Adviser Class
December 28, 1995

Aetna Mutual Funds

Prospectus
begins
on page 1

(AETNA LOGO)

Adviser Class

                                                                         Aetna
                                                                  Mutual Funds
[Aetna logo] December 28, 1995                                      Prospectus


The Company   Aetna Series Fund, Inc. (the "Company") is an open-end
management investment company authorized to issue multiple series of shares, each representing a diversified portfolio of investments (collectively, the "Funds," individually, a "Fund" ) with different investment objectives, policies and restrictions. Currently, each Fund is authorized to offer two classes of shares, the Adviser Class and the Select Class.


The Prospectus This Prospectus contains information you should know before investing. A Statement of Additional Information ("SAI") dated March 31, 1995 as amended by supplement dated December 28, 1995 has been filed with the Securities and Exchange Commission ("Commission") and is incorporated by reference into this Prospectus. For a free copy of the SAI, call 1-800-367-7732 or write to Aetna Series Fund, Inc., 151 Farmington Avenue, Hartford, Connecticut 06156-8962, or ask your representative.


This Prospectus is for investors eligible to purchase Adviser Class shares. A separate Prospectus is available for investors eligible to purchase Select Class shares. Sales charges, expenses and performance will vary with respect to each class.

Investment Objectives

Aetna Money Market Fund   seeks to provide high current return, consistent
with preservation of capital and liquidity, through investment in high-quality money market instruments.

Although the Money Market Fund will strive to maintain a $1.00 net asset value per share, there is no assurance that it will be able to do so. Investments in this Fund are neither insured nor guaranteed by the U.S. Government.

Aetna Government Fund   seeks to provide income consistent with the
preservation of capital through investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Aetna Bond Fund   seeks to provide high total return (i.e., income and
capital appreciation), consistent with reasonable risk, primarily through investment in a diversified portfolio of high-quality corporate bonds and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

The Aetna Fund   seeks to maximize total return with reasonable safety of
principal by investing in a diversified portfolio of stocks, bonds and money market instruments; the Aetna Fund may involve less investment risk than a portfolio consisting entirely of common stocks.

Aetna Growth and Income Fund   seeks long-term growth of capital and income
through investment in a diversified portfolio primarily of common stocks and securities convertible into common stocks believed to offer above-average growth potential.

Aetna Growth Fund   seeks growth of capital through investment in a
diversified portfolio primarily of common stocks and securities convertible into common stocks believed to offer growth potential.

Aetna Small Company Growth Fund   seeks growth of capital primarily through
investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.

Aetna International Growth Fund   seeks long-term capital growth primarily
through investment in a diversified portfolio of common stocks principally traded in countries outside of North America.

Aetna Asian Growth Fund   seeks long-term growth of capital primarily through
investment in a diversified portfolio of common stocks principally traded in countries in Asia excluding Japan.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND RETAIN FOR FUTURE REFERENCE.

Table of Contents

Highlights                                4
Fee Tables                                6
Financial Highlights                     10
Description of the Funds                 14
Risk Factors and Other Considerations    20
Investment Restrictions                  24
Shareholder Services                     25
Other Features                           30
Cross-Fund Investing                     31
Fees and Charges                         32
Management of the Funds                  33
Portfolio Management                     37
Fund Distributions                       38
Net Asset Value                          39
Taxes                                    39
General Information                      40
Performance Data                         42
Glossary of Investment Terms             43
Description of Corporate Bond Ratings    46

Highlights

What is a Mutual Fund and What are its Advantages?   A mutual fund is an
investment company that buys and sells securities on behalf of individuals sharing common financial goals. Mutual funds allow you to pool your money with others, to spread risk through diversification and to benefit from professional management. You have immediate access to your money simply by writing a letter or, in the case of the Aetna Money Market Fund, by writing a check.


What Funds are Offered? The Company is currently comprised of 13 different Funds, 12 of which are currently offered each with its own objective and policies and all of which are diversified portfolios under the Investment Company Act of 1940. The following nine Funds are described in this Prospectus:


(bullet) Aetna Money Market Fund (Money Market Fund) - a portfolio consisting of high-quality money market instruments

(bullet) Aetna Government Fund (Government Fund) - a portfolio of U.S. Government securities

(bullet) Aetna Bond Fund (Bond Fund) - a portfolio primarily of high-quality corporate and U.S. Government securities

(bullet) The Aetna Fund (Aetna Fund) - a flexible portfolio of stocks, bonds and money market instruments

(bullet) Aetna Growth and Income Fund (Growth and Income Fund) - a common stock portfolio

(bullet) Aetna Growth Fund (Growth Fund) - a common stock portfolio of companies believed to have potential for growth

(bullet) Aetna Small Company Growth Fund (Small Company Growth Fund) - a common stock portfolio of companies with smaller market capitalizations

(bullet) Aetna International Growth Fund (International Growth Fund) - a common stock portfolio of companies traded outside North America

(bullet) Aetna Asian Growth Fund (Asian Growth Fund) - a common stock portfolio of companies traded in Asia excluding Japan

Risk Factors   The different types of securities purchased and investment techniques used by a Fund involve varying amounts of risk. For example, equity securities are subject to a decline in the stock market or in the value of the company and preferred stocks have price risk and some interest rate and credit risk. The value of debt securities may be affected by changes in general interest rates and in the credit worthiness of the issuer. In addition, foreign securities have currency risk. For more information, see "Risk Factors and Other Considerations."

What is the Adviser Class of Shares?   Each Fund has two classes of shares:
Adviser Class shares, which are offered primarily to the general public, and Select Class shares, which are offered principally to institutions.

Adviser Class shares (except for certain purchases of Money Market Shares - See "Contingent Deferred Sales Charge" for details)are subject to a contingent deferred sales charge (CDSC). The maximum CDSC is 1.0% (see "Contingent Deferred Sales Charge" for details) declining by 0.25% each year after the date of purchase to zero, so that no charge is imposed on shares purchased over four years prior to redemption. Adviser Class shares of each Fund are also subject to an annual service fee of 0.25% (0.10% for the Money Market Fund) and (except for the Money Market Fund) an annual distribution fee of 0.50% of the value of average daily net assets. See "Fees and Charges" for more information.


How Can I Purchase Shares?   You may purchase Adviser Class shares by
completing an Aetna Series Fund Adviser Class Application ("Application"). Your initial purchase must be for a minimum of $1,000 for each Fund with a minimum of $500 for Individual Retirement Accounts ("IRA"). We also offer a systematic investment program that enables investors to purchase shares on a regular basis. Please refer to "Shareholder Services" for complete details.

When Can I Redeem Shares?   Shares may be redeemed on each day the New York
Stock Exchange, Inc. (NYSE) is open for business. Adviser Class shares are redeemable at net asset value less any applicable CDSC. See "Shareholder Services" for more information.

Who is the Manager?   Aetna Life Insurance and Annuity Company ("ALIAC") is
the Investment Adviser to each Fund. It is currently a wholly owned subsidiary of Aetna Life and Casualty Company ("Aetna") which, with affiliated companies, comprises one of the world's leading providers of insurance and financial services. As of December 31, 1994, ALIAC managed over $19 billion of assets worldwide for both individual and institutional investors.

Aeltus Investment Management, Inc. ("Aeltus") is the sub-adviser to the Growth Fund and the Small Company Growth Fund and Aeltus Investment Management International (F.E.) Limited ("Aeltus Far East") is the sub-adviser to the Asian Growth Fund. As of December 31, 1994, Aeltus and its affiliate Aeltus Far East collectively managed over $20 billion of assets.

Please refer to "Management of the Funds" for further information.

Customer Service   Shareholders in the Funds enjoy a high level of
personalized service. Please call your representative for details or refer to "Shareholder Services" for additional information.

Fee Tables

The following is provided to assist you in understanding the various charges and expenses that you would bear directly or indirectly as an investor in the Funds. A complete description of these charges and expenses starts on page 32.

                                Adviser Class
                       Shareholder Transaction Expenses

                                      Deferred
                                    Sales Charge    Sales Charge
                    Sales Charge         on          on Dividend     Exchange
                    on Purchases   Redemptions(1)   Reinvestment       Fee
-----------------    ------------ --------------   --------------    ---------
Money Market           None             1.0%            None          None
Government             None             1.0%            None          None
Bond                   None             1.0%            None          None
Aetna Fund             None             1.0%            None          None
Growth and Income      None             1.0%            None          None
Growth                 None             1.0%            None          None
Small Company
  Growth               None             1.0%            None          None
International
  Growth               None             1.0%            None          None
Asian Growth           None             1.0%            None          None

(1) The contingent deferred sales charge set forth in the above table is the maximum redemption charge imposed on Adviser Class shares. Direct purchases into the Money Market Fund are not subject to a sales charge on redemption. Investors may pay charges less than 1.0%, depending on the length of time the shares are held. Adviser Class shares of each Fund other than the Money Market Fund are also subject to an annual distribution fee of 0.50% and an annual service fee of 0.25% of the value of average daily net assets of the Adviser Class. The Money Market Fund is subject to an annual service fee of 0.10% of the value of average daily net assets of its Adviser Class. See "Fees and Charges" in the Adviser Class prospectus.

                                Adviser Class
                        Annual Fund Operating Expenses
                (as a percentage of average daily net assets)

                                                                 Total Fund
                                                   Other          Operating
           Management/                            Expenses        Expenses
           Advisory Fee  Administrative            (after        (after fee
            (after fee    Fee (after    12b-1     expense      waiver/expense
             waiver)      fee waiver)    Fee   reimbursement)  reimbursement)
--------   ------------   ------------  -----   ------------   ---------------
Money
  Market       0.00%         0.10%       0.00%      0.20%           0.30%
Government     0.04%         0.25%       0.50%      0.66%           1.45%
Bond           0.19%         0.25%       0.50%      0.56%           1.50%
Aetna
  Fund         0.80%         0.25%       0.50%      0.52%           2.07%
Growth
  and
  Income       0.68%         0.25%       0.50%      0.99%           2.42%
Growth         0.70%         0.25%       0.50%      0.72%           2.17%
Small
  Company
  Growth       0.85%         0.25%       0.50%      0.54%           2.14%
International
  Growth       0.85%         0.25%       0.50%      0.81%           2.41%
Asian
  Growth       0.41%         0.25%       0.50%      1.14%           2.30%

From time to time, the Investment Adviser may agree to waive all or a portion of its Management/Advisory Fee and/or its Administrative Fee for a particular Fund and to reimburse some or all of a particular Fund's Other Expenses. Such fee waiver/expense reimbursement arrangements will increase a Fund's total return and may be modified or terminated at any time.


The expenses shown above have been estimated based on annualized expenses for the period from inception of the class (April 15, 1994) through October 31, 1994 and reflect the most current fee waiver/expense reimbursement arrangements as of the date of this Prospectus. Fee waiver/ expense reimbursement arrangements are in effect for the Money Market Fund, the Government Fund, the Bond Fund and the Asian Growth Fund. These arrangements currently limit the Total Fund Operating Expenses for these Funds at the amounts shown above. Without these arrangements, expenses would have been as follows: Money Market Fund's Management/Advisory Fees, Administrative Fees, Other Expenses and Total Fund Operating Expenses would have been 0.40%, 0.25%, 0.30%, and 0.95%, respectively; Government Fund's Management/Advisory Fees and Total Fund Operating Expenses would have been 0.50% and 1.91%, respectively; Bond Fund's Management/Advisory Fees and Total Fund Operating Expenses would have been 0.50% and 1.81%, respectively; and Asian Growth Fund's Management/Advisory Fees and Total Fund Operating Expenses would have been 1.00% and 2.50%, respectively (2.89% actual total expense reduced to comply with California state law).

                                 Adviser Class
                                    Example

Using the above expenses, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return and either redemption at the end of each of the periods shown or no redemption:


                                       1         3         5
                                     Year     Years     Years     10 Years
----------------------------------   ------   -------   -------   ---------
*Money Market
 Redemption at end of each time
  period                              $13       $15      $ 17       $ 38
 No Redemption                         13        15        17         38
Government
 Redemption at end of each time
  period                               25        51        79        174
 No Redemption                         15        46        79        174
Bond
 Redemption at end of each time
  period                               25        52        82        179
 No Redemption                         15        47        82        179
Aetna Fund
 Redemption at end of each time
  period                               31        70       111        240
 No Redemption                         21        65       111        240
Growth and Income
 Redemption at end of each time
  period                               35        80       129        276
 No Redemption                         25        75       129        276
Growth
 Redemption at end of each time
  period                               32        73       116        250
 No Redemption                         22        68       116        250
Small Company Growth
 Redemption at end of each time
  period                               32        72       115        247
 No Redemption                         22        67       115        247
International Growth
 Redemption at end of each time
  period                               34        80       129        275
 No Redemption                         24        75       129        275
Asian Growth
 Redemption at end of each time
  period                               33        77       123        264
 No Redemption                         23        72       123        264

This example should not be considered an indication of past or future expenses. Actual expenses may be greater or less than those shown. This example reflects, among other things, the application of the maximum Deferred Sales Charge imposed on Adviser Class shares.

*For the Money Market Fund, a Deffered Sales Charge applies only upon redemption of shares purchased through an exchange from another Fund within four years prior to the redemption.

                                  Select Class
                       Shareholder Transaction Expenses

                                      Deferred      Sales Charge
                    Sales Charge    Sales Charge     on Dividend     Exchange
                    on Purchases   on Redemptions   Reinvestment       Fee
-----------------    ------------ --------------   --------------    ---------
Money Market           None            None             None          None
Government             None            None             None          None
Bond                   None            None             None          None
Aetna Fund             None            None             None          None
Growth and Income      None            None             None          None
Growth                 None            None             None          None
Small Company
  Growth               None            None             None          None
International
  Growth               None            None             None          None
Asian Growth           None            None             None          None


                                 Select Class
                        Annual Fund Operating Expenses
                (as a percentage of average daily net assets)

                                                              Total Fund
                                                              Operating
                    Management/  Administrative                Expenses
                    Advisory Fee       Fee                (after fee waiver/
                     (after fee     (after fee   Other         expense
                      waiver)        waiver)  Expenses      reimbursement)
-----------------    ------------  ------------  -----    -------------------
Money Market            0.00%          0.10%      0.20%          0.30%
Government              0.04%          0.25%      0.41%          0.70%
Bond                    0.19%          0.25%      0.31%          0.75%
Aetna Fund              0.80%          0.25%      0.27%          1.32%
Growth and Income       0.68%          0.25%      0.10%          1.03%
Growth                  0.70%          0.25%      0.47%          1.42%
Small Company
  Growth                0.85%          0.25%      0.48%          1.58%
International
  Growth                0.85%          0.25%     .0.78%          1.88%
Asian Growth            0.41%          0.25%      0.89%          1.55%

From time to time, the Investment Adviser may agree to waive all or a portion of its Management/Advisory Fee and/or its Administrative Fee for a particular Fund and to reimburse some or all of a particular Fund's Other Expenses. Such fee waiver/expense reimbursement arrangements will increase a Fund's total return and may be modified or terminated at any time.


The expenses shown above have been annualized based on the ten month period ended October 31, 1994 and reflect the most current fee waiver/expense reimbursement arrangements as of the date of this Prospectus. Fee waiver/expense reimbursement arrangements are in effect for the Money Market Fund, the Government Fund, the Bond Fund and the Asian Growth Fund. These arrangements currently limit the Total Fund Operating Expenses for these Funds at the amounts shown above. Without these arrangements, expenses would have been as follows:
Money Market Fund's Management/Advisory Fees, Administrative Fees and Total Fund Operating Expenses would have been 0.40%, 0.25%, and 0.85%, respectively; Government Fund's Management/Advisory Fees and Total Fund Operating Expenses would have been 0.50% and 1.16%, respectively; Bond Fund's Management/Advisory Fees and Total Fund Operating Expenses would have been 0.50% and 1.06%, respectively; and Asian Growth Fund's Management/Advisory Fees and Total Fund Operating Expenses would have been 1.00% and 2.14%, respectively.

                                  Select Class
                                     Example

Using the above expenses, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return and redemption at the end of each of the periods shown:

                         1         3         5
                       Year     Years     Years     10 Years
 -------------------   ------   -------   -------   ---------
Money Market            $ 3       $10      $ 17       $ 38
Government                7        22        39         87
Bond                      8        24        42         93
Aetna Fund               13        42        72        159
Growth and Income        11        33        57        126
Growth                   14        45        78        170
Small Company
  Growth                 16        50        86        188
International
  Growth                 19        59       102        220
Asian Growth             16        49        84        185

This example should not be considered an indication of past or future expenses. Actual expenses may be greater or less than those shown.

As noted above, each Fund has two classes, Adviser Class shares and Select Class shares. Because the expenses and sales charges vary between the classes, the performance of each class will vary. Registered representatives may receive different levels of compensation when selling shares of the Fund's classes. Additional information regarding each Fund's classes may be obtained by calling your representative or 1-800-367-7732.

Financial Highlights

(for one outstanding share throughout each period)


The selected data presented below for, and as of the end of, each of the periods listed are derived from the financial statements of Aetna Series Fund, Inc. The financial statements as of April 30, 1995 (unaudited) are included in the SAI dated March 31, 1995 as amended by Supplement dated December 28, 1995. The financial statements for the period ended October 31, 1994 have been audited by KPMG Peat Marwick LLP, independent auditors. The financial statements as of October 31, 1994 and the financial highlights for the ten-month period ended October 31, 1994 and the years ended December 31, 1993 and December 31, 1992 independent auditors' report thereon, are included in the SAI.


                                                         Adviser Class Shares+
                                                      Net
                                                  Realized and
                          Net Asset                Unrealized
                            Value        Net      Gain (Loss)    Total from
                          Beginning  Investment        on        Investment
                          of Period    Income     Investments    Operations
                          ---------   ---------   ------------   -----------
Money Market Fund
  Six-month
   period ended
   April 30, 1995
  (unaudited)              $ 1.00       $0.03        $ 0.00        $ 0.03
Period from
  April 15, 1994--
  October 31, 1994           1.00        0.03          0.00          0.03
Government Fund
  Six-month
   period ended
   April 30, 1995
  (unaudited)                9.41        0.27          0.25          0.52
Period from
   April 15, 1994--
  October 31, 1994           9.67        0.24         (0.24)         0.00
Bond Fund
  Six-month
   period ended
   April 30, 1995
  (unaudited)                9.58        0.28          0.21          0.49
Period from
   April 15, 1994--
  October 31, 1994           9.92        0.28         (0.35)        (0.07)
The Aetna Fund
  Six-month
   period ended
   April 30, 1995
  (unaudited)               10.62        0.12          0.45          0.57
Period from
   April 15, 1994--
  October 31, 1994          10.54        0.19          0.00          0.19

                        Dividends     Dividends
                        from Net     in Excess of
                       Investment   Net Investment
                         Income         Income
                        ---------   --------------
Money Market Fund
  Six-month
   period ended
   April 30, 1995
  (unaudited)            $(0.03)        $0.00
Period from
   April 15, 1994--
  October 31, 1994        (0.03)         0.00
Government Fund
  Six-month
   period ended
   April 30, 1995
  (unaudited)             (0.28)         0.00
Period from
   April 15, 1994--
  October 31, 1994        (0.26)         0.00
Bond Fund
  Six-month
   period ended
   April 30, 1995
  (unaudited)             (0.28)         0.00
Period from
   April 15, 1994--
  October 31, 1994        (0.27)         0.00
The Aetna Fund
  Six-month
   period ended
   April 30, 1995
  (unaudited)             (0.14)         0.00
Period from
   April 15, 1994--
  October 31, 1994        (0.11)         0.00


+ The Company commenced offering Adviser Class shares on April 15, 1994. Prior to that date, the Company offered only Select Class shares. The Government Fund, Growth Fund, Small Company Growth Fund and Asian Growth Fund commenced operations on January 2, 1994.

* Annualized for periods less than one year.

Per share data calculated using weighted average of shares outstanding during the period.

Additional information about the performance of Aetna Series Fund, Inc. is contained in the Annual Report dated October 31, 1994. The Report is incorporated herein by reference and is available, without charge, by writing to the Company at the address listed on the cover of this Prospectus or by calling 1-800-367-7732.

                                                                                              Ratio
                                                                                                of
                                                                                               Net
                                                                                 Ratio of  Investment
                                                                                   Net       Income
                                                                                Investment    Before
                                                       Ratio of     Ratio of      Expense  Reimburse-
                                                         Total         Net        Before       ment
                         Net                            Invest-      Invest-    Reimburse-     and
Distributions   Return  Asset            Net Assets      ment         ment         ment       Waiver
    from          of    Value              End of      Expenses     Income to   and Waiver      to
  Realized     Capital   End               Period     to Average     Average    to Average   Average
   Gain on     Distri-    of    Total       (in           Net          Net          Net        Net   Portfolio
 Investments    bution Period   Return   thousands)     Assets*      Assets*      Assets*    Assets*  Turnover
 ------------  -------  -----   ------   -----------   ----------   ----------   ----------   -------  -------
    $0.00       $0.00  $ 1.00    2.86%    $72,699        0.25%        5.66%        0.86%       5.05%     N/A
     0.00        0.00    1.00    2.41%     47,350        0.21%        4.27%        0.92%       3.67%     N/A
     0.00        0.00    9.65    5.66%        257        1.59%        6.07%        2.04%       5.62%    75.52%
     0.00        0.00    9.41   (0.06)%       151        1.28%        4.68%        2.11%       3.85%    43.63%
     0.00        0.00    9.79    5.19%     14,297        1.50%        6.07%        1.79%       5.78%    25.30%
     0.00        0.00    9.58   (0.68)%    25,405        1.49%        5.36%        1.81%       5.04%    51.80%
     0.00        0.00   11.05    5.41%        818        2.04%        2.65%        2.07%       2.62%    76.37%
     0.00        0.00   10.62    1.84%     26,396        1.87%        1.90%        2.06%       1.67%    86.10%

(for one outstanding share throughout each period)

                                                         Adviser Class Shares+

                                                    Net
                                                Realized and
                        Net Asset                Unrealized
                          Value        Net      Gain (Loss)    Total from
                        Beginning  Investment        on        Investment
                        of Period    Income     Investments    Operations
                        ---------   ---------   ------------   -----------
Growth and
  Income Fund
  Six-month
  period ended
  April 30, 1995
  (unaudited)            $11.08      $ 0.07        $ 0.66        $ 0.73
Period from
  April 15, 1994--
  October 31, 1994        10.75        0.11          0.30          0.41
Growth Fund
  Six-month
  period ended
  April 30, 1995
  (unaudited)             10.74       (0.03)         0.81          0.78
Period from
   April 15, 1994--
  October 31, 1994        10.26       (0.02)         0.50          0.48
Small Company
  Growth Fund
  Six-month
  period ended
   April 30, 1995
  (unaudited)             10.35       (0.05)         1.06          1.01
Period from
  April 15, 1994--
  October 31, 1994        10.24       (0.04)         0.15          0.11
International
  Growth Fund
  Six-month
  period ended
  April 30, 1995
  (unaudited)             11.51       (0.03)        (0.39)        (0.42)
Period from
  April 15, 1994--
  October 31, 1994        11.24        0.01          0.26          0.27
Asian Growth Fund
  Six-month
  period ended
  April 30, 1995
  (unaudited)              9.46        0.00         (1.67)        (1.67)
Period from
  April 15, 1994--
  October 31, 1994         8.56       (0.01)         0.91          0.90

                        Dividends     Dividends
                        from Net     in Excess of
                       Investment   Net Investment
                         Income         Income
                        ---------   --------------
Growth and
  Income Fund
  Six-month
  period ended
  April 30, 1995
  (unaudited)            $(0.03)        $ 0.00
Period from
  April 15, 1994--
  October 31, 1994        (0.08)          0.00
Growth Fund
  Six-month
  period ended
  April 30, 1995
  (unaudited)             (0.07)          0.00
Period from
  April 15, 1994--
  October 31, 1994         0.00           0.00
Small Company
  Growth Fund
  Six-month
  period ended
  April 30, 1995
  (unaudited)              0.00           0.00
Period from
  April 15, 1994--
  October 31, 1994         0.00           0.00
International
  Growth Fund
  Six-month
  period ended
  April 30, 1995
  (unaudited)             (0.25)         (0.53)
Period from
  April 15, 1994--
  October 31, 1994         0.00           0.00
Asian Growth Fund
  Six-month
  period ended
  April 30, 1995
  (unaudited)             (0.01)          0.00
Period from
  April 15, 1994--
  October 31, 1994         0.00           0.00

+The Company commenced offering Adviser Class shares on April 15, 1994. Prior to that date, the Company offered only Select Class shares. The Government Fund, Growth Fund, Small Company Growth Fund and Asian Growth Fund commenced operations on January 2, 1994.

*Annualized for periods less than one year.

Per share data calculated using weighted average of shares outstanding during the period.

Additional information about the performance of Aetna Series Fund, Inc. is contained in the Annual Report dated October 31, 1994. The Report is incorporated herein by reference and is available, without charge, by writing to the Company at the address listed on the cover of this Prospectus or by calling 1-800-367-7732.

                                                                                              Ratio
                                                                                                of
                                                                                               Net
                                                                                 Ratio of  Investment
                                                                                   Net        Income
                                                                                Investment    Before
                                                       Ratio of     Ratio of      Expense  Reimburse-
                                                         Total         Net        Before       ment
                         Net                            Invest-      Invest-    Reimburse-     and
Distributions   Return  Asset            Net Assets      ment         ment         ment       Waiver
    from          of    Value              End of      Expenses     Income to   and Waiver      to
  Realized     Capital   End               Period     to Average     Average    to Average   Average
   Gain on     Distri-    of    Total       (in           Net          Net          Net        Net   Portfolio
 Investments    bution Period   Return   thousands)     Assets*      Assets*      Assets*    Assets*  Turnover
 ------------  -------  -----   ------   -----------   ----------   ----------   ----------   -------  -------
    $0.00       $0.00  $11.78     6.71%   $ 1,166        1.77%         1.40%       1.77%       1.40%     78.63%
     0.00        0.00   11.08     3.71%     5,740        2.32%         1.74%       2.42%       1.65%     54.13%
     0.00        0.00   11.45     7.43%       944        1.97%        (0.51)%      2.02%      (0.57)%    63.90%
     0.00        0.00   10.74     4.58%       417        1.72%        (0.25)%      2.17%      (0.71)%   120.32%
     0.00        0.00   11.36     9.86%       581        2.44%        (0.87)%      2.18%      (0.92)%    64.45%
     0.00        0.00   10.35     0.98%       205        1.78%        (0.72)%      2.14%      (1.07)%   116.28%
     0.00        0.00   10.31    (3.59)%   28,590        2.29%        (0.48)%      2.30%      (0.56)%    21.51%
     0.00        0.00   11.51     2.40%    26,647        2.27%         0.17%       2.41%       0.02%     81.67%
     0.00        0.00    7.78   (17.63)%      418        2.82%        (0.08)%      2.90%      (0.69)%    29.97%
     0.00        0.00    9.46    10.51%       314        1.42%        (0.24)%      1.73%      (0.55)%    65.50%

Description of the Funds

Each Fund has an investment objective which is a fundamental policy and may not be changed without the vote of a majority of the holders of that Fund's outstanding shares. There can be no assurance that the Funds will meet their investment objectives. Each Fund is subject to investment restrictions described in this Prospectus and in the SAI, some of which are fundamental policies. No fundamental investment policy may be changed without shareholder approval.


A glossary describing various investment terms relating to securities that may be held by the Funds starts on page 43.


Aetna Money Market Fund

Investment Objective   The Money Market Fund seeks to provide high current
return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments.

Description of
Money Market
Fund

Investment Policy   The Money Market Fund invests in U.S. Treasury bills,
notes and bonds; obligations of agencies and instrumentalities of the U.S. Government; obligations of domestic banks and U.S. dollar denominated obligations of foreign banks (providing the issuing bank has reported assets in excess of $5 billion and meets strict capital and profitability criteria), finance company commercial paper, corporate commercial paper (including variable-rate instruments), discounted notes of domestic banks, domestic banker's acceptances eligible for discounting at the Federal Reserve, Yankee certificates of deposit, Yankee commercial paper, Eurodollar securities, repurchase agreements, corporate bonds and notes and other debt instruments. The Fund may purchase securities on a when-issued or delayed-delivery basis. All investments will have a maturity at the time of purchase, as defined under the federal securities laws, of 397 days or less. Any foreign securities or obligations will be U.S. dollar denominated.

The Money Market Fund will invest at least 95% of its total assets in high-quality securities. High-quality securities are those receiving the highest credit rating by any two rating agencies (or one, if only one rating agency has rated the security). High-quality securities may also include unrated securities if the Investment Adviser determines the security to be of comparable quality. The remainder of the Money Market Fund's assets will be invested in securities rated within the two highest rating categories by any two rating agencies (or one, if only one rating agency has rated the security) and unrated securities if the Investment Adviser determines the security to be of comparable quality. With respect to these securities, the Money Market Fund will not invest more than the greater of 1% of the market value of its total assets or $1 million in the securities or obligations of any one issuer.

The Money Market Fund will use nationally recognized rating agencies such as Standard & Poor's Corporation ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's") when determining security credit ratings. All investments will be determined to present minimal credit risks.

The Money Market Fund's dollar weighted average maturity will not exceed 90 days. Although the Investment Adviser will use its best efforts to maintain a constant net asset value of $1.00 per share, there can be no assurance that the net asset value will not vary.

Aetna Government Fund

Description of
Government
Fund

Investment Objective   The Government Fund seeks to provide income consistent
with the preservation of capital through investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Investment Policy   The Government Fund invests at least 65% of its assets in
direct obligations of the U.S. Government, such as treasury bills, notes and bonds which are backed by the full faith and credit of the United States, or in indirect obligations of the U.S. Government, such as notes and bonds which are guaranteed by agencies and instrumentalities of the U.S. Government. Securities of such agencies and instrumentalities are backed by either the full faith and credit of the U.S. Treasury, the right of the issuer to borrow from the U.S. Treasury, or the credit of the agency or instrumentality. Such agencies and instrumentalities include, but are not limited to, the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") and the Student Loan Marketing Association ("SLMA").

The Government Fund may also invest in repurchase agreements collateralized by U.S. Government agency securities, STRIPs, zero coupon bonds and options and futures contracts.

Aetna Bond Fund

Investment Objective   The Bond Fund seeks to provide high total return
(i.e., income and capital appreciation), consistent with reasonable risk, primarily through investment in a diversified portfolio of high-quality corporate bonds and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Description of
Bond Fund

Investment Policy   The Bond Fund will normally invest at least 65% of its
total assets in high-quality corporate bonds, mortgage-related and other asset-backed and debt securities, and securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Such securities will be rated AA or above by Standard & Poor's, Aa or above by Moody's, similarly rated by other nationally recognized statistical rating organizations, or be considered by the Investment Adviser to be of comparable quality. The Fund will not target any given maturity, thus giving it flexibility to invest in short and long-term securities as market conditions change. The Bond Fund may also invest in repurchase agreements, equity securities (not to exceed 5% of total assets) and securities issued by any foreign corporation or instrumentality or political subdivision of foreign governments (not to exceed 25% of total assets). The Bond Fund may also purchase securities on a when-issued or delayed-delivery basis.

Additionally, the Bond Fund may invest in commercial paper and other short-term investments, including variable-rate instruments, all having a maturity of less than one year, and in debt securities with equity features, convertibles, and straight debt securities.

The Bond Fund may invest up to 15% of its total assets in high risk high-yield securities or "junk bonds" (securities rated BB/Ba or below, or if unrated, considered by the Investment Adviser to be of comparable quality). This will limit the Fund's ability to earn a higher return which may be associated with high risk, non-investment grade securities. See "Risk Factors and Other Considerations" for further information.

As of October 31, 1994, the weighted average distribution of bonds in the Bond Fund based on Standard & Poor's and Moody's bond ratings was 58% in AAA, 12% in AA, 11% in A, 7% in BBB, 4% in BB, 3% in B and 5% in unrated bonds.

The Aetna Fund

Description of
the Aetna Fund

Investment Objective   The Aetna Fund seeks to maximize total return with
reasonable safety of principal by investing in a diversified portfolio of stocks, bonds and money market instruments. The Aetna Fund may involve less investment risk than a portfolio consisting entirely of common stocks.

Investment Policy The Aetna Fund will allocate its assets among common and preferred stocks, bonds, including mortgage-related and other asset-backed securities, U.S. Government securities, U.S. Government derivatives, and money market instruments, including variable-rate instruments and repurchase agreements, in proportions that reflect the anticipated returns and risks of each asset class.

The Aetna Fund will not invest more than 15% of the total value of its assets in high risk, high-yield securities, or "junk bonds." It may buy and sell listed covered put and call options and stock index futures contracts and related options. The Aetna Fund may also purchase securities on a when-issued or delayed-delivery basis.

The Investment Adviser employs current market statistics and economic indicators to forecast returns for each sector of the securities market for the Aetna Fund. These calculations provide a disciplined framework for assessing the relative attractiveness of stocks, bonds, and cash equivalents. The Investment Adviser uses proprietary computer programs to help calculate the optimal asset exposure over specified time periods for the Aetna Fund.

Special Considerations   Investors should be aware that the investment
results of the Aetna Fund partly depend upon the Investment Adviser's ability to anticipate correctly the relative performance of stocks, bonds and money market instruments.

While the Investment Adviser has substantial experience in managing all asset classes, there can be no assurance that the Investment Adviser will always allocate assets to the best performing sectors. The Aetna Fund's performance would suffer if a major portion of its assets were allocated to stocks in a declining market or, similarly, if a major portion of its assets were allocated to bonds at a time of adverse interest rate movement.

Aetna Growth and Income Fund

Description of
Growth and
Income Fund

Investment Objectives   The Growth and Income Fund seeks long-term growth of
capital and income through investment in a diversified portfolio primarily of common stocks and securities convertible into common stocks believed to offer above-average growth potential.

Investment Policies   The Growth and Income Fund is expected to invest
primarily in common stocks which have significant potential for capital or income growth. It may also invest in convertible and nonconvertible preferred stocks, debt securities, rights and warrants.

Additionally, the Growth and Income Fund may lend portfolio securities, write and buy listed covered call options and buy and sell listed covered put options and stock index futures and options. The Growth and Income Fund may also enter into repurchase agreements with domestic banks and broker dealers, invest up to 25% of its assets in foreign securities, engage in currency hedging and purchase securities on a when-issued or delayed-delivery basis. The Growth and Income Fund will not invest more than 15% of the total value of its assets in high risk, high-yield securities or "junk bonds."

Aetna Growth Fund

Description of
Growth Fund

Investment Objective   The Growth Fund seeks growth of capital through
investment in a diversified portfolio primarily of common stocks and securities convertible into common stocks believed to offer growth potential.

Investment Policy   The Growth Fund will normally invest at least 65% of its
total assets in common stocks which have potential for capital growth. It may also invest in convertible and non-convertible preferred stocks.

Additionally, the Growth Fund may lend portfolio securities, buy and sell put and call options, and stock index futures and options. The Growth Fund may also enter into repurchase agreements, invest up to 25% of its assets in foreign securities, engage in currency hedging and purchase securities on a when-issued, delayed delivery or forward commitment basis. The Growth Fund will not invest more than 15% of the total value of its assets in high risk, high-yield securities or "junk bonds."

Investments of the Growth Fund are selected with the assistance of computer-aided quantitative analysis and research. However, the Fund's investments are not solely driven by quantitative techniques and asset allocation decisions will always remain at the discretion of the Investment Adviser.

Aetna Small Company Growth Fund

Investment Objective   The Small Company Growth Fund seeks growth of capital
primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.

Description of
Small Company
Growth Fund

Investment Policy   The Small Company Growth Fund will normally invest at
least 65% of its total assets in the common stock of companies with equity market capitalizations at the time of purchase of $1 billion or less. The Small Company Growth Fund may also invest in convertible and non-convertible stocks.

Additionally, the Small Company Growth Fund may lend portfolio securities, buy and sell put and call options and stock index futures and options. The Small Company Growth Fund may also enter into repurchase agreements, invest up to 25% of its assets in foreign securities, engage in currency hedging and purchase securities on a whenissued, delayed delivery or forward commitment basis. The Small Company Growth Fund will not invest more than 15% of the total value of its assets in high risk, high-yield securities or "junk bonds."

Investments for the Small Company Growth Fund are selected with the assistance of computer-aided quantitative analysis and research. However, the Fund's investments are not solely driven by quantitative techniques and asset allocation decisions will remain at the discretion of the Investment Adviser.

Aetna International Growth Fund

Investment Objective   The International Growth Fund seeks long-term capital
growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of North America. The International Growth Fund will not target any given level of current income.

Description of
International
Growth Fund

Investment Policy   The International Growth Fund will invest at least 65% of
its total assets among securities principally traded in three or more countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Indonesia, Italy, Japan, Korea, Luxembourg, Malaysia, New Zealand, the Netherlands, Norway, the Philippines, Singapore, Spain, Sweden, Switzerland, Taiwan, Thailand, and the United Kingdom.

The International Growth Fund will invest primarily in equity securities but may invest in convertible and preferred stocks. Further, from time to time the International Growth Fund may hold up to 10% of its total assets in long-term debt securities with an equivalent Standard & Poor's or Moody's rating of AA/Aa or above.

The International Growth Fund may enter into forward foreign exchange contracts or purchase financial futures or options (including options on futures) as a means to moderate the impact of foreign currency fluctuations. It may also purchase securities on a when-issued or delayed-delivery basis.

Aetna Asian Growth Fund

Description of
Asian Growth
Fund

On September 29, 1995, the Board of Directors of the Company adopted a Plan of Reorganization and Liquidation on behalf of the Aetna Asian Growth Fund (the "Plan"). If the Plan is approved by the Asian Growth Fund shareholders, the Aetna International Growth Fund would acquire all of the assets of the Asian Growth Fund, the shareholders of the Asian Growth Fund would become shareholders of the International Growth Fund, and the Asian Growth Fund would be liquidated.

Investment Objective   The Asian Growth Fund seeks long-term growth of
capital primarily through investment in a diversified portfolio of common stocks principally traded in countries in Asia excluding Japan. The Asian Growth Fund will not target any given level of current income.

Investment Policy   The Asian Growth Fund will invest at least 65% of its
total assets among securities principally traded in China, Hong Kong, India, Indonesia, Malaysia, Pakistan, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan, and Thailand.

The Asian Growth Fund will invest primarily in equity securities but may invest in convertible and preferred stocks. In addition, the Asian Growth Fund may invest up to 10% of its assets in long-term debt securities if the Investment Adviser believes they will provide superior returns to common stocks. The Asian Growth Fund may also enter into forward foreign exchange contracts and purchase financial futures or options, and purchase securities on a when-issued or delayed-delivery basis.

Special Considerations for International Investors   In the last 30 years,
foreign economic growth has frequently outpaced that of the United States and returns from foreign equity investments have often exceeded those on comparable U.S. securities. The Investment Adviser believes that investment in foreign securities offers significant potential for long-term capital appreciation and affords substantial opportunities for investment diversification.

However, investments in securities of foreign companies and in securities denominated in foreign currencies involve additional risks not present in U.S. securities. Please refer to "Risk Factors and Other Considerations" below for further information.

Risk Factors and Other Considerations

General Considerations   The different types of securities purchased and
investment techniques used by a Fund involve varying amounts of risk. For example, equity securities are subject to a decline in the stock market or in the value of the company and preferred stocks have price risk and some interest rate and credit risk. The value of debt securities may be affected by changes in general interest rates and in the creditworthiness of the issuer. Debt securities with longer maturities (for example, over ten years) are more affected by changes in interest rates and provide less price stability than securities with short term maturities (for example, one to ten years). Also, on each debt security, there is a risk of principal and interest default which will be greater with higher-yielding, lower-grade securities. High risk, high-yield securities ("junk bonds") may provide a higher return but with added risk. In addition, foreign securities have currency risk.

Portfolio Turnover   Portfolio turnover refers to the frequency of portfolio
transactions and the percentage of portfolio assets being bought and sold in the aggregate during the year. The Funds, excluding the Money Market Fund, do not intend to make a general practice of short-term trading. It is anticipated that under normal market conditions the average annual portfolio turnover rates will not exceed 100% for each of the Funds.

A high turnover rate will result in increased brokerage commissions and may increase taxable capital gains. Please see "Taxes" for further information.

Cash or Cash Equivalents   All Funds reserve the right to temporarily depart
from their investment objective by investing up to 100% of their assets in cash or cash equivalents to defend against potential market decline. Such cash equivalents will be the same type of instruments invested in by the Money Market Fund.

All the Funds may use the following:

Derivatives   In order to manage its exposure to changing interest rates, securities prices and currency exchange rates, or to increase its investment return, a Fund may engage in hedging and other strategies using derivatives. A derivative is a financial instrument whose value depends on (or "derives" from) the value of an underlying asset, such as a security, interest rate, currency rate or index. Derivatives which may be used in the Funds include forward contracts, swaps, structured notes, collateralized mortgage obligations ("CMOs"), futures and options (see below). The risks involved in using derivatives include the risk that the derivative may experience greater price swings than other securities and may be less liquid than other securities. Leveraged derivatives involve borrowing. The Funds may use derivatives as a hedge against foreign currency, equity market or interest rate risk, or to gain additional exposure to certain markets for investment purposes, within the limitations set forth below. In addition, they may be used to enhance a Fund's yield. For purposes other than hedging, a Fund will invest no more than 5% of its assets in derivatives which at the time of purchase are considered by management to involve high risk to the Fund, such as inverse floaters, interest only ("IO") and principal only ("PO") debt instruments. Each Fund (except the Money Market Fund) may invest up to 30% of its assets in lower risk derivatives for hedging purposes.

Borrowing   Each Fund may borrow up to 5% of the value of its total assets from a bank for temporary or emergency purposes. The Funds do not intend to borrow for other purposes, except that they may invest in leveraged derivatives which have certain risks as outlined above.

Repurchase Agreements   Under a repurchase agreement, a Fund may acquire a
debt instrument for a relatively short period subject to an obligation by the seller to repurchase and by the Fund to resell the instrument at a fixed price and time.

The Funds may enter into repurchase agreements with domestic banks and broker-dealers. Such agreements, although fully collateralized, involve the risk that the seller of the securities may fail to repurchase them. In that event, a Fund may incur costs in liquidating the collateral or a loss if the collateral declines in value. If the default on the part of the seller is due to insolvency and the seller initiates bankruptcy proceedings, the ability of a Fund to liquidate the collateral may be delayed or limited.

The Company's Board of Directors has established credit standards for issuers of repurchase agreements entered into by a Fund.

Asset-Backed Securities   Each Fund may purchase securities collateralized by
a specified pool of assets, including, but not limited to, automobile loans, computer leases, boat loans, home equity loans, mobile home loans, recreational vehicles or credit card receivables.

These securities are subject to prepayment risk. In periods of declining interest rates, reinvestment would thus be made at lower and less attractive rates.

Bank Obligations   Each Fund may invest in obligations issued by domestic
banks or foreign banks (including bankers' acceptances, time deposits and certificates of deposit) provided the issuing bank has a minimum of $5 billion in assets and a primary capital ratio of at least 4.25%.

Illiquid and Restricted Securities   Each Fund may invest up to 15% of its
total assets in illiquid securities (10% in the case of the Money Market
Fund). Illiquid securities are securities that are not readily marketable or cannot be disposed of within seven days in the ordinary course of business without taking a materially reduced price. In addition, a Fund may invest in securities that are subject to legal or contractual restrictions as to resale, including securities purchased under Rule 144A and Section 4(2) of the Securities Act of 1933. The Board of Directors has established a policy to determine the liquidity of such securities.

Foreign Securities   The purchase of foreign securities may involve certain
additional risks. Such risks include: currency fluctuations and related currency conversion costs; less liquidity; price or income volatility; less government supervision and regulation of foreign stock exchanges, brokers and listed companies; possible difficulty in obtaining and enforcing judgments against foreign entities; adverse foreign political and economic developments; different accounting procedures and auditing standards; the possible imposition of withholding taxes on interest income payable on securities; the possible seizure or nationalization of foreign assets; the possible establishment of exchange controls or other foreign laws or restrictions which might adversely affect the payment and transferability of principal, interest and dividends on securities; higher transaction costs; possible settlement delays; and less publicly available information about foreign issuers.

All Funds except the Money Market Fund
may also use the following:

Futures Contracts   A Fund may enter into futures contracts or options on
futures to manage the risk of changes in interest rates, equity prices, currency exchange rates or in anticipation of future purchases or sales of securities.

Certain risks are involved in futures contracts, including but not limited to: no assurance that transactions in futures contracts can be effected at favorable prices; possible reduction in a Fund's total return and yield; possible reduction in value of the futures instrument; the inability of a Fund to limit losses by closing its position due to lack of a liquid secondary market or due to daily limits of price fluctuation; imperfect correlation between the value of the futures contracts and the related securities; and potential losses in excess of the amount invested in the futures contracts themselves.

The use of futures involves a high degree of leverage because of the low margin requirements. As a result, small price movements in futures contracts may result in immediate and potentially unlimited losses or gains to a Fund. The amount of gains or losses on investments in futures contracts depends on the portfolio manager's ability to predict correctly the direction of stock prices, interest rates and other economic factors.

Options   Options are used to minimize principal fluctuation or to generate additional premium income but they do involve risks. Writing call options, for example, involves the risk of not being able to effect closing transactions at favorable prices or to participate in the appreciation of the underlying securities. Purchasing put options involves the risk of losing the entire purchase price of the option.

All Funds except the Money Market Fund,
Government Fund, International Growth Fund and Asian Growth Fund may also use the following:

High-Yield Securities   A Fund may invest in high risk, high-yield
securities, often called "junk bonds." These securities are rated BB/Ba or below, or, if unrated, are considered by the Investment Adviser to be of comparable quality. The Funds will not invest in high-yield securities rated below B (securities with the capacity to meet interest and principal payments but with greater vulnerability to default). These securities tend to offer higher yields than investment-grade bonds because of the additional risks associated with them. These risks include: a lack of liquidity; an unpredictable secondary market; a greater likelihood of default; increased sensitivity to difficult economic and corporate developments; call provisions which may adversely affect investment returns; and loss of the entire principal and interest.

Although junk bonds are high risk investments, the Investment Adviser may purchase these securities if they are thought to offer good value. This may happen if, for example, the rating agencies have, in the Investment Adviser's opinion, misclassified the bonds or overlooked the potential for the issuer's enhanced creditworthiness.

The Government Fund,
Bond Fund and Aetna Fund
may also use the following:

Mortgage-Backed Securities   A Fund may invest in mortgage-backed and other
pass-through securities. Payments of interest and principal on these securities may be guaranteed by an agency or instrumental-ity of the U.S. Government such as the GNMA, the FHLMC and the FNMA. These securities represent part ownership of a pool of mortgage loans where principal is scheduled to be paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. A Fund may also invest in private mortgage pass-through securities backed by pools of conventional fixed-rate or adjustable-rate mortgage loans. In addition, a Fund may invest in CMOs and securities issued by real estate mortgage investment conduits ("REMICs"). Mortgage-backed securities are also subject to the same prepayment risk as asset-backed securities.

The Aetna Fund, Growth and Income Fund,
Growth Fund and Small Company Growth Fund may also use the following:

Small Capitalization Companies   These companies may be in an early
developmental stage or older companies entering a new stage of growth due to management changes, new technology, products or markets. They may also be undervalued due to poor economic conditions, market decline or actual or anticipated unfavorable developments affecting the issuer of the security or its industry.

Securities of small capitalization companies tend to offer greater potential for growth than securities of larger, more established issuers but there are additional risks associated with them. These risks include: limited marketability; more abrupt or erratic market movements than securities of larger capitalization companies; and less publicly available information about the issuer. In addition, these companies may be dependent on relatively few products or services, have limited financial resources and lack of management depth, and may have less of a track record or historical pattern of performance.

Investment Restrictions

A Fund will not concentrate its investments in any one industry except that a Fund may invest up to 25% of its total assets in securities issued by companies principally engaged in any one industry. For purposes of this restriction, finance companies will be classified as separate industries according to the end users of their services, such as automobile finance, computer finance and consumer finance. This limitation will not apply to securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities and in the case of the Money Market Fund, to securities invested in, or repurchase agreements for, U.S. Government securities, and certificates of deposit, bankers' acceptances, or securities of banks and bank holding companies. Also, a Fund will not invest more than 5% of its total assets in the securities of any one issuer (excluding securities issued or guaran-teed by the U.S. Government, its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer. This restriction applies only to 75% of a Fund's total assets. See the SAI for additional restrictions.

Shareholder Services

The Company offers several services to its Fund shareholders. These may be selected on the Application.

These services may not be available through employer-sponsored retirement plans. For information on services that are available under employer-sponsored retirement plans, such as 401(k) plans, please refer to your enrollment materials. The specific provisions of your plan will govern the investment options and services available to you.

Shareholder Inquiries   If you have any questions about the Funds or the
shareholder services described below, please call your representative or 1-800-367-7732.

How to Purchase Shares   Adviser Class shares may be purchased directly from
the Company, through a registered representative of a broker-dealer affiliated with the Company, through a registered representative of an unaffiliated broker-dealer, or through an employer-sponsored retirement plan (if you are purchasing through such a plan, please refer to your enrollment materials).

How to Open an Account   To open an account, please complete and submit an
Application with the amount to be invested. You may open an account with a minimum investment of $1,000 or $500 for IRAs. Minimum investments may be waived if an investment is made through exchange of the entire amount invested in another Fund. Minimums may also be waived for certain circumstances such as for persons investing through certain benefit plans, insurance settlement options or by systematic investments. (Please refer to "Other Features--Systematic Investment.")

Crediting of Shares   If Firstar Trust Company (the transfer agent) receives
a completed and signed Application, accompanied by a check in payment for the shares, at its Milwaukee offices prior to 4:00 p.m. Eastern time on any day that the New York Stock Exchange is open for business (Business Day), the Adviser Class shares will be purchased at the net asset value determined as of 4:15 p.m. on that date. Orders received after 4:00 p.m. will be processed at the net asset value determined on the following Business Day. For investors purchasing shares in connection with retirement plans offered by certain institutions (Institutions) under Section 401 of the Internal Revenue Code, shares will be purchased at the next price calculated on a day the NYSE is open provided that the Institution receives the investor's request before the time specified by such Institution. Investors participating in such a plan should refer to their enrollment materials for a discussion of any specific instructions on the timing or restrictions on the purchase of shares. Please refer to "Net Asset Value" for information on how the Funds are valued.

No initial sales charge is imposed at the time of purchase. A CDSC is imposed, however, on certain redemptions of Adviser Class shares. See "Fees and Charges--Contingent Deferred Sales Charge" which describes the CDSC in greater detail.

Once you have opened an account in a Fund, additional investments may be made by mail ($100 minimum), wire transfer ($500 minimum) or exchange from the same class of another Fund in the Aetna Series Fund, Inc.

All checks must be drawn on a bank located within the United States and payable in U.S. dollars.

You can
purchase by
mail

Purchase by Mail   To purchase shares by mail, please complete and sign the
Application, make a check payable to the Aetna Series Fund, Inc. and return both to your agent or representative.

You can make additional investments to your accounts by using the investment stubs from your confirmation statements or by letter. Your letter should indicate your name, account numbers, the Adviser Class shares of which Funds you wish to invest in, and the amount to be invested. Letters should be mailed to the transfer agent as follows:

    Aetna Series Fund, Inc.
    c/o Mutual Fund Services, 3rd Floor,
    P.O. Box 701,
    Milwaukee, WI 53201-0701.

When opening an account, your check should be made payable to Aetna Series Fund, Inc. or Firstar Trust Company. Cash, credit cards and third party checks cannot be used to open an account. Firstar will accept checks for subsequent purchases which are made payable to the account owner(s).

You can
purchase by
wire, electronic
funds transfer
or exchange

Purchase by Wire   If you have an account in a Fund, you may purchase
additional Adviser Class shares of a Fund through a wire transfer. For federal funds wire instructions, please call 1-800-367-7732. Federal funds wire purchase orders will be accepted only when the Fund and custodian bank are open for business.

Purchase by Electronic Funds Transfer   Once an account has been established
in any of the Funds, you may wish to make additional purchases of Adviser Class shares by using Electronic Funds Transfer ("EFT") facilities under the Systematic Investment feature. EFT will allow you to transfer money between a bank account and a specific

Fund. The appropriate election must be made on the Application to authorize this option.

Purchase by Exchange   You may open an account or purchase additional shares
by making an exchange between Adviser Class shares of Aetna Series Fund, Inc. without charge. See "Other Features" for automatic exchange privileges. An exchange may be made by submitting a letter requesting the exchange and specifying the name and account number of your current Fund account, the name of the Fund you wish to exchange into, the amount to be exchanged, and the signatures of all shareholders. Send your request to the transfer agent as follows:

    Aetna Series Fund, Inc.
    c/o Mutual Fund Services, 3rd Floor
    P.O. Box 701
    Milwaukee, WI 53201-0701

You may exchange your Adviser Class shares by calling
1-800-367-7732. Please provide the Fund names, account number, your Social Security number or taxpayer identification number, account address and the amount to be exchanged. Requests received prior to 4:00 p.m. Eastern time will be processed that business day.

You should carefully consider the following before making an exchange:

(bullet) Each exchange may result in a gain or loss and is treated as a sale and as a purchase of shares for tax purposes.

(bullet) An exchange which represents an initial investment in a Fund must meet the minimum investment requirements.

(bullet) The shares received in an exchange must be identically registered. A letter with signature guarantees must accompany any exchange request to transfer shares into a Fund account that is not registered identically to the transferring Fund account.

(bullet) Following an investment in a Fund, there is a required eight-day holding period before those shares can be exchanged.

There is currently no limit on the number of exchanges. However, each Fund reserves the right to temporarily or permanently terminate the exchange privilege for any person who makes more than five exchanges out of a Fund per calendar year. In addition, each Fund reserves the right to refuse exchange purchases by any person or group if, in the Investment Adviser's judgment, that Fund would be unable to invest effectively in accordance with its investment objective as a result of such exchange. Each Fund also reserves the right to revise the exchange privilege at any time.

You automatically receive telephone exchange privileges when you establish your account. If you do not want telephone exchange privileges, write to the transfer agent at the above address or call 1-800-367-7732. The Funds will employ reasonable procedures to confirm that instructions received are genuine. If the Funds do not follow those procedures, they may be liable for any losses due to unauthorized or fraudulent instructions. For your protection, all telephone exchange transactions will be recorded, and you will be asked for certain identifying information.

Your distribution
option can be
changed at any
time by calling
1-800-367-7732

Distribution Options   When completing an Application, you must select one of
the following options:

(bullet) Full Reinvestment--Both dividends and capital gains distributions from a Fund will be reinvested in additional Adviser Class shares of that Fund. This option will be selected automatically unless one of the other options is specified. (Please refer to "Fund Distributions".)

(bullet) Or . . . Capital Gains Reinvestment--Capital gains distributions from a Fund will be reinvested in additional Adviser Class shares of that Fund and all net income dividends will be distributed in cash.

(bullet) Or . . . All Cash--Dividends and capital gains distributions will be paid in cash.

If a cash distribution option is selected, you can elect to have distributions automatically invested in Adviser Class shares of another Fund of Aetna Series Fund, Inc.

How to Redeem Shares To redeem all or a portion of the Adviser Class shares in your account, a redemption request should be submitted as described below. Shares will be redeemed at the net asset value next determined after receipt of the redemption request by the transfer agent. Redemptions received by 4:00 p.m. Eastern time will be processed at the net asset value determined as of 4:15 p.m. on that date if all required documentation is received by the transfer agent by 4:00 p.m. Redemption requests received after 4:00 p.m. will be processed at the net asset value determined on the following business day. Redemptions may be subject to a contingent deferred sales charge. See Fees and Charges for more information.

For help with
redemptions
call your agent
or representative
or 1-800-367-7732

Redeem by Mail   Shares of any Fund may be redeemed by sending a letter of
instruction to the transfer agent identifying the Fund, the number of shares or dollar amount to be redeemed, your name and the Fund account number. The letter of instruction must be signed by all person(s) required to sign for the Fund account, exactly as it is registered, and accompanied by a signature guarantee(s). Certain nonindividual shareholders may also be required to furnish copies of a corporate resolution, trust document or other supporting documents.

Once shares are redeemed, the relevant Fund will normally send the proceeds of such redemption within one or two business days. However, if making immediate payment could adversely affect a Fund, the Fund may defer distribution for up to seven days or the maximum period allowed by law, if shorter. Also, a Fund will hold payment of redemption proceeds until a purchase check or systematic investment clears, which may take up to 12 calendar days. The Fund(s) may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Commission.

Redeem by Wire   Redemption proceeds will be transferred by wire to your
designated bank account if federal funds wire instructions are provided with your signature guaranteed letter of redemption. A $7.50 fee will be charged for this service. A minimum redemption of $1,000 is required for wire transfers.

Signature Guarantee   The Funds will waive the signature guarantee
requirement for redemption requests for amounts of $10,000 or less. However, if you wish to have your redemption proceeds transferred by wire to your designated bank account, paid to someone other than the shareholder of record, or sent somewhere other than the shareholder address of record, you must provide a signature guarantee with your written redemption instructions regardless of the amount of redemption.

The Funds reserve the right to amend or discontinue this waiver of signature guarantee policy at any time and establish other criteria for verifying redemption request authenticity.

Any one of the following institutions may provide a signature guarantee: a national or state bank (or savings bank in New York or Massachusetts only); a trust company; a federal savings and loan association; or a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchanges. Please note that signature guarantees are not provided by notary publics.

Minimum Account Balance   To keep your account open, you must maintain a
minimum balance of $500 in each Fund account. If this minimum balance is not maintained due to redemptions, the Fund reserves the right to redeem all of your remaining shares in that account and mail the proceeds to you at the address of record. Shares will be redeemed at net asset value on the day the account is closed. The Fund will give you 60 days notice that such redemption will occur unless you make an additional investment to increase the account balance to the $500 minimum.

Tax-Deferred Retirement Plans   Aetna Series Fund can be used for investment
by a variety of tax-deferred plans. These plans let you save for retirement and can defer taxes on your investment income. Some of these plans are:

(bullet)  IRAs, available to individuals who work and their spouses.

(bullet) 401(k) Programs, available to corporations of all sizes to benefit their employees.

Information you
will receive

Shareholder Information   The transfer agent will maintain shareholder
accounts. A confirmation statement is sent to you and your agent or representative after every transaction that affects your share balance or account registration. A Form 1099 will also be sent each year by January 31. You will also receive an annual and semiannual report of the Funds. The transfer agent may charge you a fee for special reports such as an historical transcript of your account.

Consolidated statements reflecting current account values and year-to-date transactions will be sent each quarter. All accounts identified by the same social security number and address will be consolidated. For example, you could receive a Consolidated Statement showing your individual and IRA accounts. Annual and semiannual reports will also be consolidated on this basis. With the prior permission of the other shareholders involved, you have the option of requesting that accounts controlled by those other shareholders be shown on one Consolidated Statement. For example, information on your individual account, your IRA, your spouse's individual account and your spouse's IRA may be shown on the Consolidated Statement.

Other Features

A convenient way
to make regular
investments

Systematic Investment   The Systematic Investment feature, using the EFT
capability, allows you to make automatic monthly investments in any of the Funds. You may select on the Application the amount of money to be moved and the Fund(s) to be invested in. There is no minimum initial cash investment required to open your account. However, the minimum monthly Systematic Investment is $50 per Fund account. Your application must be received at least 15 business days prior to the first EFT transaction. The Systematic Investment feature and EFT capability will be terminated upon total redemption of your account. Also, a Fund will hold payment of redemption proceeds until a Systematic Investment has cleared, which may take up to 12 calendar days.

For more
information,
call your agent
or representative
or 1-800-367-7732

Automatic Cash Withdrawal Plan   The Automatic Cash Withdrawal Plan provides
a convenient way for you to receive a systematic distribution while maintaining an investment in the Funds. The Automatic Cash Withdrawal Plan permits you to have payments of $100 or more automatically transferred from your account(s) in the Fund(s) to your desig-nated bank account on a monthly basis. In order to start this plan, you must have a minimum balance of $10,000 in any Fund account utilizing this feature. Your automatic cash withdrawals will be processed on a regular basis beginning on or about the first day of the month. There may be tax consequences associated with these transactions. Please consult your tax adviser.

Checkwriting Service   Checkwriting is available with the Money Market Fund
and any applicable CDSC will be charged to your account. Checks must be for a minimum of $250 and the checkwriting service may not be used for a complete redemption of your account. If the amount of the check including any applicable CDSC is greater than the value of your account, the check will be returned unpaid. In addition, checks written against shares purchased by check or Systematic Investment in the past 12 calendar days will be returned unpaid due to uncollected funds. The option for this service is included on the Application. All notices with respect to checks must be given to the transfer agent. The checkwriting service is not available for IRAs or other retirement accounts.

TDD Service   Firstar Trust Company, the transfer agent, offers
Telecommunication Device for the Deaf (TDD) services for hearing impaired shareholders. The dedicated number for this service is 1-800-684-3416 and appears on shareholder account statements.

Changes to Service   The Funds reserve the right to amend the shareholder
services or to change the terms or conditions.

Cross-Fund Investing

(bullet) Dividend Investing--You may elect to have dividend and/or capital gains distributions automatically invested in one other Adviser Class Fund account.

(bullet) Systematic Exchange--You may establish an automatic exchange of Adviser Class shares from one Fund account to another. The exchange will occur on or about the 15th day of each month and must be for a minimum of $50 per month. As this transaction is treated as an exchange, the policies related to the exchange privilege apply. Please read the "Shareholder Services--Purchase by Exchange" section carefully. There may be tax consequences associated with these exchanges. Please consult your tax advisor.

Cross-Fund Investing may only be made in a Fund account that has been previously established with the Fund's minimum investment. To request either or both of these features, please call your agent or representative, or call 1-800-367-7732.

Fees and Charges

Shareholder Services Fee   Under a Shareholder Services Plan approved by the
Board of Directors, ALIAC is paid a service fee at an annual rate of 0.25% (0.10% for the Money Market Fund) of the daily net assets of the Adviser Class shares of each Fund. This fee is used as compensation for expenses incurred in servicing shareholder accounts.

12b-1 Distribution Fee The Board of Directors and the Adviser Class shareholders have approved a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940 (the "1940 Act"). Under this plan ALIAC is paid a Rule 12b-1 distribution fee at an annual rate of 0.50% of the average daily net assets of the Adviser Class shares of each Fund except the Money Market Fund.

The 12b-1 distribution fee may be used to cover expenses incurred in promoting the sale of Adviser Class shares, including (i) costs of printing and distributing each Funds' prospectus, SAI and sales literature to prospective investors; (ii) payments to registered representatives and other persons who provide support services in connection with the distribution of shares; (iii) overhead and other ALIAC distribution related expenses; and
(iv) accruals for interest on the amount of the foregoing expenses that exceed 12b-1 distribution fees and the CDSC received by ALIAC.

How we calculate
the deferred
sales charge

Contingent Deferred Sales Charge   You may buy Adviser Class shares of any
Fund without an initial sales charge. However, ALIAC will impose a contingent deferred sales charge (CDSC) on certain Fund share redemptions.

There is no CDSC on redemptions of Adviser Class shares purchased through reinvestment of dividends or capital gains distributions or shares purchased more than four years prior to the redemption. Redemptions of Adviser Class shares within four years of purchase are subject to a CDSC. The charge is assessed on an amount equal to the lesser of the current market value or the original cost of the shares being redeemed. The result is there is no sales charge on increases in the net asset value of shares above the initial purchase price. In addition, there is no CDSC on Money Market Fund redemptions unless those shares were purchased through an exchange from another Fund within four years prior to the redemption.

The CDSC is calculated by using the percentage shown below based on the time invested:

 Redemption During             CDSC
 --------------------------   --------
1st year since purchase         1.00%
2nd year since purchase          .75%
3rd year since purchase          .50%
4th year since purchase          .25%
5th year and thereafter         None

When you request a redemption of Adviser Class shares, to determine whether the CDSC is applicable, the Company will assume that you are redeeming shares not subject to the CDSC first. In determining the number of years the shares have been held, each Fund will aggregate all purchases of Adviser Class shares made during a month and consider them made on the first day of the month.

   For example, assume that you have made purchase payments for Adviser Class shares of a Fund of $2,000 annually for 2 years (total $4,000) and that the value of your investment, including appreciation and reinvested distributions, has grown to $5,200 in the third year. Since there is no CDSC on appreciation or reinvested dividends, you could redeem $1,200 without incurring a charge. For a redemption of $2,000, the first $1,200 would not be subject to a CDSC, but the remaining $800 would be subject to the CDSC and would be assumed to have come from your oldest purchase payment. Thus, a 0.50% CDSC would be imposed (for redemptions of shares in the third year since purchase), for a total charge of $4.00.

   Because the CDSC is assessed on a fund-by-fund basis, shareholders who contemplate a redemption and have invested in multiple Funds should consider redeeming from the Fund that would produce the lowest CDSC.

Waivers of CDSC   The CDSC will be waived on (a) exchanges; (b) redemptions
of shares following the death or disability of the shareholder; (c) redemptions of shares in connection with distributions and withdrawals from retirement plans or IRAs; (d) redemptions of shares purchased by active or retired employees of the Underwriter or affiliated companies; (e) redemptions by shareholders with a current account balance of $1 million or more in the account from which they wish to redeem; and (f) involuntary redemptions.

Management of the Funds

Directors   The business affairs of each Fund are managed under the direction of the Board of Directors (Directors). The Directors set broad policies for the Company and each Fund. Information about the Directors is found in the SAI.

The Fund's
Investment
Adviser

Investment Adviser   ALIAC, the Investment Adviser for each Fund, is a
Connecticut corporation with its principal offices at 151 Farmington Avenue, Hartford, Connecticut 06156. The Investment Adviser is registered with the Commission as an investment adviser and in addition to managing the Funds, provides investment advisory services to other investment companies and for its general account, all of which together hold over $6 billion in assets. The Investment Adviser is currently a wholly owned subsidiary of Aetna Life and Casualty Company which, with affiliated companies, comprises one of the world's leading providers of insurance and financial services.

Under an investment advisory agreement the Investment Adviser is, subject to the supervision of the Directors, responsible for managing the assets of each Fund in accordance with its investment objectives and policies.

The Investment Adviser furnishes all necessary facilities and pays the salaries and other related costs of personnel engaged in providing investment advice to the Company. It also pays salary, other fees and expenses for Directors and officers of the Company who are employees or affiliated persons of the Investment Adviser.

The Investment Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets of each Fund as follows:

                                    Advisory
                                      Fees

                    Fee               Assets
 -------------   ----------   ------------------------
Money Market
  Fund             0.400%    On first $500 million
                   0.350%    On next $500 million
                   0.340%    On next $1 billion
                   0.330%    On next $1 billion
                   0.300%    Over $3 billion
 -------------   ----------   ------------------------
Government
  Fund             0.500%    On first $250 million
                   0.475%    On next $250 million
                   0.450%    On next $250 million
                   0.425%    On next $1.25 billion
                   0.400%    Over $2 billion
 -------------   ----------   ------------------------
Bond Fund          0.500%    On first $250 million
                   0.475%    On next $250 million
                   0.450%    On next $250 million
                   0.425%    On next $1.25 billion
                   0.400%    Over $2 billion
 -------------   ----------   ------------------------
Aetna Fund         0.800%    On first $500 million
                   0.750%    On next $500 million
                   0.700%    On next $1 billion
                   0.650%    Over $2 billion
 -------------   ----------   ------------------------
Growth and
  Income Fund      0.700%    On first $250 million
                   0.650%    On next $250 million
                   0.625%    On next $250 million
                   0.600%    On next $1.25 billion
                   0.550%    Over $2 billion
-------------   ----------   ------------------------

                    Fee               Assets
-------------   ----------   ------------------------
Growth Fund        0.700%    On first $250 million
                   0.650%    On next $250 million
                   0.625%    On next $250 million
                   0.600%    On next $1.25 billion
                   0.550%    Over $2 billion
 -------------   ----------   ------------------------
Small Company
  Growth Fund      0.850%    On first $250 million
                   0.800%    On next $250 million
                   0.775%    On next $250 million
                   0.750%    On next $1.25 billion
                   0.725%    Over $2 billion
 -------------   ----------   ------------------------
International
  Growth Fund      0.850%    On first $250 million
                   0.800%    On next $250 million
                   0.775%    On next $250 million
                   0.750%    On next $1.25 billion
                   0.700%    Over $2 billion
 -------------   ----------   ------------------------
Asian Growth       1.000%    On first $250 million
                   0.875%    On next $250 million
                   0.850%    On next $250 million
                   0.825%    On next $1.25 billion
                   0.800%    Over $2 billion


The above investment advisory and administrative service fees, when taken together, applicable to (before expense reimbursement) the Aetna Fund, Growth and Income Fund, Growth Fund, Small Company Growth Fund, International Growth Fund and Asian Growth Fund are higher than those charged by some other investment advisers to other registered investment companies.

Sub-advisers
to Aetna Series
Fund, Inc.

Sub-Advisers The Investment Adviser has engaged Aeltus as the sub-adviser to the Growth Fund and the Small Company Growth Fund. Aeltus Far East serves as the sub-adviser to the Asian Growth Fund pending its merger with the International Growth Fund. Aeltus is a Connecticut corporation located at 151 Farmington Avenue, Hartford, Connecticut, 06156. Aeltus is a wholly owned subsidiary of Aetna Life Insurance and Annuity Company which is in turn owned by Aetna. Aeltus Far East has its principal place of business at 2 Pacific Place, 88 Queensway, Hong Kong. The sub-adviser is registered as an investment adviser with the Commission.

Under sub-advisory agreements with the Investment Adviser, the sub-advisers are subject to the supervision of the Investment Adviser and the Directors, and are responsible for managing the assets of each respective Fund in accordance with its investment objective and policies. The sub-advisers pay the salaries and other related costs of per-sonnel engaged in providing investment advice including office space, facilities and equipment.

The Investment Adviser has overall responsibility for monitoring the investment program maintained by the sub-advisers for compliance with applicable laws and regulations and the respective Fund's investment objective.

Administrator   ALIAC acts as administrator for each Fund and performs
certain administrative and internal accounting services, including maintaining general ledger accounts, regulatory compliance, preparing financial information for semiannual and annual reports, preparing registration statements, calculating net asset values (except for the International Growth and Asian Growth Funds), shareholder communications and supervising the custodians and transfer agent.

For these services, each Fund pays ALIAC a monthly fee at an annual rate based on average daily net assets of the Fund as follows: 0.25% on the first $250 million, 0.24% on the next $250 million, 0.23% on the next $250 million, 0.22% on the next $250 million, 0.20% on the next $1 billion and 0.18% on assets over $2.0 billion.

Principal Underwriter   ALIAC is the principal underwriter for the Company.
ALIAC may contract with various broker-dealers, including one or more affiliates, for distribution of Adviser Class shares. ALIAC may also sell shares of the Funds directly. ALIAC is paid an annual service fee and an annual 12b-1 distribution fee with respect to Adviser Class shares for all Funds (except the Money Market Fund). The fees are authorized under a Shareholder Services Plan and a Distribution Plan (Plans) adopted by the Board of Directors with respect to the Adviser Class shares of each Fund. See "Fees and Charges" for more information.

Although it is anticipated that some promotional activities will be conducted on a Company-wide basis, payments made by a Fund under the Distribution Plan generally will be used to finance the distribution of shares of that Fund. Expenses incurred in connection with Company-wide activities may be allocated pro-rata among all Funds of the Company on the basis of their relative net assets.

Payments under the Plans are not tied exclusively to the distribution and shareholder service expenses actually incurred by ALIAC, and the payments may exceed expenses actually incurred. The Company's Board of Directors evaluates the appropriateness of the Plans and the payment terms on a continuing basis and in doing so will consider all relevant factors, including expenses borne by ALIAC and the amounts received under the Plans and the proceeds of the CDSC.

On a quarterly basis, the Company's Board of Directors reviews a report on expenditures under the Plans and the purposes for which those expenditures were made. The Directors conduct an additional, more extensive review annually in determining whether the Plans will be continued. By their terms, continuation of the Plans from year to year is contingent on annual approval by a majority of the Company's Directors and by a majority of the Directors who are not "interested persons" as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Plans or related agreements (the "Plan Directors"). The Distribution Plan may be terminated by the Plan Directors or a majority of the outstanding shares of the Funds. The Shareholder Services Plan may be terminated by the Directors.

Transfer Agent   Firstar Trust Company acts as each Fund's transfer and
dividend-paying agent. Firstar is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts.

Fund Expenses   Each Fund bears the costs of its operations. Expenses
directly attributable to a Fund are charged to that Fund. Some expenses are allocated proportionately among all the Funds in relation to the net assets of each Fund and some expenses are allocated equally to each Fund.

Portfolio Management

The following individuals are primarily responsible for the day-to-day management of the Funds, as indicated below. All of the following individuals may also decide as a group what strategy may benefit all of the Funds.

Money Market Fund, Government Fund and Bond Fund   Jeanne Wong-Boehm,
Managing Director, ALIAC. Ms. Wong-Boehm has been with ALIAC since 1982 and has over 10 years of investment experience.

Aetna Fund   John Y. Kim, Chief Investment Officer, ALIAC. Mr. Kim joined
ALIAC in May 1994. Mr. Kim has over 10 years of investment management experience with ALIAC, an affiliate of ALIAC, and Mitchell Hutchins Institutional Investors, Inc.

Growth and Income Fund Kevin M. Means, Portfolio Manager, ALIAC. Mr. Means has over eight years investment management experience. Before joining ALIAC in 1994 he was with INVESCO Capital Management, Inc. Vincent Fioramonti, who is responsible for Hong Kong transactions for this Fund, has been with ALIAC since 1994 and has over seven years of international investment experience.

Growth Fund   Peter B. Canoni, Managing Director, Aeltus. Mr. Canoni has been with Aetna since 1980 and has over 20 years of investment experience.

Small Company Growth Fund   Thomas DiBella, Investment Officer, Aeltus.
Before joining Aeltus, Mr. DiBella was Investment Officer at Bethlehem Steel from 1989 to 1991. Mr. DiBella has over 10 years of investment experience.

International Growth Fund   Vince Fioramonti, Portfolio Manager, ALIAC. Mr.
Fioramonti is the lead portfolio manager for this Fund. He has been with ALIAC since 1994 and has over seven years of international investment experience. Kevin M. Means is co-manager for this Fund. Mr. Means has over eight years investment management experience. Before joining ALIAC in 1994 he was with INVESCO Capital Management, Inc.

Asian Growth Fund   Anna Tong, Managing Director, Aeltus Far East. Ms. Tong
has been with Aetna since 1985 and has over 10 years of Asian investment experience.

Fund Distributions

How to receive
dividends

(bullet)  The Money Market Fund declares dividends daily and pays monthly.

(bullet) The Government Fund and the Bond Fund declare and pay dividends monthly.

(bullet) The Aetna Fund and the Growth and Income Fund declare and pay dividends semiannually.

(bullet) The Growth Fund, Small Company Growth Fund, International Growth Fund and Asian Growth Fund declare and pay dividends annually.

(bullet) All capital gains distributions, if any, are paid on an annual basis.

Income dividends are derived from investment income, including dividends, interest, realized short-term capital gains, and certain foreign currency gains received by a Fund. Capital gains distributions are derived from each Fund's realized long-term capital gains. The per share dividends and distributions on Adviser Class shares will be less than the per share dividends and distributions of the Select Class as a result of the distribution fees and service fees applicable to The Adviser Class.

Money Market Fund shares begin to accrue dividends the day after they are purchased; a redemption will include dividends declared through the redemption date.

Reinvestment of Income Dividends and Capital Gains Distributions

Unless you elect otherwise, as permitted in the Application, income dividends and capital gains distributions with respect to a particular Fund will be reinvested in additional Adviser Class shares of that Fund and will be credited to your account at the next determined net asset value per share. Both income dividends and capital gains distribu-tions are paid by a Fund on a per-share basis. As a result, at the time of such payment, the net asset value per share of a Fund (except the Money Market Fund) will be reduced by the amount of such payment.

If you wish to change the manner in which you receive income dividends and capital gains distributions, your notification of such change must be received by the transfer agent at least ten days before the next scheduled distribution.

Net Asset Value

Pricing
your Fund

The net asset value per share ("NAV") of each Fund is determined as of 4:15 p.m. Eastern time on each day that the NYSE is open for trading. Except for the Money Market Fund, the NAV is computed by dividing the total value of a Fund's securities, plus any cash or other assets (including dividends accrued but not collected) less all liabilities (including accrued expenses), by the number of shares outstanding. Portfolio securities are valued primarily on the basis of market quotations. All other assets, including restricted securities and other securities for which market quotations are not readily available, are valued at their fair value in such manner as may be determined, from time to time, in good faith by, or under the authority of, the Directors.

The Money Market Fund's portfolio securities are valued by the amortized cost method of valuation. The Money Market Fund's use of amortized cost is part of its effort to maintain a constant net asset value of $1.00 per share.

Taxes

Introduction   The tax information described below is only a summary of
federal income tax consequences and is based on tax laws and regulations in effect as of the date of this Prospectus. Please refer to the SAI for a more detailed discussion of federal income tax considerations. In addition to federal taxes, you may be subject to state and local taxes and you should discuss your individual tax situation with your tax advisor.

Form 1099-DIV
will be mailed
to you in January

Shareholder Distributions   Distributions of net long-term capital gains are
taxable to you as long-term capital gains regardless of the length of time you have owned your shares. Distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. Depending on a Fund's investments, part or all of ordinary income dividends could be treated as: (1) "U.S. Government Interest Dividends" which are exempt from state and local taxes or (2) "Qualifying Dividends" which for corporate shareholders would qualify for the 70% dividends-received deduction Dividends paid by the Government Fund may be U.S. Government Interest Dividends.

Substantially all dividends paid by the Growth and Income Fund, and, to a lesser degree, the Aetna Fund, the Growth Fund and the Small Company Growth Fund will be Qualifying Dividends.

Investment income from foreign securities may be subject to foreign taxes withheld at the source. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known. The International Growth and Asian Growth Funds may elect to "pass through" foreign taxes paid in order to permit shareholders to claim a credit or deduction, if more than 50% of the value of such Fund's assets at the close of a taxable year consist of stock or securities of foreign corporations.

A Fund's distributions are taxable in the year they are received, whether you take them in cash or reinvest them in additional shares. However, distributions declared in December and paid in January are taxable as if paid on December 31. Each Fund will send a statement to shareholders by January 31 indicating the tax status of distributions made during the previous year, and any foreign taxes "passed-through" to shareholders.

Buying a Dividend   If you buy shares of a Fund (other than the Money Market
Fund) just before the ex-dividend date, you will be taxed on the entire amount of the dividend received.

Share Redemptions   Any gain or loss realized when you redeem (sell) or
exchange shares of a Fund will be treated as a taxable long-term or short-term capital gain or loss. Please see the SAI for information regarding any limitation on deductibility of such losses.

Tax Withholding   When you fill out your Application, you will be asked to
certify that your Social Security or taxpayer identification number is correct and that you are not subject to 31% backup withholding by the Internal Revenue Service ("IRS"). If you are subject to backup withholding, the IRS can require a Fund to withhold 31% of your taxable dividends, capital gains distributions and redemptions.

General Information

Articles of Incorporation   The Company was incorporated under the laws of
Maryland on June 17, 1991. The Articles of Incorporation (Articles) provide for the issuance of multiple series of shares each representing a portfolio of investments with different investment objectives, policies and restrictions. The Company currently offers 12 series or Funds. Nine of the Funds are described in this Prospectus.

Share Classes   Each Fund offers shares of common stock currently classified into two classes, Select Class shares and Adviser Class shares. Each class of shares has the same rights, privileges and preferences, except with respect to: (a) the effect of the respective sales charge, if any, for each class; (b) the distributions and/or service fees borne by each class; (c) the expenses allocable exclusively to each class;
(d) voting rights on matters exclusively affecting a single class; and (e) the exchange privilege of each class. The Board of Directors does not anticipate that there will be any conflicts among the interests of the holders of the different classes of shares of the Funds. The Directors continue to consider whether any such conflicts exist and, if so, take appropriate action.

The Company has obtained a ruling from the IRS with respect to the nine Funds described in this Prospectus to the effect that differing distributions among the classes of its shares will not result in the Fund's dividends or other distributions being regarded as "preferential dividends" under the Code. The Company is currently seeking a similar ruling for its three newest Funds. For additional information, see the SAI.

Capital Stock   The Articles currently authorize the issuance of 4.8 billion shares of capital stock of the Company. All shares are nonassessable, transferable and redeemable. There are no preemptive rights.

As of November 30, 1995, the following shares were owned by Aetna companies:


                                                ALIAC
                                       =======================
                                        Select       Adviser
                                       ========     ==========
Money Market Fund                      118,371              0
Government Fund                        703,970              0
Bond Fund                               75,211        494,932
The Aetna Fund                          11,277              0
Growth and Income Fund                  10,615              0
Growth Fund                          1,143,762              0
Small Company Growth Fund            2,331,355              0
International Growth Fund               11,345      2,322,352
Asian Growth Fund                      464,386              0
Aetna Ascent                         1,664,334              0
Aetna Crossroads                     1,630,355              0
Aetna Legacy                         1,655,697              0

                                                ALIC
                                       =======================
                                         Select      Adviser
                                       ==========   ==========
Asian Growth Fund                    2,053,413              0

All shares were acquired for investment and can be disposed of only by redemption. ALIAC and its affiliates may make additional investments into the Funds.

Shareholder Meetings   The Company is not required and does not intend to
hold annual shareholder meetings. The Articles provide for meetings of shareholders to elect Directors at such times as may be determined by the Directors or as required by the 1940 Act. If requested by the holders of at least 10% of a Fund's outstanding shares, the Company will hold a shareholder meeting for the purpose of voting on the removal of one or more Directors and will assist with communication concerning that shareholder meeting.

Voting Rights   Shareholders of each class are entitled to one vote for each full share held and fractional votes for fractional shares of each class held on matters submitted to the shareholders of the Company. Voting rights are not cumulative. Generally, shares of the Company will be voted on a Company-wide basis on all matters except matters affecting only the interest of one Fund or one class of shares.

Payments to Dealers   For sales of Funds' shares (other than Money Market
Fund), ALIAC may pay registered representatives a sales commission of up to 4% of the amount invested for initial and subsequent sales. Registered representatives receive payments of up to 0.50% for distribution-related services and for services to shareholders (see "Fees and Charges"). From time to time, ALIAC may also award merchandise or trips with an estimated value up to $1,000 to registered representatives that sell a certain amount of fund shares or establish a certain number of new accounts. Incentive commissions and prizes are paid by ALIAC so the price you pay for Adviser Class shares and the value of your investment will be unaffected.

Performance Data

The Funds may compare their performance to other mutual funds with similar investment objectives and to the industry as a whole, as quoted by ranking services and publications of general interest. These may include the Standard & Poor's 500 Stock Index ("S&P 500"), Shearson Lehman Aggregate Bond Index, Dow Jones Industrial Average ("DJIA"), Lipper Analytical Services, Inc., IBC/Donoghue's Taxable MFA, the Morgan Stanley Capital International Europe, Australia, Far East ("EAFE") Index and the Morgan Stanley Capital International Far East Free ("FEF ex. Japan") Index.

Glossary of Investment Terms

This glossary describes some of the securities used by the Funds. Further information is available in the SAI:

Banker's Acceptance   A banker's acceptance is a time draft drawn on a bank
and is customarily used by corporations as a means of financing payment for traded goods. When a draft is accepted by a bank, the bank guarantees to pay the face value of the debt at maturity.

Certificates of Deposit   For large deposits not withdrawable on demand,
banks issue certificates of deposit ("CDs") as evidence of ownership. CDs are usually negotiable and traded among investors such as mutual funds and banks.

Commercial Paper   Commercial paper is short-term debt instruments issued by
companies or banks with a maturity ranging from five to 270 days.

Eurodollars   Eurodollars are U.S. dollars held in banks outside the United
States, mainly in Europe but also in other countries, and are commonly used for the settlement of international transactions. There are many types of Eurodollar securities including Eurodollar CDs and bonds; these securities are not registered with the Commission. Certain Eurodollar deposits are not FDIC insured and may be subject to future political and economic developments and governmental restrictions.

High Risk High-Yield Securities   Bonds of low quality security backing rated
BB or below by Standard & Poor's Corp. or Ba or below by Moody's Investors Service, Inc., or other agencies or, if unrated, considered by the Investment Adviser to be of comparable quality. These bonds are often called "junk bonds" because of the greater possibility of default.

Pay-in-Kind Bonds   Pay-in-kind bonds are securities that pay interest
through the issuance of additional bonds.

Repurchase Agreements   A repurchase agreement or "repo" is an agreement
between a seller and buyer, usually of U.S. Government securities, to sell and subsequently repurchase securities at a fixed price on a future date. The primary attraction of repurchase agreements is the flexibility of maturities.

U.S. Government Derivatives   A Fund may purchase separately traded principal
and interest components of certain U.S. Government securities ("STRIPS"). In addition, a Fund may acquire custodial receipts that represent ownership in a U.S. Government security's future interest or principal payments. These securities are known by such exotic names as TIGRS and CATS and may be issued at a discount to face value. They are generally more volatile than normal fixed income securities because interest payments are accrued rather than paid out in regular installments.

U.S. Government Securities   Securities issued by the U.S. Government and its
agencies.

Direct Obligations of the U.S. Government are:

    Treasury Bills--issued with short maturities (one year or less) and priced at a discount to face value. The income for investors is the difference between the purchase price and the face value.

    Treasury Notes--intermediate-term securities with maturities of between one to ten years. Income to investors is paid in semiannual interest payments.

    Treasury Bonds--long-term securities with maturities from ten years to up to thirty years. Income is paid to investors on a semiannual basis.

In addition, U.S. Government Agencies issue debt securities to finance activities for the U.S. Government. These agencies include among others the Federal Home Loan Bank, Federal National Mortgage Association ("FNMA" or "Fannie Mae"), Government National Mortgage Association ("GNMA" or "Ginnie Mae"), Export-Import Bank and the Tennessee Valley Authority.

Not all agencies are backed by the full faith and credit of the United States; for example the FNMA may borrow money from the U.S. Treasury only under certain circumstances. There is no guarantee that the government will support these types of securities and they therefore involve more risk than direct government obligations.

Variable Rate Instruments   A variable or floating rate instrument is one
whose terms provide for the adjustment of its interest rate on set dates and which can reasonably be expected to have a market value close to par value.

Yankee Bonds   A bond issued in the United States by foreign countries,
corporations and banks. Similarly, Yankee CDs are issued in the U.S. by branches of foreign banks.

Zero Coupon Bonds   Bonds issued at a deep discount to face value. These
bonds pay no interest but are redeemed at full face value. The price of zero coupon bonds are more volatile than bonds which pay interest but are rated on the same principles as all fixed-income investments.

The Funds also use some of the following securities to manage risk and volatility:

Call Option   The right to buy a security, currency or stock index at a
stated price, or strike price, within a fixed period. A call option will be exercised if the spot price rises above the strike price; if not, the option expires worthless.

Put Option   The right to sell a security, currency or stock index at a stated price, or strike price, within a fixed period. A put option will be exercised if the spot price falls below the strike price; if not, the option expires worthless.

Covered Call Options   A call option backed by the securities underlying the
option. The owner of a security will normally sell covered call options to collect premium income or to reduce price fluctuations of the security. A covered call option limits the capital appreciation of the underlying security.

Convertible Stock   Corporate securities, which may be either bonds or
preferred shares, that can be exchanged for shares at a fixed price.

Futures   Contracts to buy securities, currencies or stock indexes in the future at a price agreed in advance. A futures contract obliges the buyer to purchase the security and the seller to sell it, unlike an option where the buyer can choose whether or not to exercise the option.

Preferred Stock   Shares which pay a fixed dividend, in contrast to common
stock whose dividends depend on the profits of the company.

Warrants   A security, normally offered with bonds or preferred stock, that entitles investors to buy shares at a prescribed price within a named period. The time period is usually longer than that of a call option.

Description of Corporate Bond Ratings

Moody's Investors Service, Inc.

"Aaa" Rating   Bonds rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"Aa" Rating   Bonds rated Aa are judged to be of high-quality by all
standards. Together with the Aaa group, they are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat greater than in Aaa securities.

"A" Rating   Bonds rated A possess many favorable investment attributes and are considered upper-medium-grade obligations. Factors relating to security of principal and interest are considered adequate but elements may be present which suggest possible impairment sometime in the future.

"Baa" Rating   Bonds rated Baa are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics.

"Ba" Rating   Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes this class of bond.

"B" Rating   Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

The modifier 1 indicates that the bond ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its rating category.

Standard & Poor's Corporation

"AAA" Rating   Bonds rated AAA have the highest rating assigned by Standard &
Poor's. Capacity to pay interest and repay principal is extremely strong.

"AA" Rating   Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

"A" Rating   Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

"BBB" Rating   Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

"BB" Rating   Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, the bonds face major uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

"B" Rating   Bonds rated B have a greater vulnerability to default but
currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

The ratings from "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

[Aetna logo]  Aetna Series Fund, Inc.

151 Farmington Avenue
Hartford, CT 06156-8962
1-800-367-7732

Investment Adviser

Aetna Life Insurance and Annuity Company
151 Farmington Avenue
Hartford, CT 06156

Custodians

Mellon Bank N.A.
One Mellon Bank Center
Pittsburgh, PA 15258
Brown Brothers Harriman & Company
40 Water Street
Boston, MA  02109

Transfer Agent

Firstar Trust Company
P.O. Box 701
Milwaukee, WI 53201-0701

Independent Auditors

KPMG Peat Marwick LLP
City Place II
Hartford, CT 06103-4103

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, the securities of a Fund in any jurisdiction in which such sale, offer to sell, or solicitation may not be lawfully made.

(THIS PAGE INTENTIONALLY LEFT BLANK)

Income o--------------o Growth

Income

Aetna Money Market Fund
Aetna Government Fund
Aetna Bond Fund

Growth and Income

The Aetna Fund
Aetna Growth and Income Fund

Growth

Aetna Growth Fund
Aetna Small Company Growth Fund
Aetna International Growth Fund
Aetna Asian Growth Fund

(Recycle Logo) printed on recycled paper

PROS.AET.3-1

Select Class
December 28, 1995

Aetna Mutual Funds

Prospectus
begins
on page 1

(AETNA LOGO)

Select Class


                                                                         Aetna
                                                                  Mutual Funds
[Aetna logo]  December 28, 1995                                     Prospectus


The Company. Aetna Series Fund, Inc. (the "Company") is an open-end management investment company authorized to issue multiple series of shares, each representing a diversified portfolio of investments (collectively, the "Funds," or individually, a "Fund") with different investment objectives, policies and restrictions. Currently, each Fund is authorized to offer two classes of shares, the Select Class and the Adviser Class. The Select Class of shares of each Fund is no-load.


The Prospectus. This Prospectus contains information you should know about the Funds before investing. A Statement of Additional Information ("SAI") dated March 31, 1995, as amended by supplement dated December 28, 1995, has been filed with the Securities and Exchange Commission ("Commission") and is incorporated by reference into this Prospectus. For a free copy of the SAI, call 1-800-367-7732 or write to Aetna Series Fund, Inc., 151 Farmington Avenue, Hartford, Connecticut 06156-8962.


This Prospectus is for investors eligible to purchase Select Class shares. A separate Prospectus is available for investors eligible to purchase Adviser Class shares. Sales charges, expenses and performance will vary with respect to each class.

Investment Objectives

Aetna Money Market Fund    seeks to provide high current return, consistent
with preservation of capital and liquidity, through investment in high-quality money market instruments.

Although the Money Market Fund will strive to maintain a $1.00 net asset value per share, there is no assurance that it will be able to do so. Investments in this Fund are neither insured nor guaranteed by the U.S. Government.


Aetna Government Fund   seeks to provide income consistent with the
preservation of capital through investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


Aetna Bond Fund

seeks to provide high total return (i.e., income and capital appreciation), consistent with reasonable risk, primarily through investment in a diversified portfolio of high-quality corporate bonds and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

The Aetna Fund   seeks to maximize total return with reasonable safety of
principal by investing in a diversified portfolio of stocks, bonds and money market instruments; the Aetna Fund may involve less investment risk than a portfolio consisting entirely of common stocks.

Aetna Growth and Income Fund   seeks long-term growth of capital and income
through investment in a diversified portfolio primarily of common stocks and securities convertible into common stocks believed to offer above-average growth potential.

Aetna Growth Fund   seeks growth of capital through investment in a
diversified portfolio primarily of common stocks and securities convertible into common stocks believed to offer growth potential.

Aetna Small Company Growth Fund   seeks growth of capital primarily through
investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.

Aetna International Growth Fund   seeks long-term capital growth primarily
through investment in a diversified portfolio of common stocks principally traded in countries outside of North America.

Aetna Asian Growth Fund   seeks long-term growth of capital primarily through
investment in a diversified portfolio of common stocks principally traded in countries in Asia excluding Japan.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND RETAIN FOR FUTURE REFERENCE.

Table of Contents

Highlights                                4
Fee Tables                                7
Financial Highlights                     12
Description of the Funds                 16
Risk Factors and Other Considerations    22
Investment Restrictions                  27
Shareholder Services                     27
Other Features                           33
Cross-Fund Investing                     34
Management of the Funds                  34
Portfolio Management                     37
Fund Distributions                       38
Net Asset Value                          39
Taxes                                    39
General Information                      41
Performance Data                         43
Glossary of Investment Terms             43
Description of Corporate Bond Ratings    46

Highlights

What is a Mutual Fund and What are its Advantages?   A mutual fund is an
investment company that buys and sells securities on behalf of individuals sharing common financial goals. Mutual funds allow you to pool your money with others, to spread risk through diversification and to benefit from professional management. You have immediate access to your money simply by writing a letter or, in the case of the Aetna Money Market Fund, by writing a check.


What Funds are Offered? The Company is currently comprised of 13 different Funds, 12 of which are currently offered, each with its own objective and policies and all of which are diversified portfolios under the Investment Company Act of 1940. The following nine Funds are described in this Prospectus:


(bullet) Aetna Money Market Fund (Money Market Fund) - a portfolio consisting of high-quality money market instruments

(bullet) Aetna Government Fund (Government Fund) - a portfolio of U.S. Government securities

(bullet) Aetna Bond Fund (Bond Fund) - a portfolio primarily of high-quality corporate and U.S. Government securities

(bullet) The Aetna Fund (Aetna Fund) - a flexible portfolio of stocks, bonds and money market instruments

(bullet) Aetna Growth and Income Fund (Growth and Income Fund) - a common stock portfolio

(bullet) Aetna Growth Fund (Growth Fund) - a common stock portfolio of companies believed to have potential for growth

(bullet) Aetna Small Company Growth Fund (Small Company Growth Fund) - a common stock portfolio of companies with smaller market capitalizations

(bullet) Aetna International Growth Fund (International Growth Fund) - a common stock portfolio of companies traded outside North America

(bullet) Aetna Asian Growth Fund (Asian Growth Fund) - a common stock portfolio of companies traded in Asia excluding Japan

Risk Factors   The different types of securities purchased and investment techniques used by a Fund involve varying amounts of risk. For example, equity securities are subject to a decline in the stock market or in the value of the company and preferred stocks have price risk and some interest rate and credit risk. The value of debt securities may be affected by changes in general interest rates and in the creditworthiness of the issuer. In addition, foreign securities have currency risk. For more information, see "Risk Factors and Other Considerations."

What is the Select Class of Shares?   Each Fund has two classes of shares,
the Select Class shares and the Adviser Class shares. Select Class shares are only offered to certain corporate retirement plans, salaried employees and persons retired from salaried positions (including members of employees' and retired persons' immediate families) with Aetna Life Insurance and Annuity Company ("ALIAC") and its affiliates, insurance companies (including separate accounts), registered investment companies, investment advisers and broker-dealers acting for their own account, current shareholders at the time of first offering of Adviser Class shares and their immediate family members, as long as they maintain a shareholder account, and members of such other groups as may be approved by the Company's Board of Directors from time to time. Adviser Class shares are offered to those persons not eligible to buy Select Class shares. Select Class shares are no-load, which means you do not pay any sales charges, distribution or service fees.


Adviser Class shares are subject to a contingent deferred sales charge at a maximum rate of 1%, declining to 0% after 4 years from the date of initial purchase (except for direct purchases into the Money Market Fund). Additionally, Adviser Class shares of each Fund other than the Money Market Fund are subject to an annual distribution fee of 0.50% and an annual service fee of 0.25% (0.10% for the Money Market Fund) of the value of the average daily net assets of the Funds in the Adviser Class.


How Can I Purchase Shares?   You may purchase shares by completing an Aetna
Series Fund Select Class Application ("Application"). Your initial purchase must be for a minimum of $1,000 for each Fund with a minimum of $500 for Individual Retirement Accounts ("IRA"). Participants in employer-sponsored retirement plans should refer to their enrollment materials. We also offer a systematic investment program that enables investors to purchase shares on a regular basis. Please refer to "Shareholder Services" for complete details.

When Can I Redeem Shares?   Shares may be redeemed on each day that the New
York Stock Exchange Inc. (NYSE) is open for business. Select Class shares are redeemable at net asset value. See "Shareholder Services" for further information.

Who is the Manager?   ALIAC is the Investment Adviser to each Fund. It is
currently a wholly owned subsidiary of Aetna Life and Casualty Company ("Aetna") which, with affiliated companies, comprises one of the world's leading providers of insurance and financial services. As of December 31, 1994, ALIAC managed over $19 billion of assets worldwide for both individual and institutional investors.

Aeltus Investment Management, Inc. ("Aeltus") is the sub-adviser to the Growth Fund and the Small Company Growth Fund and Aeltus Investment Management International (F.E.) Limited ("Aeltus Far East") is the sub-adviser to the Asian Growth Fund. As of December 31, 1994, Aeltus and its affiliate, Aeltus Far East, collectively managed over $20 billion of assets.

Please refer to "Management of the Funds" for further information.

Customer Service   Shareholders in the Funds enjoy a high level of
personalized service. Please call 1-800-367-7732 for details or refer to "Shareholder Services" for additional information.

Fee Tables

The following is provided to assist you in understanding the various charges and expenses that you would bear directly or indirectly as an investor in the Funds. A complete description of these charges and expenses starts on page 34.

                                 Select Class
                       Shareholder Transaction Expenses

                                   Deferred      Sales Charge
                 Sales Charge    Sales Charge    on Dividend    Exchange
                 on Purchases   on Redemptions   Reinvestment      Fee
 -------------   -------------  --------------   ------------   ---------
Money Market        None            None            None          None
Government          None            None            None          None
Bond                None            None            None          None
Aetna Fund          None            None            None          None
Growth and
  Income            None            None            None          None
Growth              None            None            None          None
Small Company
  Growth            None            None            None          None
International
  Growth            None            None            None          None
Asian Growth        None            None            None          None

                                 Select Class
                        Annual Fund Operating Expenses
                (as a percentage of average daily net assets)

                                                            Total Fund
                                                             Operating
                    Management/  Administrative              Expenses
                    Advisory Fee       Fee                  (after fee
                     (after fee     (after fee    Other   waiver/expense
                      waiver)        waiver)    Expenses  reimbursement)
-----------------    ------------  ------------  -------    -------------
Money Market            0.00%          0.10%       0.20%       0.30%
Government              0.04%          0.25%       0.41%       0.70%
Bond                    0.19%          0.25%       0.31%       0.75%
Aetna Fund              0.80%          0.25%       0.27%       1.32%
Growth and Income       0.68%          0.25%       0.10%       1.03%
Growth                  0.70%          0.25%       0.47%       1.42%
Small Company
  Growth                0.85%          0.25%       0.48%       1.58%
International
  Growth                0.85%          0.25%       0.78%       1.88%
Asian Growth            0.41%          0.25%       0.89%       1.55%

From time to time, the Investment Adviser may agree to waive all or a portion of its Management/Advisory Fee and/or its Administrative Fee for a particular Fund and to reimburse some or all of a particular Fund's Other Expenses. Such fee waiver/expense reimbursement arrangements will increase a Fund's total return and may be modified or terminated at any time.


The expenses shown above have been annualized based on the ten month period ended October 31, 1994 and reflect the most current fee waiver/expense reimbursement arrangements as of the date of this Prospectus. Fee waiver/expense reimbursement arrangements are currently in effect for the Money Market Fund, the Government Fund, the Bond Fund and the Asian Growth Fund. These arrangements limit the Total Fund Operating Expenses for these Funds to the amounts shown above. Without these arrangements, expenses would have been as follows: Money Market Fund's Management/Advisory Fees, Administrative Fees and Total Fund Operating Expenses would have been 0.40%, 0.25%, and 0.85%, respectively; Government Fund's Management/Advisory Fees and Total Fund Operating Expenses would have been 0.50% and 1.16%, respectively; Bond Fund's Management/Advisory Fees and Total Fund Operating Expenses would have been 0.50% and 1.06%, respectively; and Asian Growth
Fund's Management/Advisory Fees and Total Fund Operating Expenses would have been 1.00% and 2.14%, respectively.

                                 Select Class
                                   Example

Using the above expenses, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return and redemption at the end of each of the periods shown:
                              1        3         5
                            Year     Years     Years     10 Years
 ------------------------   ------   -------   -------   ---------
Money Market                 $ 3      $10       $ 17       $ 38
Government                     7       22         39         87
Bond                           8       24         42         93
Aetna Fund                    13       42         72        159
Growth and Income             11       33         57        126
Growth                        14       45         78        170
Small Company Growth          16       50         86        188
International Growth          19       59        102        220
Asian Growth                  16       49         84        185

This example should not be considered an indication of past or future expenses. Actual expenses may be greater or less than those shown.

                                Adviser Class
                       Shareholder Transaction Expenses

                                      Deferred
                                    Sales Charge   Sales Charge
                    Sales Charge         on         on Dividend    Exchange
                    on Purchases   Redemptions(1)  Reinvestment      Fee
-----------------    ------------ --------------    ------------   ---------
Money Market           None             1.0%           None         None
Government             None             1.0%           None         None
Bond                   None             1.0%           None         None
Aetna Fund             None             1.0%           None         None
Growth and Income      None             1.0%           None         None
Growth                 None             1.0%           None         None
Small Company
  Growth               None             1.0%           None         None
International
  Growth               None             1.0%           None         None
Asian Growth           None             1.0%           None         None

(1) The contingent deferred sales charge set forth in the above table is the maximum redemption charge imposed on Adviser Class Shares. Direct purchases into the Money Market Fund are not subject to a sales charge on redemption. Investors may pay charges less than 1.0%, depending on the length of time the shares are held. Adviser Class shares of each Fund other than the Money Market Fund are also subject to an annual distribution fee of 0.50% and an annual service fee of 0.25% of the value of average daily net assets of the Adviser Class. The Money Market Fund is subject to an annual service fee of 0.10% of the value of average daily net assets of its Adviser Class. See "Fees and Charges" in the Adviser Class prospectus.

                                 Adviser Class
                        Annual Fund Operating Expenses
                (as a percentage of average daily net assets)

                                                                  Total Fund
                                                     Other        Operating
             Management/  Administrative            Expenses       Expenses
             Advisory Fee       Fee                  (after       (after fee
              (after fee    (after fee    12b-1     expense     waiver/expense
               waiver)        waiver)      Fee  reimbursement)  reimbursement)
 ---------   ------------   ------------  -----   ------------   -------------
Money
  Market         0.00%         0.10%      0.00%       0.20%          0.30%
Government       0.04%         0.25%      0.50%       0.66%          1.45%
Bond             0.19%         0.25%      0.50%       0.56%          1.50%
Aetna
  Fund           0.80%         0.25%      0.50%       0.52%          2.07%
Growth
  and
  Income         0.68%         0.25%      0.50%       0.99%          2.42%
Growth           0.70%         0.25%      0.50%       0.72%          2.17%
Small
  Company
  Growth         0.85%         0.25%      0.50%       0.54%          2.14%
International
  Growth         0.85%         0.25%      0.50%       0.81%          2.41%
Asian
  Growth         0.41%         0.25%      0.50%       1.14%          2.30%

From time to time, the Investment Adviser may agree to waive all or a portion of its Management/Advisory Fee and/or its Administrative Fee for a particular Fund and to reimburse some or all of a particular Fund's Other Expenses. Such fee waiver/expense reimbursement arrangements will increase a Fund's total return and may be modified or terminated at any time.


The expenses shown above have been estimated based on annualized expenses for the period from inception of the class (April 15, 1994) through October 31, 1994 and reflect the most current fee waiver/expense reimbursement arrangements as of the date of this Prospectus. Fee waiver/expense reimbursement arrangements are currently in effect for the Money Market Fund, the Government Fund, the Bond Fund and the Asian Growth Fund. These arrangements limit the Total Fund Operating Expenses for these Funds to the amounts shown above. Without these arrangements, expenses would have been as follows: Money Market Fund's Management/Advisory Fees, Administrative Fees, Other Expenses and Total Fund Operating Expenses would have been 0.40%, 0.25%, 0.30%, and 0.95%, respectively; Government Fund's Management/ Advisory Fees and Total Fund Operating Expenses would have been 0.50% and 1.91%, respectively; Bond Fund's Management/Advisory Fees and Total Fund Operating Expenses would have been 0.50% and 1.81%, respectively; and Asian Growth Fund's Management/Advisory Fees and Total Fund Operating Expenses would have been 1.00% and 2.50%, respectively (2.89% actual total expense reduced to comply with California state law).

                                 Adviser Class
                                   Example

Using the above expenses, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return and either redemption at the end of each of the periods shown or no redemption:

                                             1      3       5      10
                                           Year  Years   Years   Years
 ----------------------------------------  -----  -----   -----  ------
*Money Market
 Redemption at end of each time period      $13    $15    $ 17    $ 38
 No Redemption                               13     15      17      38
Government
 Redemption at end of each time period       25     51      79     174
 No Redemption                               15     46      79     174
Bond
 Redemption at end of each time period       25     52      82     179
 No Redemption                               15     47      82     179
Aetna Fund
 Redemption at end of each time period       31     70     111     240
 No Redemption                               21     65     111     240
Growth and Income
 Redemption at end of each time period       35     80     129     276
 No Redemption                               25     75     129     276
Growth
 Redemption at end of each time period       32     73     116     250
 No Redemption                               22     68     116     250
Small Company Growth
 Redemption at end of each time period       32     72     115     247
 No Redemption                               22     67     115     247
International Growth
 Redemption at end of each time period       34     80     129     275
 No Redemption                               24     75     129     275
Asian Growth
 Redemption at end of each time period       33     77     123     264
 No Redemption                               24     72     123     264

This example should not be considered an indication of past or future expenses. Actual expenses may be greater or less than those shown. This example reflects, among other things, the application of the maximum Deferred Sales Charge imposed on Adviser Class shares.

* A Deferred Sales Charge is applied only to those Money Market Fund shares purchased through an exchange from another Fund within 4 years prior to the redemption.

As noted on the preceding page, each Fund has two classes, Select Class shares and Adviser Class shares. Because the expenses and sales charges vary between the classes, the performance of each class will vary. Registered representatives may receive different levels of compensation when selling shares of the Fund's classes. Additional information regarding each Fund's classes may be obtained by calling your representative or 1-800-367-7732.

Financial Highlights

(for one outstanding share throughout each period)

The selected data presented below for, and as of the end of, each of the periods listed are derived from the financial statements of Aetna Series Fund, Inc. The financial statements as of April 30, 1995 (unaudited) are included in the SAI dated March 31, 1995, as amended by Supplement dated December 28, 1995. The financial statements for the years ended December 31, 1993 and December 31, 1992 and for the 10-month period ended October 31, 1994 have been audited by KPMG Peat Marwick LLP, independent auditors. The financial statements as of October 31, 1994 and the financial highlights for the ten-month period ended October 31, 1994 and the years ended December 31, 1993 and December 31, 1992, and the independent auditors' report thereon, are included in the SAI.

                                                          Select Class Shares+

                                                    Net
                                                Realized and
                        Net Asset                Unrealized
                          Value        Net      Gain (Loss)    Total from
                        Beginning  Investment        on        Investment
                        of Period    Income     Investments    Operations
                        ---------   ---------   ------------   -----------
Money Market Fund
  Six-month
  period ended
  April 30, 1995
  (unaudited)            $ 1.00       $0.03        $ 0.00        $ 0.03
Ten-month
  period ended
  October 31, 1994         1.00        0.03          0.00          0.03
Year Ended
  December 31, 1993        1.00        0.03          0.00          0.03
Year Ended
  December 31, 1992        1.00        0.04          0.00          0.04
Government Fund
  Six-month
  period ended
  April 30, 1995
  (unaudited)              9.41        0.32          0.26          0.58
Ten-month
  period ended
  October 31, 1994        10.00        0.40         (0.63)        (0.23)
Bond Fund
  Six-month
  period ended
  April 30, 1995
  (unaudited)              9.58        0.33          0.20          0.53
Ten-month
  period ended
  October 31, 1994        10.37        0.52         (0.86)        (0.34)
Year Ended
  December 31, 1993        9.99        0.55          0.45          1.00
Year Ended
  December 31, 1992       10.00        0.53          0.16          0.69
The Aetna Fund
  Six-month
  period ended
  April 30, 1995
  (unaudited)             10.65        0.18          0.46          0.64
Ten-month
  period ended
  October 31, 1994        10.82        0.23         (0.28)        (0.05)
Year Ended
  December 31, 1993       10.18        0.34          0.64          0.98
Year Ended
  December 31, 1992       10.00        0.43          0.24          0.67

                               Dividends     Dividends
                               from Net     in Excess of
                              Investment   Net Investment
                                Income         Income
                               ---------   --------------
Money Market Fund
  Six-month period ended
   April 30, 1995
  (unaudited)                   $(0.03)        $ 0.00
Ten-month period ended
   October 31, 1994              (0.03)          0.00
Year Ended December 31,
  1993                           (0.03)          0.00
Year Ended December 31,
  1992                           (0.04)          0.00
Government Fund
  Six-month period ended
   April 30, 1995
  (unaudited)                    (0.32)          0.00
Ten-month period ended
   October 31, 1994              (0.36)          0.00
Bond Fund
  Six-month period ended
   April 30, 1995
  (unaudited)                    (0.31)          0.00
Ten-month period ended
   October 31, 1994              (0.45)          0.00
Year Ended December 31,
  1993                           (0.55)         (0.07)
Year Ended December 31,
  1992                           (0.53)         (0.17)
The Aetna Fund
  Six-month period ended
   April 30, 1995
  (unaudited)                    (0.20)          0.00
Ten-month period ended
   October 31, 1994              (0.12)          0.00
Year Ended December 31,
  1993                           (0.30)         (0.01)
Year Ended December 31,
  1992                           (0.39)         (0.10)

+The Company commenced offering Adviser Class shares on April 15, 1994. Prior to that date, the Company offered only Select Class shares.
*Annualized for periods less than one year.
Per share data calculated using weighted average of shares outstanding during the period.
The Government Fund, Growth Fund, Small Company Growth Fund and Asian Growth Fund commenced operations on January 2, 1994.
Additional information about the performance of Aetna Series Fund, Inc. is contained in the Annual Report dated October 31, 1994. The Report is incorporated herein by reference and is available, without charge, by writing to the Company at the address listed on the cover of this Prospectus or by calling 1-800-367-7732.

                                                                                            Ratio of
                                                                                               Net
                                                                                Ratio of   Investment
                                                                                  Net        Income
                                                                               Investment    Before
                                                      Ratio of     Ratio of      Expense   Reimburse-
                                                        Total         Net        Before       ment
                          Net                          Invest-      Invest-    Reimburse-      and
Distributions   Return   Asset          Net Assets      ment         ment         ment       Waiver
     from         of     Value            End of      Expenses     Income to   and Waiver      to
   Realized     Capital   End             Period     to Average     Average    to Average    Average
   Gain on      Distri-    of    Total      (in          Net          Net          Net         Net    Portfolio
 Investments    bution  Period  Return  thousands)     Assets*      Assets*      Assets*     Assets*   Turnover
 -------------  -------  -----   -----   ----------   ----------   ----------   ----------   --------  --------
    $0.00       $ 0.00  $ 1.00    2.86%  $184,790       0.25%        5.77%        0.86%       5.16%       N/A
     0.00         0.00    1.00    3.33%   161,756       0.21%        4.05%        0.85%       3.38%       N/A
     0.00         0.00    1.00    3.29%   107,844       0.00%        3.33%        0.95%       2.38%       N/A
     0.00         0.00    1.00    3.98%    36,522       0.00%        3.93%        1.04%       2.87%       N/A
     0.00         0.00    9.67    6.23%    19,240       0.70%        6.83%        1.14%       6.38%      75.52%
     0.00         0.00    9.41   (2.37)%   26,110       0.41%        5.29%        1.16%       4.54%      43.63%
     0.00         0.00    9.80    5.62%    30,282       0.75%        6.89%        1.04%       6.60%      25.30%
     0.00         0.00    9.58   (3.31)%   27,584       0.76%        6.29%        1.06%       5.98%      51.80%
     0.00         0.00   10.37   10.20%    46,788       0.47%        5.34%        1.01%       4.80%      50.01%
     0.00         0.00    9.99    7.23%    37,209       0.05%        5.44%        1.10%       4.39%      57.05%
     0.00         0.00   11.09    6.12%    81,680       1.25%        3.51%        1.28%       3.49%      76.37%
     0.00         0.00   10.65   (0.42)%   76,267       1.09%        2.65%        1.32%       2.42%      86.10%
     0.00        (0.03)  10.82    9.84%    63,982       0.93%        3.21%        1.34%       2.79%      19.95%
     0.00         0.00   10.18    6.64%    37,726       0.07%        4.31%        1.47%       2.91%      13.35%

(for one outstanding share throughout each period)

                                                          Select Class Shares+

                                                    Net
                                                Realized and
                        Net Asset                Unrealized
                          Value        Net      Gain (Loss)    Total from
                        Beginning  Investment        on        Investment
                        of Period    Income     Investments    Operations
                        ---------   ---------   ------------   -----------
Growth and
  Income Fund
  Six-month
  period ended
  April 30, 1995
  (unaudited)            $11.11       $0.11        $ 0.64        $ 0.75
Ten-month
  period ended
  October 31, 1994        11.03        0.12          0.04          0.16
Year Ended
  December 31, 1993       10.51        0.19          0.50          0.69
Year Ended
  December 31, 1992       10.00        0.26          0.51          0.77
Growth Fund
  Six-month
  period ended
  April 30, 1995
  (unaudited)             10.78        0.02          0.80          0.82
Ten-month
  period ended
  October 31, 1994        10.00        0.09          0.69          0.78
Small Company
  Growth Fund
  Six-month
  period ended
  April 30, 1995
  (unaudited)             10.39        0.00          1.06          1.06
Ten-month
  period ended
  October 31, 1994        10.00        0.02          0.37          0.39
International
  Growth Fund
  Six-month
  period ended
  April 30, 1995
  (unaudited)             11.56        0.01         (0.39)        (0.38)
Ten-month
  period ended
  October 31, 1994        11.17        0.06          0.33          0.39
Year Ended
  December 31, 1993        8.88        0.05          2.65          2.70
Year Ended
  December 31, 1992       10.00        0.06         (1.15)        (1.09)
Asian Growth Fund
  Six-month
  period ended
  April 30, 1995
  (unaudited)              9.49        0.02         (1.69)        (1.67)
Ten-month
  period ended
  October 31, 1994        10.00        0.05         (0.56)        (0.51)

                        Dividends     Dividends
                        from Net     in Excess of
                       Investment   Net Investment
                         Income         Income
                        ---------   --------------
Growth and
  Income Fund
  Six-month
  period ended
  April 30, 1995
  (unaudited)            $(0.07)        $ 0.00
Ten-month
  period ended
   October 31, 1994       (0.08)          0.00
Year Ended
  December 31, 1993       (0.16)          0.00
Year Ended
  December 31, 1992       (0.26)          0.00
Growth Fund
  Six-month
  period ended
  April 30, 1995
  (unaudited)             (0.09)          0.00
Ten-month
  period ended
  October 31, 1994         0.00           0.00
Small Company
  Growth Fund
  Six-month
  period ended
  April 30, 1995
  (unaudited)             (0.02)          0.00
Ten-month
  period ended
  October 31, 1994         0.00           0.00
International
  Growth Fund
  Six-month
  period ended
  April 30, 1995
  (unaudited)             (0.31)          0.00
Ten-month period
  ended
  October 31, 1994         0.00           0.00
Year Ended
  December 31, 1993       (0.05)         (0.34)
Year Ended
  December 31, 1992       (0.03)          0.00
Asian Growth Fund
  Six-month
  period ended
  April 30, 1995
  (unaudited)             (0.03)          0.00
Ten-month
  period ended
  October 31, 1994         0.00           0.00


+The Company commenced offering Adviser Class shares on April 15, 1994. Prior to that date, the Company offered only Select Class shares. The Government Fund, Growth Fund, Small Company Growth Fund and Asian Growth Fund commenced operations on January 2, 1994.

*Annualized for periods less than one year.
Per share data calculated using weighted average of shares outstanding during the period.

Additional information about the performance of Aetna Series Fund, Inc. is contained in the Annual Report dated October 31, 1994. The Report is incorporated herein by reference and is available, without charge, by writing to the Company at the address listed on the cover of this Prospectus or by calling 1-800-367-7732.

                                                                                            Ratio of
                                                                                               Net
                                                                                Ratio of   Investment
                                                                                  Net        Income
                                                                               Investment    Before
                                                      Ratio of     Ratio of      Expense   Reimburse-
                                                        Total         Net        Before       ment
                          Net                          Invest-      Invest-    Reimburse-      and
Distributions   Return   Asset          Net Assets      ment         ment         ment       Waiver
     from         of     Value            End of      Expenses     Income to   and Waiver      to
   Realized     Capital   End             Period     to Average     Average    to Average    Average
   Gain on      Distri-    of    Total      (in          Net          Net          Net         Net    Portfolio
 Investments    bution  Period  Return  thousands)     Assets*      Assets*      Assets*     Assets*   Turnover
 -------------  -------  -----   -----   ----------   ----------   ----------   ----------   --------  --------
    $ 0.00       $0.00  $11.79    6.90%  $325,815       1.01%         2.03%       1.01%        2.03%     78.63%
      0.00        0.00   11.11    1.40%   301,360       0.92%         1.51%       1.03%        1.39%     54.13%
      0.00        0.01   11.03    6.58%    60,127       1.13%         1.77%       1.27%        1.55%     23.60%
      0.00        0.00   10.51    7.81%    31,473       0.33%         2.83%       1.72%        1.44%     14.44%
      0.00        0.00   11.51    7.83%    31,940       1.20%         0.30%       1.25%        0.24%     63.90%
      0.00        0.00   10.78    7.70%    27,188       0.92%         1.10%       1.42%        0.60%    120.32%
      0.00        0.00   11.43   10.23%    28,756       1.40%        (0.08)%      1.44%       (0.13)%    64.45%
      0.00        0.00   10.39    3.90%    25,879       1.15%         0.21%       1.58%       (0.22)%   116.28%
     (0.53)       0.00   10.34   (3.22)%   27,759       1.55%         0.16%       1.63%        0.08%     21.51%
      0.00        0.00   11.56    3.49%    31,479       1.66%         0.71%       1.80%        0.57%     81.67%
     (0.02)       0.00   11.17   30.37%    39,847       1.48%         0.50%       1.77%        0.20%    110.38%
      0.00        0.00    8.88  (10.84)%   26,640       0.50%         1.36%       2.98%       (1.12)%    81.74%
      0.00        0.00    7.79  (17.61)%   22,401       1.55%         0.56%       2.14%       (0.02)%    29.97%
      0.00        0.00    9.49   (5.10)%   29,386       1.25%         0.71%       1.81%        0.15%     65.50%

Description of the Funds

Each Fund has an investment objective which is a fundamental policy and may not be changed without the vote of a majority of the holders of that Fund's outstanding shares. There can be no assurance that the Funds will meet their investment objectives. Each Fund is subject to investment restrictions described in this Prospectus and in the SAI, some of which are fundamental policies. No fundamental investment policy may be changed without shareholder approval.

A glossary describing various investment terms relating to securities that may be held by the Funds starts on page 43.

Aetna Money Market Fund

Description of
Money Market
Fund

Investment Objective   The Money Market Fund seeks to provide high current
return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments.

Investment Policy   The Money Market Fund invests in U.S. Treasury bills,
notes and bonds; obligations of agencies and instrumentalities of the U.S. Government; obligations of domestic banks and U.S. dollar denominated obligations of foreign banks (providing the issuing bank has reported assets in excess of $5 billion and meets strict capital and profitability criteria), finance company commercial paper, corporate commercial paper (including variable-rate instruments), discounted notes of domestic banks, domestic banker's acceptances eligible for discounting at the Federal Reserve, Yankee certificates of deposit, Yankee commercial paper, Eurodollar securities, repurchase agreements, corporate bonds and notes and other debt instruments. The Fund may purchase securities on a when-issued or delayed-delivery basis. All investments will have a maturity at the time of purchase, as defined under the federal securities laws, of 397 days or less. Any foreign securities or obligations will be U.S. dollar denominated.

The Money Market Fund will invest at least 95% of its total assets in high-quality securities. High-quality securities are those receiving the highest credit rating by any two rating agencies (or one, if only one rating agency has rated the security). High-quality securities may also include unrated securities if the Investment Adviser determines the security to be of comparable quality. The remainder of the Money Market Fund's assets will be invested in securities rated within the two highest rating categories by any two rating agencies (or one, if only one rating agency has rated the security) and unrated securities if the Investment Adviser determines the security to be of comparable quality. With respect to these securities, the Money Market Fund will not invest more than the greater of 1% of the market value of its total assets or $1 million in the securities or obligations of any one issuer.

The Money Market Fund will use nationally recognized rating agencies such as Standard & Poor's Corporation ("Standard & Poors") and Moody's Investors Service, Inc. ("Moody's") when determining security credit ratings. All investments will be determined to present minimal credit risks.

The Money Market Fund's dollar weighted average maturity will not exceed 90 days. Although the Investment Adviser will use its best efforts to maintain a constant net asset value of $1.00 per share, there can be no assurance that the net asset value will not vary.

Aetna Government Fund

Description of
Government
Fund

Investment Objective   The Government Fund seeks to provide income consistent
with the preservation of capital through investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Investment Policy   The Government Fund invests at least 65% of its assets in
direct obligations of the U.S. Government, such as treasury bills, notes and bonds which are backed by the full faith and credit of the United States, or in indirect obligations of the U.S. Government, such as notes and bonds which are guaranteed by agencies and instrumentalities of the U.S. Government. Securities of such agencies and instrumentalities are backed by either the full faith and credit of the U.S. Treasury, the right of the issuer to borrow from the U.S. Treasury, or the credit of the agency or instrumentality. Such agencies and instrumentalities include, but are not limited to, the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") and the Student Loan Marketing Association ("SLMA").

The Government Fund may also invest in repurchase agreements collateralized by U.S. Government agency securities, STRIPs, zero coupon bonds and options and futures contracts.

Aetna Bond Fund

Description of
Bond Fund

Investment Objective   The Bond Fund seeks to provide high total return
(i.e., income and capital appreciation), consistent with reasonable risk, primarily through investment in a diversified portfolio of high-quality corporate bonds and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Investment Policy   The Bond Fund will normally invest at least 65% of its
total assets in high-quality corporate bonds, mortgage-related and other asset-backed and debt securities, and securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Such securities will be rated AA or above by Standard & Poor's, Aa or above by Moody's, similarly rated by other nationally recognized statistical rating organizations or be considered by the Investment Adviser to be of comparable quality. The Fund will not target any given maturity, thus giving it flexibility to invest in short- and long-term securities as market conditions change. The Bond Fund may also invest in repurchase agreements, equity securities (not to exceed 5% of total assets) and securities issued by any foreign corporation or instrumentality or political subdivision of foreign governments (not to exceed 25% of total assets). The Bond Fund may also purchase securities on a when-issued or delayed-delivery basis.

Additionally, the Bond Fund may invest in commercial paper and other short-term investments, including variable-rate instruments, all having a maturity of less than one year, and in debt securities with equity features, convertibles, and straight debt securities.

The Bond Fund may invest up to 15% of its total assets in high risk high-yield securities or "junk bonds" (securities rated BB/Ba or below, or, if unrated, considered by the Investment Adviser to be of comparable quality). This will limit the Fund's ability to earn a higher return which may be associated with high risk, non-investment grade securities. See "Risk Factors and Other Considerations" for further information.

As of October 31, 1994, the weighted average distribution of bonds in the Bond Fund based on Standard & Poor's and Moody's bond ratings was 58% in AAA, 12% in AA, 11% in A, 7% in BBB, 4% in BB, 3% in B and 5% in unrated bonds.

The Aetna Fund

Description of
Aetna Fund

Investment Objective   The Aetna Fund seeks to maximize total return with
reasonable safety of principal by investing in a diversified portfolio of stocks, bonds and money market instruments. The Aetna Fund may involve less investment risk than a portfolio consisting entirely of common stocks.

Investment Policy The Aetna Fund will allocate its assets among common and preferred stocks, bonds, including mortgage-related and other asset-backed securities, U.S. Government securities, U.S. Government derivatives, and money market instruments, including variable-rate instruments and repurchase agreements, in proportions that reflect the anticipated returns and risks of each asset class.

The Aetna Fund will not invest more than 15% of the total value of its assets in high risk, high-yield securities, or "junk bonds." It may buy and sell listed covered put and call options and stock index futures contracts and related options. The Aetna Fund may also purchase securities on a when-issued or delayed-delivery basis.

The Investment Adviser employs current market statistics and economic indicators to forecast returns for each sector of the securities market for the Aetna Fund. These calculations provide a disciplined framework for assessing the relative attractiveness of stocks, bonds, and cash equivalents. The Investment Adviser uses proprietary computer programs to help calculate the optimal asset exposure over specified time periods for the Aetna Fund.

Special Considerations   Investors should be aware that the investment
results of the Aetna Fund partly depend upon the Investment Adviser's ability to anticipate correctly the relative performance of stocks, bonds and money market instruments.

While the Investment Adviser has substantial experience in managing all asset classes, there can be no assurance that the Investment Adviser will always allocate assets to the best performing sectors. The Aetna Fund's performance would suffer if a major portion of its assets were allocated to stocks in a declining market or, similarly, if a major portion of its assets were allocated to bonds at a time of adverse interest rate movement.

Aetna Growth and Income Fund

Investment Objectives

Description of
Growth and
Income Fund

The Growth and Income Fund seeks long-term growth of capital and income through investment in a diversified portfolio primarily of common stocks and securities convertible into common stocks believed to offer above-average growth potential.

Investment Policies   The Growth and Income Fund is expected to invest
primarily in common stocks which have significant potential for capital or income growth. It may also invest in convertible and nonconvertible preferred stocks, debt securities, rights and warrants.

Additionally, the Growth and Income Fund may lend portfolio securities, write and buy listed covered call options and buy and sell listed covered put options and stock index futures and options. The Growth and Income Fund may also enter into repurchase agreements with domestic banks and broker dealers, invest up to 25% of its assets in foreign securities, engage in currency hedging and purchase securities on a when-issued or delayed-delivery basis. The Growth and Income Fund will not invest more than 15% of the total value of its assets in high risk, high-yield securities or "junk bonds."

Aetna Growth Fund

Description of
Growth Fund

Investment Objective   The Growth Fund seeks growth of capital through
investment in a diversified portfolio primarily of common stocks and securities convertible into common stocks believed to offer growth potential.

Investment Policy   The Growth Fund will normally invest at least 65% of its
total assets in common stocks which have potential for capital growth. It may also invest in convertible and non-convertible preferred stocks.

Additionally, the Growth Fund may lend portfolio securities, buy and sell put and call options, and stock index futures and options. The Growth Fund may also enter into repurchase agreements, invest up to 25% of its assets in foreign securities, engage in currency hedging and purchase securities on a when-issued, delayed delivery or forward commitment basis. The Growth Fund will not invest more than 15% of the total value of its assets in high risk, high-yield securities or "junk bonds."

Investments of the Growth Fund are selected with the assistance of computer-aided quantitative analysis and research. However, the Fund's investments are not solely driven by quantitative techniques and asset allocation decisions will always remain at the discretion of the Investment Adviser.

Aetna Small Company Growth Fund

Description of
Small Company
Growth Fund

Investment Objective   The Small Company Growth Fund seeks growth of capital
primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.

Investment Policy   The Small Company Growth Fund will normally invest at
least 65% of its total assets in the common stock of companies with equity market capitalizations at the time of purchase of $1 billion or less. The Small Company Growth Fund may also invest in convertible and non-convertible stocks.

Additionally, the Small Company Growth Fund may lend portfolio securities, buy and sell put and call options and stock index futures and options. The Small Company Growth Fund may also enter into repurchase agreements, invest up to 25% of its assets in foreign securities, engage in currency hedging and purchase securities on a when-issued, delayed delivery or forward commitment basis. The Small Company Growth Fund will not invest more than 15% of the total value of its assets in high risk, high-yield securities or "junk bonds."

Investments for the Small Company Growth Fund are selected with the assistance of computer-aided quantitative analysis and research. However, the Fund's investments are not solely driven by quantitative techniques and asset allocation decisions will remain at the discretion of the Investment Adviser.

Aetna International Growth Fund

Description of
International
Growth Fund

Investment Objective   The International Growth Fund seeks long-term capital
growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of North America. The International Growth Fund will not target any given level of current income.

Investment Policy   The International Growth Fund will invest at least 65% of
its total assets among securities principally traded in three or more countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Indonesia, Italy, Japan, Korea, Luxembourg, Malaysia, New Zealand, the Netherlands, Norway, the Philippines, Singapore, Spain, Sweden, Switzerland, Taiwan, Thailand, and the United Kingdom.

The International Growth Fund will invest primarily in equity securities but may invest in convertible and preferred stocks. Further, from time to time the International Growth Fund may hold up to 10% of its total assets in long-term debt securities with an equivalent Standard & Poor's or Moody's rating of AA/Aa or above.

The International Growth Fund may enter into forward foreign exchange contracts or purchase financial futures or options (including options on futures) as a means to moderate the impact of foreign currency fluctuations. It may also purchase securities on a when-issued or delayed-delivery basis.

Aetna Asian Growth Fund

On September 29, 1995, the Board of Directors of the Company adopted a Plan of Reorganization and Liquidation on behalf of the Aetna Asian Growth Fund (the "Plan"). If the Plan is approved by the Asian Growth Fund shareholders, the Aetna International Growth Fund would acquire all of the assets of the Asian Growth Fund, the shareholders of the Asian Growth Fund would become shareholders of the International Growth Fund, and the Asian Growth Fund would be liquidated.

Description of
Asian Growth
Fund

Investment Objective   The Asian Growth Fund seeks long-term growth of
capital primarily through investment in a diversified portfolio of common stocks principally traded in countries in Asia excluding Japan. The Asian Growth Fund will not target any given level of current income.

Investment Policy   The Asian Growth Fund will invest at least 65% of its
total assets among securities principally traded in China, Hong Kong, India, Indonesia, Malaysia, Pakistan, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan, and Thailand.

The Asian Growth Fund will invest primarily in equity securities but may invest in convertible and preferred stocks. In addition, the Asian Growth Fund may invest up to 10% of its assets in long-term debt securities if the Investment Adviser believes they will provide superior returns to common stocks. The Asian Growth Fund may also enter into forward foreign exchange contracts and purchase financial futures or options, and purchase securities on a when-issued or delayed-delivery basis.

A special note
for Investors in
International
Growth Fund and
Asian Growth
Fund

Special Considerations for International Investors   In the last 30 years,
foreign economic growth has frequently outpaced that of the United States and returns from equity investments have often exceeded those on comparable U.S. securities. The Investment Adviser believes that investment in foreign securities offers significant potential for long-term capital appreciation and affords substantial opportunities for investment diversification.

However, investments in securities of foreign companies and in securities denominated in foreign currencies involve additional risks not present in U.S. securities. Please refer to "Risk Factors and Other Considerations" below for further information.

Risk Factors and Other Considerations

General Considerations   The different types of securities purchased and
investment techniques used by a Fund involve varying amounts of risk. For example, equity securities are subject to a decline in the stock market or in the value of the company and preferred stocks have price risk and some interest rate and credit risk. The value of debt securities may be affected by changes in general interest rates and in the creditworthiness of the issuer. Debt securities with longer maturities (for example, over ten years) are more affected by changes in interest rates and provide less price stability than securities with short term maturities (for example, one to ten years). Also, on each debt security, there is a risk of principal and interest default which will be greater with higher-yielding, lower-grade securities. High risk, high-yield securities ("junk bonds") may provide a higher return but with added risk. In addition, foreign securities have currency risk.

Portfolio Turnover   Portfolio turnover refers to the frequency of portfolio
transactions and the percentage of portfolio assets being bought and sold in the aggregate during the year. The Funds, excluding the Money Market Fund, do not intend to make a general practice of short-term trading. It is anticipated that under normal market conditions the average annual portfolio turnover rates will not exceed 100% for each of the Funds.

A high turnover rate will result in increased brokerage commissions and may increase taxable capital gains. Please see "Taxes" for further information.

Cash or Cash Equivalents   All Funds reserve the right to temporarily depart
from their investment objective by investing up to 100% of their assets in cash or cash equivalents to defend against potential market decline. Such cash equivalents will be the same type of instruments invested in by the Money Market Fund.

All the Funds may use the following:

Derivatives   In order to manage its exposure to changing interest rates, securities prices and currency exchange rates, or to increase its investment return, a Fund may engage in hedging and other strategies using derivatives. A derivative is a financial instrument whose value depends on (or "derives" from) the value of an underlying asset, such as a security, interest rate, currency rate or index. Derivatives which may be used in the Funds include forward contracts, swaps, structured notes, collateralized mortgage obligations ("CMOs"), futures and options (see below). The risks involved in using derivatives include the risk that the derivative may experience greater price swings than other securities and may be less liquid than other securities. Leveraged derivatives involve borrowing. The Funds may use derivatives as a hedge against foreign currency, equity market or interest rate risk, or to gain additional exposure to certain markets for investment purposes, within the limitations set forth below. In addition, they may be used to enhance a Fund's yield. For purposes other than hedging, a Fund will invest no more than 5% of its assets in derivatives which at the time of purchase are considered by management to involve high risk to the Fund, such as inverse floaters, interest only ("IO") and principal only ("PO") debt instruments. Each Fund (except the Money Market Fund) may invest up to 30% of its assets in lower risk derivatives for hedging purposes.

Borrowing   Each Fund may borrow up to 5% of the value of its total assets from a bank for temporary or emergency purposes. The Funds do not intend to borrow for other purposes, except that they may invest in leveraged derivatives which have certain risks as outlined above.

Repurchase Agreements   Under a repurchase agreement, a Fund may acquire a
debt instrument for a relatively short period subject to an obligation by the seller to repurchase and by the Fund to resell the instrument at a fixed price and time.

The Funds may enter into repurchase agreements with domestic banks and broker-dealers. Such agreements, although fully collateralized, involve the risk that the seller of the securities may fail to repurchase them. In that event, a Fund may incur costs in liquidating the collateral or a loss if the collateral declines in value. If the default on the part of the seller is due to insolvency and the seller initiates bankruptcy proceedings, the ability of a Fund to liquidate the collateral may be delayed or limited.

The Company's Board of Directors has established credit standards for issuers of repurchase agreements entered into by a Fund.

Asset-Backed Securities   Each Fund may purchase securities collateralized by
a specified pool of assets, including, but not limited to, automobile loans, computer leases, boat loans, home equity loans, mobile home loans, recreational vehicles or credit card receivables. These securities are subject to prepayment risk. In periods of declining interest rates, reinvestment would thus be made at lower and less attractive rates.

Bank Obligations   Each Fund may invest in obligations issued by domestic
banks or foreign banks (including bankers' acceptances, time deposits and certificates of deposit) provided the issuing bank has a minimum of $5 billion in assets and a primary capital ratio of at least 4.25%.

Illiquid and Restricted Securities   Each Fund may invest up to 15% of its
total assets in illiquid securities (10% in the case of the Money Market
Fund). Illiquid securities are securities that are not readily marketable or cannot be disposed of within seven days in the ordinary course of business without taking a materially reduced price. In addition, a Fund may invest in securities that are subject to legal or contractual restrictions as to resale, including securities purchased under Rule 144A and Section 4(2) of the Securities Act of 1933. The Board of Directors has established a policy to determine the liquidity of such securities.

Foreign Securities   The purchase of foreign securities may involve certain
additional risks. Such risks include: currency fluctuations and related currency conversion costs; less liquidity; price or income volatility; less government supervision and regulation of foreign stock exchanges, brokers and listed companies; possible difficulty in obtaining and enforcing judgments against foreign entities; adverse foreign political and economic developments; different accounting procedures and auditing standards; the possible imposition of withholding taxes on interest income payable on securities; the possible seizure or nationalization of foreign assets; the possible establishment of exchange controls or other foreign laws or restrictions which might adversely affect the payment and transferability of principal, interest and dividends on securities; higher transaction costs; possible settlement delays; and less publicly available information about foreign issuers.

All Funds except the Money Market Fund
may also use the following:

Futures Contracts   A Fund may enter into futures contracts or options on
futures to manage the risk of changes in interest rates, equity prices, currency exchange rates or in anticipation of future purchases or sales of securities.

Certain risks are involved in futures contracts, including but not limited to: no assurance that transactions in futures contracts can be effected at favorable prices; possible reduction in a Fund's total return and yield; possible reduction in value of the futures instrument; the inability of a Fund to limit losses by closing its position due to lack of a liquid secondary market or due to daily limits of price fluctuation; imperfect correlation between the value of the contracts and the related securities; and potential losses in excess of the amount invested in the futures contracts themselves.

The use of futures involves a high degree of leverage because of the low margin requirements. As a result, small price movements in futures contracts may result in immediate and potentially unlimited losses or gains to a Fund. The amount of gains or losses on investments in futures contracts depends on the portfolio manager's ability to predict correctly the direction of stock prices, interest rates and other economic factors.

Options   Options are used to minimize principal fluctuation or to generate additional premium income but they do involve risks. Writing call options, for example, involves the risk of not being able to effect closing transactions at favorable prices or to participate in the appreciation of the underlying securities. Purchasing put options involves the risk of losing the entire purchase price of the option.

All Funds except the Money Market Fund,
Government Fund, International Growth Fund and Asian Growth Fund may also use the following:

High-Yield Securities   A Fund may invest in high risk, high-yield
securities, often called "junk bonds". These securities are rated BB/Ba or below, or, if unrated, are considered by the Investment Adviser to be of comparable quality. The Funds will not invest in high-yield securities rated below B (securities with the capacity to meet interest and principal payments but with greater vulnerability to default). These securities tend to offer higher yields than investment-grade bonds because of the additional risks associated with them. These risks include: a lack of liquidity; an unpredictable secondary market; a greater likelihood of default; increased sensitivity to difficult economic and corporate developments; call provisions which may adversely affect investment returns; and loss of the entire principal and interest.

Although junk bonds are high risk investments, the Investment Adviser may purchase these securities if they are thought to offer good value. This may happen if, for example, the rating agencies have, in the Investment Adviser's opinion, misclassified the bonds or overlooked the potential for the issuer's enhanced creditworthiness.

The Government Fund, Bond Fund
and Aetna Fund may also use the following:

Mortgage-Backed Securities   A Fund may invest in mortgage-backed and other
pass-through securities. Payments of interest and principal on these securities may be guaranteed by an agency or instrumentality of the U.S. Government such as the GNMA, the FHLMC and the FNMA. These securities represent part ownership of a pool of mortgage loans where principal is scheduled to be paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. A Fund may also invest in private mortgage pass-through securities backed by pools of conventional fixed-rate or adjustable-rate mortgage loans. In addition, a Fund may invest in CMOs and securities issued by real estate mortgage investment conduits ("REMICs"). Mortgage-backed securities are also subject to the same prepayment risk as asset-backed securities.

The Aetna Fund, Growth and Income Fund,
Growth Fund and Small Company Growth Fund may also use the following:

Small Capitalization Companies   These companies may be in an early
developmental stage or older companies entering a new stage of growth due to management changes, new technology, products or markets. They may also be undervalued due to poor economic conditions, market decline or actual or anticipated unfavorable developments affecting the issuer of the security or its industry.

Securities of small capitalization companies tend to offer greater potential for growth than securities of larger, more established issuers but there are additional risks associated with them. These risks include: limited marketability; more abrupt or erratic market move-ments than securities of larger capitalization companies; and less publicly available information about the issuer. In addition, these companies may be dependent on relatively few products or services, have limited financial resources and lack of management depth, and may have less of a track record or historical pattern of performance.

Investment Restrictions

A Fund will not concentrate its investments in any one industry except that a Fund may invest up to 25% of its total assets in securities issued by companies principally engaged in any one industry. For purposes of this restriction, finance companies will be classified as separate industries according to the end users of their services, such as automobile finance, computer finance and consumer finance. This limitation will not apply to securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities and, in the case of the Money Market Fund, to securities invested in, or repurchase agreements for, U.S. Government securities, and certificates of deposit, bankers' acceptances, or securities of banks and bank holding companies. Also, a Fund will not invest more than 5% of its total assets in the securities of any one issuer (excluding securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer. This restriction applies only to 75% of a Fund's total assets. See the SAI for additional restrictions.

Shareholder Services

The Company offers several services to its Fund shareholders. These may be selected on the Application.

These services may not be available through employer-sponsored retirement plans. For information on services that are available under employer-sponsored retirement plans, such as 401(k) plans, please refer to your enrollment materials. The specific provisions of your plan will govern the investment options and services available to you.

Shareholder Inquiries   If you have any questions about the Funds or the
shareholder services described below, please call 1-800-367-7732.

How to
Purchase
Shares

How to Purchase Shares   Select Class shares may be purchased directly from
the Company, through a registered representative of a broker-dealer affiliated with the Company, through a registered representative of an unaffiliated broker-dealer, or through an employer-sponsored retirement plan (if you are purchasing through such a plan, please refer to your enrollment materials).

How to Open an Account   To open an account, please complete and submit an
Application with the amount to be invested. You may open an account with a minimum investment of $1,000 or $500 for IRAs. Minimum investments may be waived if an investment is made through exchange of the entire amount invested in another Fund. Minimums may also be waived for certain circumstances such as for persons investing through certain benefit plans, insurance settlement options or by systematic investments. (Please refer to "Other Features--Systematic Investment.")

Crediting of Shares   If Firstar Trust Company (the transfer agent) receives
a completed and signed Application, accompanied by a check in payment for the shares at its Milwaukee offices prior to 4:00 p.m. Eastern time on any day that the New York Stock Exchange is open for business ("Business Day"), the Select Class shares will be purchased at the net asset value determined as of 4:15 p.m. on that date. Orders received after 4:00 p.m. will be processed at the net asset value determined on the following Business Day. For investors purchasing shares in connection with retirement plans offered by certain institutions (Institutions) under Section 401 of the Internal Revenue Code, shares will be purchased at the next price calculated on a day the NYSE is open provided that the Institution receives the investor's request before the time specified by such Institution. Investors participating in such a plan should refer to their enrollment materials for a discussion of any specific instructions on the timing or restrictions on the purchase of shares. Please refer to "Net Asset Value" for information on how the Funds are valued.

Once you have opened an account in a Fund, additional investments may be made by mail ($100 minimum), wire transfer ($500 minimum) or exchange from the same class of another Fund in the Aetna Series Fund, Inc.

All checks must be drawn on a bank located within the United States and payable in U.S. dollars.

You can make
a purchase
by mail

Purchase by Mail   To purchase shares by mail, please complete and sign the
Application, make a check payable to the Aetna Series Fund, Inc. and mail to the transfer agent, as follows:

    Aetna Series Fund, Inc.
    c/o Mutual Fund Services, 3rd Floor
    P.O. Box 701
    Milwaukee, WI 53201-0701

Applications mailed by overnight courier should be sent to the transfer agent as follows:

    Aetna Series Fund, Inc.
    c/o Mutual Fund Services, 3rd Floor
    615 E. Michigan Street
    Milwaukee, WI 53202

You can make additional investments to your accounts by using the investment stubs from your confirmation statements or by letter. Your letter should indicate your name, account numbers, the Select Class shares of which Funds you wish to invest in, and the amount to be invested. Letters should be mailed to the address listed above under Purchase by Mail. When opening an account, your check should be made payable to Aetna Series Fund, Inc. or Firstar Trust Company. Cash, credit cards and third party checks cannot be used to open an account. Firstar will accept checks for subsequent purchases which are made payable to the account owner(s).

You can
purchase by
wire, electronic
funds transfer
or exchange

Purchase by Wire   If you have an account in a Fund you may purchase
additional Select Class shares of that Fund through a wire transfer. For federal funds wire instructions, please call 1-800-367-7732. Federal funds wire purchase orders will be accepted only when the Fund and custodian bank are open for business.

Purchase by Electronic Funds Transfer   Once an account has been established
in any of the Funds, you may wish to make additional purchases of Select Class shares by using Electronic Funds Transfer ("EFT") facilities under the Systematic Investment feature. EFT will allow you to transfer money between a bank account and a specific Fund. The appropriate election must be made on the Application to authorize this option.

Purchase by Exchange You may open an account or purchase additional shares by making an exchange between Select Class shares of Aetna Series Fund, Inc. See "Other Features" for automatic exchange privileges. An exchange may be made by submitting a letter requesting the exchange and specifying the name and account number of your current Fund account, the name of the Fund you wish to exchange into, the amount to be exchanged, and the signatures of all shareholders. Send your request to the transfer agent as follows:

    Aetna Series Fund, Inc.
    c/o Mutual Fund Services, 3rd Floor
    P.O. Box 701
    Milwaukee, WI 53201-0701

You may exchange your Select Class shares by calling 1-800-367-7732. Please provide the Fund names, account number, your Social Security number or taxpayer identification number, account address and the amount to be exchanged. Requests received prior to 4:00 p.m. Eastern time will be processed that business day.

You should carefully consider the following before making an exchange:

(bullet) Each exchange may result in a gain or loss and is treated as a sale and as a purchase of shares for tax purposes.

(bullet) An exchange which represents an initial investment in a Fund must meet the minimum investment requirements.

(bullet) The shares received in an exchange must be identically registered. A letter with signature guarantees must accompany any exchange request to transfer shares into a Fund account that is not registered identically to the transferring Fund account.

(bullet) Following an investment in a Fund, there is a required eight-day holding period before those shares can be exchanged.

There is currently no limit on the number of exchanges. However, each Fund reserves the right to temporarily or permanently terminate the exchange privilege for any person who makes more than five exchanges out of a Fund per calendar year. In addition, each Fund reserves the right to refuse exchange purchases by any person or group if, in the Investment Adviser's judgment, that Fund would be unable to invest effectively in accordance with its investment objective as a result of such exchange. Each Fund also reserves the right to revise the exchange privilege at any time.

You automatically receive telephone exchange privileges when you establish your account. If you do not want telephone exchange privileges, write to the transfer agent at the above address or call 1-800-367-7732. The Funds will employ reasonable procedures to confirm that instructions received are genuine. If the Funds do not follow those procedures, they may be liable for any losses due to unauthorized or fraudulent instructions. For your protection, all telephone exchange transactions will be recorded, and you will be asked for certain identifying information.

Your distribution
option can be
changed at any
time by calling
1-800-367-7732

Distribution Options   When completing an Application, you must select one of
the following options:

(bullet) Full Reinvestment - Both dividends and capital gains distributions from a Fund will be reinvested in additional Select Class shares of that Fund. This option will be selected automatically unless one of the other options is specified. (Please refer to "Fund
          Distributions.")

(bullet) Or . . . Capital Gains Reinvestment - Capital gains distributions from a Fund will be reinvested in additional Select Class shares of that Fund and all net income dividends will be distributed in cash.

(bullet) Or . . . All Cash - Dividends and capital gains distributions will be paid in cash.

If a cash distribution option is selected, you can elect to have distributions automatically invested in Select Class shares of another Fund of Aetna Series Fund, Inc.

How to Redeem Shares   To redeem all or a portion of the Select Class shares
in your account, a redemption request should be submitted as described below. Shares will be redeemed at the net asset value next determined after receipt of the redemption request by the transfer agent. Redemptions received by 4:00 p.m. Eastern time will be processed at the net asset value determined as of 4:15 p.m. on that date if all required documentation is received by the transfer agent by 4:00 p.m. Redemption requests received after 4:00 p.m. will be processed at the net asset value determined on the following business day.

For help with
redemptions, call
1-800-367-7732

Redeem by Mail   Shares of any Fund may be redeemed by sending a letter of
instruction to the transfer agent identifying the Fund, the number of shares or dollar amount to be redeemed, your name and the Fund account number. The letter of instruction must be signed by all person(s) required to sign for the Fund account, exactly as it is registered, and accompanied by a signature guarantee(s). Certain nonindividual shareholders may also be required to furnish copies of a corporate resolution, trust document or other supporting documents.

Once shares are redeemed, the relevant Fund will normally send the proceeds of such redemption within one or two business days. However, if making immediate payment could adversely affect a Fund, the Fund may defer distribution for up to seven days or the maximum period allowed by law, if shorter. Also, a Fund will hold payment of redemption proceeds until a purchase check or systematic investment clears, which may take up to 12 calendar days. The Fund(s) may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Commission.

Redeem by Wire   Redemption proceeds will be transferred by wire to your
designated bank account if federal funds wire instructions are provided with your signature guaranteed letter of redemption. A $7.50 fee will be charged for this service. A minimum redemption of $1,000 is required for wire transfers.

Signature Guarantee   The Funds will waive the signature guarantee
requirement for redemption requests for amounts of $10,000 or less. However, if you wish to have your redemption proceeds transferred by wire to your designated bank account, paid to someone other than the shareholder of record, or sent somewhere other than the shareholder address of record, you must provide a signature guarantee with your written redemption instructions regardless of the amount of redemption.

The Funds reserve the right to amend or discontinue this waiver of signature guarantee policy at any time and establish other criteria for verifying redemption request authenticity.

Any one of the following institutions may provide a signature guarantee: a national or state bank (or savings bank in New York or Massachusetts only); a trust company; a federal savings and loan association; or a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchanges. Please note that signature guarantees are not provided by notary publics.

Minimum Account Balance   To keep your account open, you must maintain a
minimum balance of $500 in each Fund account. If this minimum balance is not maintained due to redemptions, the Fund reserves the right to redeem all of your remaining shares in that account and mail the proceeds to you at the address of record. Shares will be redeemed at net asset value on the day the account is closed. The Fund will give you 60 days notice that such redemption will occur unless you make an additional investment to increase the account balance to the $500 minimum.

Information you
will receive

Tax-Deferred Retirement Plans   Aetna Series Fund can be used for investment
by a variety of tax-deferred plans. These plans let you save for retirement and can defer taxes on your investment income. Some of these plans are:

(bullet)  IRAs, available to individuals who work and their spouses.

(bullet) 401(k) Programs, available to corporations of all sizes to benefit their employees.

Shareholder Information   The transfer agent will maintain shareholder
accounts. A confirmation statement is sent to you after every transaction that affects your share balance or account registration. A Form 1099 will also be sent each year by January 31. You will also receive an annual and semiannual report of the Funds. The transfer agent may charge you a fee for special reports such as an historical transcript of your account.

Consolidated Statements reflecting current account values and year-to-date transactions will be sent each quarter. All accounts identified by the same social security number and address will be consolidated.

For example, you could receive a Consolidated Statement showing your individual and IRA accounts. Annual and semiannual reports will also be consolidated on this basis. With the prior permission of the other shareholders involved, you have the option of requesting that accounts controlled by those other shareholders be shown on one Consolidated Statement. For example, information on your individual account, your IRA, your spouse's individual account and your spouse's IRA may be shown on the Consolidated Statement.

Other Features

A convenient
way to make
regular
investments

Systematic Investment   The Systematic Investment feature, using the EFT
capability, allows you to make automatic monthly investments in any of the Funds. You may select on the Application the amount of money to be moved and the Fund(s) to be invested in. There is no minimum initial cash investment required to open your account. However, the minimum monthly Systematic Investment is $50 per Fund account. Your application must be received at least 15 business days prior to the first EFT transaction. The Systematic Investment feature and EFT capability will be terminated upon total redemption of your account. Also, a Fund will hold payment of redemption proceeds until a Systematic Investment has cleared, which may take up to 12 calendar days.

For more
information, call
1-800-367-7732

Automatic Cash Withdrawal Plan   The Automatic Cash Withdrawal Plan provides
a convenient way for you to receive a systematic distribution while maintaining an investment in the Funds. The Automatic Cash Withdrawal Plan permits you to have payments of $100 or more automatically transferred from your account(s) in the Fund(s) to your designated bank account on a monthly basis. In order to start this plan, you must have a minimum balance of $10,000 in any Fund account utilizing this feature. Your automatic cash withdrawals will be processed on a regular basis beginning on or about the first day of the month. There may be tax consequences associated with these transactions. Please consult your tax advisor.

Be sure to
sign up for
checkwriting
services

Checkwriting Service   Checkwriting is available with the Money Market Fund.
There is currently no charge for this service. Checks must be for a minimum of $250 and the checkwriting service may not be used for a complete redemption of your account. If the amount of the check is greater than the value of your account, the check will be returned unpaid. In addition, checks written against shares purchased by check or Systematic Investment in the past 12 calendar days will be returned unpaid due to uncollected funds. The option for this service is included on the Application. All notices with respect to checks must be given to the transfer agent. The checkwriting service is not available for IRAs or other retirement accounts.

TDD Service   Firstar Trust Company, the transfer agent, offers
Telecommunication Device for the Deaf (TDD) services for hearing impaired shareholders. The dedicated number for this service is 1-800-684-3416 and appears on shareholder account statements.

Changes to Service   The Funds reserve the right to amend the shareholder
services or to change the terms or conditions.

Cross-Fund Investing

(bullet) Dividend Investing - You may elect to have dividend and/or capital gains distributions automatically invested in one other Select Class Fund account.

(bullet) Systematic Exchange - You may establish an automatic exchange of Select Class shares from one Fund account to another. The exchange will occur on or about the 15th day of each month and must be for a minimum of $50 per month. As this transaction is treated as an exchange, the policies related to the exchange privilege apply. Please read the "Shareholder Services--Purchase by Exchange" section carefully. There may be tax consequences associated with these exchanges. Please consult your tax advisor.

Cross-Fund Investing may only be made in a Fund account that has been previously established with the Fund's minimum investment. To request either or both of these features, please call 1-800-367-7732 to obtain the appropriate application.

Management of the Funds

Directors   The business affairs of each Fund are managed under the direction of the Board of Directors (Directors). The Directors set broad policies for the Company and each Fund. Information about the Directors is found in the SAI.

The Fund's
Investment
Adviser

Investment Adviser   ALIAC, the Investment Adviser for each Fund, is a
Connecticut corporation with its principal offices at 151 Farmington Avenue, Hartford, Connecticut 06156. The Investment Adviser is registered with the Commission as an investment adviser and in addition to managing the Funds, provides investment advisory services to other investment companies and for its general account, all of which together hold over $6 billion in assets. The Investment Adviser is currently a wholly owned subsidiary of Aetna Life and Casualty Company which, with affiliated companies, comprises one of the world's leading providers of insurance and financial services.

Under an investment advisory agreement, the Investment Adviser is, subject to the supervision of the Directors, responsible for manag-ing the assets of each Fund in accordance with its investment objectives and policies.

The Investment Adviser furnishes all necessary facilities and pays the salaries and other related costs of personnel engaged in providing investment advice to the Company. It also pays salary, other fees and expenses for Directors and officers of the Company who are employees or affiliated persons of the Investment Adviser.

Advisory
Fees

The Investment Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets of each Fund as follows:

                        Fee               Assets
-----------------    ----------   --------------------------
Money Market Fund      0.400%    On first $500 million
                       0.350%    On next $500 million
                       0.340%    On next $1 billion
                       0.330%    On next $1 billion
                       0.300%    Over $3 billion
-----------------    ----------   --------------------------
Government Fund        0.500%    On first $250 million
                       0.475%    On next $250 million
                       0.450%    On next $250 million
                       0.425%    On next $1.25 billion
                       0.400%    Over $2 billion
-----------------    ----------   --------------------------
Bond Fund              0.500%    On first $250 million
                       0.475%    On next $250 million
                       0.450%    On next $250 million
                       0.425%    On next $1.25 billion
                       0.400%    Over $2 billion
-----------------    ----------   --------------------------
Aetna Fund             0.800%    On first $500 million
                       0.750%    On next $500 million
                       0.700%    On next $1 billion
                       0.650%    Over $2 billion
-----------------    ----------   --------------------------
Growth and Income
  Fund                 0.700%    On first $250 million
                       0.650%    On next $250 million
                       0.625%    On next $250 million
                       0.600%    On next $1.25 billion
                       0.550%    Over $2 billion
-----------------    ----------   --------------------------
Growth Fund            0.700%    On first $250 million
                       0.650%    On next $250 million
                       0.625%    On next $250 million
                       0.600%    On next $1.25 billion
                       0.550%    Over $2 billion

-----------------    ----------   --------------------------
Small Company
  Growth Fund          0.850%    On first $250 million
                       0.800%    On next $250 million
                       0.775%    On next $250 million
                       0.750%    On next $1.25 billion
                       0.725%    Over $2 billion
-----------------    ----------   --------------------------
International
  Growth Fund          0.850%    On first $250 million
                       0.800%    On next $250 million
                       0.775%    On next $250 million
                       0.750%    On next $1.25 billion
                       0.700%    Over $2 billion
-----------------    ----------   --------------------------
Asian Growth           1.000%    On first $250 million
                       0.875%    On next $250 million
                       0.850%    On next $250 million
                       0.825%    On next $1.25 billion
                       0.800%    Over $2 billion

The investment advisory and administrative service fees, when taken together, applicable to (before expense reimbursement) the Aetna Fund, Growth and Income Fund, Growth Fund, Small Company Growth Fund, International Growth Fund and Asian Growth Fund are higher than those charged by some other investment advisers to other registered investment companies.

Sub-advisers to
Aetna Series
Fund, Inc.

Sub-Advisers The Investment Adviser has engaged Aeltus as the sub-adviser to the Growth Fund and the Small Company Growth Fund. Aeltus Far East serves as the sub-adviser to the Asian Growth Fund pending its merger with the International Growth Fund. Aeltus is a Connecticut corporation located at 151 Farmington Avenue, Hartford, Connecticut 06156. Aeltus is a wholly owned subsidiary of Aetna Life Insurance Company which is in turn owned by Aetna. Aeltus Far East has its principal place of business at 2 Pacific Place, 88 Queensway, Hong Kong. Each sub-adviser is registered as an investment adviser with the Commission.

Under sub-advisory agreements with the Investment Adviser, the sub-advisers are subject to the supervision of the Investment Adviser and the Directors, and are responsible for managing the assets of each respective Fund in accordance with its investment objective and policies. The sub-advisers pay the salaries and other related costs of personnel engaged in providing investment advice including office space, facilities and equipment.

The Investment Adviser has overall responsibility for monitoring the investment program maintained by the sub-advisers for compliance with applicable laws and regulations and the respective Fund's investment objective.

Administrator   ALIAC acts as administrator for each Fund and performs
certain administrative and internal accounting services, including maintaining general ledger accounts, regulatory compliance, preparing financial information for semiannual and annual reports, preparing registration statements, calculating net asset values (except for the International Growth and Asian Growth Funds), shareholder communications and supervising the custodians and transfer agent.

For these services, each Fund pays ALIAC a monthly fee at an annual rate based on average daily net assets of the Fund as follows: 0.25% on the first $250 million, 0.24% on the next $250 million, 0.23% on the next $250 million, 0.22% on the next $250 million, 0.20% on the next $1 billion and 0.18% on assets over $2.0 billion.

Principal Underwriter   ALIAC is the principal underwriter for the Company.
ALIAC may contract with various broker-dealers, including one or more affiliates, for distribution of Select Class shares. ALIAC may also sell shares of the Funds directly.

Transfer Agent   Firstar Trust Company acts as each Fund's transfer and
dividend-paying agent. Firstar is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts.

Fund Expenses   Each Fund bears the costs of its operations. Expenses
directly attributable to a Fund are charged to that Fund. Some expenses are allocated proportionately among all the Funds in relation to the net assets of each Fund and some expenses are allocated equally to each Fund.

Portfolio Management

The following individuals are primarily responsible for the day-to-day management of the Funds, as indicated below. All of the following individuals may also decide as a group what strategy may benefit all of the Funds.

Money Market Fund, Government Fund and Bond Fund   Jeanne Wong-Boehm,
Managing Director, ALIAC. Ms. Wong-Boehm has been with ALIAC since 1982 and has over 10 years of investment experience.

Aetna Fund   John Y. Kim, Chief Investment Officer, ALIAC. Mr. Kim joined
ALIAC in May 1994. Mr. Kim has over 10 years of investment management experience with ALIAC, and affiliate of ALIAC, and Mitchell Hutchins Institutional Investors, Inc.

Growth and Income Fund Kevin M. Means, Portfolio Manager, ALIAC. Mr. Means has over eight years investment management experience. Before joining ALIAC in 1994 he was with INVESCO Capital Management, Inc. Vincent Fioramonti, who is responsible for Hong Kong transactions for this Fund, has been with ALIAC since 1994 and has over seven years of international investment experience.

Growth Fund   Peter B. Canoni, Managing Director, Aeltus. Mr. Canoni has been with Aetna since 1980 and has over 20 years of investment experience.

Small Company Growth Fund   Thomas J. DiBella, Investment Officer, Aeltus.
Before joining Aeltus, Mr. DiBella was Investment Officer at Bethlehem Steel from 1989 to 1991. Mr. DiBella has over 10 years of investment experience.

International Growth Fund   Vince Fioramonti, Portfolio Manager, ALIAC. Mr.
Fioramonti is the lead portfolio manager for this Fund. He has been with ALIAC since 1994 and has over seven years of international investment experience. Kevin M. Means is co-manager for this Fund. Mr. Means has over eight years investment managment experience. Before joining ALIAC in 1994 he was with INVESCO Capital Management, Inc.

Asian Growth Fund   Anna Tong, Managing Director, Aeltus Far East. Ms. Tong
has been with Aetna since 1985 and has over 10 years of Asian investment experience.

Fund Distributions

How to
receive
dividends

(bullet)  The Money Market Fund declares dividends daily and pays monthly.

(bullet) The Government Fund and the Bond Fund declare and pay dividends monthly.

(bullet) The Aetna Fund and the Growth and Income Fund declare and pay dividends semiannually.

(bullet) The Growth Fund, Small Company Growth Fund, International Growth Fund and Asian Growth Fund declare and pay dividends annually.

(bullet) All capital gains distributions, if any, are paid on an annual basis.

 Income dividends are derived from investment income, including dividends, interest, realized short-term capital gains, and certain foreign currency gains received by a Fund. Capital gains distributions are derived from each Fund's realized long-term capital gains. The per share dividends and distributions of Select Class shares will be higher than the per share dividends and distributions of the Adviser Class as a result of the distribution fees and service fees applicable to the Adviser Class.

Money Market Fund shares begin to accrue dividends the day after they are purchased; a redemption will include dividends declared through the redemption date.

Reinvestment of Income Dividends and Capital Gains Distributions   Unless you
elect otherwise, as permitted in the Application, income dividends and capital gains distributions with respect to a particular Fund will be reinvested in additional Select Class shares of that Fund and will be credited to your account at the next determined net asset value per share. Both income dividends and capital gains distributions are paid by a Fund on a per-share basis. As a result, at the time of such payment, the net asset value per share of a Fund (except the Money Market Fund) will be reduced by the amount of such payment.

If you wish to change the manner in which you receive income dividends and capital gains distributions, your notification of such change must be received by the transfer agent at least ten days before the next scheduled distribution.

Net Asset Value

Pricing
your Fund

The net asset value per share ("NAV") of each Fund is determined as of 4:15 p.m. Eastern time on each day that the NYSE is open for trading. Except for the Money Market Fund, the NAV is computed by dividing the total value of a Fund's securities, plus any cash or other assets (including dividends accrued but not collected) less all liabilities (including accrued expenses), by the number of shares outstanding.

Portfolio securities are valued primarily on the basis of market quotations. All other assets, including restricted securities and other securities for which market quotations are not readily available, are valued at their fair value in such manner as may be determined, from time to time, in good faith by, or under the authority of, the Directors.

The Money Market Fund's portfolio securities are valued by the amortized cost method of valuation. The Money Market Fund's use of amortized cost is part of its effort to maintain a constant net asset value of $1.00 per share.

Taxes

Form 1099-DIV
will be mailed
to you in January

Introduction   The tax information described below is only a summary of
federal income tax consequences and is based on tax laws and regulations in effect as of the date of this Prospectus. Please refer to the SAI for a more detailed discussion of federal income tax consider-ations. In addition to federal taxes, you may be subject to state and local taxes and you should discuss your individual tax situation with your tax advisor.

Shareholder Distributions   Distributions of net long-term capital gains are
taxable to you as long-term capital gains regardless of the length of time you have owned your shares. Distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. Depending on a Fund's investments, part or all of ordinary income dividends could be treated as: (1) "U.S. Government Interest Dividends" which are exempt from state and local taxes or (2) "Qualifying Dividends" which for corporate shareholders would qualify for the 70% dividends-received deduction. Dividends paid by the Government Fund may be U.S. Government Interest Dividends. Substantially all dividends paid by the Growth and Income Fund, and, to a lesser degree, the Aetna Fund, the Growth Fund and the Small Company Growth Fund will be Qualifying Dividends.

Investment income from foreign securities may be subject to foreign taxes withheld at the source. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known. The International Growth and Asian Growth Funds may elect to "pass through" foreign taxes paid in order to permit shareholders to claim a credit or deduction, if more than 50% of the value of such Fund's assets at the close of a taxable year consist of stock or securities of foreign corporations.

A Fund's distributions are taxable in the year they are received, whether you take them in cash or reinvest them in additional shares. However, distributions declared in December and paid in January are taxable as if paid on December 31. Each Fund will send a statement to shareholders by January 31 indicating the tax status of distributions made during the previous year, and any foreign taxes "passed-through" to shareholders.

Buying a Dividend   If you buy shares of a Fund (other than the Money Market
Fund) just before the ex-dividend date, you will be taxed on the entire amount of the dividend received.

Share Redemptions   Any gain or loss realized when you redeem (sell) or
exchange shares of a Fund will be treated as a taxable long-term or short-term capital gain or loss. Please see the SAI for information regarding any limitation on deductibility of such losses.

Tax Withholding   When you fill out your Application, you will be asked to
certify that your Social Security or taxpayer identification number is correct and that you are not subject to 31% backup withholding by the Internal Revenue Service ("IRS"). If you are subject to backup withholding, the IRS can require a Fund to withhold 31% of your taxable dividends, capital gains distributions and redemptions.

General Information

Articles of Incorporation   The Company was incorporated under the laws of
Maryland on June 17, 1991. The Articles of Incorporation (Articles) provide for the issuance of multiple series of shares each representing a portfolio of investments with different investment objectives, policies and restrictions. The Company currently offers 12 series or Funds. Nine of the Funds are described in this Prospectus.

Share Classes   Each Fund offers shares of common stock currently classified into two classes, Select Class shares and Adviser Class shares. Each class of shares has the same rights, privileges and preferences, except with respect to: (a) the effect of the respective sales charge, if any, for each class;
(b) the distributions and/or service fees borne by each class; (c) the expenses allocable exclusively to each class; (d) voting rights on matters exclusively affecting a single class and (e) the exchange privilege of each class. The Board of Directors does not anticipate that there will be any conflicts among the interests of the holders of the different classes of shares of the Funds. The Directors continue to consider whether any such conflicts exist and, if so, take appropriate action.

The Company has obtained a ruling from the IRS with respect to the nine Funds described in this Prospectus to the effect that differing distributions among the classes of its shares will not result in the Fund's dividends or other distributions being regarded as "preferential dividends" under the Code. The Company is currently seeking a similar ruling for its three newest Funds. For additional information, see the SAI.

Capital Stock   The Articles currently authorize the issuance of 4.8 billion shares of capital stock of the Company. All shares are nonassessable, transferable and redeemable. There are no preemptive rights.


As of November 30, 1995, the following shares were owned by Aetna companies:

                                    ALIAC
                            ----------------------
                             Select      Adviser
                            ---------   ----------
Money Market Fund             118,371           0
Government Fund               703,970           0
Bond Fund                      75,211     494,932
Tax-Free Fund                  11,277           0
The Aetna Fund                 10,615           0
Growth and Income Fund      1,143,762           0
Growth Fund                 2,331,355           0
Small Company Growth
  Fund                         11,345   2,322,352
International Growth
  Fund                        464,386           0
Asian Growth Fund                   0           0
Aetna Ascent                1,664,334           0
Aetna Crossroads            1,630,355           0
Aetna Legacy                1,655,697           0

                                     ALIC
                            ----------------------
                             Select      Adviser
                            ---------   ----------
Asian Growth Fund           2,053,413           0


All shares were acquired for investment and can be disposed of only by redemption. ALIAC and its affiliates may make additional investments into the Funds.

Shareholder Meetings   The Company is not required and does not intend to
hold annual shareholder meetings. The Articles provide for meetings of shareholders to elect Directors at such times as may be determined by the Directors or as required by the Investment Company Act of 1940. If requested by the holders of at least 10% of a Fund's outstanding shares, the Company will hold a shareholder meeting for the purpose of voting on the removal of one or more Directors and will assist with communication concerning that shareholder meeting.

Voting Rights   Shareholders of each class are entitled to one vote for each full share held and fractional votes for fractional shares of each class held on matters submitted to the shareholders of the Company. Voting rights are not cumulative. Generally, shares of the Company will be voted on a Company-wide basis on all matters except matters affecting only the interests of one Fund or one class of shares.

Payments to Dealers   From time to time, ALIAC or its affiliates may make
payments (up to 0.25%, computed on an annualized basis, of average monthly account values) to other dealers and/or their agents who sell Select Class shares or who provide shareholder services to you. These payments are made from the resources of the paying entity so the price you pay for Select Class shares and the value of your investment will be unaffected.

Performance Data

The Funds may compare their performance to other mutual funds with similar investment objectives and to the industry as a whole, as quoted by ranking services and publications of general interest. These may include the Standard & Poor's 500 Stock Index ("S&P 500"), Shearson Lehman Aggregate Bond Index, Dow Jones Industrial Average ("DJIA"), Lipper Analytical Services, Inc., IBC/Donoghue's Taxable MFA, the Morgan Stanley Capital International Europe, Australia, Far East ("EAFE") Index and the Morgan Stanley Capital International Far East Free ("FEF ex. Japan") Index.

Glossary of Investment Terms

This glossary describes some of the securities used by the Funds. Further information is available in the SAI:

Banker's Acceptance   A banker's acceptance is a time draft drawn on a bank
and is customarily used by corporations as a means of financing payment for traded goods. When a draft is accepted by a bank, the bank guarantees to pay the face value of the debt at maturity.

Certificates of Deposit   For large deposits not withdrawable on demand,
banks issue certificates of deposit ("CDs") as evidence of ownership. CDs are usually negotiable and traded among investors such as mutual funds and banks.

Commercial Paper   Commercial paper is short-term debt instruments issued by
companies or banks with a maturity ranging from five to 270 days.

Eurodollars   Eurodollars are U.S. dollars held in banks outside the United
States, mainly in Europe but also in other countries, and are commonly used for the settlement of international transactions. There are many types of Eurodollar securities including Eurodollar CDs and bonds; these securities are not registered with the Commission. Certain Eurodollar deposits are not FDIC insured and may be subject to future political and economic developments and governmental restrictions.

High Risk, High-Yield Securities   Bonds of low quality security backing
rated BB or below by Standard & Poor's Corp. or Ba or below by Moody's Investors Service, Inc., or other agencies, or, if unrated, considered by the Investment Adviser to be of comparable quality. These bonds are often called "junk bonds" because of the greater possibility of default.

Pay-in-Kind Bonds   Pay-in-kind bonds are securities that pay interest
through the issuance of additional bonds.

Repurchase Agreements   A repurchase agreement or "repo" is an agreement
between a seller and buyer, usually of U.S. Government securities, to sell and subsequently repurchase securities at a fixed price on a future date. The primary attraction of repurchase agreements is the flexibility of maturities.

U.S. Government Derivatives   A Fund may purchase separately traded principal
and interest components of certain U.S. Government securities ("STRIPS"). In addition, a Fund may acquire custodial receipts that represent ownership in a U.S. Government security's future interest or principal payments. These securities are known by such exotic names as TIGRS and CATS and may be issued at a discount to face value. They are generally more volatile than normal fixed income securities because interest payments are accrued rather than paid out in regular installments.

U.S. Government Securities   Securities issued by the U.S. Government and its
agencies.

Direct Obligations of the U.S. Government are:

    Treasury Bills - issued with short maturities (one year or less) and priced at a discount to face value. The income for investors is the difference between the purchase price and the face value.

    Treasury Notes - intermediate-term securities with maturities of between one to ten years. Income to investors is paid in semiannual interest payments.

    Treasury Bonds - long-term securities with maturities from ten years to up to thirty years. Income is paid to investors on a semi-annual basis.

In addition, U.S. Government Agencies issue debt securities to finance activities for the U.S. Government. These agencies include among others the Federal Home Loan Bank, Federal National Mortgage Association ("FNMA" or "Fannie Mae"), Government National Mortgage Association ("GNMA" or "Ginnie Mae"), Export-Import Bank and the Tennessee Valley Authority.

Not all agencies are backed by the full faith and credit of the United States; for example the FNMA may borrow money from the U.S. Treasury only under certain circumstances. There is no guarantee that the government will support these types of securities and they therefore involve more risk than direct government obligations.

Variable Rate Instruments   A variable or floating rate instrument is one
whose terms provide for the adjustment of its interest rate on set dates and which can reasonably be expected to have a market value close to par value.

Yankee Bonds   A bond issued in the United States by foreign countries,
corporations and banks. Similarly, Yankee CDs are issued in the U.S. by branches of foreign banks.

Zero Coupon Bonds   Bonds issued at a deep discount to face value. These
bonds pay no interest but are redeemed at full face value. The price of zero coupon bonds are more volatile than bonds which pay interest but are rated on the same principles as all fixed-income investments.

The Funds also use some of the following securities to manage risk and volatility:

Call Option   The right to buy a security, currency or stock index at a
stated price, or strike price, within a fixed period. A call option will be exercised if the spot price rises above the strike price; if not, the option expires worthless.

Put Option   The right to sell a security, currency or stock index at a stated price, or strike price, within a fixed period. A put option will be exercised if the spot price falls below the strike price; if not, the option expires worthless.

Covered Call Options   A call option backed by the securities underlying the
option. The owner of a security will normally sell covered call options to collect premium income or to reduce price fluctuations of the security. A covered call option limits the capital appreciation of the underlying security.

Convertible Stock   Corporate securities, which may be either bonds or
preferred shares, that can be exchanged for shares at a fixed price.

Futures   Contracts to buy securities, currencies or stock indexes in the future at a price agreed in advance. A futures contract obliges the buyer to purchase the security and the seller to sell it, unlike an option where the buyer can choose whether or not to exercise the option.

Preferred Stock   Shares which pay a fixed dividend, in contrast to common
stock whose dividends depend on the profits of the company.

Warrants   A security, normally offered with bonds or preferred stock, that entitles investors to buy shares at a prescribed price within a named period. The time period is usually longer than that of a call option.

Description of Corporate Bond Ratings

Moody's Investors Service, Inc.

"Aaa" Rating   Bonds rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"Aa" Rating   Bonds rated Aa are judged to be of high-quality by all
standards. Together with the Aaa group, they are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat greater than in Aaa securities.

"A" Rating   Bonds rated A possess many favorable investment attributes and are considered upper-medium-grade obligations. Factors relating to security of principal and interest are considered adequate but elements may be present which suggest possible impairment sometime in the future.

"Baa" Rating   Bonds rated Baa are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics.

"Ba" Rating   Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes this class of bond.

"B" Rating   Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

The modifier 1 indicates that the bond ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its rating category.

Standard & Poor's Corporation

"AAA" Rating   Bonds rated AAA have the highest rating assigned by Standard &
Poor's. Capacity to pay interest and repay principal is extremely strong.

"AA" Rating   Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

"A" Rating   Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

"BBB" Rating   Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

"BB" Rating   Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, the bonds face major uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

"B" Rating   Bonds rated B have a greater vulnerability to default but
currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

The ratings from "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

[Aetna logo]  Aetna Series Fund, Inc.

151 Farmington Avenue
Hartford, CT 06156-8962
1-800-367-7732

Investment Adviser

Aetna Life Insurance and Annuity Company
151 Farmington Avenue
Hartford, CT 06156

Custodians

Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258
Brown Brothers Harriman & Company
40 Water Street
Boston, MA 02109

Transfer Agent

Firstar Trust Company
P.O. Box 701
Milwaukee, WI 53201-0701

Independent Auditors

KPMG Peat Marwick LLP
CityPlace II
Hartford, CT 06103-4103

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, the securities of a Fund in any jurisdiction in which such sale, offer to sell, or solicitation may not be lawfully made.

Income o--------------o Growth

Income

Aetna Money Market Fund
Aetna Government Fund
Aetna Bond Fund

Growth and Income

The Aetna Fund
Aetna Growth and Income Fund

Growth

Aetna Growth Fund
Aetna Small Company Growth Fund
Aetna International Growth Fund
Aetna Asian Growth Fund

(Recycle Logo) printed on recycled paper

PROS.AET.2-1

                             AETNA SERIES FUND, INC.
                              151 Farmington Avenue
                        Hartford, Connecticut 06156-8962
                  Supplemented Dated December 28, 1995 to the
                      Statement of Additional Information
                              Dated March 31, 1995



The Statement of Additional Information for the Aetna
Series Fund, Inc. dated March 31, 1995 is amended as follows:

1. The Aetna Tax-Free Fund is no longer offered and all references to the Tax-Free Fund are deleted.

2. The table on page 19 including information about Directors and Officers of the Fund is deleted and replaced with the following:

-----------------------------------------------------------------------------------------
                             Position(s)
Name, Address and Age        Held              Principal Occupation During Past Five
                             with Registrant   Years and Positions held with affiliated
                                               persons or Principal Underwriters of the
                                               Registrant
-----------------------------------------------------------------------------------------
Shaun P. Mathews *           Director and      Senior Vice President and Director of
151 Farmington Avenue        President         ALIAC, March 1991 to Present; Director
Hartford, Connecticut                          and Chief Operations Officer, Aetna
Age 39                                         Investment Services, Inc., July 1993 to
                                               Present; President, Aetna Investment
                                               Services, Inc., March 1994 to Present;
                                               Assistant Vice President, Pension
                                               Operations, ALIAC, June 1989 to March
                                               1991.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
James C. Hamilton *          Vice President    Vice President, Treasurer and Director
151 Farmington Avenue        and Treasurer     of ALIAC, October 1988 to Present.
Hartford, Connecticut
Age 53
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
John Y. Kim*                 Director and      Senior Vice President and Director,
151 Farmington Avenue        Vice President    ALIAC Investments and Chief Investment
Hartford, Connecticut                          Officer, Aetna Life and Casualty
Age 34                                         Company, May 1994 to Present; Managing
                                               Director, Mitchell Hutchins
                                               Institutional Investors, New York, NY,
                                               September 1993 to April 1994; Vice
                                               President of Investor Relations and
                                               Senior Portfolio Manager, Aetna Life and
                                               Casualty Company, October 1991 to August
                                               1993; Fixed Income Portfolio Manager,
                                               ALIAC, November 1989 to October 1991.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Susan E. Bryant              Secretary         Counsel, Aetna Life and Casualty
151 Farmington Avenue                          Company, March 1993 to Present; General
Hartford, Connecticut                          Counsel and Corporate Secretary, First
Age 47                                         Investors Corporation, April 1991 to
                                               March 1993; Administrator, Oklahoma
                                               Department of Securities, March 1986 to
                                               April 1991; President, North American
                                               Securities Administrators Association,
                                               1989 to 1990.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Morton Ehrlich               Director          Chairman and Chief Executive Officer,
1000 Venetian Way                              Integrated Management Corp. (an
Miami, Florida                                 entrepreneurial company) and Universal
Age 60                                         Research Technologies, 1992 to Present;
                                               Director and Chairman, Audit Committee,
                                               National Bureau of Economic Research;
                                               1985 to 1992; President, LIFECO, Travel
                                               Services Corp., October 1988 to December
                                               1991.
-----------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------
Maria T. Fighetti            Director          Manager/Attorney, Health Services, New
325 Piermont Road                              York City Department of Mental Health,
Closter, New Jersey                            Mental Retardation and Alcohol Services,
Age 51                                         1973 to Present.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
David L. Grove               Director          Private Investor; Economic/Financial
5 The Knoll                                    Consultant, December 1985 to Present.
Armonk, New York
Age 77
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Daniel P. Kearney*           Director          Executive Vice President of Aetna Life
151 Farmington Avenue                          and Casualty Company, 1993 to Present;
Hartford, Connecticut                          Group Executive, Aetna Life and Casualty
Age 56                                         Company, 1991 to 1993; Financial
                                               Consultant, Daniel P. Kearney, Inc.,
                                               1990 to 1991.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Sidney Koch                  Director          Financial Adviser, self-employed,
455 East 86th Street                           January 1993 to Present; Senior Adviser,
New York, New York                             Daiwa Securities America, Inc., January
Age 60                                         1992 to January 1993; Executive Vice
                                               President, Member of Executive
                                               Committee, Daiwa Securities America,
                                               Inc., January 1986 to January 1992.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Corine T. Norgaard           Director, Chair   Professor, Accounting and Dean of the
School of Management         Audit Committee   School of Management, Binghamton
Binghamton University        and Contract      University, Binghamton, NY, August 1993
Binghamton, New York         Committee         to Present; Professor, Accounting,
Age 57                                         University of Connecticut, Storrs,
                                               Connecticut, September 1969 to June
                                               1993; Director, The Advest Group
                                               (holding company for brokerage firm).
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Richard G. Scheide           Director          Trust and Private Banking Consultant,
11 Lily Street                                 David Ross Palmer Consultants, July 1991
Nantucket, Massachusetts                       to Present; Executive Vice President and
Age 66                                         Manager, Bank of New England, N.A., June
                                               1976 to July 1991.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Eugene M. Trovato            Vice President,   Vice President Controller, (February
22 Fox Den Road              Controller        1995 - Present), Assistant Vice
West Simsbury, Connecticut   (chief            President Planning, Reporting, and
Age 45                       accounting        Analysis (October 1992 - February 1995),
                             officer)          Assistant Vice President of Financial
                                               Reporting (July 1989 - October 1992),
                                               Director of Financial Reporting in
                                               Corporate Controllers (February 1989 -
                                               July 1989), Aetna Life Insurance and
                                               Annuity Company
-----------------------------------------------------------------------------------------

3.     All references to Dunedin Fund Managers, Ltd. are deleted.

4. The section entitled Control Persons and Principal Holders of the Funds on page 21 is replaced with the following.


      The following shows share ownership by Aetna companies by number of shares and percentage ownership as of November 30, 1995. For the Select Class shares, ALIAC owned 118,371(0.04%) shares of the Money Market Fund: 75,211 (2.28%) shares of the Bond Fund: 11,277(0.18%) of the Aetna Fund: 10,615(0.04%) of the Growth and Income Fund: 11,345(0.55%) of the International Growth Fund:
703,970(48.92%) of the Government fund: 1,143,762(42.91%) of the Growth Fund:
2,331,355(94.20%) of the Small Company Growth Fund; and 464,386(17.43%) of the Asian Growth Fund. In addition, Aetna Life Insurance Company (ALIC) owned 2,053,413(77.07%) of the Asian Growth Fund.

     The following shows share ownership by Aetna companies by number of shares and percentage ownership as of November 30, 1995. For the Adviser Class shares, ALIAC owned 494,932(94.19%) of the Bond Fund; and 2,322,352(96.53%) of the
International Growth Fund.


5.   Yield quotations on pages 39 and 40 are replaced with the following:

     The yield and effective yield for the Money Market Fund for the seven days ended April 30, 1995 were 6.00% and 6.18%, respectively.

        The yield for the Bond Fund for the 30-day period ended April 30, 1995 was 7.21% for the Select Class, and 6.45% for the Adviser Class.

6.      The Total Return Quotations on page 41 are replaced with the following:

Annualized Total Return Quotations

                                  Select Class
Assumptions:
   - The 1 year figures are based on an initial $1,000 purchase made May 1, 1994 and redeemed on April 30, 1995.
   - The From Inception figures are based on an initial $1,000 purchase made January 1, 1992 (effective date of Funds) and redeemed on April 30, 1995.

                                      1 Year           From Inception
                                      ------           --------------
       Money Market                    5.13%                 4.07%
       Bond                            6.16%                 5.80%
       The Aetna Fund                  8.47%                 6.61%
       Growth and Income              10.81%                 6.81%
       International Growth           (1.16)%                4.67%

Assumption:
   - The 1 year figures are based on an initial $1,000 purchase made May 1, 1994 and redeemed on April 30, 1995.
   - The From Inception figures are based on an initial $1,000 purchase made January 1, 1994 (effective date of Funds) and redeemed on April 30, 1995.

                                       1 Year            From Inception
                                       ------            --------------
       Government                        6.71%               2.77%
       Growth                           13.29%               11.87%
       Small Company Growth             10.44%               10.71%
       Asian Growth                     (8.76)%             (16.85)%

                                  Adviser Class
Assumption:
   - The 1 year figures are based on an initial $1,000 purchase made May 1, 1994 and redeemed on April 30, 1995.
   - The From Inception figures are based on an initial $1,000 purchase made April 15, 1994 (effective date of the Adviser Class shares) and redeemed on April 30, 1995.

                                      1 Year            From Inception
                                      ------            --------------
       Money Market                    4.08%                4.33%
       Government                      4.75%                4.58%
       Bond                            4.33%                3.51%
       The Aetna Fund                  6.39%                6.25%
       Growth and Income               9.26%                9.39%
       Growth                         11.34%                10.99%
       Small Company Growth            8.45%                9.65%
       International Growth           (2.88)%              (1.97)%
       Asian Growth                   (9.98)%              (9.32)%

All figures are based on actual investment performance. Performance figures for the Adviser Class Shares reflect the deduction of the maximum contingent deferred sales charge of 1%, declining by 0.25% each year after the date of purchase to zero, assuming shares were redeemed at the end of the period.

The following are the unaudited interim financial statements of the Fund for the six-month period ended April 30, 1995:

Statements of Assets and Liabilities
April 30, 1995 (Unaudited)See Notes to Financial Statements.Aetna Mutual Funds Semi-Annual Report

 ---------------------------------------  ------------------   -----------------
        Aetna Series Fund, Inc.           Money Market Fund    Government Fund
Assets:
Investments, at market value (Note 1)        $252,370,276         $19,308,879
Cash                                            4,986,488                   0
Receivable for:
 Dividends and interest                         1,086,581             198,853
 Investments sold                                 131,389               7,865
 Fund shares sold                                     470                   0
Deferred organizational expenses                   20,055                   0
                                          ------------------   -----------------
  Total assets                                258,595,259          19,515,597
                                          ------------------   -----------------
Liabilities:
Payable for:
 Investments purchased                            841,388                   0
 Fund shares redeemed                                   0                 441
 Other liabilities                                264,802              18,182
Deferred premiums on written options,
 at market value (Note 5)                               0                   0
                                          ------------------   -----------------
  Total liabilities                             1,106,190              18,623
                                          ------------------   -----------------
NET ASSETS                                   $257,489,069         $19,496,974
                                          ==================   =================
Net assets represented by:
Paid-in capital                              $257,489,069         $20,283,984
Unrealized gain (loss)                                  0              57,451
Undistributed net investment income                     0             100,901
Accumulated net realized loss                           0            (945,362)
                                          ------------------   -----------------
NET ASSETS                                   $257,489,069         $19,496,974
                                          ==================   =================
Capital shares, $.001 par value
Select Class:Outstanding                      184,789,662           1,990,344
Net Assets                                   $184,789,662         $19,239,882
Net Asset Value per share                    $       1.00         $      9.67
Adviser Class: Outstanding                     72,699,407              26,628
Net Assets                                   $ 72,699,407         $   257,092
Net Asset Value per share                    $       1.00         $      9.65

Cost of Investments                          $252,370,276         $19,251,428

12  See Notes to Financial Statements.

Statements of Assets and Liabilities
April 30, 1995 (unaudited)

 ------------   -------------------  ---------------------
  Bond Fund       Tax-Free Fund         The Aetna Fund
$42,745,565         $23,795,738           $84,986,156
     17,895                 158                17,091

    783,775             418,961               514,144
  2,095,041               4,513               920,280
          0                   0                     0
     20,055                   0                20,055
 ------------   -------------------  ---------------------
 45,662,331          24,219,370            86,457,726
 ------------   -------------------  ---------------------

  1,012,100             979,792             3,710,080
          0                   0                     0
     71,557              31,014               119,912

          0                   0               130,000
 ------------   -------------------  ---------------------
  1,083,657           1,010,806             3,959,992
 ------------   -------------------  ---------------------
$44,578,674         $23,208,564           $82,497,734
 ============   ===================  =====================

$46,186,246         $24,421,818           $77,531,489
   (215,809)           (471,824)            5,380,575
    124,901              36,852               694,142
 (1,516,664)           (778,282)           (1,108,472)
 ------------   -------------------  ---------------------
$44,578,674         $23,208,564           $82,497,734
 ============   ===================  =====================

  3,089,655             204,638             7,367,500
$30,281,864         $ 1,925,554           $81,680,139
$      9.80         $      9.41           $     11.09
  1,459,663           2,262,474                73,988
$14,296,810         $21,283,010           $   817,595
$      9.79         $      9.41           $     11.05

$42,961,374         $24,267,562           $79,504,921

                                     Aetna Mutual Funds Semi-Annual Report  13

 ---------------------------------------------   -------------------------   --------------
           Aetna Series Fund, Inc.               Growth and Income Fund      Growth Fund
Assets:
Investments, at market value (Note 1)                  $329,516,875           $33,423,618
Cash                                                        112,101                   183
Cash denominated in foreign currencies                      294,429                     0
Receivable for:
 Dividends and interest                                     580,161                11,056
 Investments sold                                         3,768,911               448,642
 Fund shares sold                                           164,606                 5,659
 Recoverable taxes                                            2,026                     0
 Variation margin                                             1,180                     0
 Forward foreign currency exchange  contracts
 (Note 7)                                                 9,400,168                     0
Deferred organizational expenses                             20,083                     0
                                                 -------------------------   --------------
  Total assets                                          343,860,540            33,889,158
                                                 -------------------------   --------------
Liabilities:
Payable for:
 Investments purchased                                    6,733,575               942,613
 Fund shares redeemed                                       276,749                20,491
 Forward foreign currency exchange  contracts
 (Note 7)                                                 9,628,963                     0
 Other liabilities                                          241,016                30,737
Deferred premiums on written options, at
 market value (Note 5)                                            0                11,438
                                                 -------------------------   --------------
  Total liabilities                                      16,880,303             1,005,279
                                                 -------------------------   --------------
NET ASSETS                                             $326,980,237           $32,883,879
                                                 =========================   ==============
Net assets represented by:
Paid-in capital                                        $298,897,914           $29,407,895
Unrealized gain (loss)                                   28,708,957             4,908,755
Undistributed (distributions in excess of)
 net investment income                                    1,702,741                 8,925
Accumulated net realized gain (loss)                     (2,329,375)           (1,441,696)
                                                 -------------------------   --------------
NET ASSETS                                             $326,980,237           $32,883,879
                                                 =========================   ==============
Capital shares, $.001 par value
Select Class:Outstanding                                 27,625,555             2,775,049
Net Assets                                             $325,814,679           $31,940,091
Net Asset Value per share                              $      11.79           $     11.51
Adviser Class: Outstanding                                   98,930                82,448
Net Assets                                             $  1,165,558           $   943,788
Net Asset Value per share                              $      11.78           $     11.45

Cost of Investments                                    $300,615,297           $28,528,745

14  See Notes to Financial Statements.

 ----------------------------  ---------------------------  ---------------------
  Small Company Growth Fund    International Growth Fund      Asian Growth Fund
$29,186,693                            $56,071,807                $22,299,673
      3,332                                      0                          0
          0                                 32,526                    292,268

      5,373                                241,915                    158,251
    893,890                              3,695,749                    126,798
          0                                 18,871                      4,581
          0                                 79,423                      1,422
          0                                      0                          0

          0                              8,200,000                          0
          0                                 20,083                          0
 ----------------------------  ---------------------------  ---------------------
 30,089,288                             68,360,374                 22,882,993
 ----------------------------  ---------------------------  ---------------------

    720,536                              2,410,183                          0
          0                                  2,409                      2,184

          0                              9,520,319                          0
     31,804                                 78,298                     61,731

          0                                      0                          0
 ----------------------------  ---------------------------  ---------------------
    752,340                             12,011,209                     63,915
 ----------------------------  ---------------------------  ---------------------
$29,336,948                            $56,349,165                $22,819,078
 ============================  ===========================  =====================

$26,108,538                            $55,077,724                $26,318,392
  3,992,312                                308,421                 (1,042,660)

    (25,779)                               271,497                     74,777
   (738,123)                               691,523                 (2,531,431)
 ----------------------------  ---------------------------  ---------------------
$29,336,948                            $56,349,165                $22,819,078
 ============================  ===========================  =====================

  2,515,254                              2,685,855                  2,874,045
$28,755,779                            $27,759,331                $22,401,054
$     11.43                            $     10.34                $      7.79
     51,141                              2,773,868                     53,758
$   581,169                            $28,589,834                $   418,024
$     11.36                            $     10.31                $      7.78

$25,194,381                            $54,454,925                $23,341,491

                                     Aetna Mutual Funds Semi-Annual Report  15

Statements of Operations
Six-month period ended April 30, 1995 (Unaudited)

 ------------------------------------------  ---------------------   ---------------------
          Aetna Series Fund, Inc.              Money Market Fund       Government Fund
Investment income: (Note 1)
Dividends                                          $        0             $        0
Interest                                            6,918,491                884,920
                                             ---------------------   ---------------------
                                                    6,918,491                884,920
Foreign taxes withheld                                      0                      0
                                             ---------------------   ---------------------
 Total investment income                            6,918,491                884,920
                                             ---------------------   ---------------------
Expenses: (Notes 2 and 3)
Investment advisory fee                               461,546                 58,833
Administrative service fee                            288,466                 29,416
12b-1 and service fees                                 29,884                    952
Organizational expenses                                 5,691                      0
Printing and postage expenses                          23,375                    701
Custody fees                                           10,743                  7,021
Transfer agent fees                                    95,432                 13,048
Audit fees                                              5,729                  6,685
Directors' fees                                        10,289                  5,031
State and federal fees                                 55,572                 10,625
Miscellaneous                                           6,290                  3,146
                                             ---------------------   ---------------------
Expenses before reimbursement and waiver
 from Adviser                                         993,017                135,458
Expense reimbursement and waiver from
 Adviser                                             (704,551)               (52,335)
                                             ---------------------   ---------------------
 Net expenses                                         288,466                 83,123
                                             ---------------------   ---------------------
Net investment income                               6,630,025                801,797
                                             ---------------------   ---------------------
Realized and unrealized gain (loss):
 (Notes 1, 4, 5 and 7)
Realized gain (loss) on:
 Sales of investments, excluding
 short-term  investments                                    0               (674,470)
 Futures and forward currency contracts                     0                      0
                                             ---------------------   ---------------------
  Net realized gain (loss)                                  0               (674,470)
                                             ---------------------   ---------------------
Net change in unrealized gain (loss) on:
 Investments                                                0              1,198,252
 Written options                                            0                      0
                                             ---------------------   ---------------------
  Net change in unrealized gain                             0              1,198,252
                                             ---------------------   ---------------------
Net realized and change in unrealized gain                  0                523,782
                                             ---------------------   ---------------------
Net increase in net assets resulting from
 operations                                        $6,630,025             $1,325,579
                                             =====================   =====================

16  See Notes to Financial Statements.

 -----------   -------------------  ---------------------
 Bond Fund       Tax-Free Fund         The Aetna Fund
$   18,503         $        0             $  737,123
 1,819,791            723,053              1,436,311
 -----------   -------------------  ---------------------
 1,838,294            723,053              2,173,434
         0                  0                 (4,982)
 -----------   -------------------  ---------------------
 1,838,294            723,053              2,168,452
 -----------   -------------------  ---------------------

   120,810             61,435                366,450
    60,405             30,718                114,516
    74,285             86,074                 53,307
     5,691                  0                  5,691
     5,877                734                 11,332
     5,250              3,115                 11,420
    18,559             12,306                 29,870
     7,066              7,163                  7,066
     5,665              5,069                  6,781
    18,664             10,977                 26,584
     3,596              3,155                  4,454
 -----------   -------------------  ---------------------

   325,868            220,746                637,471

   (70,415)           (30,302)               (11,840)
 -----------   -------------------  ---------------------
   255,453            190,444                625,631
 -----------   -------------------  ---------------------
 1,582,841            532,609              1,542,821
 -----------   -------------------  ---------------------

  (523,908)          (270,716)               238,192
         0                  0                101,165
 -----------   -------------------  ---------------------
  (523,908)          (270,716)               339,357
 -----------   -------------------  ---------------------

 1,393,538          1,395,744              2,866,341
         0                  0               (100,660)
 -----------   -------------------  ---------------------
 1,393,538          1,395,744              2,765,681
 -----------   -------------------  ---------------------
   869,630          1,125,028              3,105,038
 -----------   -------------------  ---------------------

$2,452,471         $1,657,637             $4,647,859
 ===========   ===================  =====================

                                     Aetna Mutual Funds Semi-Annual Report  17

Statements of Operations
Six-month period ended April 30, 1995 (Unaudited)

  ------------------------------------------  -----------------------   ------------
          Aetna Series Fund, Inc.            Growth and Income Fund     Growth Fund
Investment income: (Note 1)
Dividends                                          $ 4,176,095          $   181,438
Interest                                               664,845               36,850
                                              -----------------------   ------------
                                                     4,840,940              218,288
Foreign taxes withheld                                 (18,404)              (3,899)
                                              -----------------------   ------------
 Total investment income                             4,822,536              214,389
                                              -----------------------   ------------
Expenses: (Notes 2 and 3)
Investment advisory fee                              1,088,974              100,401
Administrative service fee                             394,996               35,858
12b-1 and service fees                                  12,855                2,447
Organizational expenses                                  5,663                    0
Printing and postage expenses                           12,984                1,065
Custody fees                                            16,005                4,104
Transfer agent fees                                     21,402               12,353
Audit fees                                               6,685                6,685
Directors' fees                                          7,599                5,031
State and federal fees                                  41,094               10,953
Miscellaneous                                            7,002                3,161
                                              -----------------------   ------------
Expenses before reimbursement and waiver
 from Adviser                                        1,615,259              182,058
Expense reimbursement and waiver from
 Adviser                                                     0               (7,760)
                                              -----------------------   ------------
 Net expenses                                        1,615,259              174,298
                                              -----------------------   ------------
Net investment income (loss)                         3,207,277               40,091
                                              -----------------------   ------------
Net realized and unrealized gain (loss):
 (Notes 1, 4, 5 and 7)
Realized gain (loss) on:
 Sales of investments, excluding
 short-term  investments                              (666,653)            (853,039)
 Written options                                             0             (571,812)
 Futures and forward currency contracts                645,656                    0
 Foreign currencies                                    (43,545)                   0
                                              -----------------------   ------------
  Net realized gain (loss)                             (64,542)          (1,424,851)
                                              -----------------------   ------------
Net change in unrealized gain (loss) on:
 Investments                                        18,779,770            3,701,141
 Written options                                             0               13,882
 Futures and forward currency contracts               (251,017)                   0
 Foreign currency related transactions                   5,226                    0
                                              -----------------------   ------------
  Net change in unrealized gain (loss)              18,533,979            3,715,023
                                              -----------------------   ------------
Net realized and change in unrealized gain
 (loss)                                             18,469,437            2,290,172
                                              -----------------------   ------------
Increase (decrease) in net assets
 resulting from operations                         $21,676,714          $ 2,330,263
                                              =======================   ============

18  See Notes to Financial Statements.

 ----------------------------  ---------------------------   ---------------------
  Small Company Growth Fund     International Growth Fund     Asian Growth Fund
$  115,759                             $   426,230                $   255,819
    56,983                                  93,661                     31,548
 ----------------------------  ---------------------------   ---------------------
   172,742                                 519,891                    287,367
         0                                 (33,085)                   (20,828)
 ----------------------------  ---------------------------   ---------------------
   172,742                                 486,806                    266,539
 ----------------------------  ---------------------------   ---------------------

   111,816                                 236,037                    126,407
    32,887                                  69,423                     31,602
     1,470                                  98,631                      1,338
         0                                   5,663                          0
       931                                   6,096                      1,134
     4,505                                  81,350                     70,900
    13,706                                  19,705                     14,070
     6,685                                   7,406                      7,406
     5,031                                   5,738                      5,125
    10,641                                  17,714                     11,115
     3,144                                   1,660                      2,162
 ----------------------------  ---------------------------   ---------------------

   190,816                                 549,423                    271,259

    (5,494)                                (22,482)                   (75,096)
   185,322                                 526,941                    196,163
 ----------------------------  ---------------------------   ---------------------
   (12,580)                                (40,135)                    70,376
 ----------------------------  ---------------------------   ---------------------

   226,995                                 870,754                 (2,247,193)
         0                                       0                          0
         0                                (128,140)                         0
         0                                 (42,918)                     4,551
 ----------------------------  ---------------------------   ---------------------
   226,995                                 699,696                 (2,242,642)
 ----------------------------  ---------------------------   ---------------------

 2,512,857                              (1,647,413)                (3,066,750)
         0                                       0                          0
         0                              (1,095,088)                         0
         0                                     904                     (2,303)
 ----------------------------  ---------------------------   ---------------------
 2,512,857                              (2,741,597)                (3,069,053)
 ----------------------------  ---------------------------   ---------------------

 2,739,852                              (2,041,901)                (5,311,695)

$2,727,272                             $(2,082,036)               $(5,241,319)

                                      Aetna Mutual Funds Semi-Annual Report  19

Statements of Changes in Net Assets

 --------------------------------------------------------  -------------------------------------------
                 Aetna Series Fund, Inc.                                Money Market Fund
                                                                 Six-month
                                                               period ended            Ten-month
                                                              April 30, 1995          period ended
                                                                (Unaudited)         October 31, 1994
                                                            -------------------  ---------------------
Operations:
Net investment income                                          $  6,630,025          $   5,571,226
                                                            -------------------  ---------------------
Net increase in net assets resulting from operations              6,630,025              5,571,226
                                                            -------------------  ---------------------
Distributions to shareholders: (Note 1)
Select Class:
 From net investment income                                      (4,904,128)            (4,776,403)
Adviser Class:
 From net investment income                                      (1,725,897)              (794,823)
                                                            -------------------  ---------------------
Decrease in net assets from distributions to
 shareholders                                                    (6,630,025)            (5,571,226)
                                                            -------------------  ---------------------
Fund share transactions: (Note 8)
Select Class:
 Proceeds from shares sold                                       99,365,093            184,288,133
 Reinvestment of distributions                                    4,296,792              4,313,330
 Cost of shares redeemed                                        (80,628,602)          (134,729,463)
Adviser Class:
 Proceeds from shares sold                                       44,702,797             49,918,444
 Reinvestment of distributions                                    1,683,600                788,233
 Cost of shares redeemed                                        (21,037,486)            (3,356,170)
                                                            -------------------  ---------------------
Net increase in net assets from fund share transactions          48,382,194            101,222,507
                                                            -------------------  ---------------------
Change in net assets                                             48,382,194            101,222,507
Net assets:
Beginning of period                                             209,106,875            107,884,368
                                                            -------------------  ---------------------
End of period                                                  $257,489,069          $ 209,106,875
                                                            ===================  =====================
End of period net assets includes undistributed net
 investment income                                             $          0          $           0
                                                            ===================  =====================

20  See Notes to Financial Statements.

 --------------------------------------------------------  -------------------------------------------
                 Aetna Series Fund, Inc.                                 Government Fund
                                                                 Six-month
                                                               period ended            Ten-month
                                                              April 30, 1995          period ended
                                                                (Unaudited)         October 31, 1994
                                                            -------------------  ---------------------
Operations:
Net investment income                                          $    801,797           $   975,250
Net realized loss                                                  (674,470)             (298,826)
Net change in unrealized gain (loss)                              1,198,252            (1,140,801)
                                                            -------------------  ---------------------
Net increase (decrease) in net assets resulting from
 operations                                                       1,325,579              (464,377)
                                                            -------------------  ---------------------
Distributions to shareholders: (Note 1)
Select Class:
 From net investment income                                        (803,227)             (836,799)
Adviser Class:
 From net investment income                                          (6,354)               (1,832)
                                                            -------------------  ---------------------
Decrease in net assets from distributions to
 shareholders                                                      (809,581)             (838,631)
                                                            -------------------  ---------------------
Fund share transactions: (Note 8)
Select Class:
 Proceeds from shares sold                                        2,918,017            26,189,218
 Reinvestment of distributions                                      669,448             1,222,008
 Cost of shares redeemed                                        (10,966,804)                 (904)
Adviser Class:
 Proceeds from shares sold                                          196,539               165,129
 Reinvestment of distributions                                        5,404                 2,374
 Cost of shares redeemed                                           (102,099)              (14,346)
                                                            -------------------  ---------------------
Net increase (decrease) in net assets from fund share
 transactions                                                    (7,279,495)           27,563,479
                                                            -------------------  ---------------------
Change in net assets                                             (6,763,497)           26,260,471
Net assets:
Beginning of period                                              26,260,471                     0
                                                            -------------------  ---------------------
End of period                                                  $ 19,496,974           $26,260,471
                                                            ===================  =====================
End of period net assets includes undistributed net
 investment income                                             $    100,901           $   108,685
                                                            ===================  =====================

                                      Aetna Mutual Funds Semi-Annual Report  21

Statements of Changes in Net Assets

 -------------------------------------------------------  -------------------------------------------
                Aetna Series Fund, Inc.                                    Bond Fund
                                                                Six-month
                                                              period ended            Ten-month
                                                             April 30, 1995          period ended
                                                               (Unaudited)         October 31, 1994
                                                           -------------------  ---------------------
Operations:
Net investment income                                         $  1,582,841           $  2,507,230
Net realized loss                                                 (523,908)              (882,788)
Net change in unrealized gain (loss)                             1,393,538             (3,401,549)
                                                           -------------------  ---------------------
Net increase (decrease) in net assets resulting from
 operations                                                      2,452,471             (1,777,107)
                                                           -------------------  ---------------------
Distributions to shareholders: (Note 1)
Select Class:
 From net investment income                                       (926,551)            (1,488,587)
Adviser Class:
 From net investment income                                       (585,446)              (709,993)
                                                           -------------------  ---------------------
Decrease in net assets from distributions to
 shareholders                                                   (1,511,997)            (2,198,580)
                                                           -------------------  ---------------------
Fund share transactions: (Note 8)
Select Class:
 Proceeds from shares sold                                       4,968,023             13,687,226
 Reinvestment of distributions                                     847,121              1,375,268
 Cost of shares redeemed                                        (3,791,315)           (31,166,825)
Adviser Class:
 Proceeds from shares sold                                          51,153             25,571,124
 Reinvestment of distributions                                     585,300                709,934
 Cost of shares redeemed                                       (12,011,318)                  (231)
                                                           -------------------  ---------------------
Net increase (decrease) in net assets from fund share
 transactions                                                   (9,351,036)            10,176,496
                                                           -------------------  ---------------------
Change in net assets                                            (8,410,562)             6,200,809
Net assets:
Beginning of period                                             52,989,236             46,788,427
                                                           -------------------  ---------------------
End of period                                                 $ 44,578,674           $ 52,989,236
                                                           ===================  =====================
End of period net assets includes undistributed net
 investment income                                            $    124,901           $     54,057
                                                           ===================  =====================

22  See Notes to Financial Statements.

 -------------------------------------------------------  -------------------------------------------
                Aetna Series Fund, Inc.                                  Tax-Free Fund
                                                                Six-month
                                                              period ended            Ten-month
                                                             April 30, 1995          period ended
                                                               (Unaudited)         October 31, 1994
                                                           -------------------  ---------------------
Operations:
Net investment income                                          $   532,609           $    841,965
Net realized loss                                                 (270,716)              (507,566)
Net change in unrealized gain (loss)                             1,395,744             (1,867,568)
                                                           -------------------  ---------------------
Net increase (decrease) in net assets resulting from
 operations                                                      1,657,637             (1,533,169)
                                                           -------------------  ---------------------
Distributions to shareholders: (Note 1)
Select Class:
 From net investment income                                        (42,304)              (178,416)
Adviser Class:
 From net investment income                                       (470,052)              (646,950)
                                                           -------------------  ---------------------
Decrease in net assets from distributions to
 shareholders                                                     (512,356)              (825,366)
                                                           -------------------  ---------------------
Fund share transactions: (Note 8)
Select Class:
 Proceeds from shares sold                                         399,002             28,310,131
 Reinvestment of distributions                                      36,080                177,341
 Cost of shares redeemed                                           (48,390)           (25,636,777)
Adviser Class:
 Proceeds from shares sold                                         496,475             25,973,435
 Reinvestment of distributions                                     466,773                645,691
 Cost of shares redeemed                                        (6,332,319)               (65,624)
                                                           -------------------  ---------------------
Net increase (decrease) in net assets from fund share
 transactions                                                   (4,982,379)            29,404,197
                                                           -------------------  ---------------------
Change in net assets                                            (3,837,098)            27,045,662
Net assets:
Beginning of period                                             27,045,662                      0
                                                           -------------------  ---------------------
End of period                                                  $23,208,564           $ 27,045,662
                                                           ===================  =====================
End of period net assets includes undistributed net
 investment income                                             $    36,852           $     16,599
                                                           ===================  =====================

                                      Aetna Mutual Funds Semi-Annual Report  23

Statements of Changes in Net Assets

 -------------------------------------------------------  -------------------------------------------
                Aetna Series Fund, Inc.                                  The Aetna Fund
                                                                Six-month
                                                              period ended            Ten-month
                                                             April 30, 1995          period ended
                                                               (Unaudited)         October 31, 1994
                                                           -------------------  ---------------------
Operations:
Net investment income                                         $  1,542,821           $  1,981,437
Net realized gain (loss)                                           339,357               (802,729)
Net change in unrealized gain (loss)                             2,765,681             (1,255,675)
                                                           -------------------  ---------------------
Net increase (decrease) in net assets resulting from
 operations                                                      4,647,859                (76,967)
                                                           -------------------  ---------------------
Distributions to shareholders: (Note 1)
Select Class:
 From net investment income                                     (1,480,798)              (729,483)
Adviser Class:
 From net investment income                                       (341,514)              (267,325)
                                                           -------------------  ---------------------
Decrease in net assets from distributions to
 shareholders                                                   (1,822,312)              (996,808)
                                                           -------------------  ---------------------
Fund share transactions: (Note 8)
Select Class:
 Proceeds from shares sold                                      12,411,043             50,816,381
 Reinvestment of distributions                                   1,461,252              1,709,717
 Cost of shares redeemed                                       (11,671,405)           (38,967,995)
Adviser Class:
 Proceeds from shares sold                                         404,857             25,942,576
 Reinvestment of distributions                                     301,808                267,247
 Cost of shares redeemed                                       (25,897,563)               (14,313)
                                                           -------------------  ---------------------
Net increase (decrease) in net assets from fund share
 transactions                                                  (22,990,008)            39,753,613
                                                           -------------------  ---------------------
Change in net assets                                           (20,164,461)            38,679,838
Net assets:
Beginning of period                                            102,662,195             63,982,357
                                                           -------------------  ---------------------
End of period                                                 $ 82,497,734           $102,662,195
                                                           ===================  =====================
End of period net assets includes undistributed net
 investment income                                            $    694,142           $    973,633
                                                           ===================  =====================

24  See Notes to Financial Statements.

 -------------------------------------------------------  -------------------------------------------
                Aetna Series Fund, Inc.                              Growth and Income Fund
                                                                Six-month
                                                              period ended            Ten-month
                                                             April 30, 1995          period ended
                                                               (Unaudited)         October 31, 1994
                                                           -------------------  ---------------------
Operations:
Net investment income                                         $  3,207,277           $  1,391,759
Net realized loss                                                  (64,542)            (1,478,608)
Net change in unrealized gain                                   18,533,979              5,934,488
                                                           -------------------  ---------------------
Net increase in net assets resulting from operations            21,676,714              5,847,639
                                                           -------------------  ---------------------
Distributions to shareholders: (Note 1)
Select Class:
 From net investment income                                     (2,091,970)              (609,602)
Adviser Class:
 From net investment income                                        (16,183)              (178,540)
                                                           -------------------  ---------------------
Decrease in net assets from distributions to
 shareholders                                                   (2,108,153)              (788,142)
                                                           -------------------  ---------------------
Fund share transactions: (Note 8)
Select Class:
 Proceeds from shares sold                                      62,713,641            283,178,288
 Reinvestment of distributions                                   2,089,674                607,349
 Cost of shares redeemed                                       (59,924,539)           (47,350,637)
Adviser Class:
 Proceeds from shares sold                                         590,670             26,073,067
 Reinvestment of distributions                                           0                178,486
 Cost of shares redeemed                                        (5,157,672)           (20,772,927)
                                                           -------------------  ---------------------
Net increase in net assets from fund share transactions            311,774            241,913,626
                                                           -------------------  ---------------------
Change in net assets                                            19,880,335            246,973,123
Net assets:
Beginning of period                                            307,099,902             60,126,779
                                                           -------------------  ---------------------
End of period                                                 $326,980,237           $307,099,902
                                                           ===================  =====================
End of period net assets includes undistributed net
 investment income                                            $  1,702,741           $    603,617
                                                           ===================  =====================

                                      Aetna Mutual Funds Semi-Annual Report  25

Statement of Changes in Net Assets

  ------------------------------------------------------- -------------------------------------------
                Aetna Series Fund, Inc.                                   Growth Fund
                                                                Six-month
                                                              period ended            Ten-month
                                                             April 30, 1995          period ended
                                                               (Unaudited)         October 31, 1994
                                                           -------------------  ---------------------
Operations:
Net investment income                                          $    40,091           $   191,217
Net realized loss                                               (1,424,851)               (1,009)
Net change in unrealized gain                                    3,715,023             1,193,732
                                                           -------------------  ---------------------
Net increase in net assets resulting from operations             2,330,263             1,383,940
                                                           -------------------  ---------------------
Distributions to shareholders: (Note 1)
Select Class:
 From net investment income                                       (234,150)                    0
Adviser Class:
 From net investment income                                         (4,069)                    0
                                                           -------------------  ---------------------
Decrease in net assets from distributions to
 shareholders                                                     (238,219)                    0
                                                           -------------------  ---------------------
Fund share transactions: (Note 8)
Select Class:
 Proceeds from shares sold                                       6,518,373            25,821,070
 Reinvestment of distributions                                     234,137                     0
 Cost of shares redeemed                                        (4,032,864)               (6,065)
Adviser Class:
 Proceeds from shares sold                                         533,860               406,304
 Reinvestment of distributions                                       4,068                     0
 Cost of shares redeemed                                           (70,736)                 (252)
                                                           -------------------  ---------------------
Net increase in net assets from fund share transactions          3,186,838            26,221,057
                                                           -------------------  ---------------------
Change in net assets                                             5,278,882            27,604,997
Net assets:
Beginning of period                                             27,604,997                     0
                                                           -------------------  ---------------------
End of period                                                  $32,883,879           $27,604,997
                                                           ===================  =====================
End of period net assets includes undistributed net
 investment income                                             $     8,925           $   207,053
                                                           ===================  =====================

26  See Notes to Financial Statements.

 ------------------------------------------------------------   -------------------------------
                   Aetna Series Fund, Inc.                         Small Company Growth Fund
                                                                  Six-month
                                                                period ended       Ten-month
                                                                  April 30,      period ended
                                                                    1995          October 31,
                                                                 (Unaudited)         1994
                                                                -------------   ---------------
Operations:
Net investment income (loss)                                     $   (12,580)     $    35,562
Net realized gain (loss)                                             226,995         (964,005)
Net change in unrealized gain                                      2,512,857        1,479,455
                                                                -------------   ---------------
Net increase in net assets resulting from operations               2,727,272          551,012
                                                                -------------   ---------------
Distributions to shareholders: (Note 1)
Select Class:
 From net investment income                                          (49,874)               0
                                                                -------------   ---------------
Decrease in net assets from distributions to shareholders            (49,874)               0
                                                                -------------   ---------------
Fund share transactions: (Note 8)
Select Class:
 Proceeds from shares sold                                           277,601       25,355,267
 Reinvestment of distributions                                        49,835                0
 Cost of shares redeemed                                             (73,221)         (22,139)
Adviser Class:
 Proceeds from shares sold                                           329,861          199,540
 Cost of shares redeemed                                              (7,957)            (249)
                                                                -------------   ---------------
Net increase in net assets from fund share transactions              576,119       25,532,419
                                                                -------------   ---------------
Change in net assets                                               3,253,517       26,083,431
Net assets:
Beginning of period                                               26,083,431                0
                                                                -------------   ---------------
End of period                                                    $29,336,948      $26,083,431
                                                                =============   ===============
End of period net assets includes undistributed
 (distributions in excess of) net investment income              $   (25,779)     $    36,675
                                                                =============   ===============

                                      Aetna Mutual Funds Semi-Annual Report  27

Statement of Changes in Net Assets

 -------------------------------------------------------------  -------------------------------------------
                   Aetna Series Fund, Inc.                               International Growth Fund
                                                                      Six-month
                                                                    period ended            Ten-month
                                                                   April 30, 1995          period ended
                                                                     (Unaudited)         October 31, 1994
                                                                 -------------------  ---------------------
Operations:
Net investment income (loss)                                        $    (40,135)          $    203,386
Net realized gain                                                        699,696              3,714,070
Net change in unrealized loss                                         (2,741,597)            (2,277,817)
                                                                 -------------------  ---------------------
Net increase (decrease) in net assets resulting from
 operations                                                           (2,082,036)             1,639,639
                                                                 -------------------  ---------------------
Distributions to shareholders: (Note 1)
Select Class:
 From net investment income                                             (896,398)                     0
 From realized gain on investments                                    (1,520,291)                     0
Adviser Class:
 From net investment income                                             (587,128)                     0
 From realized gain on investments                                    (1,232,388)                     0
                                                                 -------------------  ---------------------
Decrease in net assets from distributions to shareholders             (4,236,205)                     0
                                                                 -------------------  ---------------------
Fund share transactions: (Note 8)
Select Class:
 Proceeds from shares sold                                             3,985,723             17,741,029
 Reinvestment of distributions                                         2,389,683                      0
 Cost of shares redeemed                                              (6,451,707)           (27,138,021)
Adviser Class:
 Proceeds from shares sold                                            22,347,325             26,042,111
 Reinvestment of distributions                                         1,818,810                      0
 Cost of shares redeemed                                             (19,548,452)                (5,489)
                                                                 -------------------  ---------------------
Net increase in net assets from fund share transactions                4,541,382             16,639,630
                                                                 -------------------  ---------------------
Change in net assets                                                  (1,776,859)            18,279,269
Net assets:
Beginning of period                                                   58,126,024             39,846,755
                                                                 -------------------  ---------------------
End of period                                                       $ 56,349,165           $ 58,126,024
                                                                 ===================  =====================
End of period net assets includes undistributed net
 investment income                                                  $    271,497           $  1,795,158
                                                                 ===================  =====================

28  See Notes to Financial Statements.

 -------------------------------------------------------------  -------------------------------------------
                   Aetna Series Fund, Inc.                                   Asian Growth Fund
                                                                      Six-month
                                                                    period ended            Ten-month
                                                                   April 30, 1995          period ended
                                                                     (Unaudited)         October 31, 1994
                                                                 -------------------  ---------------------
Operations:
Net investment income                                                $    70,376           $   142,060
Net realized loss                                                     (2,242,642)             (329,231)
Net change in unrealized gain (loss)                                  (3,069,053)            2,026,393
                                                                 -------------------  ---------------------
Net increase (decrease) in net assets resulting from
 operations                                                           (5,241,319)            1,839,222
                                                                 -------------------  ---------------------
Distributions to shareholders: (Note 1)
Select Class:
 From net investment income                                              (96,668)                    0
Adviser Class:
 From net investment income                                                 (549)                    0
                                                                 -------------------  ---------------------
Decrease in net assets from distributions to shareholders                (97,217)                    0
                                                                 -------------------  ---------------------
Fund share transactions: (Note 8)
Select Class:
 Proceeds from shares sold                                             1,102,843            27,568,716
 Reinvestment of distributions                                            96,642                     0
 Cost of shares redeemed                                              (2,914,268)              (10,261)
Adviser Class:
 Proceeds from shares sold                                               189,340               303,864
 Reinvestment of distributions                                               548                     0
 Cost of shares redeemed                                                 (17,827)               (1,205)
                                                                 -------------------  ---------------------
Net increase (decrease) in net assets from fund share
 transactions                                                         (1,542,722)           27,861,114
                                                                 -------------------  ---------------------
Change in net assets                                                  (6,881,258)           29,700,336
Net assets:
Beginning of period                                                   29,700,336                     0
                                                                 -------------------  ---------------------
End of period                                                        $22,819,078           $29,700,336
                                                                 ===================  =====================
End of period net assets includes undistributed net
 investment income                                                   $    74,777           $   101,618
                                                                 ===================  =====================

                                      Aetna Mutual Funds Semi-Annual Report  29

Aetna Series Fund, Inc.
Notes to Financial Statements
April 30, 1995 (Unaudited)

1. Summary of Significant Accounting Policies

Aetna Mutual Funds Semi-Annual ReportAetna Series Fund, Inc. ("Company") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company incorporated under the laws of Maryland on June 17, 1991. The Articles of Incorporation permit the Company to offer separate funds ("Funds") each of which has its own investment objectives, policies and restrictions.

Shares of each Fund are available to all investors including employers and employees who utilize the Funds as investment options under retirement plans. Each Fund offers two classes of shares, the Select Class and the Adviser Class. The Select Class is offered principally to institutions and is not subject to sales charges or service fees. The Adviser Class is offered primarily to the general public and is subject to deferred sales charges payable upon redemption within four calendar years after the year of purchase. The Adviser Class was made available to the public on April 15, 1994. Additionally, the Adviser Class is subject to a shareholder service fee and an annual Rule 12b-1 distribution plan expense.

The Company offers the following Funds:

 Aetna Money Market Fund     Aetna Growth and Income Fund
Aetna Government Fund        Aetna Growth Fund
Aetna Bond Fund              Aetna Small Company Growth Fund
Aetna Tax-Free Fund          Aetna International Growth Fund
The Aetna Fund               Aetna Asian Growth Fund

Aetna Life Insurance and Annuity Company ("ALIAC") serves as the Investment Adviser and principal underwriter to each Fund. Aeltus Investment Management, Inc. ("Aeltus") is employed as a sub-adviser to the Tax-Free Fund, the Growth Fund and the Small Company Growth Fund. Aeltus Investment Management International (F.E.) Limited ("Aeltus Far East") is employed as a sub-adviser to the Asian Growth Fund. Dunedin Fund Managers Ltd. ("Dunedin") is employed as the sub-adviser to the International Growth Fund.

Effective October 31, 1994, the Company changed its fiscal year end from December 31 to October 31.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

A. Valuation of Investments

Except in the Money Market Fund, investments are stated at market values based upon closing sales prices as reported on national securities exchanges or, for over-the-counter securities, at the mean of the bid and asked prices. Short-term invest-

30 Aetna Mutual Funds Semi-Annual Report ments maturing in more than sixty days for which market quotations are readily available are valued at current market value. Short-term investments maturing in less than sixty days are valued at amortized cost which when combined with accrued interest approximates market. Securities for which market quotations are not considered to be readily available are valued in good faith using methods approved by the Board of Directors. The Money Market Fund states all investments at amortized cost which approximates market value.

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the end of the period. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

B. Option Contracts

The Funds may purchase and sell put and call options and write covered call options as a hedge against adverse movements in the value of portfolio holdings.

Option contracts are valued daily, and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded.

The Funds will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements.

The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market, or from the inability of counterparties to meet the terms of the contract.

C. Futures and Forward Foreign Currency Exchange Contracts

A futures contract is an agreement between two parties to buy and sell a specific amount of a commodity, security or financial instrument including an index of stocks at a set price on a future date. The Funds use futures contracts as a hedge

                                      Aetna Mutual Funds Semi-Annual Report  31
against declines in the value of portfolio securities. The Funds may also purchase futures contracts to gain market exposure as it may be more cost effective than purchasing individual securities.

Upon entering into a futures contract, the Funds are required to deposit with a broker an amount (initial margin) equal to a percentage of the purchase price indicated by the futures contract. Subsequent deposits (variation margin) are received or paid each day by the Funds equal to the daily fluctuations in the market value of the contract. These amounts are recorded by the Funds as unrealized gains or losses. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Generally, futures contracts are closed prior to expiration.

A forward foreign currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The Funds may use forward foreign currency exchange contracts to hedge certain foreign currency assets. Contracts are recorded at market value and marked-to-market daily.

The risks associated with futures and foreign currency exchange contracts may arise from an imperfect correlation between the change in market value of the securities held by the Funds and the price of the contracts. Risks may also arise from an illiquid secondary market, or from the inability of counterparties to meet the terms of the contracts.

Realized and unrealized gains or losses on futures and foreign currency exchange contracts are reflected in the accompanying financial statements. For federal tax purposes, any futures contracts and forward foreign currency exchange contracts which remain open at the end of the fiscal year are marked-to-market and the resultant net gain or loss is included in federal taxable income.

D. Illiquid and Restricted Securities

Illiquid securities are securities that are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Funds to sell them promptly at an acceptable price. Restricted securities are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the Federal Securities Act of 1933. The Funds may invest up to 15% (10% in the case of the Money Market Fund) of its total assets in illiquid securities. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market

32 Aetna Mutual Funds Semi-Annual Report quotations, the securities are valued based upon their fair value determined under procedures approved by the Board of Directors. The Funds will not pay the costs of disposition of restricted securities other than ordinary brokerage fees, if any.

E. Federal Income Taxes

As a qualified regulated investment company, each Fund is relieved of federal income and excise taxes by distributing its net taxable investment income and capital gains, if any, in compliance with the applicable provisions of the Internal Revenue Code.

F. Distributions

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions and losses deferred due to wash sales.

G. Other

Investment transactions are accounted for on the day following trade date, except same day settlements which are accounted for on the trade date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective security. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined on an identified cost basis.

H. Deferred Organizational Costs

The Company paid organizational expenses in connection with the start-up and initial registration of the Company. These organizational expenses have been capitalized and allocated equally to the Money Market Fund, the Bond Fund, The Aetna Fund, the Growth and Income Fund, and the International Growth Fund. Organizational expenses are being amortized over 60 months on a straight-line basis beginning with the commencement of operations. If any or all of the shares representing initial capital of each Fund are redeemed by any holder thereof prior to the end of the amortization period, the proceeds will be reduced by the unamortized organizational expense balance in the same proportion as the number of shares redeemed bears to the number of initial shares outstanding immediately preceding the redemption.

                                      Aetna Mutual Funds Semi-Annual Report  33

2. Investment Advisory, Management, Shareholder Service and Distribution Fees

The Funds pay the Investment Adviser annual fees expressed as a weighted average percentage of average daily net assets of each Fund. As the Funds' net assets exceed predetermined thresholds, lower advisory fees are applied. Below are the Funds' Investment Adviser fee effective rates as of April 30, 1995:

                        Effective                                   Effective
                           Rate                                       Rate
                        ----------                                 -----------
Money Market Fund          .40%     Growth and Income Fund             .69%
Government Fund            .50%     Growth Fund                        .70%
Bond Fund                  .50%     Small Company Growth Fund          .85%
Tax-Free Fund              .50%     International Growth Fund          .85%
The Aetna Fund             .80%     Asian Growth Fund                 1.00%

The Investment Adviser has entered into sub-advisory agreements with Aeltus, Aeltus Far East, and Dunedin. The sub-advisers supervise the investment and reinvestment of cash and securities and receive the fees from the Investment Adviser based on the average daily net assets of the Funds. The fees range from .20% to .65% depending on the investment objective and the average daily net assets of the Fund.

The Company has entered into an administrative services agreement under which ALIAC acts as administrator and provides certain administrative and shareholder services and is responsible for the supervision of other service providers. Each Fund pays ALIAC a monthly fee at an annual rate based on average daily net assets of 0.25% on the first $250 million. As each Fund's net assets exceed $250 million, lower fees will apply.

The Funds have adopted a Shareholder Service Plan for the Adviser Class shares. Under the Shareholder Service Plan, ALIAC is paid a service fee at an annual rate of 0.25% (0.10% for the Money Market Fund) of the daily net assets of the Adviser Class of each fund. This fee is used as compensation for expenses incurred in servicing shareholder accounts. For the six-month period ended April 30, 1995, the Funds paid ALIAC $140,286 in service fees.

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan provides for payments to ALIAC at an annual rate 0.50% of the daily net assets of the Adviser Class shares of each Fund, except for the Money Market Fund. Amounts paid by the Funds are used to pay expenses incurred by ALIAC in promoting the sales of the Adviser Class shares. For the six-month period ended April 30, 1995, the Funds paid ALIAC $220,958 in Rule 12b-1 fees. Presently, the Funds class specific expenses are limited to Shareholder Service and Distribution Plan expenses incurred by the Adviser Class shares.

34  Aetna Mutual Funds Semi-Annual Report

3. Reimbursement from Investment Adviser

The Investment Adviser may, from time to time, make reimbursements to a Fund for some or all of its operating expenses. Reimbursement arrangements, which may be terminated at any time without notice, will increase a Fund's yield and total return.

4. Purchase and Sales of Investment Securities

Purchases and sales of investment securities, excluding short-term investments, for all Funds except the Money Market Fund, for the six-month period ended April 30, 1995:

                               Cost of        Proceeds
                              Purchases      from Sales
                             ------------   -------------
Money Market Fund          $2,478,187,764  $2,436,362,170
Government Fund                14,916,797      19,732,665
Bond Fund                      11,464,179      21,591,646
Tax-Free Fund                   2,853,008       7,695,768
The Aetna Fund                 65,877,341      87,561,526
Growth and Income Fund        246,834,842     236,357,842
Growth Fund                    20,850,303      17,872,515
Small Company Growth Fund      17,027,921      16,063,845
International Growth Fund      11,713,302      12,348,716
Asian Growth Fund               7,421,573       7,584,060

5. Options

All Funds except the Money Market Fund may use options. For the six-month period ended April 30, 1995, the following reflects the covered call and put option activity:

                                       The Aetna Fund
                         -----------------------------------------
                            Number of     Deferred
                           Call Option     Premium      Realized
                            Contracts     Received    Gain (Loss)
                         --------------    --------   -------------
Outstanding October 31         --         $     --        $--
Written                        400          47,340         --
Cancelled                      --            --            --
Exercised                     (200)        (18,000)        --
Expired                        --            --            --
                         --------------    --------   -------------
Outstanding April 30           200        $ 29,340         $0
                         ==============    ========   =============

                                      Aetna Mutual Funds Semi-Annual Report  35

                                          Growth Fund
                         --------------------------------------------
                            Number of      Deferred
                           Call Option     Premium        Realized
                            Contracts      Received     Gain (Loss)
                         --------------    ---------   ---------------
Outstanding October 31          595       $ 228,645         $--
Written                       1,030         523,205          --
Cancelled                    (1,410)       (647,998)      (701,657)
Exercised                      --             --             --
Expired                        (155)        (78,533)        78,533
                         --------------    ---------   ---------------
Outstanding April 30             60       $  25,319      $(623,124)
                         ==============    =========   ===============

                                          Growth Fund
                          --------------------------------------------
                            Number of      Deferred
                           Put Option      Premium        Realized
                            Contracts      Received     Gain (Loss)
                          --------------   ---------   ---------------
Outstanding October 31         325        $ 306,600         $--
Written                        200          233,100          --
Cancelled                     (325)        (306,600)       51,312
Exercised                      --             --             --
Expired                        --             --             --
                          --------------   ---------   ---------------
Outstanding April 30           200        $ 233,100       $51,312
                          ==============   =========   ===============

6. Capital Loss Carryforwards

At April 30, 1995, for federal income tax purposes the Funds had the following capital loss carryforwards:

                         Capital Loss     Year of
Fund                     Carryforward   Expiration
 ---------------------   ------------   -----------
Government Fund            $ 271,000       2002
 ---------------------   ------------   -----------
Bond Fund                   129,000        2001
                            835,000        2002
 ---------------------   ------------   -----------
Tax-Free Fund               508,000        2002
 ---------------------   ------------   -----------
Aetna Fund                  435,000        2001
                            992,000        2002
 ---------------------   ------------   -----------
Growth and Income            55,000        2000
 Fund                       621,000        2001
                            965,000        2002
 ---------------------   ------------   -----------
Small Company Fund          832,000        2002
 ---------------------   ------------   -----------
Asian Growth Fund           289,000        2002

The Board of Directors will not distribute any realized gains until the capital loss carry forwards have been offset or expire.

36  Aetna Mutual Funds Semi-Annual Report

7. Forward Foreign Currency Exchange Contracts

At April 30, 1995, the Growth and Income Fund and the International Growth Fund had the following open forward foreign currency exchange contracts that obligate the Fund to deliver currencies at specified future dates. The unrealized losses of $228,795 and $1,320,319, respectively, on these contracts are included in the accompanying financial statements. The terms of the open contracts are as follows:

Growth and Income Fund:

                                       U.S. $ Value                                U.S. $ Value
 Exchange       Currency to be             as of            Currency to be            as of
   Date            Delivered          April 30, 1995           Received           April 30, 1995
 ---------   ---------------------  ------------------   --------------------  -------------------
6/07/95            6,100,000                                   600,187
               Austrian Shilling        $  628,233           U.S. Dollar            $  600,187
 ---------   ---------------------  ------------------   --------------------  -------------------
6/13/95            2,160,000                                   220,899
               Austrian Shilling           222,509           U.S. Dollar               220,899
 ---------   ---------------------  ------------------   --------------------  -------------------
6/21/95            2,510,000                                   575,307
                Finnish Markka             590,019           U.S. Dollar               575,307
 ---------   ---------------------  ------------------   --------------------  -------------------
5/10/95             525,936                                    326,000
                  U.S. Dollar              525,936          British Pound              526,190
 ---------   ---------------------  ------------------   --------------------  -------------------
6/21/95            1,385,000                                  2,203,448
                 British Pound           2,226,443           U.S. Dollar             2,203,448
 ---------   ---------------------  ------------------   --------------------  -------------------
9/13/95           155,300,000                                 1,826,470
                 Japanese Yen            1,883,229           U.S. Dollar             1,826,470
 ---------   ---------------------  ------------------   --------------------  -------------------
9/13/95             919,610                                   75,500,000
                  U.S. Dollar              919,610           Japanese Yen              915,543
 ---------   ---------------------  ------------------   --------------------  -------------------
9/18/95           63,000,000                                   713,517
                 Japanese Yen              764,492           U.S. Dollar               713,517
 ---------   ---------------------  ------------------   --------------------  -------------------
6/16/95            1,045,000                                   663,731
                 Dutch Guilder             675,979           U.S. Dollar               663,731
 ---------   ---------------------  ------------------   --------------------  -------------------
5/24/95            5,152,000                                   797,424
                Norwegian Krone            829,052           U.S. Dollar               797,424
 ---------   ---------------------  ------------------   --------------------  -------------------
4/28/95             23,680                                      33,000
                  U.S. Dollar               23,680         Singapore Dollar             23,693
 ---------   ---------------------  ------------------   --------------------  -------------------
6/28/95             470,000                                    333,759
               Singapore Dollar            339,781           U.S. Dollar               333,759
                                    ------------------                         -------------------
                                        $9,628,963                                  $9,400,168
                                    ==================                         ===================

                                      Aetna Mutual Funds Semi-Annual Report  37

International Growth Fund:

                                     U.S. $ Value                             U.S. $ Value
 Exchange      Currency to be           as of           Currency to be           as of
   Date           Delivered         April 30, 1995         Received          April 30, 1995
 ----------  ------------------  ------------------   ------------------  -------------------
11/16/95         778,426,000          $9,520,319         8,200,000            $8,200,000
                                 ==================                       ===================
                Japanese Yen                             U.S. Dollar

8. Authorized Capital Shares and Capital Share Transactions

The Funds are authorized to issue a total of 4.0 billion shares. Of those 4.0 billion shares, 3.8 billion have been designated to the Funds as follows: All of the Funds, except Money Market, have been allocated 100 million shares each of Select and Adviser Class shares. Money Market has been allocated one billion shares each of Select and Adviser Class shares. Share transactions for each Fund were as follows:

                     --------------------------------------------------------------------------------
                                                     Money Market Fund
                                      Select                                   Adviser
                           For the             For the              For the              For the
                          Six-Month           Ten-Month            Six-Month            Ten-Month
                         Period Ended        Period Ended        Period Ended         Period Ended
                        April 30, 1995     October 31, 1994     April 30, 1995      October 31, 1994
                     ------------------   ------------------  ------------------   -------------------
Shares sold               99,365,093          184,288,133          44,702,797          49,918,644
Shares issued upon
 reinvestment              4,296,792            4,313,330           1,683,600             788,233
Shares redeemed          (80,628,602)        (134,729,463)        (21,037,486)         (3,356,170)
                     ------------------   ------------------  ------------------   -------------------
Net increase              23,033,283           53,872,000          25,348,911          47,350,507
                     ==================   ==================  ==================   ===================

                     --------------------------------------------------------------------------------
                                                      Government Fund
                                      Select                                   Adviser
                           For the             For the              For the              For the
                          Six-Month           Ten-Month            Six-Month            Ten-Month
                         Period Ended        Period Ended        Period Ended         Period Ended
                        April 30, 1995     October 31, 1994     April 30, 1995      October 31, 1994
                     ------------------   ------------------  ------------------   -------------------
Shares sold                  309,636          2,647,126              20,802              17,344
Shares issued upon
 reinvestment                 70,673            126,976                 569                 162
Shares redeemed           (1,163,972)               (95)            (10,746)             (1,503)
                     ------------------   ------------------  ------------------   -------------------
Net increase
 (decrease)                 (783,663)         2,774,007              10,625              16,003
                     ==================   ==================  ==================   ===================

38  Aetna Mutual Funds Semi-Annual Report

                      --------------------------------------------------------------------------------
                                                         Bond Fund
                                      Select                                   Adviser
                           For the              For the             For the              For the
                          Six-Month            Ten-Month           Six-Month            Ten-Month
                         Period Ended        Period Ended        Period Ended         Period Ended
                        April 30, 1995     October 31, 1994     April 30, 1995      October 31, 1994
                      ------------------  ------------------  ------------------   -------------------
Shares sold                 516,200            1,375,291               5,330            2,577,890
Shares issued upon
 reinvestment                88,033              161,898              61,077               73,112
Shares redeemed            (393,999)          (3,169,473)         (1,257,722)                 (24)
                      ------------------  ------------------  ------------------   -------------------
Net increase
 (decrease)                 210,234           (1,632,284)         (1,191,315)           2,650,978
                      ==================  ==================  ==================   ===================

                      --------------------------------------------------------------------------------
                                                       Tax-Free Fund
                                      Select                                   Adviser
                           For the              For the             For the              For the
                          Six-Month            Ten-Month           Six-Month            Ten-Month
                         Period Ended        Period Ended        Period Ended         Period Ended
                        April 30, 1995     October 31, 1994     April 30, 1995      October 31, 1994
                      ------------------  ------------------  ------------------   -------------------
Shares sold                 42,809             2,896,031             53,823             2,770,659
Shares issued upon
 reinvestment                3,890                19,126             50,914                87,705
Shares redeemed             (5,102)           (2,752,116)          (693,330)               (7,297)
                      ------------------  ------------------  ------------------   -------------------
Net increase
 (decrease)                 41,597               163,041           (588,593)            2,851,067
                      ==================  ==================  ==================   ===================

                      --------------------------------------------------------------------------------
                                                       The Aetna Fund
                                      Select                                   Adviser
                           For the              For the             For the              For the
                          Six-Month            Ten-Month           Six-Month            Ten-Month
                         Period Ended        Period Ended        Period Ended         Period Ended
                        April 30, 1995     October 31, 1994     April 30, 1995      October 31, 1994
                      ------------------  ------------------  ------------------   -------------------
Shares sold                1,176,159           4,761,580              38,552            2,469,921
Shares issued upon
 reinvestment                141,173             166,181              29,159               16,842
Shares redeemed           (1,108,945)         (3,684,549)         (2,479,120)              (1,366)
                      ------------------  ------------------  ------------------   -------------------
Net increase
 (decrease)                  208,387           1,243,212          (2,411,409)           2,485,397
                      ==================  ==================  ==================   ===================

                                      Aetna Mutual Funds Semi-Annual Report  39

                      --------------------------------------------------------------------------------
                                                   Growth and Income Fund
                                      Select                                   Adviser
                           For the              For the             For the              For the
                          Six-Month            Ten-Month           Six-Month            Ten-Month
                         Period Ended        Period Ended        Period Ended         Period Ended
                        April 30, 1995     October 31, 1994     April 30, 1995      October 31, 1994
                      ------------------  ------------------  ------------------   -------------------
Shares sold                5,706,979          26,001,787             52,969             2,425,064
Shares issued upon
 reinvestment                194,086              57,454                  0                16,760
Shares redeemed           (5,408,972)         (4,378,789)          (472,237)           (1,923,626)
                      ------------------  ------------------  ------------------   -------------------
Net increase
 (decrease)                  492,093          21,680,452           (419,268)              518,198
                      ==================  ==================  ==================   ===================

                      --------------------------------------------------------------------------------
                                                        Growth Fund
                                      Select                                   Adviser
                           For the              For the             For the              For the
                          Six-Month            Ten-Month           Six-Month            Ten-Month
                         Period Ended        Period Ended        Period Ended         Period Ended
                        April 30, 1995     October 31, 1994     April 30, 1995      October 31, 1994
                      ------------------  ------------------  ------------------   -------------------
Shares sold                 608,464            2,522,145            49,947               38,832
Shares issued upon
 reinvestment                22,557                    0               393                    0
Shares redeemed            (377,551)                (566)           (6,700)                 (24)
                      ------------------  ------------------  ------------------   -------------------
Net increase                253,470            2,521,579            43,640               38,808
                      ==================  ==================  ==================   ===================

                      --------------------------------------------------------------------------------
                                                 Small Company Growth Fund
                                      Select                                   Adviser
                           For the              For the             For the              For the
                          Six-Month            Ten-Month           Six-Month            Ten-Month
                         Period Ended        Period Ended        Period Ended         Period Ended
                        April 30, 1995     October 31, 1994     April 30, 1995      October 31, 1994
                      ------------------  ------------------  ------------------   -------------------
Shares sold                 26,486             2,492,687            32,111               19,811
Shares issued upon
 reinvestment                4,983                     0                 0                    0
Shares redeemed             (6,759)               (2,143)             (757)                 (24)
                      ------------------  ------------------  ------------------   -------------------
Net increase                24,710             2,490,544            31,354               19,787
                      ==================  ==================  ==================   ===================

40  Aetna Mutual Funds Semi-Annual Report

                      --------------------------------------------------------------------------------
                                                 International Growth Fund
                                      Select                                   Adviser
                           For the              For the             For the              For the
                          Six-Month            Ten-Month           Six-Month            Ten-Month
                         Period Ended        Period Ended        Period Ended         Period Ended
                        April 30, 1995     October 31, 1994     April 30, 1995      October 31, 1994
                      ------------------  ------------------  ------------------   -------------------
Shares sold                 381,446            1,569,806           2,257,005            2,315,445
Shares issued upon
 reinvestment               232,686                    0             177,272                    0
Shares redeemed            (651,436)          (2,413,248)         (1,975,369)                (485)
                      ------------------  ------------------  ------------------   -------------------
Net increase
 (decrease)                 (37,304)            (843,442)            458,908            2,314,960
                      ==================  ==================  ==================   ===================

                     --------------------------------------------------------------------------------
                                                     Asian Growth Fund
                                      Select                                   Adviser
                           For the             For the              For the              For the
                          Six-Month           Ten-Month            Six-Month            Ten-Month
                         Period Ended        Period Ended        Period Ended         Period Ended
                        April 30, 1995     October 31, 1994     April 30, 1995      October 31, 1994
                     ------------------   ------------------  ------------------   -------------------
Shares sold                 138,674           3,099,129             22,675               33,362
Shares issued upon
 reinvestment                11,728                   0                 67                    0
Shares redeemed            (374,383)             (1,103)            (2,214)                (132)
                     ------------------   ------------------  ------------------   -------------------
Net increase
 (decrease)                (223,981)          3,098,026             20,528               33,230
                     ==================   ==================  ==================   ===================

                                      Aetna Mutual Funds Semi-Annual Report  41

Financial Highlights
Selected data for a fund share outstanding throughout each period:

                            -------------------------------------------------------------------------------
                                                           Money Market Fund
                                                Select Class                            Adviser Class
                            Six-month                                               Six-month     Period
                              period      Ten-month                                  period        from
                              ended        period         Year          Year          ended      Apr. 15,
                             Apr. 30,       ended         ended         ended       Apr. 30,       1994-
                               1995       Oct. 31,      Dec. 31,      Dec. 31,        1995       Oct. 31,
                           (Unaudited)      1994          1993          1992       (Unaudited)     1994
                            ----------   -----------   -----------    -----------   ----------  -----------
Net asset value,
  beginning of period        $   1.00         1.00          1.00         1.00          1.00         1.00
                            ----------   -----------   -----------    -----------   ----------  -----------
Income from
investment operations:
Net investment income             .03          .03           .03          .04           .03          .03
Less distributions:
From net investment
 income                          (.03)        (.03)         (.03)        (.04)         (.03)        (.03)
                            ----------   -----------   -----------    -----------   ----------  -----------
Net asset value, end
  of period                  $   1.00         1.00          1.00         1.00          1.00         1.00
                            ==========   ===========   ===========    ===========   ==========  ===========

Total return                     2.86%        3.33%         3.29%        3.98%         2.86%        2.41%
Net assets, end of
  period (000's)             $184,790      161,756       107,844       36,522        72,699       47,350
Ratio of total expenses
  to average net assets*         0.25%        0.21%         0.00%        0.00%         0.25%        0.21%
Ratio of net investment
  income to average net
  assets*                        5.77%        4.05%         3.33%        3.93%         5.66%        4.27%
Ratio of net expenses
  before reimbursement
  and waiver to average
  net assets*                    0.86%        0.85%         0.95%        1.04%         0.86%        0.92%
Ratio of net investment
  income before
  reimbursement and
  waiver to average net
  assets*                        5.16%        3.38%         2.38%        2.87%         5.05%        3.67%
Portfolio turnover rate          N/A          N/A           N/A          N/A           N/A          N/A
* Annualized
 Per share data calculated using average number of shares outstanding throughout the period.


42  See Notes to Financial Statements.

                                   ------------------------------------------------------------------------------
                                                                  Government Fund
                                                 Select Class                            Adviser Class
                                      Six-month            Ten-month             Six-month
                                     period ended         period ended         period ended        Period from
                                    April 30, 1995        October 31,         April 30, 1995     April 15, 1994-
                                     (Unaudited)              1994              (Unaudited)     October 31, 1994
                                  ----------------    ---------------------  ----------------   -----------------
Net asset value, beginning of
 period                                $  9.41                10.00                 9.41               9.67
                                  ----------------    ---------------------  ----------------   -----------------
Income from
  investment operations:
Net investment income                      .32                  .40                  .27                .24
Net realized and change in
 unrealized gain (loss)                    .26                 (.63)                 .25               (.24)
                                  ----------------    ---------------------  ----------------   -----------------
 Total                                     .58                 (.23)                 .52                .00
Less distributions:
From net investment income                (.32)                (.36)                (.28)              (.26)
                                  ----------------    ---------------------  ----------------   -----------------
Net asset value, end of period         $  9.67                 9.41                 9.65               9.41
                                  ================    =====================  ================   =================

Total return                              6.23%               (2.37)%               5.66%             (0.06)%
Net assets, end of period
 (000's)                               $19,240               26,110                  257                151
Ratio of total expenses to
 average net assets*                      0.70%                0.41 %               1.59%              1.28%
Ratio of net investment income
 to  average net assets*                  6.83%                5.29 %               6.07%              4.68%
Ratio of net expenses before
  reimbursement and waiver to
  average net assets*                     1.14%                1.16 %               2.04%              2.11%
Ratio of net investment income
 before reimbursement and
 waiver to average net assets*            6.38%                4.54 %               5.62%              3.85%
Portfolio turnover rate                  75.52%               43.63 %              75.52%             43.63%

                                      Aetna Mutual Funds Semi-Annual Report  43

Financial Highlights
Selected data for a fund share outstanding throughout each period:

                             ------------------------------------------------------------------------------------
                                                                  Bond Fund
                                                  Select Class                               Adviser Class
                              Six-month                                                 Six-month       Period
                                period       Ten-month                                   period          from
                                ended         period         Year          Year           ended        Apr. 15,
                               Apr. 30,        ended         ended         ended        Apr. 30,        1994-
                                 1995        Oct. 31,      Dec. 31,      Dec. 31,         1995         Oct. 31,
                             (Unaudited)       1994          1993          1992        (Unaudited)       1994
                             ------------   ------------   ----------   ------------   ------------   -----------
Net asset value,
  beginning of period          $  9.58         10.37          9.99         10.00           9.58           9.92
Income from
investment operations:
Net investment income              .33           .52           .55           .53            .28            .28
Net realized and change
 in unrealized gain
 (loss)                            .20          (.86)          .45           .16            .21           (.35)
                             ------------   ------------   ----------   ------------   ------------   -----------
 Total                             .53          (.34)         1.00           .69            .49           (.07)
Less distributions:
From net investment
 income                           (.31)         (.45)         (.55)         (.53)          (.28)          (.27)
In excess of net
 investment income                 .00           .00          (.07)         (.17)           .00            .00
                             ------------   ------------   ----------   ------------   ------------   -----------
Net asset value, end of
  period                       $  9.80          9.58         10.37          9.99           9.79           9.58
                             ============   ============   ==========   ============   ============   ===========

Total return                      5.62%        (3.31)%       10.20%         7.23%          5.19%         (0.68)%
Net assets, end of
  period (000's)               $30,282        27,584        46,788        37,209         14,297         25,405
Ratio of total expenses
 to  average net assets*          0.75%         0.76 %        0.47%         0.05%          1.50%          1.49 %
Ratio of net investment
  income to average net
  assets*                         6.89%         6.29 %        5.34%         5.44%          6.07%          5.36 %
Ratio of net expenses
  before reimbursement
  and waiver to average
  net assets*                     1.04%         1.06 %        1.01%         1.10%          1.79%          1.81 %
Ratio of net investment
  income before
  reimbursement and
  waiver to average net
  assets*                         6.60%         5.98 %        4.80%         4.39%          5.78%          5.04 %
Portfolio turnover rate          25.30%        51.80 %       50.01%        57.05%         25.30%         51.80 %

*Annualized
 Per share data calculated using average number of shares outstanding throughout the period.


44  See Notes to Financial Statements.

                                     ----------------------------------------------------------------------------
                                                                    Tax-Free Fund
                                                 Select Class                           Adviser Class
                                        Six-month           Ten-month           Six-month
                                       period ended        period ended       period ended        Period from
                                      April 30, 1995       October 31,       April 30, 1995     April 15, 1994-
                                       (Unaudited)             1994            (Unaudited)      October 31, 1994
                                    -----------------   ------------------  ----------------   ------------------
Net asset value, beginning of
 period                                   $ 8.98              10.00                8.97                9.32
                                    -----------------   ------------------  ----------------   ------------------
Income from
investment operations:
Net investment income                        .23                .38                 .20                 .21
Net realized and change in
 unrealized gain (loss)                      .44              (1.07)                .43                (.33)
                                    -----------------   ------------------  ----------------   ------------------
 Total                                       .67               (.69)                .63                (.12)
Less distributions:
From net investment income                  (.24)              (.33)               (.19)               (.23)
                                    -----------------   ------------------  ----------------   ------------------
Net asset value, end of period            $ 9.41               8.98                9.41                8.97
                                    =================   ==================  ================   ==================

Total return                                7.50%             (6.95)%              7.11%              (1.32)%
Net assets, end of period (000's)         $1,926              1,465              21,283              25,581
Ratio of total expenses to average
  net assets*                               0.85%              0.30 %              1.60%               1.27 %
Ratio of net investment income to
  average net assets*                       5.04%              4.85 %              4.29%               4.20 %
Ratio of net expenses before
  reimbursement and waiver to
  average net assets*                       1.10%              1.20 %              1.85%               1.87 %
Ratio of net investment income
 before  reimbursement and waiver
 to average  net assets*                    4.79%              3.94 %              4.04%               3.60 %
Portfolio turnover rate                    12.36%             29.14 %             12.36%              29.14 %

                                      Aetna Mutual Funds Semi-Annual Report  45

Financial Highlights
Selected data for a fund share outstanding throughout each period:

                             -----------------------------------------------------------------------------------
                                                               The Aetna Fund
                                                  Select Class                              Adviser Class
                              Six-month                                                Six-month       Period
                                period       Ten-month                                   period         from
                                ended         period         Year          Year          ended        Apr. 15,
                               Apr. 30,        ended         ended         ended        Apr. 30,        1994-
                                 1995        Oct. 31,      Dec. 31,      Dec. 31,         1995        Oct. 31,
                             (Unaudited)       1994          1993          1992       (Unaudited)       1994
                             ------------   -----------   -----------   -----------    ------------  -----------
Net asset value,
  beginning of period          $ 10.65         10.82         10.18         10.00         10.62          10.54
                             ------------   -----------   -----------   -----------    ------------  -----------
Income from
investment operations:
Net investment income              .18           .23           .34           .43           .12            .19
Net realized and change
 in unrealized gain
 (loss)                            .46          (.28)          .64           .24           .45            .00
                             ------------   -----------   -----------   -----------    ------------  -----------
 Total                             .64          (.05)          .98           .67           .57            .19
Less distributions:
From net investment
 income                           (.20)         (.12)         (.30)         (.39)         (.14)          (.11)
In excess of net
 investment income                 .00           .00          (.01)         (.10)          .00            .00
Return of capital
 distribution                      .00           .00          (.03)          .00           .00            .00
                             ------------   -----------   -----------   -----------    ------------  -----------
Net asset value, end of
  period                       $ 11.09         10.65         10.82         10.18         11.05          10.62
                             ============   ===========   ===========   ===========    ============  ===========

Total return                      6.12%        (0.42)%        9.84%         6.64%         5.41%          1.84%
Net assets, end of
  period (000's)               $81,680        76,267        63,982        37,726           818         26,396
Ratio of total expenses
 to  average net assets*          1.25%         1.09 %        0.93%         0.07%         2.04%          1.87%
Ratio of net investment
  income to average net
  assets*                         3.51%         2.65 %        3.21%         4.31%         2.65%          1.90%
Ratio of net expenses
  before reimbursement
  and waiver to average
  net assets*                     1.28%         1.32 %        1.34%         1.47%         2.07%          2.06%
Ratio of net investment
  income before
  reimbursement and
  waiver to average net
  assets*                         3.49%         2.42 %        2.79%         2.91%         2.62%          1.67%
Portfolio turnover rate          76.37%        86.10 %       19.95%        13.35%        76.37%         86.10%

*Annualized
 Per share data calculated using average number of shares outstanding throughout the period.


46  See Notes to Financial Statements.

                             -------------------------------------------------------------------------------
                                                         Growth and Income Fund
                                                 Select Class                            Adviser Class
                             Six-month                                               Six-month     Period
                               period      Ten-month                                  period        from
                               ended        period         Year           Year         ended      Apr. 15,
                              Apr. 30,       ended         ended         ended       Apr. 30,       1994-
                                1995       Oct. 31,      Dec. 31,       Dec. 31,       1995       Oct. 31,
                            (Unaudited)      1994          1993           1992      (Unaudited)     1994
                             ----------   -----------   -----------    -----------   ----------  -----------
Net asset value,
  beginning of period         $  11.11        11.03        10.51          10.00        11.08        10.75
                             ----------   -----------   -----------    -----------   ----------  -----------
Income from
investment operations:
Net investment income              .11          .12          .19            .26          .07          .11
Net realized and change
 in unrealized gain                .64          .04          .50            .51          .66          .30
                             ----------   -----------   -----------    -----------   ----------  -----------
 Total                             .75          .16          .69            .77          .73          .41
Less distributions:
From net investment
 income                           (.07)        (.08)        (.16)          (.26)        (.03)        (.08)
Return of capital
 distribution                      .00          .00         (.01)           .00          .00          .00
                             ----------   -----------   -----------    -----------   ----------  -----------
Net asset value, end of
  period                      $  11.79        11.11        11.03          10.51        11.78        11.08
                             ==========   ===========   ===========    ===========   ==========  ===========
Total return                      6.90%        1.40%        6.58%          7.81%        6.71%        3.71%
Net assets, end of period
  (000's)                     $325,815      301,360       60,127         31,473        1,166        5,740
Ratio of total expenses
 to  average net assets*          1.01%        0.92%        1.13%          0.33%        1.77%        2.32%
Ratio of net investment
  income to average net
  assets*                         2.03%        1.51%        1.77%          2.83%        1.40%        1.74%
Ratio of net expenses
  before reimbursement
  and waiver to average
  net assets*                     1.01%        1.03%        1.27%          1.72%        1.77%        2.42%
Ratio of net investment
  income before reim-
  bursement and waiver to
  average net assets*             2.03%        1.39%        1.55%          1.44%        1.40%        1.65%
Portfolio turnover rate          78.63%       54.13%       23.60%         14.44%       78.63%       54.13%

                                      Aetna Mutual Funds Semi-Annual Report  47

Financial Highlights
Selected data for a fund share outstanding throughout each period:

                                         -------------------------------------------------------------------------
                                                                        Growth Fund
                                                    Select Class                         Adviser Class
                                            Six-month         Ten-month          Six-month          Period from
                                          period ended       period ended       period ended      April 15, 1994-
                                         April 30, 1995      October 31,       April 30, 1995       October 31,
                                           (Unaudited)           1994           (Unaudited)            1994
                                        ----------------   ----------------  -----------------   -----------------
Net asset value, beginning of period         $ 10.78             10.00             10.74               10.26
                                        ----------------   ----------------  -----------------   -----------------
Income from
investment operations:
Net investment income (loss)                     .02               .09              (.03)               (.02)
Net realized and change in unrealized
 gain                                            .80               .69               .81                 .50
                                        ----------------   ----------------  -----------------   -----------------
 Total                                           .82               .78               .78                 .48
Less distributions:
From net investment income                      (.09)              .00              (.07)                .00
                                        ----------------   ----------------  -----------------   -----------------
Net asset value, end of period               $ 11.51             10.78             11.45               10.74
                                        ================   ================  =================   =================
Total return                                    7.83%             7.70%             7.43 %              4.58 %
Net assets, end of period (000's)            $31,940            27,188               944                 417
Ratio of total expenses to average
 net  assets*                                   1.20%             0.92 %            1.97 %              1.72 %
Ratio of net investment income to
  average net assets*                           0.30%             1.10%            (0.51)%             (0.25)%
Ratio of net expenses before
  reimbursement and waiver to
  average net assets*                           1.25%             1.42%             2.02 %              2.17 %
Ratio of net investment income before
  reimbursement and waiver to average
  net assets*                                   0.24%             0.60%            (0.57)%             (0.71)%
Portfolio turnover rate                        63.90%           120.32%            63.90 %            120.32 %

*Annualized
 Per share data calculated using average number of shares outstanding throughout the period.


48  See Notes to Financial Statements.

                                         ------------------------------------------------------------------------
                                                                Small Company Growth Fund
                                                    Select Class                         Adviser Class
                                            Six-month         Ten-month          Six-month         Period from
                                          period ended       period ended      period ended      April 15, 1994-
                                         April 30, 1995      October 31,      April 30, 1995       October 31,
                                           (Unaudited)           1994           (Unaudited)           1994
                                        ----------------   ----------------  ----------------   -----------------
Net asset value, beginning of period         $ 10.39             10.00             10.35              10.24
                                        ----------------   ----------------  ----------------   -----------------
Income from
investment operations:
Net investment income (loss)                     .00               .02              (.05)              (.04)
Net realized and change in unrealized
 gain                                           1.06               .37              1.06                .15
                                        ----------------   ----------------  ----------------   -----------------
  Total                                         1.06               .39              1.01                .11
Less distributions:
From net investment income                      (.02)              .00               .00                .00
                                        ----------------   ----------------  ----------------   -----------------
Net asset value, end of period               $ 11.43             10.39             11.36              10.35
                                        ================   ================  ================   =================
Total return                                   10.23%             3.90%             9.86%              0.98%
Net assets, end of period (000's)            $28,756            25,879               581                205
Ratio of total expenses to average
 net  assets*                                   1.40%             1.15 %            2.14%              1.78%
Ratio of net investment income to
  average net assets*                          (0.08)%            0.21%            (0.87)%            (0.72)%
Ratio of net expenses before
  reimbursement and waiver to
  average net assets*                           1.44%             1.58%             2.18%              2.14%
Ratio of net investment income before
  reimbursement and waiver to average
  net assets*                                  (0.13)%           (0.22)%           (0.92)%            (1.07)%
Portfolio turnover rate                        64.45%           116.28%            64.45%            116.28%

                                      Aetna Mutual Funds Semi-Annual Report  49

Financial Highlights
Selected data for a fund share outstanding throughout each period:

                            -----------------------------------------------------------------------------------
                                                        International Growth Fund
                                                 Select Class                              Adviser Class
                             Six-month                                                Six-month
                               period       Ten-month                                  period        Period
                               ended         period         Year          Year          ended         from
                              Apr. 30,        ended         ended         ended       Apr. 30,      Apr. 15,
                                1995        Oct. 31,      Dec. 31,      Dec. 31,        1995          1994-
                            (Unaudited)       1994          1993          1992       (Unaudited)  Oct. 31, 1994
                            ------------   -----------   -----------   -----------    ----------  -------------
Net asset value,
  beginning of period         $ 11.56         11.17          8.88         10.00         11.51         11.24
                            ------------   -----------   -----------   -----------    ----------  -------------
Income from
investment operations:
Net investment income
  (loss)                          .01           .06           .05           .06          (.03)          .01
Net realized and change
 in unrealized gain
 (loss)                          (.39)          .33          2.65         (1.15)         (.39)          .26
                            ------------   -----------   -----------   -----------    ----------  -------------
 Total                           (.38)          .39          2.70         (1.09)         (.42)          .27
Less distributions:
From net investment
 income                          (.31)          .00          (.05)         (.03)         (.25)          .00
In excess of net
 investment income                .00           .00          (.34)          .00           .00           .00
From realized gain               (.53)          .00          (.02)          .00          (.53)          .00
                            ------------   -----------   -----------   -----------    ----------  -------------
Net asset value, end of
  period                      $ 10.34         11.56         11.17          8.88         10.31         11.51
                            ============   ===========   ===========   ===========    ==========  =============
Total return                    (3.22)%        3.49%        30.37%       (10.84)%       (3.59)%        2.40%
Net assets, end of
 period  (000's)              $27,759        31,479        39,847        26,640        28,590        26,647
Ratio of total expenses
  to average net assets*         1.55%         1.66%         1.48%         0.50%         2.29%         2.27%
Ratio of net investment
  income to average net
  assets*                        0.16%         0.71%         0.50%         1.36%        (0.48)%        0.17%
Ratio of net expenses
  before reimbursement
  and waiver to average
  net assets*                    1.63%         1.80%         1.77%         2.98%         2.30%         2.41%
Ratio of net investment
  income before reim-
  bursement and waiver
 to  average net assets*         0.08%         0.57%         0.20%        (1.12)%       (0.56)%        0.02%
Portfolio turnover rate         21.51%        81.67%       110.38%        81.74%        21.51%        81.67%

*Annualized
 Per share data calculated using average number of shares outstanding throughout the period.


50  See Notes to Financial Statements.

                                         ------------------------------------------------------------------------
                                                                    Asian Growth Fund
                                                    Select Class                         Adviser Class
                                            Six-month         Ten-month          Six-month         Period from
                                          period ended       period ended      period ended      April 15, 1994-
                                         April 30, 1995      October 31,      April 30, 1995       October 31,
                                           (Unaudited)           1994           (Unaudited)           1994
                                        ----------------   ----------------  ----------------   -----------------
Net asset value, beginning of period         $  9.49             10.00              9.46               8.56
                                        ----------------   ----------------  ----------------   -----------------
Income from
investment operations:
Net investment income (loss)                     .02               .05               .00               (.01)
Net realized and change in unrealized
 gain (loss)                                   (1.69)             (.56)            (1.67)               .91
                                        ----------------   ----------------  ----------------   -----------------
 Total                                         (1.67)             (.51)            (1.67)               .90
Less distributions:
From net investment income                      (.03)              .00              (.01)               .00
                                        ----------------   ----------------  ----------------   -----------------
Net asset value, end of period               $  7.79              9.49              7.78               9.46
                                        ================   ================  ================   =================
Total return                                  (17.61)%           (5.10)%          (17.63)%            10.51 %
Net assets, end of period (000's)            $22,401            29,386               418                314
Ratio of total expenses to average
 net  assets*                                   1.55 %            1.25 %            2.82 %             1.42 %
Ratio of net investment income to
  average net assets*                           0.56 %            0.71 %           (0.08)%            (0.24)%
Ratio of net expenses before
  reimbursement and waiver to
  average net assets*                           2.14 %            1.81 %            2.90 %             1.73 %
Ratio of net investment income before
  reimbursement and waiver to average
  net assets*                                  (0.02)%            0.15 %           (0.69)%            (0.55)%
Portfolio turnover rate                        29.97 %           65.50 %           29.97 %            65.50 %

                                      Aetna Mutual Funds Semi-Annual Report  51

Portfolio of Investments
April 30, 1995 (Unaudited)

Money Market Fund

                                                                         Principal       Market
                                                                          Amount         Value
                                                                         ----------   -------------
Government and Agency Obligations (3.50%)
Federal National Mortgage Association 4.84%, 02/18/97                  $ 4,000,000    $  4,005,997
Student Loan Marketing Association, FRN, 5.20%, 12/01/97                 5,000,000       5,004,466
                                                                                      -------------
Total Government & Agency Obligations (cost $9,010,463)                               $  9,010,463
                                                                                      -------------
Corporate & Foreign Obligations (94.51%)
Foreign & Supranational Obligations (7.56%)
Australian Wheat Board, MTN, 5.53%, 07/24/95                             3,000,000       2,999,032
Nordbanken N.A., Comm. Paper 6.10%, 06/02/95                             5,000,000       4,972,889
Province of British Columbia, Comm. Paper 6.05%, 06/13/95                1,000,000         992,774
Province of British Columbia, Comm. Paper 6.10%, 08/09/95                  500,000         491,528
Svenska Handelsbanken, Inc., FRCD 4.00%, 05/19/95                        5,000,000       5,000,000
Svenska Handelsbanken, Inc., FRCD 5.64%, 05/23/95                        5,000,000       5,000,018
                                                                                      -------------
Total Foreign & Supranational Obligations                                             $ 19,456,241
                                                                                      -------------
Corporate Obligations (86.96%)
Aerospace & Aircraft (0.78%)
Lockheed Corp., MTN, 4.013%, 05/11/95                                  $ 2,000,000    $  2,000,155
                                                                                      -------------
Asset-Backed Securities (4.35%)
Carco Auto Loan Trust 1993-2, Corp. Note 3.225%, 11/15/98                4,500,000       4,500,000
Olympic Automobile Receivables, Corp. Note 5.56%, 09/15/95               1,697,721       1,697,721
Money Market Credit Card Trust 1989-1, Corp. Note 3.26%, 06/10/96          181,818         181,818
Money Market Credit Card Trust 1989-1, Corp. Note 3.40%, 06/10/96          272,727         272,461
Money Market Credit Card Trust 1989-1, Corp. Note 3.50%, 06/10/96          545,454         545,454
Sheffield Receivables Corp., Comm. Paper 6.15%, 05/02/95                 4,000,000       3,999,317
                                                                                      -------------
                                                                                        11,196,771
                                                                                      -------------
Autos & Auto Equipment (9.16%)
Cooper Industries, Inc., Comm. Paper, 6.00%, 05/01/95                   11,728,000      11,728,000
Hertz Corporation, Comm. Paper, 6.06%, 05/23/95                          4,000,000       3,985,187
Hertz Corporation, Comm. Paper, 6.10%, 08/23/95                          3,000,000       2,942,050

See Notes to Financial Statements.

52  Aetna Mutual Funds Semi-Annual Report

Portfolio of Investments
April 30, 1995 (Unaudited)

Money Market Fund

                                                                         Principal       Market
                                                                          Amount         Value
                                                                         ----------   -------------
Hertz Corporation, Comm. Paper 6.10%, 07/25/95                         $ 5,000,000    $  4,927,986
                                                                                      -------------
                                                                                        23,583,223
                                                                                      -------------
Banks (6.02%)
First Fidelity Bank, N.A., Corp. Note, 9.75%, 05/25/95                   5,000,000       5,011,928
First National Bank, Boston, Corp. Note, 6.33%, 09/27/95                10,500,000      10,501,418
                                                                                      -------------
                                                                                        15,513,346
                                                                                      -------------
Chemicals (4.26%)
Monsanto Co., Comm. Paper, 6.15%, 05/01/95                               3,000,000       3,000,000
Monsanto Co., Comm. Paper, 6.15%, 05/03/95                               3,000,000       2,998,975
Monsanto Co., Comm. Paper, 6.05%, 06/07/95                               5,000,000       4,968,910
                                                                                      -------------
                                                                                        10,967,885
                                                                                      -------------
Computer & Office Equipment (1.79%)
Xerox Mexicana S.A. de C.V., Comm. Paper, 6.03%, 05/04/95                4,600,000       4,597,689
                                                                                      -------------
Diversified (8.40%)
General American Transportation Corp., Comm. Paper, 6.20%, 05/31/95      1,600,000       1,591,733
General American Transportation Corp., Comm. Paper, 6.26%, 05/15/95    $   800,000    $    798,052
Honeywell, Inc., Comm. Paper, 6.10%, 05/30/95                            2,300,000       2,288,698
Honeywell, Inc., Comm. Paper, 6.25%, 08/21/95                            1,000,000         980,556
ITT Corp., Comm. Paper, 6.05%, 05/02/95                                  9,500,000       9,498,403
Whirlpool Corp., Comm. Paper, 6.10%, 10/23/95                            3,000,000       2,911,042
Whirlpool Corp., Comm. Paper, 6.05%, 06/15/95                            3,600,000       3,572,775
                                                                                      -------------
                                                                                        21,641,259
                                                                                      -------------
Finance (51.52%)
American Express Credit Corp., Comm. Paper, 6.05%, 05/08/95              4,000,000       3,995,293
American Express Credit Corp., Comm. Paper, 6.08%, 09/11/95              4,000,000       3,910,150
American Express Credit Corp., Comm. Paper, 6.10%, 08/15/95              3,500,000       3,437,136
American Honda Finance Corp., Comm. Paper, 6.14%, 06/14/95               3,080,000       3,056,886
American Honda Finance Corp., Comm. Paper, 6.20%, 09/12/95               1,000,000         976,922

                                      Aetna Mutual Funds Semi-Annual Report  53

Portfolio of Investments
April 30, 1995 (Unaudited)

Money Market Fund

                                                                         Principal       Market
                                                                          Amount         Value
                                                                         ----------   -------------
American Honda Finance Corp., Comm. Paper, 6.20%, 09/15/95              $  917,000    $   895,364
AVCO Financial Services, MTN, 3.62%, 06/02/95                            4,000,000      4,000,000
Beneficial Corp., Comm. Paper, 4.20%, 06/09/95                           5,000,000      5,000,000
Beneficial Corp., MTN, 9.35%, 07/05/95                                     700,000        703,565
Beneficial Corp., MTN, 6.13%, 06/12/95                                   4,000,000      3,971,393
Bridgestone/Firestone Master Trust, Inc., Comm. Paper, 6.12%,
 05/23/95                                                                3,748,000      3,748,000
Caterpillar Financial Services Corp., MTN, 6.86%, 08/10/95               1,460,000      1,461,699
Caterpillar Financial Services Corp., Comm. Paper, 6.10%, 05/03/95       1,529,000      1,528,482
Chrysler Financial Corp., Corp. Note, 6.10%, 05/30/95                    3,000,000      2,985,258
Chrysler Financial Corp., Corp. Note, 6.13%, 07/05/95                    3,000,000      2,966,796
Chrysler Financial Corp., MTN, 6.958%, 07/18/95                          3,000,000      3,004,218
CIESCO, L.P., Comm. Paper, 6.08%, 05/11/95                               4,000,000      3,993,244
CIESCO, L.P., Comm. Paper, 6.30%, 08/16/95                              $3,800,000    $ 3,728,845
Dana Credit Corp., Comm. Paper, 6.563%, 10/26/95                         2,300,000      2,302,141
Dean Witter, Discover 95, Corp. Note, 6.415%, 12/15/95                   7,000,000      7,006,495
J. Deere Capital Corp., MTN, 6.125%, 03/11/96                            8,250,000      8,250,000
Discover Credit Corp., MTN, 6.165%, 07/24/95                             1,000,000      1,000,438
Discover Credit Corp., MTN, 6.115%, 06/30/95                             1,600,000      1,600,724
Fleet Financial Group Inc., MTN, 6.22%, 10/13/95                           500,000        499,812
Fleetwood Credit Corp., 6.07%, 05/31/95                                  3,300,000      3,283,308
Ford Motor Credit Co., Comm. Paper, 6.05%, 06/22/95                      5,000,000      4,956,306
General Electric Capital Corp., MTN, 6.40%, 01/10/96                     5,000,000      4,999,280
General Motors Acceptance Corp., Corp. Note, 8.75%, 02/01/96             1,770,000      1,788,295
General Motors Acceptance Corp., Corp. Note, 6.18%, 10/13/95             1,750,000      1,700,431
General Motors Acceptance Corp., Corp. Note, 9.45%, 05/18/95             2,000,000      2,003,445

See Notes to Financial Statements.

54  Aetna Mutual Funds Semi-Annual Report

Portfolio of Investments
April 30, 1995 (Unaudited)

Money Market Fund

                                                                         Principal       Market
                                                                          Amount         Value
                                                                         ----------   -------------
General Motors Acceptance Corp., Corp. Note, 6.19%, 08/09/95            $  500,000    $    491,403
General Motors Acceptance Corp., Corp. Note, 6.40%, 03/01/96             1,100,000       1,100,000
General Motors Acceptance Corp., MTN, 6.625%, 04/22/96                   1,650,000       1,652,209
Greyhound Financial Corp., Comm. Paper, 6.06%, 02/15/96                  3,425,000       3,426,579
Greyhound Financial Corp., Comm. Paper, 6.563%, 02/15/96                 6,325,000       6,330,389
Household Finance Corp., MTN, 9.00%, 09/01/95                              500,000         504,010
International Lease Finance Corp., Comm. Paper, 6.04%, 06/28/95          2,600,000       2,574,699
ITT Financial Corp., Comm. Paper, 4.66%, 05/25/95                        3,000,000       2,996,460
Pitney Bowes Credit Corp., Comm. Paper, 6.03%, 10/23/95                  2,000,000       1,941,375
Prudential Funding Corp., Comm. Paper, 6.13%, 06/14/95                   4,000,000       3,970,031
Transamerica Financial Group, Comm. Paper, 6.22%, 07/07/95              $5,000,000    $  4,942,119
Transamerica Financial Group, Comm. Paper, 6.32%, 08/14/95               4,900,000       4,809,677
Transamerica Financial Group, Comm. Paper, 6.15%, 08/07/95                 500,000         491,629
Whirlpool Financial Corp., Comm. Paper, 6.05%, 07/17/95                  4,000,000       3,948,239
Xerox Credit Corp., Comm. Paper, 6.10%, 06/01/95                           725,000         721,192
                                                                                      -------------
                                                                                       132,653,937
                                                                                      -------------
Health Services (0.68%)
Columbia/HCA Healthcare Corp., Corp. Note, 4.65%, 07/28/97               1,750,000       1,749,307
                                                                                      -------------
Total Corporate Obligations                                                           $223,903,572
                                                                                      -------------
Total Corporate & Foreign Obligations (cost $243,359,813)                             $243,359,813
                                                                                      -------------
Total Investments (cost $252,370,276)                                                 -------------
                                                                                      $252,370,276
                                                                                      -------------

Notes to Portfolio of Investments

(a) The cost of investments for income tax purposes is identical to book. There were no unrealized gains and losses at April 30, 1995.

Category percentages are based on net assets.

See Notes to Financial Statements.

                                     Aetna Mutual Funds Semi-Annual Report  55

Portfolio of Investments
April 30, 1995 (Unaudited)

Government Fund

                                                                         Principal       Market
                                                                          Amount         Value
                                                                         ----------   -------------
U.S. Government & Agency Obligations (76.75%)
Agency Backed Mortgage Obligations (44.21%)
Government National Mortgage Association, 8.50%, 10/15/07               $  728,400    $   751,163
Government National Mortgage Association, 9.00%, 07/15/16                  591,694        613,697
Government National Mortgage Association, 9.00%, 05/16/16                  553,771        574,365
Federal National Mortgage Association, 4.95%, 09/30/98                   5,000,000      4,685,045
Federal National Mortgage Association, 8.00%, 04/01/25                   2,000,000      1,995,626
                                                                                      -------------
                                                                                        8,619,896
                                                                                      -------------
U.S. Agency Obligations (18.88%)
Private Export Funding Corp., 5.48%, 09/15/03                              850,000        794,750
Small Business Administration, 8.25%, 11/01/11                             897,070        929,736
Small Business Administration 92-20k, 7.55%, 11/01/12                      943,896        936,817
Student Loan Marketing Association, 7.82%, 10/14/99                     $1,000,000    $ 1,020,280
                                                                                      -------------
                                                                                        3,681,583
                                                                                      -------------
U.S. Government Obligations (13.65%)
U.S. Treasury Bond, 7.50%, 11/15/24                                      1,500,000      1,522,500
U.S. Treasury Strip, Zero Coupon, 05/15/03                               2,000,000      1,139,688
                                                                                      -------------
                                                                                        2,662,188
                                                                                      -------------
Total U.S. Government & Agency Obligations (cost $14,917,905)                         $14,963,667
                                                                                      -------------
Foreign & Supranational Obligations (2.95%)
International Bank For Reconstruction and Development, 9.25%,
 05/17/07                                                                  500,000        574,720
                                                                                      -------------
Total Foreign & Supranational Obligations (cost $567,320)                             $   574,720
                                                                                      -------------
Corporate Notes & Obligations (5.14%)
First Chicago Corp. 94i-A 5.983%, 11/17/97                               1,000,000      1,002,570
                                                                                      -------------
Total Corporate Notes & Obligations (cost $998,281)                                   $ 1,002,570
                                                                                      -------------
Short-Term Investments (14.33%)
General Signal Corp., 6.10%, 05/08/95                                      700,000        699,170
Koch Industries Inc., 5.95%, 05/01/95                                      569,000        569,000

See Notes to Portfolio of Investments.

56  Aetna Mutual Funds Semi-Annual Report

Portfolio of Investments
April 30, 1995 (Unaudited)

Government Fund

                                                                         Principal       Market
                                                                          Amount         Value
                                                                         ----------   -------------
Province of British Columbia, 5.95%, 05/02/95                            $800,000     $   799,868
USL Capital Corp., 5.95%, 05/02/95                                        700,000         699,884
                                                                                      -------------
Total Short-Term Investments (cost $2,767,922)                                        $ 2,767,922
                                                                                      -------------
Total Investments (cost $19,251,428)                                                  -------------
                                                                                      $19,308,879
                                                                                      -------------

Notes to Portfolio of Investments

(a) The cost of investments for income tax purposes is identical. Unrealized gains and losses, based on identified tax cost at April 30, 1995 are as follows:

 Unrealized gains         $ 224,202
Unrealized losses          (166,751)
                          ----------
Net unrealized gains      $  57,451
                          ==========

Category percentages are based on net assets.

See Notes to Portfolio of Investments.

                                     Aetna Mutual Funds Semi-Annual Report  57

Portfolio of Investments
April 30, 1995 (Unaudited)

Bond Fund

                                                                         Principal       Market
                                                                          Amount         Value
                                                                         ----------   -------------
Long Term Bonds & Notes (89.41%)
U.S. Government & Agency Obligations (28.82%)
Agency Mortgage Backed Securities (9.44%)
Federal Home Loan Mortgage Corp., 5.625%, 12/01/22                      $  989,810    $ 1,009,297
Federal National Mortgage Association, Zero Coupon, 06/25/22               974,475        791,761
Federal National Mortgage Association, Zero Coupon, 06/25/19               553,796        461,910
Federal National Mortgage Association, 8.00%, 04/01/25                   1,000,000        997,813
Government National Mortgage Association, 10.00%, 04/15/19                 111,910        120,198
Government National Mortgage Association, 10.00%, 11/15/18                 167,708        180,129
Government National Mortgage Association, 9.50%, 07/15/18                  432,413        454,980
Government National Mortgage Association, 10.00%, 07/15/19                 174,903        187,857
                                                                                      -------------
                                                                                        4,203,945
                                                                                      -------------
U.S. Agency Obligations (5.67%)
Private Export Funding Corp, 5.48%, 09/15/03                            $1,700,000    $ 1,589,500
Small Business Administration 92-20k, 7.55%, 11/01/12                      943,896        936,817
                                                                                      -------------
                                                                                        2,526,317
                                                                                      -------------
U.S. Government Obligations (13.70%)
U.S. Treasury Bond, 7.50%, 11/15/24                                      1,500,000      1,522,500
U.S. Treasury Note, 6.75%, 05/31/97                                      4,000,000      4,010,000
U.S. Treasury Strip, Zero Coupon, 02/15/12                               2,000,000        569,680
                                                                                      -------------
                                                                                        6,102,180
                                                                                      -------------
Total U.S. Governnment and Agency Obligations                                         $12,832,442
                                                                                      -------------
Domestic Corporate & Convertible Bonds and Notes (23.82%)
Asset-Backed Securities (9.01%)
Advanta Credit Card 1993-2, 6.043%, 08/31/00                             2,000,000      2,009,600
First Chicago Corp., 5.983%, 11/17/97                                    2,000,000      2,005,140
                                                                                      -------------
                                                                                        4,014,740
                                                                                      -------------
Finance Companies (9.65%)
American Express Credit Corp., 8.50%, 06/15/99                           1,000,000      1,038,968

See Notes to Financial Statements.

58  Aetna Mutual Funds Semi-Annual Report

Portfolio of Investments
April 30, 1995 (Unaudited)

Bond Fund

                                                                         Principal       Market
                                                                          Amount         Value
                                                                         ----------   -------------
Associates Corp., 8.55%, 07/15/99                                       $1,000,000    $ 1,084,179
Commercial Credit Corp., 8.70%, 06/15/09                                 1,000,000      1,113,464
ITT Financial Corp., 8.875%, 06/15/03                                    1,000,000      1,060,978
                                                                                      -------------
                                                                                        4,297,589
                                                                                      -------------
Other Corporate Bonds (9.66%)
Healthtrust, Inc., 10.75%, 05/01/02                                      1,000,000      1,100,000
Stone Container Corp., 9.875%, 02/01/01                                  1,000,000        998,750
TRW Inc., 9.35%, 06/04/20                                                1,000,000      1,147,434
Tele-Communications, Inc., 9.25%, 04/15/02                               1,000,000      1,054,768
                                                                                      -------------
                                                                                        4,300,952
                                                                                      -------------
Total Domestic Corporate & Convertible Bonds and Notes                                $12,613,281
                                                                                      -------------
Foreign & Non-Agency Mortage-Backed (36.77%)
Foreign & Supranational Obligations (21.72%)
African Development Bank, 8.80%, 09/01/19                                  250,000        277,903
China International Trust, 9.00%, 10/15/06                               1,000,000      1,005,000
Empresa Dist Sur FRN, 9.763%, 05/17/96                                  $1,500,000    $ 1,387,500
Interamerican Development Bank, 12.25%, 12/15/08                         1,200,000      1,648,189
International Bank For Reconstruction and Development, 9.25%,
 07/15/17                                                                1,500,000      1,724,160
KFW International Finance, 8.85%, 07/15/99                                 500,000        529,209
Quebec Province, 7.125%, 02/09/24                                        1,000,000        864,540
Swire Pacific, Ltd. 8.50%, 09/29/04 (a)                                  1,000,000        995,000
European Investment Bank, 13.00%, 08/31/96                               1,182,000      1,241,100
                                                                                      -------------
Total Foreign & Supranational Obligations                                             $ 9,672,601
                                                                                      -------------
Non-Agency Mortgage-Backed Securities (10.53%)
Chase Mortgage Finance, 1992-F, 8.25%, 05/25/08                          1,059,000      1,057,719
Marine Midland 1992-1 AM, 8.00%, 04/25/23                                  972,373        934,198
Prudential Home Mortgage 1992 13 M1, 7.50%, 05/25/07                       701,824        675,505
Prudential Home Mortgage 92-39 M 7.00%, 12/25/07                           906,777        857,667

                                     Aetna Mutual Funds Semi-Annual Report  59

Portfolio of Investments
April 30, 1995 (Unaudited)

Bond Fund

                                                                         Principal       Market
                                                                          Amount         Value
                                                                         ----------   -------------
Residential Funding Corp. 1992 S2A7, 8.00%, 05/25/20                    $  165,843    $   165,239
Resolution Trust Corp. 1991 17B6, 8.20%, 09/25/21                        1,000,000      1,005,913
                                                                                      -------------
                                                                                        4,696,241
                                                                                      -------------
Total Foreign & Non-Agency Mortgage-Backed                                            $14,368,842
                                                                                      -------------
Total Long Term Investments (cost $40,030,374)                                        $39,814,565
                                                                                      -------------
Short Term Investments (6.58%)
Honeywell, Inc., Comm. Paper, 6.00%, 05/01/95                            2,931,000      2,931,000
                                                                                      -------------
Total Short Term Investments (cost $2,931,000)                                        $ 2,931,000
                                                                                      -------------
Total Investments--100.00% (cost $42,961,374)                                         -------------
                                                                                      $42,745,565
                                                                                      -------------

Notes to Portfolio of Investments

(a) The cost of investments for income tax purposes amounted to $42,990,014. Unrealized gains and losses, based on identified tax cost at April 30, 1995 are as follows:

 Unrealized gains         $ 384,946
Unrealized losses          (629,395)
                          ----------
Net unrealized losses     $(244,449)
                          ==========

Category percentages are based on net assets.

60  Aetna Mutual Funds Semi-Annual Report

Portfolio of Investments
April 30, 1995 (Unaudited)

Tax-Free Fund

                                                                         Principal       Market
                                                                          Amount         Value
                                                                         ----------   -------------
Long Term Bonds & Notes (92.27%)
Airport (4.42%)
City and County of Denver, Colorado, Airport System Revenue Bonds,
 7.00%, 11/15/99                                                        $1,000,000     $1,025,000
                                                                                      -------------
Electric Revenue (10.70%)
Seattle, Washington Light and Power System, Light and Power Revenue
 Refunding Bonds, 4.90%, 05/01/03                                        1,000,000        942,500
Southern Minnesota Municipal Power Agency, Power Supply System
 Revenue Bonds, 5.50%, 01/01/03                                            640,000        633,600
Washington Public Power Supply System, Nuclear Project No. 2 Revenue
 Refunding Bonds, 5.375%, 07/01/11                                       1,000,000        907,500
                                                                                      -------------
                                                                                        2,483,600
                                                                                      -------------
Escrowed to Maturity (1.59%)
Southern Minnesota Municipal Power Agency, Power Supply System
 Revenue Bonds, 5.50%, 01/01/03                                            360,000        369,000
                                                                                      -------------
General Obligation (8.27%)
Cedar Rapids, Iowa, 5.125%, 06/01/11                                    $1,000,000     $  920,000
City and County of Honolulu, Hawaii, 5.50%, 04/01/06                     1,000,000        998,750
                                                                                      -------------
                                                                                        1,918,750
                                                                                      -------------
Housing (4.11%)
Virginia Housing Development Authority, Mortgage Revenue Bonds,
 5.70%, 01/01/11                                                         1,000,000        953,750
                                                                                      -------------
Insured (12.42%)
Atlanta, Georgia, Airport Facilities Revenue Refunding Bonds,
 (Ambac- Insured), 5.30%, 01/01/03                                       1,000,000      1,002,500
Florida Municipal Power Agency, All Requirements Power Supply Revenue
 Bonds (Ambac-Insured), 5.10%, 10/01/14                                  1,000,000        896,250
Kentucky Turnpike Authority, Economic Development Road Revenue
 Refunding Bonds (Ambac-Insured), 5.50%, 07/01/09                        1,000,000        983,750
                                                                                      -------------
                                                                                        2,882,500
                                                                                      -------------

See Notes to Financial Statements.

                                     Aetna Mutual Funds Semi-Annual Report  61

Portfolio of Investments
April 30, 1995 (Unaudited)

Tax-Free Fund

                                                                         Principal       Market
                                                                          Amount         Value
                                                                         ----------   -------------
Lease (4.33%)
Indiana Transportation Finance Authority, Airport Facilities Lease
 Revenue Bonds, 6.50%, 11/01/07                                         $1,000,000     $1,030,000
                                                                                      -------------
Pollution Control (3.80%)
Illinois Development Finance Authority, Pollution Control Revenue
 Refunding Bonds (Commonwealth Edison Project), 5.85%, 01/15/14          1,000,000        905,000
                                                                                      -------------
Prerefunded (13.81%)
San Antonio, Texas, General Obligation Limited Tax Bonds (Prerefunded
 8/01/97 @ 100), 7.875%, 08/01/10                                        1,000,000      1,067,500
Tarrant County, Texas Water Control and Improvement District No. 1,
 Water Revenue Bonds (Prerefunded 3/01/98 @ 100), 7.70%, 03/01/00        1,000,000      1,077,500
State of Wisconsin, General Obligation Bonds (Prerefunded 5/01/98 @
 101), 6.60%, 05/01/08                                                   1,000,000      1,060,000
                                                                                      -------------
                                                                                        3,205,000
                                                                                      -------------
Sales/Special Tax (3.89%)
State of Illinois, Sales Tax Revenue Bonds, 5.25%, 06/15/13             $1,000,000     $  902,500
                                                                                      -------------
University (8.20%)
California Educational Facility Authority Revenue Bonds, University
 of Southern California Project, 5.75%, 10/01/15                         1,000,000        958,750
Dormitory Authority of the State of New York, Consolidated City
 University System Revenue Bonds, 5.75%, 07/01/09                        1,000,000        945,000
                                                                                      -------------
                                                                                        1,903,750
                                                                                      -------------
Water/Sewer (16.52%)
DuPage Water Commission, Illinois, Water Revenue Refunding Bonds,
 5.25%, 05/01/11                                                         1,000,000        928,750
Massachusetts Water Resources Authority
 General Revenue Refunding Bonds, 5.25%, 03/01/13                        1,000,000        903,750
City of Philadelphia Water & Wastewater, 5.625%, 06/15/09                1,000,000        976,250

See Notes to Portfolio of Investments.

62  Aetna Mutual Funds Semi-Annual Report

Portfolio of Investments
April 30, 1995 (Unaudited)

Tax-Free Fund

                                                                         Principal       Market
                                                                          Amount         Value
                                                                         ----------   -------------
Portland, Oregon, Sewer System Revenue Bonds, 6.10%, 06/01/10           $1,000,000    $ 1,026,250
                                                                                      -------------
                                                                                        3,835,000
                                                                                      -------------
Total Long Term Bonds & Notes (cost $21,885,674)                                      $21,413,850
                                                                                      -------------
Short-Term Investments (10.01%)
Koch Industries, Inc., Comm. Paper, 5.95%, 05/01/95                      1,000,000      1,000,000
Prudential Funding Corp., Comm. Paper, 5.95%, 05/01/95                     707,000        707,000
USL Capital Corp., Comm. Paper, 5.95%, 05/02/95                            675,000        674,888
                                                                                      -------------
Total Short-Term Investments (cost $2,381,888)                                        $ 2,381,888
                                                                                      -------------
Total Investments (cost $24,267,562)                                                  -------------
                                                                                      $23,795,738
                                                                                      -------------

Notes to Portfolio of Investments

(a) The cost of investments for income tax purposes is identical. Unrealized gains and losses, based on identified tax cost at April 30, 1995 are as follows:

   Unrealized gains         $ 184,269
  Unrealized losses          (656,093)
                            ----------
  Net unrealized loss      ($ 471,824)
                            ==========

Category percentages are based on net assets.

See Notes to Portfolio of Investments.

                                     Aetna Mutual Funds Semi-Annual Report  63

Portfolio of Investments
April 30, 1995 (Unaudited)

The Aetna Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
Common Stocks (61.86%)
Aerospace & Defense (1.14%)
Kaman Corporation Class "A"                                                2,300       $   28,463
Lockheed Martin Corp.                                                      4,000          231,000
McDonnell Douglas Corp.                                                   11,000          682,000
                                                                                      -------------
                                                                                          941,463
                                                                                      -------------
Air Transportation (0.82%)
AMR Corp.                                                                  3,100          208,863
Pittston Service Group                                                    17,500          415,625
UAL Corp.                                                                    400           48,000
                                                                                      -------------
                                                                                          672,488
                                                                                      -------------
Autos & Auto Equipment (1.82%)
Borg-Warner Automotive, Inc.                                                 400           10,300
Breed Technologies, Inc.                                                   1,700           34,213
Eaton Corp.                                                                8,000          459,000
Echlin, Inc.                                                               1,300           47,450
Ford Motor Co.                                                            11,800          318,600
Kaydon Corp.                                                                 400           11,000
Masland Corp.                                                              2,000           27,250
Oshkosh Truck Corp.                                                          500            6,344
SPX Corp.                                                                    900           12,263
TRW Inc.                                                                   7,700          572,688
                                                                                      -------------
                                                                                        1,499,108
                                                                                      -------------
Banks (3.06%)
Anchor Bancorp Wisconsin, Inc.                                               200       $    6,663
Associated Banc-Corp.                                                        100            3,675
Bank of Boston Corp.                                                       8,000          268,000
Bankamerica Corp.                                                          8,000          396,000
Bankers First Corp.                                                          400           10,700
Centerbank                                                                 1,000           13,125
Centura Banks, Inc.                                                          800           20,700
Charter One Financial, Inc.                                                2,200           50,463
Chemical Banking Corp.                                                     9,500          396,625
Citicorp                                                                   4,400          204,050
City National Corp.                                                        3,300           33,413
Commerce Bancorp, Inc.                                                       400            6,825
Commerce Bancshares, Inc                                                     700           21,350
Cullen/Frost Bankers                                                         600           22,200
FFY Financial Corp.                                                          400            7,200
First American Corp. (Tenn.)                                               1,100           38,088
First Commonwealth Financial Corp.                                           300            4,575
First Interstate Bancorp                                                   6,800          522,750
Firstier Financial, Inc.                                                     100            3,363
Fulton Financial Corp.                                                       200            4,025
Hibernia Corp. Class "A"                                                   5,300           42,400
MAF Bancorp, Inc.                                                            200            4,700

See Notes to Portfolio of Investments .

64  Aetna Mutual Funds Semi-Annual Report

Portfolio of Investments
April 30, 1995 (Unaudited)

The Aetna Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
Mellon Bank Corp.                                                         3,900        $  153,075
Midlantic Corporation, Inc.                                                 900            32,850
National Commerce Bancorporation                                            200             4,950
North Side Savings Bank                                                     300             6,788
Old National Bancorp                                                        200             6,900
Peoples Bank of Bridgeport, CT.                                           1,100            16,363
Putnam Trust Co.                                                            100             4,138
Queens County Bancorp, Inc.                                               1,200            36,750
Reliance Bancorp                                                            800            10,100
Silicon Valley Bancshares                                                   700            11,025
Standard Financial, Inc.                                                  1,000            12,250
Star Banc Corp.                                                             800            33,400
Summit Bancorporation                                                     1,100            21,244
Susquehanna Bancshares, Inc.                                                300             6,844
TCF Financial Corp.                                                       1,100            47,163
The Boston Bancorp                                                          300            11,663
Trustmark Corp.                                                             300             5,025
Valley National Bancorp                                                     935            23,375
                                                                                      -------------
                                                                                        2,524,793
                                                                                      -------------
Building Materials &
 Construction (0.57%)
Ameron, Inc.                                                                100             3,663
Armstrong World Industries, Inc.                                          4,000        $  182,000
Champion Enterprises, Inc.                                                1,400            42,000
Florida Rock Industries, Inc.                                               200             5,550
Granite Construction Inc.                                                 2,000            40,375
Kasler Holding Co.                                                          600             3,675
Modine Manufacturing Co.                                                    500            17,000
National Steel Corp.                                                      2,600            33,150
NCI Building Systems, Inc.                                                  600            10,725
Redman Industries, Inc.                                                     300             5,888
Stone & Webster, Inc.                                                     1,000            29,750
Texas Industries                                                          1,200            45,150
Tredegar Industries, Inc.                                                   400             9,100
UNR Industries, Inc.                                                        400             2,388
Del Webb Corp.                                                            2,200            42,075
                                                                                      -------------
                                                                                          472,489
                                                                                      -------------
Chemicals (1.59%)
ARCO Chemical Co.                                                           800            37,200
Cabot Corp.                                                               1,300            51,025
Cytec Industries                                                          2,100            76,388
du Pont (E.I.) de Nemours                                                 1,900           125,163
Fuller (H.B.) Co.                                                           800            30,300
IMC Global, Inc.                                                            900            44,213
Learonal Inc.                                                             1,500            29,063

                                      Aetna Mutual Funds Semi-Annual Report  65

Portfolio of Investments
April 30, 1995 (Unaudited)

The Aetna Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
Lyondell Petrochemical Co.                                                 1,000       $   24,875
Morton International, Inc.                                                12,500          387,500
OM Group, Inc.                                                               300            7,163
PPG Industries, Inc.                                                       3,300          129,938
Sterling Chemicals, Inc.                                                   4,000           50,000
Synalloy Corp.                                                               200            4,525
The Geon Gompany                                                           1,900           51,300
Union Carbide Corp.                                                        7,600          243,200
Vigoro Corp.                                                                 600           23,925
                                                                                      -------------
                                                                                        1,315,778
                                                                                      -------------
Commercial Services (0.70%)
Actava Group Inc.                                                          1,200           11,100
California Water Service Co.                                                 100            3,188
Devry, Inc.                                                                  800           30,300
Franklin Quest Co.                                                         1,400           46,550
Health Management Systems, Inc.                                               50            1,163
Interim Services, Inc.                                                     1,600           46,100
Ionics, Inc.                                                                 500           14,000
Jacobs Engineering Group Inc.                                              2,800           55,300
Jenny Craig Inc.                                                             600            4,500
Kelly Services Inc. Class "A"                                              1,400           47,600
Manpower Inc.                                                                100            3,338
Paychex, Inc.                                                                200            9,538
Regis Corp.                                                                  800           13,800
Robert Half International Inc.                                             1,000       $   26,375
Safeguard Services, Inc.                                                   3,900           68,250
Service Corp. International                                                5,300          149,725
True North Communications, Inc.                                            2,000           38,000
United Video Satellite Group Inc. Class "A"                                  500           12,688
                                                                                      -------------
                                                                                          581,515
                                                                                      -------------
Computer & Office
 Equipment (3.27%)
Ceridian Corp.                                                            17,100          589,950
Fair Isaac & Company, Inc.                                                   200            9,400
Gateway 2000, Inc.+                                                          400            7,575
Harris Corp.                                                                 900           42,300
HBO and Co.                                                                  300           13,650
International Business Machines Corp.                                     14,100        1,335,975
Planar Systems, Inc.                                                       1,700           33,150
Read-Rite Corp.                                                            5,800          123,613
Sun Microsystems, Inc.                                                     3,700          147,075
Xerox Corp.                                                                3,200          394,000
                                                                                      -------------
                                                                                        2,696,688
                                                                                      -------------
Computer Software (0.79%)
American Management Systems, Inc.+                                         2,100           44,100

See Notes to Portfolio of Investments .

66  Aetna Mutual Funds Semi-Annual Report

Portfolio of Investments
April 30, 1995 (Unaudited)

The Aetna Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
CACI International, Inc.+                                                   100         $  1,013
Cadence Design Systems, Inc.                                              1,700           54,825
Cheyenne Software, Inc.                                                     500            7,250
Compuware Corp.                                                             900           23,400
Control Data Systems, Inc.                                                  700            6,519
Dell Computer Corp.                                                       1,100           60,156
Exabyte Corp.                                                             2,100           26,250
FTP Software, Inc.                                                        3,600           94,275
Kronos, Inc.                                                                300            9,038
Legent Corp.                                                              1,300           35,425
Mapinfo Corp.                                                               300            9,000
Medic Computer Systems, Inc.                                                200            8,850
Medicus Systems Corp.                                                       700            7,788
Microsoft Corp.                                                             700           57,269
Policy Management Systems Corp.+                                          1,000           50,375
Recognition International, Inc.                                             100              738
Reynolds & Reynolds                                                       1,700           45,050
Sungard Data Systems Inc.+                                                2,200          102,025
System Software Assoc., Inc.                                                300            7,519
                                                                                      -------------
                                                                                         650,865
                                                                                      -------------
Consumer Products (0.45%)
Alberto-Culver Company                                                    3,400         $107,100
Block Drug Co., Inc.                                                        200            7,288
Consolidated Papers Inc.                                                  1,100           53,900
Fieldcrest Cannon, Inc.                                                   1,800           39,825
First Brands Corp.                                                          300           11,550
Guilford Mills, Inc.                                                        300            7,425
Helene Curtis Industries, Inc.                                              800           27,500
Libbey, Inc.                                                                900           17,438
Maybelline, Inc.                                                          1,200           26,400
Natures Sunshine Products, Inc.                                             160            2,060
Phillips-Van Heusen Corp.                                                   300            4,613
Tambrands Inc.                                                              300           12,488
Unifi, Inc.                                                               1,600           40,200
Valspar Corp.                                                               400           14,150
                                                                                      -------------
                                                                                         371,937
                                                                                      -------------
Diversified (1.64%)
Astec Industries, Inc.                                                      400            4,500
BIC                                                                         200            6,775
Cyrk International, Inc.                                                  3,100           44,563
Eastern Enterprises                                                       2,300           68,713
Griffon Corp.                                                             3,600           27,900
Harsco Corp.                                                              1,000           47,625
ITT Corp.                                                                 5,300          553,850
Katy Industries                                                             300            2,738

                                      Aetna Mutual Funds Semi-Annual Report  67

Portfolio of Investments
April 30, 1995 (Unaudited)

The Aetna Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
Kulicke & Soffa Industries, Inc.                                           2,400       $  101,850
Loews Corporation                                                            200           20,375
Mercer International, Inc.                                                 1,000           14,938
Santa Anita Realty Enterprises, Inc.                                         200            3,275
Standex International Corp.                                                  600           18,825
Textron Inc.                                                               4,000          228,000
United Waste Systems, Inc.                                                   700           20,038
VF Corp.                                                                   3,700          186,850
                                                                                      -------------
                                                                                        1,350,815
                                                                                      -------------
Electric Utilities (1.02%)
Boston Edison Co.                                                          1,300           31,038
California Energy Co.                                                        300            4,988
Central Maine Power Co.                                                    4,200           46,725
Cipsco, Inc.                                                                 900           26,100
General Public Utilities Corp.                                               400           11,400
Green Mountain Power Corp.                                                   500           12,813
Illinova Corp.                                                               600           13,950
Interstate Power Co.                                                         200            4,825
LG&E Corp.                                                                   700           27,038
MDU Resources Group, Inc.                                                    200            5,525
New York State Electric & Gas Corp.                                          600           13,125
Nipsco Industries, Inc.                                                    1,500       $   48,375
Northwestern Public Service Co.                                              200            5,450
Ohio Edison Co.                                                           14,200          285,775
Oklahoma Gas and Electric Co.                                              1,200           41,250
Philadelphia Suburban Corp.                                                  300            5,400
Public Service Co. Of New Mexico                                           4,200           53,550
Sierra Pacific Resources                                                   1,000           20,875
Southern California Water Co.                                                600           10,275
United Illuminating Co.                                                    2,500           80,313
Wisconsin Energy Corp.                                                     2,000           55,500
WPS Resources Corp.                                                        1,400           40,425
                                                                                      -------------
                                                                                          844,715
                                                                                      -------------
Electrical Equipment (4.47%)
3Com Corp.                                                                   600           33,563
Ametek, Inc.                                                               1,900           30,875
AMP Inc.                                                                   6,000          256,500
Avnet, Inc.                                                                1,200           53,400
Baldor Electric Co.                                                          800           23,600
Burr-Brown Corp.                                                             900           22,950
Cellstar Corp.                                                             1,500           28,875
Dionex Corp.                                                                 100            4,188
Emerson Electric Company                                                   8,900          598,525

See Notes to Portfolio of Investments.

68  Aetna Mutual Funds Semi-Annual Report

Portfolio of Investments
April 30, 1995 (Unaudited)

The Aetna Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
General Electric Corp. (U.S.)                                             15,700       $  879,200
Itel Corp.+                                                                1,000           36,000
Kemet Corp.                                                                1,500           58,688
Kuhlman Corp.                                                              1,700           19,975
Marshall Industries                                                          600           16,575
Microchip Technology Corp.                                                 5,500          153,656
Molex, Inc.                                                                1,700           64,600
Park Electrochemical Corp.                                                 2,000           75,000
Parker-Hannifin Corp.                                                      4,800          249,600
Sundstrand Corp.                                                             400           22,200
Tektronix, Inc.                                                           10,700          486,850
Telco Systems, Inc.                                                        1,200           14,550
Teradyne, Inc.                                                             1,200           60,750
Texas Instruments, Inc.                                                    3,300          349,800
Valmont Industries+                                                          300            6,375
W. W. Grainger Inc.                                                        2,400          145,200
                                                                                      -------------
                                                                                        3,691,495
                                                                                      -------------
Electrical & Electronics (1.26%)
Compaq Computer Corp.                                                      2,700          102,600
Esterline Technology                                                       3,900           65,813
FPL Group, Inc.                                                            1,000           36,750
Intel Corp.                                                                3,700          379,019
Logicon Inc.                                                                 200            7,400
Loral Corp.                                                                2,300          108,100
Merix Corp                                                                 1,000           22,500
Micron Technology Inc.                                                       900       $   74,025
Motorola, Inc.                                                               700           39,813
Tandy Corp.                                                                4,000          198,000
Western Digital Corp.                                                        200            3,200
                                                                                      -------------
                                                                                        1,037,220
                                                                                      -------------
Electronics (0.29%)
Best Power Technology, Inc.                                                  500            6,313
Cohu, Inc.                                                                   200            7,300
CTS Corp.                                                                    100            3,313
Dovatron International Inc.                                                1,100           24,475
Dynatech Corp.                                                             4,100           70,725
Glenayre Technologies, Inc.                                                  600           36,825
Maxim Integrated Products, Inc.                                            1,000           36,500
Rogers Corp.                                                                 200           10,700
Seagate Technology, Inc.                                                     700           22,313
Unitrode Corp.                                                             1,200           24,900
                                                                                      -------------
                                                                                          243,364
                                                                                      -------------
Environmental Control (0.25%)
Browning-Ferris Industries, Inc.                                           6,100          201,300
Groundwater Technology, Inc.                                                 600            7,800
                                                                                      -------------
                                                                                          209,100
                                                                                      -------------
Financial Services (1.77%)
American General Corp.                                                     4,100          135,300

                                      Aetna Mutual Funds Semi-Annual Report  69

Portfolio of Investments
April 30, 1995 (Unaudited)

The Aetna Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
Astoria Financial Corp.                                                    2,600       $   88,563
AutoFinance Group                                                            600            8,963
Bank of New York Co., Inc.                                                 6,100          200,538
Banponce Corp.                                                               400           12,925
Baybanks, Inc.                                                               500           31,188
Bell Bancorp, Inc.                                                           600           16,800
Brooklyn Bancorp                                                             600           19,200
Dean Witter Discover and Co.                                               9,100          385,613
Deposit Guaranty Corp.                                                       700           24,238
Duff & Phelps Corp.                                                        2,600           28,275
Federal Home Loan Mortgage Corp.                                           2,500          163,125
First Empire State Corp.                                                     200           32,100
Foothill Group Class "A"                                                     400            8,700
GP Financial Corp.                                                           400            9,575
Great Financial Corp.                                                      1,100           19,456
Home Financial Corp.                                                       2,800           35,350
John Nuveen & Company, Inc. Class "A"                                        200            4,475
Keystone Financial, Inc.                                                     500           14,406
Leader Financial Corp.                                                     1,200           32,625
Mark Twain Bancshares, Inc.                                                  200            6,288
Mercury Finance Co.                                                        1,000           15,125
Morgan Keegan Inc.                                                           500       $    7,875
Pioneer Group, Inc.                                                          500           12,719
River Forest Bancorp, Inc.                                                   300           10,988
SEI Corp.                                                                    500            9,563
Transmedia Network Inc.                                                      600            7,350
Travelers Group, Inc.                                                      2,600          107,575
World Acceptance Corp.                                                       200            5,700
Zions Bancorp.                                                               200            8,550
                                                                                      -------------
                                                                                        1,463,148
                                                                                      -------------
Food & Beverage (4.40%)
American Maize Products Co. Class "A"                                        700           23,100
Anheuser Busch Co.                                                         7,500          435,938
Archer-Daniels- Midland Co.                                               30,550          557,538
Cagle's, Inc.                                                                300            5,963
Campbell Soup Co.                                                          2,400          123,000
Coca-Cola Co. (The)                                                       12,800          744,000
Conagra, Inc.                                                             16,700          555,275
Goodmark Foods, Inc.                                                         300            4,781
Heinz (H.J.) Co.                                                           1,000           42,000
Hormel Foods Corp.                                                         1,300           35,588
Hudson Foods, Inc. Class "A"                                               1,400           24,150
IBP, Inc.                                                                  1,300           48,100
International Dairy Queen, Inc.                                              700           13,475
International Multifoods Corp.                                             1,500           30,750

See Notes to Portfolio of Investments.

70  Aetna Mutual Funds Semi-Annual Report

Portfolio of Investments
April 30, 1995 (Unaudited)

The Aetna Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
Kroger Co. (The)                                                           1,500       $   38,250
Luby's Cafeterias Inc.                                                    13,700          260,300
Mondavi (Robert) Corp.+                                                      600            8,625
Quality Food Centers, Inc.                                                   374            7,667
Richfood Holdings, Inc.                                                    2,200           43,450
Safeway, Inc.                                                              1,000           37,500
Sara Lee Corp.                                                            18,500          515,688
Sbarro, Inc.                                                                 300            7,725
Smith's Food & Drug Centers, Inc.                                          1,600           34,600
Thorn Apple Valley                                                           400            7,200
Universal Foods Corp.                                                        700           22,750
                                                                                      -------------
                                                                                        3,627,413
                                                                                      -------------
Health Services (1.10%)
Columbia/HCA Healthcare Corp.                                              8,300          348,600
Coventry Corp.                                                             2,300           53,906
Employee Benefit Plans, Inc.                                               1,600           13,600
Health Management Associates Class "A"                                       400           11,600
Humana Inc.                                                               18,300          356,850
Integrated Health Services, Inc.                                             200            6,925
Invacare Corp.                                                               300           11,775
Living Centers Of America, Inc.                                              200            5,675
Owens & Minor, Inc.                                                          100       $    1,350
Pharmacy Management Services, Inc.+                                        1,100           17,463
Ren Corp.+                                                                 1,100           17,875
Sun Healthcare Group, Inc.                                                   300            7,238
Universal Health Services, Inc.+                                           2,200           58,025
                                                                                      -------------
                                                                                          910,882
                                                                                      -------------
Health Technology (0.35%)
Amsco International, Inc.                                                  7,000           88,375
Cordis Corp.+                                                                400           28,800
Fresenius USA, Inc.+                                                         300            3,075
Isomedix, Inc.+                                                              200            2,975
Life Technologies, Inc.                                                      500           10,938
Puritan-Bennett Corp.                                                      1,100           27,019
Research Industries Corp.                                                  2,600           45,663
Sybron International Corp.                                                 2,200           81,675
                                                                                      -------------
                                                                                          288,520
                                                                                      -------------
Home Furnishings & Appliances (0.10%)
Bombay Co., Inc.                                                           1,100            8,250
Haverty Furniture Co., Inc.                                                  400            4,150
Kimball International, Inc. Class "B"                                        100            2,625
Lancaster Colony Corp.                                                       500           17,563

                                      Aetna Mutual Funds Semi-Annual Report  71

Portfolio of Investments
April 30, 1995 (Unaudited)

The Aetna Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
Leggett & Platt, Inc.                                                      1,200        $ 46,200
                                                                                      -------------
                                                                                          78,788
                                                                                      -------------
Hotels & Restaurants (0.08%)
Marcus Corp.                                                                 200           5,325
Marriott International, Inc.                                               1,600          57,600
Sholodge, Inc.                                                               300           4,388
                                                                                      -------------
                                                                                          67,313
                                                                                      -------------
Household Products (0.95%)
Oneida Ltd.                                                                  100           1,500
Procter & Gamble Co.                                                       3,800         265,525
Springs Industries, Inc. Class "A"                                        11,800         458,725
Toro Co.                                                                   2,100          60,638
                                                                                      -------------
                                                                                         786,388
                                                                                      -------------
Insurance (2.04%)
AFLAC, Inc.                                                                1,000          41,250
Allied Group, Inc.                                                           200           5,825
Allmerica Property & Casualty Co., Inc.                                      900          17,100
Allstate Corp.                                                             1,300          39,488
American Bankers Insurance Group, Inc.                                       900          28,575
American Travellers Corp.                                                    400           8,000
Argonaut Group, Inc.                                                         600          18,150
Capital American Financial Corp.                                             200           4,375
Capital Guaranty Corp.                                                       300        $  5,325
Executive Risk Inc.                                                          400           7,050
Fund American Enterprises Inc.                                               290          20,916
Gainsco, Inc.                                                                900           9,563
Healthwise Of America, Inc.                                                  100           2,825
Home Beneficial Company                                                      200           4,025
Horace Mann Educators Corp.                                                  200           4,125
Lawyers Title Corp.                                                          200           2,900
Life Partners Group, Inc.                                                  3,000          58,500
Maxicare Health Plans, Inc.                                                  200           3,138
National Re Holdings Corp.                                                   300           9,075
Ohio Casualty Corp.                                                        1,100          32,244
Old Republic International Corp.                                           1,300          33,475
Progressive Corp.                                                          5,300         200,075
Protective Life Corp.                                                        800          36,300
PXRE Corporation                                                             400           9,800
Reinsurance Group of America                                                 300           7,463
Reliastar Financial Corp.                                                  2,400          86,100
Security-Connecticut Corp.                                                 1,700          42,500
St. Paul Companies, Inc.                                                  17,400         837,375
Transnational Re Corp. Class "A"                                             700          14,175

See Notes to Portfolio of Investments.

72  Aetna Mutual Funds Semi-Annual Report

Portfolio of Investments
April 30, 1995 (Unaudited)

The Aetna Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
Unitrin, Inc.                                                                700       $   33,775
Vesta Insurance Group, Inc.                                                1,600           53,400
Washington National Corp.                                                    500            9,188
                                                                                      -------------
                                                                                        1,686,075
                                                                                      -------------
Leisure & Entertainment (0.41%)
Carmike Cinemas, Inc. Class "A"+                                           1,400           31,150
Carnival Corp.                                                               600           14,925
Chris-Craft Industries Inc.                                                  824           27,810
Fleetwood Enterprises, Inc.                                                3,400           78,200
Polaris Industries, Inc.                                                   2,000           90,500
Walt Disney Co.                                                            1,800           99,675
                                                                                      -------------
                                                                                          342,260
                                                                                      -------------
Machinery (0.37%)
Caterpillar Inc.                                                           1,700           99,450
Deere & Co.                                                                1,000           82,000
Fluor Corp.                                                                2,000          103,000
Regal Beloit Corp.                                                         1,500           22,875
                                                                                      -------------
                                                                                          307,325
                                                                                      -------------
Machinery & Equipment (0.56%)
Arctco, Inc.                                                               4,000           56,000
Barnes Group, Inc.                                                           300           13,463
Clarcor, Inc.                                                                100            2,100
Commercial Intertech Corp.                                                 1,700           37,613
Danaher Corp.                                                              1,700           50,575
Donaldson Company, Inc.                                                    1,200       $   29,850
FSI International, Inc.                                                    2,000           92,250
Harnischfeger Industries, Inc.                                             1,700           50,150
IDEX Corp.                                                                   400           13,350
Indresco Inc.                                                              1,200           16,800
JLG Industries, Inc.                                                         800           16,200
Lindsay Manufacturing Co.                                                    400           12,950
L.S. Starrett Company Class "A"                                              200            4,600
Raymond Corp. (The)                                                        1,050           21,263
Tecumseh Products Co. Class "A"                                              600           30,000
Watts Industries, Inc.                                                       300            6,825
Zero Corp.                                                                   500            6,875
                                                                                      -------------
                                                                                          460,864
                                                                                      -------------
Media (1.14%)
Belo (A.H.) Corp.                                                            700           42,088
Capital Cities/ABC, Inc.                                                   2,600          219,700
Clear Channel Communications, Inc.                                         1,600           90,000
Media General, Inc.                                                        1,400           45,500
Park Communications, Inc.                                                    700           21,306
Tele-Communications, Inc.                                                 27,100          519,981
                                                                                      -------------
                                                                                          938,575
                                                                                      -------------

                                      Aetna Mutual Funds Semi-Annual Report  73

Portfolio of Investments
April 30, 1995 (Unaudited)

The Aetna Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
Medical Services (0.03%)
HealthSouth Corp.+                                                         1,300       $   25,675
                                                                                      -------------
Medical Supplies (0.69%)
Becton, Dickinson & Co.                                                    7,300          406,975
Horizon Healthcare Corp.+                                                  4,700           98,113
Nellcor, Inc.+                                                             1,100           45,788
Superior Surgical Manufacturing Co.                                          600            7,275
Tecnol Medical Products Inc.+                                                400            7,500
West Co., Inc.                                                               200            5,600
                                                                                      -------------
                                                                                          571,251
                                                                                      -------------
Medical Technology (0.05%)
Bio-Rad Laboratories, Inc. Class A                                           300            8,663
Collagen Corp.                                                             1,600           30,600
                                                                                      -------------
                                                                                           39,263
                                                                                      -------------
Metals (1.21%)
Alcan Aluminum Ltd.                                                        7,300          207,138
Alumax Inc.                                                                1,600           45,200
Ashland Coal, Inc.                                                           200            5,525
Brush Wellman Inc.                                                         1,300           25,675
Castle, (A.M.) & Co.                                                         600            8,625
Cleveland Cliffs Inc.                                                        400           14,650
Commercial Metals Co.                                                        700           18,550
Cyprus Amax Minerals Co.                                                   6,800          189,550
Handy & Harman                                                             1,300           19,500
J&L Specialty Steel, Inc.                                                  1,300       $   24,050
Kennametal Inc.                                                              900           30,150
Magma Copper Co.                                                           2,500           41,875
Material Sciences Corp.                                                      500            9,063
Minerals Technologies, Inc.                                                1,700           56,525
Nucor Corp.                                                                3,600          172,800
Phelps Dodge Corp.                                                         2,000          113,250
Rouge Steel Co.                                                              700           15,663
                                                                                      -------------
                                                                                          997,789
                                                                                      -------------
Oil & Gas (5.20%)
Box Energy Corp. Class "B"                                                 2,200           18,700
Chevron Corp.                                                              5,900          279,513
Dekalb Energy Co.                                                          1,600           37,900
Exxon Corp.                                                               12,900          898,163
Leviathan Gas Pipeline Partners L.P.                                       1,000           25,000
Mobil Corp.                                                                8,200          777,975
Newfield Exploration Co.                                                     900           20,700
Oneok, Inc.                                                                2,600           49,725
Panhandle Eastern Corp.                                                    9,400          225,600
Penn Virginia Corp.                                                          100            3,350
Quaker State Corp.                                                         2,400           34,200
Royal Dutch Petroleum Co.                                                 11,000        1,364,000

See Notes to Portfolio of Investments.

74  Aetna Mutual Funds Semi-Annual Report

Portfolio of Investments
April 30, 1995 (Unaudited)

The Aetna Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
Santa Fe Pacific Pipeline Partners, L.P.                                     800       $   29,600
Shell Transport Class "A"                                                  6,300          448,875
Smith International Inc.                                                   3,600           62,100
Tide West Oil Co.                                                            600            6,188
Wiser Oil Co.                                                                300            4,425
                                                                                      -------------
                                                                                        4,286,014
                                                                                      -------------
Oil & Gas Utilities (0.81%)
Cascade Natural Gas Corp.                                                    300            4,200
Connecticut Energy Corp.                                                     200            3,825
Energen Corp.                                                                200            4,400
Laclede Gas Co.                                                              200            3,775
New Jersey Resources Corp.                                                   600           13,500
Northwest Natural Gas Co.                                                    400           12,300
Pacific Enterprises                                                        3,100           76,338
Piedmont Natural Gas, Inc.                                                   800           16,300
Public Service Co. of North Carolina                                         600            8,925
Schlumberger, Ltd.                                                         6,300          396,113
South Jersey Industries                                                      800           16,100
Southern Indiana Gas & Electric Co.                                        1,200           36,300
Southwest Gas Corp.                                                          600            8,850
Tesoro Petroleum                                                           2,900       $   28,638
Union Texas Petroleum Holdings, Inc.                                       1,800           38,475
                                                                                      -------------
                                                                                          668,039
                                                                                      -------------
Paper & Containers (2.20%)
ACX Technologies, Inc.                                                       400           17,400
Aptargroup, Inc.                                                             600           17,700
Avery Dennison Corp.                                                       7,000          284,375
Ball Corp.                                                                16,100          551,425
Champion International Corp.                                               3,900          171,600
Chesapeake Corp.                                                           4,000          124,000
Georgia-Pacific Corp.                                                      1,000           79,375
International Paper Co.                                                    5,100          392,700
Longview Fibre Co.                                                         2,000           33,250
Mead Corp.                                                                   300           15,525
Potlatch Corp.                                                             2,000           85,250
Rayoner Inc.                                                               1,200           39,750
Seda Speciality Packing Co.                                                  300            3,094
                                                                                      -------------
                                                                                        1,815,444
                                                                                      -------------
Pharmaceuticals (4.36%)
Allergan, Inc.                                                               500           13,563
A.L. Pharma, Inc. Class "A"                                                  500           11,938
Barr Laboratories, Inc.+                                                     500           10,500
Blount Inc., Class "A"                                                       600           26,775

                                      Aetna Mutual Funds Semi-Annual Report  75

Portfolio of Investments
April 30, 1995 (Unaudited)

The Aetna Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
Bristol-Myers Squibb Co.                                                   7,000       $  455,875
Foxmeyer Health Corp.                                                        600           11,400
Johnson & Johnson                                                         12,700          825,500
Marion Merrell Dow, Inc.                                                   1,000           23,875
Medtronic, Inc.                                                            4,400          327,250
Mylan Laboratories                                                         8,300          255,225
Pfizer Inc.                                                                4,500          389,813
Rhone-Poulenc Rorer, Inc.                                                    600           25,125
Schering-Plough                                                            5,300          399,488
Smithkline Beecham                                                        14,600          567,575
Walgreen Co.                                                               3,300          155,100
Watson Pharmaceuticals, Inc.+                                              3,100           96,100
                                                                                      -------------
                                                                                        3,595,102
                                                                                      -------------
Publishing & Printing (1.11%)
American Media Inc.                                                        1,200            7,500
Banta Corp.                                                                2,000           66,250
Cadmus Communications                                                      1,600           29,100
Central Newspapers, Inc.--Class "A"                                          400           10,400
Devon Group, Inc.                                                          1,500           40,125
Gannett Company, Inc.                                                     11,400          599,925
Graphic Industries, Inc.                                                     600            5,813
International Imaging Materials, Inc.                                        600       $   15,975
Lee Enterprises, Inc.                                                        800           28,700
Meredith Corp.                                                             1,000           25,000
Playboy Enterprises, Inc.                                                    600            4,875
Pulitzer Publishing Co.                                                      500           20,188
Scholastic Corp.                                                             300           16,800
Tribune Co.                                                                  800           47,300
                                                                                      -------------
                                                                                          917,951
                                                                                      -------------
Real Estate Investment
 Trusts (0.01%)
Smith (Charles E.) Residential Realty Co.                                    500           11,375
                                                                                      -------------
Retail (2.97%)
Albertson's Inc.                                                          23,000          727,375
Arbor Drugs, Inc.                                                            400           10,200
Blair Corp.                                                                  200            6,925
Casey's General Stores, Inc.                                               1,200           20,550
Cash America International, Inc.                                           2,100           16,013
Circuit City Stores, Inc.                                                  1,600           41,400
Dayton Hudson Corp.                                                        1,900          127,538
Dollar General Corp.                                                       1,800           41,850
General Nutrition Companies, Inc.                                          1,400           34,825
Hanover Direct, Inc.                                                       2,100            4,988
Hills Stores Co.                                                             800           16,100

See Notes to Portfolio of Investments.

76  Aetna Mutual Funds Semi-Annual Report

Portfolio of Investments
April 30, 1995 (Unaudited)

The Aetna Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
Mac Frugal's Bargain Close-Outs, Inc.                                      2,600       $   38,350
Medicine Shoppe International, Inc.                                          200            6,400
Nautica Enterprises, Inc.                                                  1,000           27,875
Neiman Marcus Group, Inc.                                                  4,100           59,963
Nike, Inc.                                                                 1,000           76,625
Office Depot, Inc.                                                         4,600          104,650
Oshkosh B'Gosh, Inc.                                                         100            1,625
Rex Stores Corp.                                                           1,300           17,713
Rhodes, Inc.                                                               2,100           20,738
Rite Aid Corp.                                                            18,600          432,450
Sears, Roebuck & Co.                                                       5,300          287,525
Staples, Inc.                                                              2,600           62,238
Strawbridge & Clothier                                                       300            5,925
Waban Inc.                                                                 2,100           34,913
Wal-Mart Stores, Inc.                                                      9,000          213,750
Weis Markets, Inc.                                                           300            7,838
                                                                                      -------------
                                                                                        2,446,342
                                                                                      -------------
Telecommunications (2.05%)
Ameritech Corp.                                                           18,000          810,000
AT&T Corp.                                                                 9,500          482,125
Computer Associates International, Inc.                                    5,400          347,625
Equifax, Inc.                                                              1,500           48,563
                                                                                      -------------
                                                                                        1,688,313
                                                                                      -------------
Transportation (0.40%)
Arnold Industries, Inc.                                                      800       $   14,300
Conrail Inc.                                                               2,000          109,250
Expeditors International of Washington, Inc.                                 300            6,825
Florida East Coast Railway Co.                                               100            7,175
Harper Group, Inc.                                                           400            7,650
Intertrans Corp.                                                             900           19,294
Kirby Corp.                                                                  500            6,875
Landstar Systems, Inc.                                                     2,900           83,738
M.S. Carriers, Inc.                                                          700           16,800
Rural/Metro Corp.                                                          1,000           18,500
Swift Transportation Co., Inc.                                               400            6,250
Xtra Corp.                                                                   700           33,775
                                                                                      -------------
                                                                                          330,432
                                                                                      -------------
Wholesale (0.13%)
Fusion Systems Corp.                                                       2,000           62,750
Cardinal Health Inc.                                                       1,000           46,125
                                                                                      -------------
                                                                                          108,875
                                                                                      -------------
Utilities - Electric (1.89%)
Central Hudson Gas & Electric                                              2,000           51,750
DQE, Inc.                                                                  1,000           33,750
Peco Energy Co.                                                            4,800          123,600
Rochester Gas & Electric Corp.                                             1,500           30,938
Scecorp                                                                   32,700          547,725

                                      Aetna Mutual Funds Semi-Annual Report  77

Portfolio of Investments
April 30, 1995 (Unaudited)

The Aetna Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
Unicom Corp.                                                                15,800    $   414,750
Union Electric Co.                                                          10,000        356,250
                                                                                      -------------
                                                                                        1,558,763
                                                                                      -------------
Utilities - Telephone (2.32%)
Bell Atlantic                                                                9,400        515,825
Bellsouth Corp.                                                              5,000        306,250
C-TEC Corp.                                                                    200          4,250
Citizens Utilities Co.                                                       2,500         30,625
GTE Corp.                                                                    3,700        126,203
Pacific Telesis Group                                                        2,400         74,100
Southern New England Telecommunications, Corp.                               1,400         46,375
Sprint Corp.                                                                23,000        759,000
Tellabs, Inc.                                                                  700         48,300
Transaction Network Services, Inc.                                             300          4,238
                                                                                      -------------
                                                                                        1,915,166
                                                                                      -------------
Total Common Stocks (cost $45,428,533)                                                $51,037,178
                                                                                      -------------
Preferred Stocks (1.10%)
Aerospace & Defense (0.95%)
Kaman Corp 6.5%, Series 2                                                   14,818        785,354
                                                                                      -------------
Banking (0.15%)
Citicorp, PERCS                                                              6,300        126,000
                                                                                      -------------
Total Preferred Stocks (cost $783,684)                                                $   911,354
                                                                                      -------------
                                                                        Principal        Market
                                                                          Amount         Value
                                                                         ----------   -------------
Long Term Bonds & Notes (35.28%)
U. S. Government & Agency Obligations (16.98%)
Agency Mortgage-Backed Securities (5.02%)
FNMA 1991-3 Z Tranche, 8.50%, 01/25/21                                  $3,153,251    $ 3,212,406
FNMA 92 114A, PO, Zero Coupon, 06/25/22                                  1,146,441        931,483
                                                                                      -------------
                                                                                        4,143,889
                                                                                      -------------
U.S. Government Obligations (11.96%)
U.S. Treasury Bond, 7.625%, 02/15/25                                     1,750,000      1,811,250
U.S. Treasury Bond, 6.25%, 08/31/96                                      3,700,000      3,689,592
U.S. Treasury Bond, 7.50%, 01/31/97                                      4,300,000      4,364,500
                                                                                      -------------
                                                                                        9,865,342
                                                                                      -------------
U.S. Government & Agency Obligations (cost $14,153,345)                               $14,009,231
                                                                                      -------------
Domestic Corporate & Convertible Bonds and Notes (11.39%)
Electric Utilities (0.91%)
CMS Energy, Zero Coupon, 10/01/99                                          750,000        747,207
                                                                                      -------------
Financial Services (4.23%)
Auburn Hills Trust, 12.00%, 05/01/20                                       850,000      1,169,599
Commercial Credit Corp., 8.70%, 06/15/09                                 1,000,000      1,113,464

See Notes to Portfolio of Investments.

78  Aetna Mutual Funds Semi-Annual Report

Portfolio of Investments
April 30, 1995 (Unaudited)

The Aetna Fund

                                                                        Principal        Market
                                                                          Amount          Value
                                                                         ----------   -------------
General Motors Accept. Corp., MTN., 6.15%, 01/16/01                     $1,300,000    $ 1,209,369
                                                                                      -------------
                                                                                        3,492,432
                                                                                      -------------
Industrial (5.32%)
American General Corp., 8.45%, 10/15/09                                  1,000,000      1,092,143
Beazer Homes USA 9.00%, 03/01/04                                           300,000        252,750
Kaman Corp., 6.00%, 03/15/12                                               499,000        386,725
News American Holdings, 8.50%, 02/23/25                                    700,000        720,882
Textron Financial Corp., 6.540%, 11/24/95                                1,000,000      1,000,000
Viacom, 8.00%, 07/07/06                                                  1,000,000        933,750
                                                                                      -------------
                                                                                        4,386,250
                                                                                      -------------
Paper and Containers (0.93%)
Stone Container Corp., 9.875%, 02/01/01                                    770,000        769,038
                                                                                      -------------
Domestic Corporate & Convertible Bonds and Notes (cost $9,250,490)                    $ 9,394,927
                                                                                      -------------
Foreign & Supranational Obligations and Non-Agency Mortgage-Backed Securities (6.91%)
Foreign & Supranational Obligations (5.69%)
African Development Bank, 8.80%, 09/01/19                               $1,000,000    $ 1,111,610
Argentina FRB, 03/31/05                                                  1,800,000      1,071,000
Argentina Pars Var, 4.25%, 03/31/23                                        630,000        281,925
Banco Nacuibak de Comercio Exterior, S.N.C., 7.25%, 02/02/04               600,000        409,297
South Africa Global Bond, 9.625%, 12/15/99                                 500,000        498,533
Swire Pacific Ltd., 8.50%, 09/29/04                                      1,000,000        995,000
Transport de Gas Del Sur, 7.75%, 12/23/98                                  400,000        327,000
                                                                                      -------------
                                                                                        4,694,365
                                                                                      -------------
Non-Agency Mortgage-Backed Securities--1.22%
Resolution Trust Corp. 1991 17B6, 8.20%, 09/25/21                        1,000,000      1,005,913
                                                                                      -------------
Total Foreign & Supranational Obligations and Non-Agency Mortgage-Backed
 Securities (cost $5,440,869)                                                         $ 5,700,278
                                                                                      -------------

                                      Aetna Mutual Funds Semi-Annual Report  79

Portfolio of Investments
April 30, 1995 (Unaudited)

The Aetna Fund

                                                                        Principal        Market
                                                                          Amount          Value
                                                                         ----------   -------------
Total Long Term Bonds and Notes (cost $28,844,704)                                    $29,104,436
                                                                                      -------------
Short-Term Investments (4.77%)
Baxter International, Inc., 6.05%, 05/01/95                             $3,219,000      3,219,000
PECO Energy Corp., 6.05%, 05/01/95                                         515,000        515,000
U.S. Treasury Note, 4.25%, 07/31/95                                        200,000        199,188
                                                                                      -------------
Total Short-Term Investments (cost $4,448,000)                                          3,933,188
                                                                                      -------------
Total Investments (cost $79,504,921)                                                  -------------
                                                                                      $84,986,156
                                                                                      -------------

Notes to Portfolio of Investments

+Non-income producing security.

(a) The cost of investments for income tax purposes is identical. Unrealized gains and losses, based on identified tax cost at April 30, 1995 are as follows:

 Unrealized gains         $6,375,712
Unrealized losses           (894,478)
                          -----------
Net unrealized gains      $5,481,234
                          ===========

Category percentages are based on net assets.

Call Options

                  No. of      Unit Value   Exercise  Expiration    Market
                 Contracts   Per Contract    Price      Date       Value
                 ---------   ------------   -------   ---------   --------
Argentine FRB       1.8       $1,000,000      $55     05/22/95    $130,000

See Notes to Portfolio of Investments.

80  Aetna Mutual Funds Semi-Annual Report

Portfolio of Investments
April 30, 1995 (Unaudited)

Growth and Income Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
Common Stocks (97.67%)
Aerospace & Defense (1.50%)
Kaman Corporation Class "A"                                                2,700       $   33,413
Lockheed Martin Corp.                                                     18,600        1,074,150
McDonnell Douglas Corp.                                                   57,400        3,558,800
Precision Castparts Corp.                                                    300            8,250
Rohr Inc.                                                                    300            3,225
Smiths Industries Plc                                                      9,900           77,271
Watkins-Johnson Company                                                    4,000          158,500
                                                                                      -------------
                                                                                        4,913,609
                                                                                      -------------
Air Transportation (1.05%)
AMR Corp.                                                                 20,500        1,381,188
Pittston Service Group                                                    87,000        2,066,250
                                                                                      -------------
                                                                                        3,447,438
                                                                                      -------------
Autos & Auto Equipment (2.25%)
Borg-Warner Automotive, Inc.                                               6,500          167,375
Breed Technologies, Inc.                                                   7,500          150,938
Detroit Diesel Corp.                                                         200            4,650
Eaton Corp.                                                               18,000        1,032,750
Echlin, Inc.                                                               4,900          178,850
Ford Motor Co.                                                            74,600        2,014,200
Kaydon Corp.                                                               1,900           52,250
Masland Corp.                                                              4,400           59,950
Smith (A.O.) Corp.                                                         2,700           64,463
SPX Corp.                                                                    600       $    8,175
Standard Motor Products, Inc.                                                100            1,950
TRW Inc.                                                                  48,500        3,607,188
                                                                                      -------------
                                                                                        7,342,739
                                                                                      -------------
Banks (4.71%)
AMMB Bhd                                                                   4,000           39,527
Associated Banc-Corp.                                                        500           18,375
Bank of Boston Corp.                                                      16,600          556,100
Bankamerica Corp.                                                         40,000        1,980,000
Bankatlantic Bancorp, Inc.                                                   800           12,300
Barnett Banks, Inc.                                                       26,400        1,234,200
Baybanks, Inc.                                                             3,200          199,600
CCB Financial Corp.                                                          500           20,813
Centura Banks, Inc.                                                        1,100           28,463
Charter One Financial                                                      2,000           45,875
Chemical Banking Corp.                                                    74,600        3,114,550
Citicorp                                                                  43,000        1,994,125
City National Corp.                                                        5,000           50,625
CNB Bancshares, Inc.                                                         400           11,900
Commerce Asset Holdings                                                   10,000           43,739
Commerce Bancorp, Inc.                                                     1,400           23,888
Corestates Financial Corp.                                                17,500          570,938
Cullen/Frost Bankers Inc.                                                    900           33,300
FFY Financial Corp.                                                        1,700           30,600
First American Corp. (Tenn.)                                               2,400           83,100

                                      Aetna Mutual Funds Semi-Annual Report  81

Portfolio of Investments
April 30, 1995 (Unaudited)

Growth and Income Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
First Commercial Corp.                                                       400      $    10,000
First Commonwealth Financial Corp.                                         1,100           16,775
First Financial Corp. (Wis.)                                                 800           12,650
First Interstate Bancorp                                                  36,200        2,782,875
Firstier Financial, Inc.                                                     300           10,088
Hawkeye Bancorporation                                                       500           11,313
Hibernia Corp.
 Class "A"                                                                 6,500           52,000
HSBC Holdings Plc                                                          8,600           99,025
JSB Financial, Inc.                                                        2,100           62,738
Loyola Capital Corp.                                                         300            8,550
MAF Bancorp, Inc.                                                            400            9,400
Mellon Bank Corp.                                                         38,900        1,526,825
National Commerce Bancorporation                                             400            9,900
New York Bancorp., Inc.                                                      600           11,325
North Fork Bancorp.                                                        1,100           19,250
N.S. Bancorp, Inc.                                                           100            2,956
Queens County Bancorp, Inc.                                                1,600           49,000
Reliance Bancorp                                                           1,600           20,200
Security Capital Corp.                                                     2,000           94,500
Silicon Valley Bancshares                                                    500            7,875
Standard Financial, Inc.                                                     900           11,025
Star Banc Corp.                                                            2,100           87,675
St. Francis Capital Corp.                                                    600      $    11,250
Summit Bancorporation                                                      2,400           46,350
Susquehanna Bancshares, Inc.                                                 400            9,125
TCF Financial Corp.                                                        5,500          235,813
The Boston Bancorp                                                         1,800           69,975
Trustmark Corp.                                                              600           10,050
Valley National Bancorp                                                      945           23,625
                                                                                      -------------
                                                                                       15,414,151
                                                                                      -------------
Building Materials & Construction (0.83%)
American Buildings Company                                                 2,000           37,125
Armstrong World Industries, Inc.                                          26,900        1,223,950
Butler Manufacturing Company                                                 400           15,900
Carlisle Cos., Inc.                                                          600           22,575
Champion Enterprises, Inc.                                                 2,200           66,000
Granite Construction Inc.                                                  1,500           30,281
Hong Leong Industries Bhd                                                  7,000           37,138
Hume Industries- Malaysia                                                  8,000           31,913
Metra Oy 'B'                                                                 700           28,447
Modine Manufacturing Co.                                                   1,700           57,800
National Steel Corp.                                                      11,100          141,525
NCI Building Systems, Inc.                                                   900           16,088

See Notes to Portfolio of Investments.

82  Aetna Mutual Funds Semi-Annual Report

Portfolio of Investments
April 30, 1995 (Unaudited)

Growth and Income Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
Radex-Heraklith Industrial AG                                              1,000       $   30,949
Redman Industries, Inc.                                                    3,800           74,575
Security Capital Industrial Trust                                          9,100          142,188
Skyline Corp.                                                                800           14,200
Stone & Webster, Inc.                                                        800           23,800
Strabag Oesterreich AG                                                       300           45,961
Texas Industries, Inc.                                                     1,800           67,725
Tredegar Industries, Inc.                                                    900           20,475
UNR Industries, Inc.                                                       1,500            8,953
VA Technologie AG                                                            700           77,445
Vulcan Materials Co.                                                       1,300           75,400
Webb (Del E.) Corp.                                                       10,600          202,725
WHX Corp.                                                                 12,300          132,225
Wienerberger Baustoffind                                                     100           33,623
Wing Tai Holdings                                                         36,000           60,969
                                                                                      -------------
                                                                                        2,719,955
                                                                                      -------------
Chemicals (2.47%)
ARCO Chemical Co.                                                          1,800           83,700
Cabot Corp.                                                                6,800          266,900
Chemed Corp.                                                               1,500           46,125
Cytec Industries+                                                          2,400           87,300
du Pont (E.I.) de Nemours & Co.                                           12,900          849,788
Dyno Industrier AS                                                         1,300           34,474
Eastman Chemical Co.                                                       5,700          323,475
First Mississippi Corp.                                                    8,500       $  212,500
Fuji Photo Film Ord                                                        3,000           73,554
Fuller (H.B.) Co.                                                            300           11,363
IMC Global, Inc.                                                           3,700          181,763
Loctite Corp.                                                              1,100           54,725
Lyondell Petrochemical Co.                                                11,200          278,600
Morton International, Inc.                                                82,700        2,563,700
Norsk Hydro AS                                                             4,100          167,044
Olin Corp.                                                                 4,700          262,613
OM Group, Inc.                                                             2,200           52,525
PPG Industries, Inc.                                                      21,300          838,688
Sekisui Chemical Co.                                                       5,000           62,485
Sterling Chemicals, Inc.                                                  10,400          130,000
The Geon Gompany                                                           9,900          267,300
Union Carbide Corp.                                                       26,100          835,200
Vigoro Corp.                                                               6,000          239,250
Wellman, Inc.                                                              5,900          159,300
                                                                                      -------------
                                                                                        8,082,372
                                                                                      -------------
Commercial Services (0.90%)
Actava Group, Inc.                                                         1,300           12,025
Allwaste, Inc.+                                                            2,900           17,400
California Water Service Co.                                                 400           12,750
Devry, Inc.                                                                3,200          121,200
Flightsafety International, Inc.                                           1,000           49,250
Flughafen Wien AG                                                            800           35,700
Franklin Quest Co.+                                                        4,100          136,325
GRC International Inc.                                                     2,100           30,450

                                      Aetna Mutual Funds Semi-Annual Report  83

Portfolio of Investments
April 30, 1995 (Unaudited)

Growth and Income Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
Health Management Systems, Inc.                                              150      $     3,488
Inchcape Plc                                                              22,400          114,994
Interim Services, Inc.                                                       500           14,406
Ionics, Inc.                                                               2,000           56,000
Jacobs Engineering Group Inc.+                                             2,300           45,425
Kelly Services Inc. Class "A" +                                              100            3,400
Kindercare Learning Centers, Inc.                                          4,500           60,750
Manpower Inc.                                                                400           13,350
Olsten Corp.                                                               7,500          255,938
Orkla A/S Class "A"                                                        3,000          111,279
Paychex, Inc.                                                                300           14,306
Robert Half International Inc.                                             7,400          195,175
Rollins Inc.                                                                 800           22,500
Royal PTT NV                                                               2,700           94,281
Security Capital Pacific Trust                                            15,700          274,750
Service Corp. International                                               36,300        1,025,475
Stewart Enterprises, Inc.                                                  3,100           86,025
True North Communications, Inc.                                            2,000           38,000
Welsh Water Plc                                                            6,400           63,754
Western Waste Industries                                                   2,100           38,850
                                                                                      -------------
                                                                                        2,947,246
                                                                                      -------------
Computer & Office Equipment (5.30%)
Adaptec, Inc.                                                              4,200      $   134,925
Ceridian Corp.                                                           116,800        4,029,600
Champion Industries, Inc.                                                    600           12,525
Dell Computer Corp.                                                        6,000          328,125
Ennis Business Forms, Inc.                                                   100            1,338
Fair Isaac & Company, Inc.                                                   200            9,400
Gartner Group, Inc.+                                                       1,700           70,444
Gateway 2000, Inc.+                                                        6,200          117,413
HBO and Co.                                                                  300           13,650
In Focus Systems, Inc.                                                     5,100          136,425
International Business Machines Corp.                                    100,300        9,503,425
OPTI, Inc.+                                                                7,700          116,463
Planar Systems, Inc.+                                                      6,900          134,550
Read-Rite Corp.                                                           13,900          296,244
Standard Register Co.                                                        400            7,250
Sterling Software, Inc.                                                    7,700          261,800
Stratus Computer, Inc.                                                       300            8,925
Sun Microsystems, Inc.                                                    24,500          973,875
Telxon Corp.                                                               1,000           16,000
United Stationers, Inc.                                                       44              759
Xerox Corp.                                                                9,300        1,145,063
                                                                                      -------------
                                                                                       17,318,199
                                                                                      -------------
Computer Software (0.88%)
Adobe Systems, Inc.                                                        3,200          186,000
American Management Systems, Inc.+                                         6,100          128,100
Autodesk, Inc.                                                            38,600        1,317,225

See Notes to Portfolio of Investments

84  Aetna Mutual Funds Semi-Annual Report

Portfolio of Investments
April 30, 1995 (Unaudited)

Growth and Income Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
Boole & Babbage, Inc.                                                        500       $   14,500
CACI International, Inc.                                                     300            3,038
Cadence Design Systems, Inc.                                               7,400          238,650
Continum, Inc.                                                             1,700           56,100
Exabyte Corp.                                                             12,400          155,000
Informix Corp.                                                             7,600          298,775
Kronos, Inc.                                                               1,500           45,188
National Data Corp.                                                          900           16,763
Peoplesoft, Inc.+                                                            300           15,450
Policy Management Systems Corp.+                                             100            5,038
Reynolds & Reynolds Co. Class "A"                                          4,000          106,000
Sungard Data Systems Inc.+                                                 6,000          278,250
                                                                                      -------------
                                                                                        2,864,077
                                                                                      -------------
Consumer Products (1.20%)
Chic By HIS Inc.+                                                          1,400           14,875
Cobra Golf, Inc.                                                           4,700          101,638
Consolidated Papers Inc.                                                   5,400          264,600
Dial Corp.                                                                26,200          632,075
Ekco Group, Inc.                                                             100              588
Fieldcrest Cannon, Inc.+                                                   4,100           90,713
First Brands Corp.                                                         9,300          358,050
Gencorp Inc.                                                               4,500           56,813
Guilford Mills, Inc.                                                         200            4,950
Huffy Corp.                                                                1,800           26,100
Libbey Inc.                                                                1,700           32,938
Natures Sunshine Products, Inc.                                            1,340       $   17,253
Oneida Ltd.                                                                  600            9,000
Procter & Gamble Co.                                                      21,300        1,488,338
Reckitt & Coleman Plc                                                     10,200          105,219
Springs Industries, Inc. Class "A"                                         1,400           54,425
Unifi, Inc.                                                                3,400           85,425
Valspar Corp.                                                              2,400           84,900
VF Corp.                                                                  10,000          505,000
                                                                                      -------------
                                                                                        3,932,900
                                                                                      -------------
Diversified (3.02%)
Applied Power, Inc.                                                        1,300           34,288
Astec Industries, Inc.+                                                    1,600           18,000
Bic Corp.                                                                  1,000           33,875
Blount Inc. Class "A"                                                        300           13,388
Brascan Ltd. 'A'                                                           1,400           18,776
Brau-Union Goess- Reining. AG                                                600           38,620
Cyrk International, Inc.                                                   2,800           40,250
Dover Corp.                                                               42,100        2,736,500
Eastern Enterprises                                                        7,000          209,125
Elkjop                                                                     2,000           35,358
Griffon Corp.                                                              5,800           44,950
Hagemeyer N.V.                                                               500           43,245
Harrisons & Crosfield Plc                                                 39,200           97,781
Harsco Corp.                                                               3,000          142,875
Helix Technology Corp.                                                     1,200           39,000
Insilco Corp.                                                                800           21,700
ITT Corp.                                                                 35,000        3,657,500
Katy Industries                                                              800            7,300

                                      Aetna Mutual Funds Semi-Annual Report  85

Portfolio of Investments
April 30, 1995 (Unaudited)

Growth and Income Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
Kulicke & Soffa Industries, Inc.                                           5,000       $  212,188
Loews Corp.                                                                1,900          193,563
Lonrho Plc                                                                41,300          109,666
Lydall, Inc.                                                                 400           14,800
Oasis Residential Inc.                                                    11,600          253,750
Pentair, Inc.                                                              2,400          110,100
Plantronics Inc.                                                             700           19,075
Santa Anita Realty Enterprises, Inc.                                         600            9,825
Spieker Properties, Inc.                                                   4,300           83,850
SPS Technologies, Inc.+                                                      400           12,650
Standex International Corp.                                                1,100           34,513
Summit Properties Inc.                                                     2,100           34,913
Textron Inc.                                                              26,200        1,493,400
Valmet Corp. Class "A"                                                     1,000           22,716
Varlen Corp.                                                                 600           13,950
Westmont Bhd                                                               7,000           30,334
                                                                                      -------------
                                                                                        9,881,824
                                                                                      -------------
Electric Utilities (4.54%)
Allegheny Power System, Inc.                                               4,000           94,000
Aquarion Company                                                             800           17,700
Baltimore Gas & Electric                                                  13,900          328,388
Boston Edison Co.                                                          5,200          124,150
California Energy Co.                                                      1,700           28,263
Central Hudson Gas & Electric                                              3,300           85,388
Central Maine Power Co.                                                   10,200       $  113,475
CILCORP, Inc.                                                              1,900           69,113
CMS Energy Corp.                                                           5,800          135,575
Commonwealth Energy System Co.                                               800           32,800
DPL Inc.                                                                   6,700          139,863
DQE, Inc.                                                                  5,500          185,625
Evn-Energie-Versorgung                                                       300           39,360
Florida Progress Corp.                                                     1,800           54,900
General Public Utilities Corp.                                             6,500          185,250
Green Mountain Power Corp.                                                   800           20,500
Hokkaido Electric Power                                                    3,000           81,409
IES Industries, Inc.                                                       2,500           51,875
Illinova Corp.                                                            10,500          244,125
Kansas City Power & Light Co.                                              2,100           47,775
LG&E Corp.                                                                 1,100           42,488
MDU Resources Group, Inc.                                                  1,500           41,438
Midwest Resources, Inc.                                                    1,900           27,075
Montana Power Co.                                                          2,900           67,063
National Power Plc--Adr                                                    5,350           60,856
New York State Electric & Gas Corp.                                        6,100          133,438
Nipsco Industries, Inc.                                                    7,800          251,550
Northern States Power Co. (Minn.)                                         12,000          531,000
Oesterreichisch Elektriz                                                   1,300           85,948
Ohio Edison Company                                                      136,000        2,737,000

See Notes to Portfolio of Investments.

86  Aetna Mutual Funds Semi-Annual Report

Portfolio of Investments
April 30, 1995 (Unaudited)

Growth and Income Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
Oklahoma Gas and Electric                                                  3,200      $   110,000
Orange and Rockland Utilities, Inc.                                        2,600           82,550
Otter Tail Power Co.                                                         500           16,625
Peco Energy Co.                                                           30,300          780,225
Pinnacle West Capital Corp.                                               11,200          240,800
Portland General Corp.                                                     6,900          143,175
Powergen Plc                                                               5,350           68,213
Public Service Co. Of New Mexico                                          18,300          233,325
Rochester Gas & Electric Corp.                                             3,700           76,313
Scecorp                                                                  229,000        3,835,750
Sierra Pacific Resources                                                   3,300           68,888
Siliconix Inc.                                                               200            2,725
Southwestern Public Service Company                                          700           19,950
Tenaga Nasional Bhd                                                        9,000           40,094
Three-Five Systems, Inc.                                                   1,600           38,800
TNP Enterprises, Inc.                                                        700           11,113
Transalta Corp.                                                            3,100           31,893
Unicom Corp.                                                              83,400        2,189,250
Union Electric Co.                                                         7,300          260,063
United Illuminating Co.                                                    2,000           64,250
Western Resources, Inc.                                                    2,100           63,788
Wisconsin Energy Corp.                                                    11,400          316,350
WPS Resources Corp.                                                        2,700           77,963
                                                                                      -------------
                                                                                       14,829,493
                                                                                      -------------
Electrical Equipment (7.21%)
3Com Corp.+                                                                3,300      $   184,594
AMETEK, Inc.                                                               4,600           74,750
AMP Inc.                                                                  33,600        1,436,400
Avnet, Inc.                                                                4,600          204,700
Belden Inc.                                                                2,700           60,750
Burr-Brown Corp.                                                           2,400           61,200
Cellstar Corp.                                                             6,500          125,125
Diebold, Inc.                                                                300           12,450
Dionex Corporation                                                           500           20,938
Emerson Electric Co.                                                      49,300        3,315,425
First Alert, Inc.                                                          8,400          102,375
General Electric Co.                                                     123,900        6,938,400
Grainger, (W.W.), Inc.                                                     6,100          369,050
Harman International Industries                                            2,800          102,200
Hitachi Ltd. (Hit. Seisakusho)                                             7,000           71,233
International Rectifier Corp.                                              8,900          225,838
Itel Corp                                                                  2,300           82,800
Kemet Corp.                                                                3,500          136,938
Linear Technology Corp.                                                      400           23,750
Littlefuse, Inc.                                                             800           27,000
Marshall Industries                                                          400           11,050
Microchip Technology Corp.                                                19,700          550,369
Mitsubishi Electric Corp.                                                  8,000           56,748
Molex, Inc.                                                                1,300           49,400
Park Electrochemical Corp.                                                 1,200           45,000

                                      Aetna Mutual Funds Semi-Annual Report  87

Portfolio of Investments
April 30, 1995 (Unaudited)

Growth and Income Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
Parker-Hannifin Corp.                                                     51,000      $ 2,652,000
Pittway Corp. Class "A"                                                    1,100           48,538
Sunstrand Corp.                                                            1,600           88,800
Tektronix, Inc.                                                           83,400        3,794,700
Telco Systems, Inc.                                                        3,300           40,013
Teleflex Inc.                                                                800           33,100
Teradyne, Inc.                                                             5,000          253,125
Texas Instruments, Inc.                                                   22,300        2,363,800
Valmont Industries                                                           700           14,875
                                                                                      -------------
                                                                                       23,577,434
                                                                                      -------------
Electronics (2.00%)
Alcatel STK AS                                                               600           28,930
Allen Group Inc.                                                           3,000           67,875
Austria Mikro Systeme International+                                         300           29,859
Bell Industries, Inc.                                                      1,100           22,138
Best Power Technology, Inc.                                                1,000           12,625
CTS Corp.                                                                    500           16,563
Dynatech Corp.                                                             3,200           55,200
Esterline Technology+                                                      1,800           30,375
Glenayre Technologies, Inc.                                                3,300          202,538
Input/Output Inc.                                                          3,700          125,338
Intel Corp.                                                               18,000        1,843,875
Kyocera Corp.                                                              1,000           77,363
Logicon Inc.                                                               1,600           59,200
Loral Corp.                                                               12,000          564,000
Matsushita Electric Industrial Co. Ltd.                                    4,000      $    67,127
Maxim Integrated Products, Inc.                                            3,500          127,750
Micron Technology Inc.                                                     3,300          271,425
Motorola, Inc.                                                             8,300          472,063
MTS Systems Corp.                                                            300            7,388
Nintendo Corp. Ltd.+                                                       1,000           64,151
Philips Electronics N.V.                                                   2,800          106,990
Pioneer Standard Electronics, Inc.                                           700           13,825
Rohm Company                                                               3,000          138,896
Seagate Technology, Inc.                                                   3,700          117,938
Sensormatic Electronics Corp.                                              7,500          223,125
Tandy Corp.                                                               27,000        1,336,500
Tencor Instruments                                                         3,500          237,563
Tracor Inc.                                                                3,500           45,281
Unitrode Corp.                                                             1,600           33,200
Varian Associates, Inc.                                                    2,300          105,800
Venture Manufacturing Ltd.                                                11,000           26,207
                                                                                      -------------
                                                                                        6,531,108
                                                                                      -------------
Environmental Control (0.41%)
Browning-Ferris Industries, Inc.                                          40,100        1,323,300
Groundwater Technology, Inc.+                                              1,500           19,500
                                                                                      -------------
                                                                                        1,342,800
                                                                                      -------------

See Notes to Portfolio of Investments.

88  Aetna Mutual Funds Semi-Annual Report

Portfolio of Investments
April 30, 1995 (Unaudited)

Growth and Income Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
Financial Services (3.52%)
Abbey National Plc                                                        11,900       $   89,051
ABN-Amro Holdings NV                                                       1,200           46,240
Advanta Corporation                                                        1,200           41,400
ALBANK Financial Corp.                                                     1,600           41,200
America General Corp.                                                    117,900        3,890,700
Astoria Financial Corp.+                                                   2,500           85,156
AT&T Capital Corp.                                                           700           18,725
Bank of Montreal                                                           2,200           44,863
Bank of New York Co., Inc.                                                13,700          450,388
Bankers Corp.                                                              3,100           50,956
Barclays Plc                                                              10,600          109,004
Bell Bancorp, Inc.                                                           500           14,000
Brooklyn Bancorp+                                                            300            9,600
Canadian Imperial Bank of Commerce                                         1,600           39,830
Cincinnati Financial Corp.                                                   400           22,300
Citizens Bancorp                                                             100            2,950
CNA Financial Corp.                                                          600           46,200
Coral Gables Fedcorp, Inc.                                                 1,600           42,000
Creditanstalt- Bankverein                                                  1,500           86,062
Dean Witter Discover & Co.                                                62,400        2,644,200
Deposit Guaranty Corp.                                                     1,000           34,625
Development Bank Of Singapore+                                             7,000       $   74,848
Duff & Phelps Corp.                                                        7,100           77,213
Federal Home Loan Mortgage Corp.                                          19,600        1,278,900
Finova Group Inc.                                                          1,200           40,500
First Bank System, Inc.                                                    4,400          178,200
First Empire State Corp.                                                     300           48,150
First Midwest Bancorp                                                        100            2,400
First Palm Beach Bancorp                                                   1,200           21,450
Fort Wayne National Corp.                                                    400           10,850
GP Financial Corp.                                                         5,900          141,231
Great Financial Corp.                                                      1,000           17,688
Home Financial Corp.                                                       4,100           51,763
Kagoshima Bank                                                             4,000           35,753
Keystone Financial, Inc.                                                     300            8,644
Leader Financial Corp.                                                       600           16,313
Leucadia National Corp.                                                    1,400           62,650
Liberty Financial Companies                                                  450           11,194
Lion Land Bhd                                                             25,000           28,856
Mark Twain Bancshares, Inc.                                                1,200           37,725
Money Store Inc. (The)                                                       500           11,781
Nippon Shinpan Co.                                                         6,000           47,560
Orient Corp.                                                              10,000           54,749

                                      Aetna Mutual Funds Semi-Annual Report  89

Portfolio of Investments
April 30, 1995 (Unaudited)

Growth and Income Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
Oversea-Chinese Banking                                                    4,000      $    43,631
Peoples Heritage Financial Group                                           3,100           43,206
Pioneer Group, Inc.                                                        5,200          132,275
Promise Co., Ltd.                                                          2,000           87,360
Rashid Hussain Bhd                                                        12,000           28,187
Raymond James Financial, Inc.                                                100            1,750
Republic Bancorp, Inc.                                                       800            9,300
River Forest Bancorp, Inc.                                                   200            7,325
Rochester Community Savings Bank                                           1,900           35,388
Royal Bank Of Canada                                                       1,700           37,322
Sanyo Shinpan Finance Co.                                                  1,000           81,766
Sparebanken Nor (Union Bank of Norway)                                     1,700           34,699
Student Loan Corp.                                                           100            2,488
Travelers Group, Inc.                                                     17,000          703,375
Union Bank                                                                   700           27,300
Unitas Bank Ltd. Class "A"                                                14,900           44,101
United Overseas Bank Ltd.                                                  3,000           31,216
Vallicorp Holdings, Inc.                                                   1,500           22,125
World Acceptance Corp.                                                       300            8,550
Yasuda Trust & Banking                                                     9,000      $    72,840
                                                                                      -------------
                                                                                       11,522,072
                                                                                      -------------
Food & Beverage (7.91%)
Anheuser Busch Co.                                                        58,000        3,371,250
Archer-Daniels- Midland Co.                                              185,400        3,383,550
Associated British Foods                                                   7,900           82,510
Bob Evans Farms, Inc.                                                      1,900           38,950
Bols Wessanen Cva                                                          1,300           27,606
Cadbury Schweppes Plc                                                     10,000           72,016
Cagle's, Inc.                                                              1,300           25,838
Campbell Soup Co.                                                         22,000        1,127,500
Coca-Cola Co. (The)                                                       87,000        5,056,875
Coca-Cola Enterprises, Inc.                                               10,600          237,175
Conagra, Inc.                                                            108,400        3,604,300
CPC International Inc.                                                    33,000        1,934,625
Cultor Oy                                                                    800           26,310
Goodmark Foods, Inc.                                                         900           14,344
Hillsdown Holdings Plc                                                    29,900           88,537
Hormel Foods Corp.                                                         7,000          191,625
Hudson Foods, Inc. Class "A"                                              11,250          194,063
Huhtamaki Group Class "I"                                                    800           25,934
IBP, Inc.                                                                  7,400          273,800
International Multifoods Corp.                                             3,500           71,750

See Notes to Portfolio of Investments.

90  Aetna Mutual Funds Semi-Annual Report

Portfolio of Investments
April 30, 1995 (Unaudited)

Growth and Income Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
Kikkoman                                                                   9,000      $    75,518
Kroger Co.                                                                23,400          596,700
Lance, Inc.                                                                1,000           17,625
Luby's Cafeterias Inc.                                                    17,100          324,900
McDonald's Corp.                                                           6,000          210,000
Michael Foods, Inc.                                                        1,600           20,200
Molson Companies Ltd.                                                      2,200           33,546
Mondavi (Robert) Corp.+                                                      800           11,500
Nash-Finch Company                                                         1,300           20,881
Oester Brau- Beteiligungs                                                    700           35,988
Richfood Holdings, Inc.                                                    2,600           51,350
Safeway, Inc.                                                              5,600          210,000
Sara Lee Corp.                                                            99,600        2,776,350
Smith's Food & Drug Centers, Inc.                                            200            4,325
Super Food Services, Inc.                                                    800            8,900
Supervalu Inc.                                                            47,000        1,239,625
Thorn Apple Valley, Inc.                                                   2,300           41,400
Tyson Foods, Inc.                                                          7,600          179,075
Unilever N.V.                                                                800          107,248
Universal Foods Corp.                                                      1,700           55,250
                                                                                      -------------
                                                                                       25,868,939
                                                                                      -------------
Gas Utilities (0.01%)
Public Service Co. of North Carolina                                         800           11,900
South Jersey Industries                                                      500      $    10,063
                                                                                      -------------
                                                                                           21,963
                                                                                      -------------
Health Services (0.01%)
Advantage Health Corp.                                                       600           16,950
Columbia/HCA Healthcare Corp.                                             54,200        2,276,400
Health Management Associates Class "A"                                     1,400           40,600
Horizon Healthcare Corp.                                                  11,200          233,800
Humana Inc.                                                               77,500        1,511,250
Invacare Corp.                                                             2,200           86,350
Lincare Holdings, Inc.+                                                    7,200          221,400
Owens & Minor, Inc.                                                        6,600           89,100
Pharmacy Management Services, Inc.+                                        1,500           23,813
Quorum Health Group, Inc.                                                  1,200           24,600
Respironics, Inc.                                                            600            8,625
Surgical Care Affiliates, Inc.                                             3,600           83,700
Universal Health Services, Inc.                                            2,600           68,575
West Co., Inc.                                                               400           11,200
                                                                                      -------------
                                                                                        4,696,363
                                                                                      -------------
Health Technology (0.13%)
Barr Laboratories, Inc.                                                      400            8,400
Cordis Corp.                                                               2,600          187,200
Isomedix, Inc.                                                               400            5,950
Kinetic Concepts, Inc.                                                       900            6,863

                                      Aetna Mutual Funds Semi-Annual Report  91

Portfolio of Investments
April 30, 1995 (Unaudited)

Growth and Income Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
Sullivan Dental Products, Inc.                                               300       $    4,125
Sybron International Corp.                                                 5,300          196,763
                                                                                      -------------
                                                                                          409,301
                                                                                      -------------
Home Furnishings & Appliances (0.04%)
Harvestry Furniture Company, Inc.                                          3,500           36,313
Juno Lighting, Inc.                                                          100            2,050
Kimball International, Inc. Class "B"                                        300            7,875
Leggett & Platt, Inc.                                                      2,200           84,700
                                                                                      -------------
                                                                                          130,938
                                                                                      -------------
Hotel & Restaurant (0.19%)
Compass Group Plc                                                         16,700           89,629
Cracker Barrel Old Country Store, Inc.                                     3,000           63,563
Hotel Properties Ltd.                                                     18,000           33,585
La Quinta Inns Inc.                                                        5,200          155,350
Marcus Corp.                                                                 400           10,650
Prime Hospitality Corp.                                                    2,500           25,000
RFS Hotel Investors, Inc.                                                  6,600           96,525
Sonic Corp.                                                                4,900          127,400
Uno Restaurant Corp.                                                       1,625           17,773
                                                                                      -------------
                                                                                          619,475
                                                                                      -------------
Insurance (3.00%)
Acceptance Insurance Companies, Inc.+                                      1,400           21,350
Aegon N.V.                                                                 1,100           85,555
AFLAC, Inc.                                                                7,500       $  309,375
Allied Group, Inc.                                                           700           20,388
Allmerica Property & Casualty Co.                                          1,100           20,900
Allstate Corp.                                                             7,000          212,625
American Travellers Corp.+                                                 1,600           32,000
AON Corp.                                                                  7,000          258,125
Argonaut Group, Inc.                                                         600           18,150
Capital American Financial Corp.                                           1,100           24,063
Cigna Corp                                                                 3,300          239,663
CMAC Investment Corp.                                                      5,900          218,300
Ea-Generali AG                                                               300           78,967
Emphesys Financial Group, Inc.                                               100            2,638
E. W. Blanch Holdings, Inc.                                                  300            5,625
Fremont General Corp.                                                      3,100           68,588
Fund American Enterprises                                                    404           29,139
Gallagher (Arthur J.) & Co.                                                1,700           58,225
General Re Corp.                                                          21,500        2,738,563
Guardian Royal Exchange                                                   23,700           71,895
HCC Insurance Holdings, Inc.                                                 300            6,825
Healthwise Of America, Inc.                                                  600           16,950
Lawyers Title Corp.                                                          600            8,700

See Notes to Portfolio of Investments.

92  Aetna Mutual Funds Semi-Annual Report

Portfolio of Investments
April 30, 1995 (Unaudited)

Growth and Income Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
Life Partners Group, Inc.                                                  2,900       $   56,550
Markel Corp.                                                                 400           20,650
Maxicare Health Plans, Inc.+                                               6,700          105,106
Mutual Assurance, Inc.                                                       400           10,600
Ohio Casualty Corp.                                                        4,800          140,700
Old Republic International                                                 3,100           79,825
Orion Capital Corp.                                                        2,200           77,275
Progressive Corp.                                                         36,200        1,366,550
Protective Life Corp.                                                      1,100           49,913
PXRE Corp.                                                                   700           17,150
Reliastar Financial Corp.                                                  3,945          141,527
Royal Insurance Holdings                                                  17,800           86,796
Security-Connecticut Corp.                                                 2,200           55,000
Selective Insurance Group                                                  1,300           38,025
St. Paul Companies, Inc.                                                  50,100        2,411,063
Transatlantic Holdings, Inc.                                               2,300          146,050
Trenwick Group, Inc.                                                         300           13,313
Uni Storebrand AS                                                         24,500           91,747
United American Healthcare Corp.                                           2,100           35,438
Unitrin, Inc.                                                              4,000          193,000
Vesta Insurance Group, Inc.                                                4,000          133,500
Zenith National Insurance                                                    300       $    6,113
                                                                                      -------------
                                                                                        9,822,500
                                                                                      -------------
Leisure & Entertainment (0.46%)
Arctco, Inc.                                                              10,200          142,800
Carmike Cinemas Class "A"                                                  2,700           60,075
Chris-Craft Industries Inc.                                                3,430          115,763
Fleetwood Enterprises, Inc.                                               22,800          524,400
Topps Co., Inc.+                                                             700            4,331
Walt Disney Co.                                                           11,600          642,350
                                                                                      -------------
                                                                                        1,489,719
                                                                                      -------------
Machinery (1.27%)
AGCO Corp                                                                  7,500          267,188
Caterpillar Inc.                                                          40,700        2,380,950
Fluor Corp.                                                               10,600          545,900
Ralston-Ralston Purina Group                                              20,000          950,000
Regal-Beloit Corp.                                                         1,600           24,400
                                                                                      -------------
                                                                                        4,168,438
                                                                                      -------------
Machinery & Equipment (0.31%)
Barnes Group, Inc.                                                           600           26,925
Clarcor, Inc.                                                              1,000           21,000
Danaher Corp.                                                              5,400          160,650
Donaldson Company, Inc.                                                    4,900          121,888
Electroglas, Inc.                                                            200            8,750
Harnischfeger Industries, Inc.                                             9,600          283,200
Indresco Inc.                                                              4,600           64,400

                                      Aetna Mutual Funds Semi-Annual Report  93

Portfolio of Investments
April 30, 1995 (Unaudited)

Growth and Income Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
Jenbacher Werke AG                                                           200       $   31,772
JLG Industries, Inc.                                                         800           16,200
Kone Corporation class "B"                                                   200           24,900
Koyo Seiko Co., Ltd.                                                       7,000           73,649
Raymond Corp. (The)                                                          525           10,631
Tecumseh Products Co. Class "A"                                            2,900          145,000
Tsukishima Kikai                                                           1,000           19,043
Watts Industries, Inc.                                                       900           20,475
                                                                                      -------------
                                                                                        1,028,483
                                                                                      -------------
Media (1.42%)
Advo, Inc.                                                                 1,900           38,238
Capital Cities/ABC, Inc.                                                  38,300        3,236,350
Clear Channel Communications, Inc.                                         1,700           95,625
Finnair Oy                                                                 2,500           19,673
Genting Bhd                                                                7,000           63,786
Granada Group Plc                                                          7,100           65,071
Heritage Media Corp. Class "A"                                             2,200           56,100
King World Productions, Inc.+                                              3,900          156,975
Magnum Corp. Bhd                                                          21,000           38,272
Media General, Inc.                                                        2,300           74,750
Park Communications, Inc.+                                                   500           15,219
Regal Cinemas, Inc.                                                        2,400           65,700
Viacom International Class "B"                                            15,800       $  724,825
                                                                                      -------------
                                                                                        4,650,584
                                                                                      -------------
Medical Services (0.05%)
Health Management, Inc.                                                    3,400           61,625
Healthcare Compare Corp.+                                                  2,400           72,300
Healthsouth Corp.+                                                         1,000           19,750
                                                                                      -------------
                                                                                          153,675
                                                                                      -------------
Medical Supplies (1.32%)
Amsco International, Inc.+                                                12,700          160,338
Baxter International, Inc.                                                   100            3,475
Becton, Dickinson & Co.                                                   66,700        3,718,525
Cardinal Health Inc.                                                       5,500          253,688
Datascope Corp.+                                                           1,900           34,675
Nellcor, Inc.                                                              3,500          145,688
Spacelabs Medical, Inc.                                                      500           12,250
                                                                                      -------------
                                                                                        4,328,639
                                                                                      -------------
Metals (1.90%)
Acme Metals, Inc.+                                                         1,500           24,656
Alcan Aluminum Ltd.                                                       36,700        1,041,230
Alumax Inc.+                                                               8,000          226,000
Asarco, Inc.                                                              14,300          389,675
Ashland Coal, Inc.                                                         1,100           30,388
Brenco, Inc.                                                               1,100           14,919
British Steel Plc                                                         32,100           87,303
Cleveland Cliffs Inc.                                                      1,100           40,288
Commercial Metals Co.                                                        900           23,850

See Notes to Portfolio of Investments.

94  Aetna Mutual Funds Semi-Annual Report

Portfolio of Investments
April 30, 1995 (Unaudited)

Growth and Income Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
Cyprus Amax Minerals Co.                                                  26,000       $  724,750
Dofasco, Inc.                                                              2,300           28,733
Elkem AS Class "A"+                                                            0           44,339
Freeport McMoRan Copper & Gold, Inc.                                       6,476          135,187
Freeport McMoRan, Inc.                                                     6,100          107,513
Handy & Harman                                                             5,000           75,000
J & L Specialty Steel, Inc.                                                1,500           27,750
Kennametal Inc.                                                           16,600          556,100
Kon. Ned. Hoogovens En                                                       700           27,019
Magma Copper Co.                                                          11,800          197,650
Material Sciences Corp.                                                      700           12,688
Minerals Technologies, Inc.                                                1,600           53,200
Noranda, Inc.                                                              2,300           40,353
Nucor Corp.                                                                9,200          441,600
Outokumpu Oy Class "A"                                                     1,600           28,640
Phelps Dodge Corp.                                                        14,100          798,413
Rautaruukki Oy                                                             5,000           39,934
Rouge Steel Co.                                                           43,900          982,263
                                                                                      -------------
                                                                                        6,199,441
                                                                                      -------------
Oil & Gas (7.86%)
Alberta Energy Co. Ltd.                                                    2,200           33,951
Amoco Corp.                                                                7,100          465,938
Box Energy Corp.-- Class "B"                                               1,200       $   10,200
Burmah Castrol Plc                                                         6,700           94,130
Castle Energy Corp.                                                          300            2,606
Conwest Exploration Co.                                                    1,100           20,209
Dekalb Energy Co.                                                          2,600           61,588
Exxon Corp.                                                              100,000        6,982,350
Falconbridge Ltd.                                                          2,200           33,951
Global Industries Ltd.                                                     2,700           69,863
Imperial Oil Ltd.                                                          1,100           39,104
Leviathan Gas Pipeline Partners L.P.                                       1,300           32,500
Mobil Corp.                                                               55,400        5,256,075
Newfield Exploration Co.                                                     900           20,700
Newpark Resources, Inc.                                                    1,100           24,338
Oneok Inc.                                                                 5,800          110,925
Panhandle Eastern Corp.                                                   80,000        1,920,000
Penn Virginia Corp.                                                          100            3,350
Petro-Canada                                                               2,900           27,438
Phoenix Resource Companies, Inc.                                           2,600           74,100
Quaker State Corp.                                                         4,900           69,825
Royal Dutch Petroleum Co.                                                 70,700        8,766,800
Saga Petroleum AS                                                          2,800           40,726
Santa Fe Pacific Pipeline Partners, L.P.                                   1,000           37,000
Shell Transport Class "A"                                                 18,600        1,325,250

                                      Aetna Mutual Funds Semi-Annual Report  95

Portfolio of Investments
April 30, 1995 (Unaudited)

Growth and Income Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
Sonat Offshore Drilling Co.                                                2,300      $    62,100
Tesoro Petroleum Corp.                                                     5,300           52,338
Texas Meridian Resources Corp.                                               200            2,450
Tide West Oil Co.                                                          1,200           12,375
Transcanada Pipelines Ltd.                                                 2,500           33,069
                                                                                      -------------
                                                                                       25,685,249
                                                                                      -------------
Oil & Gas Utilities (1.11%)
Connecticut Energy Corp.                                                     700           13,388
New Jersey Resources Corp.                                                 2,500           56,250
Northwest Natural Gas Co.                                                  1,000           30,750
OEMV AG                                                                      800           82,915
Pacific Enterprises                                                       21,000          517,125
Piedmont Natural Gas, Inc.                                                   900           18,338
Schlumberger, Ltd.                                                        42,000        2,640,750
Southern Indiana Gas & Electric Co.                                        1,200           36,300
Southwest Gas Corp.                                                        1,200           17,700
Union Texas Petroleum Holdings, Inc.                                       9,300          198,788
Westcoast Energy Inc.                                                      2,000           31,783
                                                                                      -------------
                                                                                        3,644,087
                                                                                      -------------
Oil & Gas Equipment (0.09%)
Camco International Inc.                                                   6,600          155,925
Smith International Inc.                                                   7,500      $   129,375
                                                                                      -------------
                                                                                          285,300
                                                                                      -------------
Paper & Containers (3.60%)
Abitibi-Price Inc.                                                         2,600           36,302
ACX Technologies, Inc.+                                                      400           17,400
Aptargroup, Inc.                                                             800           23,600
Avery Dennison Corp.                                                      50,500        2,051,563
Ball Corp.                                                                99,000        3,390,750
Bowater Inc.                                                               3,000          114,750
Champion International Corp.                                              22,200          976,800
Chesapeake Corp.                                                           9,600          297,600
Enso-Gutzeit Oy                                                            5,400           48,203
Gaylord Container Corp.                                                    5,700           64,125
Glatfelter (P.H.) Co.                                                      1,200           21,600
International Paper Co.                                                   50,000        3,850,000
Koninklijke KNP BHT                                                        1,000           30,207
Kymmene Oy                                                                 1,600           48,109
Leykam-Muerztaler Papier                                                     700           28,430
Longview Fibre Co.                                                         1,900           31,588
Macmillan Bloedel Ltd.                                                     2,900           37,827
Mayr-Melnhof Karton AG                                                       600           34,795
Metsa Serla Class "B"                                                      1,000           43,693
Owens-Illinois Inc.+                                                       4,900           58,188
Rayoner Inc.                                                               6,900          228,563
Repola Oy                                                                  2,900           58,381

See Notes to Portfolio of Investments.

96  Aetna Mutual Funds Semi-Annual Report

Portfolio of Investments
April 30, 1995 (Unaudited)

Growth and Income Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
Rock-Tenn Co. Class "A"                                                      900      $    15,300
Stone-Consolidated Corp.                                                   1,900           23,736
Thermo Fibertek Inc.                                                         300            5,513
Willamette Industries, Inc.                                                4,500          228,938
                                                                                      -------------
                                                                                       11,765,961
                                                                                      -------------
Personal Care (0.05%)
American Safety Razor Co.+                                                 1,500           18,375
Block Drug Co., Inc.                                                         500           18,219
DSG International Ltd.                                                     6,000          111,750
Helene Curtis Industries, Inc.                                               400           13,750
                                                                                      -------------
                                                                                          162,094
                                                                                      -------------
Pharmaceuticals (6.51%)
Allergan, Inc.                                                            32,400          878,850
A.L. Pharma, Inc.-- Class "A"                                              3,700           88,338
Bristol-Myers Squibb Co.                                                  30,800        2,005,850
Carter-Wallace, Inc.                                                       1,100           13,888
Foxmeyer Health Corp.                                                      1,600           30,400
Johnson & Johnson                                                         87,500        5,687,500
Marion Merrell Dow, Inc.                                                   7,900          188,613
Medtronic, Inc.                                                           29,700        2,208,938
Pfizer Inc.                                                               15,200        1,316,700
Rhone-Poulenc Rorer, Inc.                                                  4,500      $   188,438
Schering Plough                                                           45,800        3,452,175
Smithkline Beecham Plc                                                    96,600        3,755,325
Warner Lambert Co.                                                        16,600        1,323,850
Watson Pharmaceuticals, Inc.                                               4,800          148,800
                                                                                      -------------
                                                                                       21,287,665
                                                                                      -------------
Printing & Publishing (1.62%)
Banta Corp.                                                                6,900          228,563
Belo (A.H.) Corp.                                                          4,000          240,500
Cadmus Communications Corp.                                                  400            7,275
CCH Inc.                                                                     300            5,025
Central Newspapers, Inc. Class "A"                                         3,000           78,000
Devon Group, Inc.                                                          2,200           58,850
Gannett Company, Inc.                                                     75,900        3,994,238
International Imaging Materials                                            1,500           39,938
Lee Enterprises, Inc.                                                      1,200           43,050
Meredith Corp.                                                             2,400           60,000
Omnicom Group                                                              2,700          150,188
Pulitzer Publishing Co.                                                    1,825           73,684
Reader's Digest Association, Inc.                                            100            3,938
Scholastic Corp.                                                           3,400          190,400
Scientific Games Holdings Corp.                                            3,700           89,263

                                      Aetna Mutual Funds Semi-Annual Report  97

Portfolio of Investments
April 30, 1995 (Unaudited)

Growth and Income Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
VNU-Verenigde Nederlands Uitger Ver Beait                                    300       $   33,615
                                                                                      -------------
                                                                                        5,296,527
                                                                                      -------------
Rails (0.24%)
Conrail Inc.                                                              14,100          770,213
                                                                                      -------------
Real Estate (1.09%)
Amli Residential Properties Trust                                          4,300           78,475
Amresco, Inc.                                                              2,100           14,963
Camden Property Trust                                                      6,000          126,000
Centerpoint Properties Corp.                                                 200            3,800
Chelsea GCA Realty, Inc.                                                   7,700          187,688
Colonial Properties Trust                                                  4,600          105,225
Crown America Realty Trust                                                10,100          126,250
Debartolo Realty Corp.                                                    19,300          267,788
Duke Realty Investments, Inc.                                             11,200          305,200
Equity Inns, Inc.                                                          6,500           73,938
Equity Residential Properties Trust                                       12,100          323,675
General Growth Properties                                                  5,100          103,275
Health Care Properties Investors, Inc.                                     6,400          193,600
Irvine Apartment Communities, Inc.                                        17,100       $  269,325
Merry Land & Investment Co., Inc.                                         19,400          366,175
MGI Properties                                                             2,800           39,550
Post Properties, Inc.                                                      9,700          287,363
Price Enterprise, Inc.                                                    23,400          274,950
Tanger Factory Outlet Centers, Inc.                                        7,100          165,963
United Dominion Realty Trust, Inc.                                        18,100          253,400
                                                                                      -------------
                                                                                        3,566,603
                                                                                      -------------
Real Estate Investment Trusts (1.02%)
Associated Estates Realty Corp.                                            2,800           55,300
Beacon Properties Corp.                                                    1,100           21,588
Burnham Pacific Properties, Inc.                                             300            3,563
CBL & Associates Properties, Inc.                                          1,200           23,400
Cousins Properties, Inc.                                                   1,900           31,825
Crescent Real Estate Equities, Inc.                                        2,200           63,250
Developers Diversified Realty Corp.                                        5,000          137,500
Essex Property Trust, Inc.                                                 1,700           27,625
Excel Realty Trust, Inc.                                                     600           11,475
Factory Stores of America, Inc.                                            4,800           94,200

See Notes to Portfolio of Investments.

98  Aetna Mutual Funds Semi-Annual Report

Portfolio of Investments
April 30, 1995 (Unaudited)

Growth and Income Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
First Industrial Realty Trust, Inc.                                        4,600       $   80,500
Franchise Finance Corporation of America                                   5,800          114,550
Healthcare Realty Trust, Inc.                                              1,900           35,625
Highwood Properties, Inc.                                                  7,700          169,400
Kesko                                                                      2,800           28,941
Kimco Realty Corp.                                                         6,300          237,825
Kranzco Realty Trust                                                      14,500          400,925
Mills Corp.                                                                9,000          153,000
Mitsubishi Estate Co. Ltd.                                                 7,000           84,147
National Golf Properties, Inc.                                             3,500           68,250
Nationwide Health Properties, Inc.                                         3,000          108,375
Olympia Industries Bhd                                                    32,000           29,418
RPS Realty Trust                                                           1,300            5,850
Sekisui House                                                              5,000           66,056
Shurgard Storage Centers Inc. Class "A"                                    4,600          106,950
Smith (Charles E.) Residential                                             1,300           29,575
South West Property Trust                                                  7,875           93,516
Storage Equities Inc.                                                      5,600           90,300
Storage USA, Inc.                                                            600           17,175
Tan & Tan Development Bhd                                                 23,000       $   24,498
Urban Shopping Centers, Inc.                                               5,000           99,375
Vornado Realty Trust                                                       2,500           84,375
Weingarten Realty Investors                                               12,400          434,000
Wellsford Residential Property Trust                                      15,200          307,800
                                                                                      -------------
                                                                                        3,340,152
                                                                                      -------------
Retail (5.46%)
Albertson's Inc.                                                          36,100        1,141,663
Arbor Drugs, Inc.                                                          1,400           35,700
Argyll Group Plc                                                          18,500           85,148
Big B, Inc.                                                                8,200          119,925
Blair Corp.                                                                  700           24,238
Bon-Ton Stores, Inc.                                                       1,000           10,500
Bruno's, Inc.                                                              7,500           90,938
Burton Group Plc                                                          79,200           99,097
Caldor Corp.                                                                 100            1,938
Casey's General Stores, Inc.                                               2,200           37,675
Circuit City Stores, Inc.                                                 11,600          300,150
Citizen Watch Co., Ltd.                                                    8,000           57,415
Clayton Homes Inc.                                                        12,500          210,938
Dollar General Corp.                                                       1,000           23,250
Eckerd Corp.                                                               2,100           61,163
Egghead, Inc.                                                              4,800           46,200
Fabri-Centers of America                                                     600           11,100
Forschner Group Inc.                                                         700            7,613

                                      Aetna Mutual Funds Semi-Annual Report  99

Portfolio of Investments
April 30, 1995 (Unaudited)

Growth and Income Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
Genovese Drug Stores, Inc.                                                   200      $      2,075
Giant Food, Inc. Class "A"                                                20,000           537,500
Greswig AS                                                                 1,600            22,372
Gymboree Corp.                                                             8,200           191,675
Hannaford Brothers, Co.                                                      600            15,825
Hi-Lo Automotive, Inc.                                                     2,900            24,288
Horizon Outlet Centers, Inc.                                               6,700           147,400
Hudson's Bay Co.                                                           2,000            36,743
Ito-Yokado Co. Ltd.                                                        2,000           107,831
Koninklijke Ahold N.V.                                                     1,900            65,488
Kroger Equity, Inc.                                                        1,700            12,856
Laclede Gas Co.                                                              900            16,988
Mac Frugal's Bargains                                                      3,500            51,625
Macerich Co. (The)                                                         4,500            90,563
Medicine Shoppe International, Inc.                                        2,100            67,200
Neiman Marcus Group, Inc.                                                  1,700            24,863
Nike, Inc.                                                                28,800         2,206,800
Office Depot, Inc.                                                        32,000           728,000
Oriental Holdings Bhd                                                      6,000            28,673
Oshkosh B'Gosh, Inc.                                                         100             1,625
Rex Stores Corp.                                                           2,600            35,425
Rhodes, Inc.+                                                              2,600            25,675
Rite Aid Corp.                                                           130,100      $  3,024,825
Ruddick Corp.                                                                700            14,525
Russ Berrie & Co. Inc.                                                     1,500            21,938
Sears, Roebuck & Co.                                                      34,500         1,871,625
Staples, Inc.+                                                            18,300           438,056
Stop & Shop Companies, Inc.                                                4,000           106,500
Strawbridge & Clothier                                                     1,000            19,750
Talbots, Inc.                                                              1,200            36,450
Tesco Plc                                                                 28,600           128,643
Tractor Supply Co.+                                                          100             2,144
Viking Office Products, Inc.                                               5,500           150,563
Waban Inc.                                                                12,300           204,488
Walgreen Co.                                                              75,900         3,567,300
Wal-Mart Stores, Inc.                                                     60,700         1,441,625
Zale Corp.+                                                                2,100            24,544
                                                                                      -------------
                                                                                        17,859,117
                                                                                      -------------
Specialty Consumer Durables (0.09%)
Bio-Rad Laboratories, Inc. Class "A"                                       1,900            54,863
Coats Viyella Plc                                                          7,200            23,522
Collagen Corp.                                                             2,900            55,463
Department 56, Inc.+                                                       1,200            44,400
Knape & Vogt Manufacturing Co.                                               400             6,600
Polaris Industries, Inc.                                                   1,600            72,400
Superior Surgical Manufacturing Co.                                          800             9,700
Whittacker Corp.                                                             800            16,800
                                                                                      -------------
                                                                                           283,748
                                                                                      -------------

See Notes to Portfolio of Investments.

100  Aetna Mutual Funds Semi-Annual Report

Portfolio of Investments
April 30, 1995 (Unaudited)

Growth and Income Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
Telecommunications (3.23%)
Ameritech Corp.                                                          111,300      $  5,008,500
AT&T Corp.                                                                63,100         3,202,325
Computer Associates International Inc.                                    34,500         2,220,938
Equifax, Inc.                                                              4,000           129,500
                                                                                      -------------
                                                                                        10,561,263
                                                                                      -------------
Telephone Utilities (0.17%)
Cable & Wireless Plc                                                      13,100            84,644
Citizens Utilities Co.                                                     5,500            67,375
DDI Corp.                                                                      9            79,267
Executone Information Systems, Inc.+                                       2,600             8,288
Nippon Telegraph & Telegraph Corp.                                             8            70,745
Singapore Telecomm Ltd.                                                    8,000            15,960
Southern New England Telecommunications Corp.                              2,900            96,063
Telekom Malaysia Bhd                                                       7,000            48,194
Tellabs, Inc.                                                              1,300            89,700
Transaction Network Services, Inc.                                           800            11,300
                                                                                      -------------
                                                                                           571,536
                                                                                      -------------
Transportation (0.47%)
Alaska Air Group, Inc.+                                                      600            10,275
American Medical Responses, Inc.+                                          1,300            33,313
Arnold Industries, Inc.                                                      800      $     14,300
Arkanas Best Corp.                                                           400             4,000
British Airways Plc                                                       11,800            76,054
Det Norske Luftfartselsk                                                     800            32,273
East Japan Railway Co.                                                         5            26,006
Expeditors International of Washington, Inc.                                 900            20,475
Fritz Companies, Inc.                                                      2,000           119,500
Harper Group, Inc.                                                         1,900            36,338
Illinois Central Corp.                                                     1,800            63,225
J.B. Hunt Transport Services, Inc.                                         2,800            52,500
Keppel Corporation Ltd.                                                    5,000            40,545
Kirby Corp.                                                                1,000            13,750
KLM Royal Dutch Airlines                                                     800            24,372
Kvaerner AS                                                                2,000            91,610
Laidlaw Inc. Class "B"                                                     2,900            25,573
Landstar Systems, Inc.                                                     3,700           106,838
M.S. Carriers, Inc.                                                        2,100            50,400
Overseas Shiphold                                                            800            16,000
Peninsular & Orient Steam Navigation Co.                                  14,000           130,450
Rollins Truck Leasing Co.                                                  3,000            33,000
Singapore Airlines Ltd.                                                    4,000            38,464

                                     Aetna Mutual Funds Semi-Annual Report  101

Portfolio of Investments
April 30, 1995 (Unaudited)

Growth and Income Fund

                                                                        Number of        Market
                                                                          Shares         Value
                                                                         ----------   -------------
Swift Transportation Co., Inc.                                             2,900      $     45,313
TNT Freightways Corp.                                                      1,800            42,638
United Airlines Corp.                                                      2,000           240,000
Wilh. Wilhelmsen Ltd. AS                                                   1,000            21,858
Xtra Corp.                                                                 2,600           125,450
                                                                                      -------------
                                                                                         1,534,520
                                                                                      -------------
Utilities Natural Gas (0.37%)
Brooklyn Union Gas Co.                                                     1,600            38,800
Equitable Resources, Inc.                                                  9,200           263,350
Williams Cos., Inc.                                                       27,400           900,775
                                                                                      -------------
                                                                                         1,202,925
                                                                                      -------------
Utilities Telephone (3.45%)
BCE, Inc,                                                                 21,600           685,800
Bell Atlantic                                                             46,000         2,524,250
Bellsouth Corp.                                                           49,900         3,056,375
GTE Corp.                                                                  2,200            75,075
Pacific Telesis Group                                                      9,400           290,225
Sprint Corp.                                                             131,353         4,334,649
Telephone and Data Systems, Inc.                                           8,800           327,800
                                                                                      -------------
                                                                                        11,294,174
                                                                                      -------------
Total Common Stocks                                                                   $319,367,009
                                                                                      -------------
Preferred Stocks (0.46%)
Automobiles & Trucks (0.40%)
Ford Motor Co. $50 Par                                                    14,800         1,304,250
                                                                                      -------------
Diversified (0.01%)
Sea Containers, Ltd.                                                         800      $     34,300
                                                                                      -------------
Metals (0.01%)
Cyprus Amax Minerals Co.                                                     400            24,600
                                                                                      -------------
Electronics (0.04%)
Nokia Class "A"                                                            3,200           130,796
                                                                                      -------------
Total Preferred Stocks                                                                $  1,493,946
                                                                                      -------------
Total Common and Preferred Stocks (cost $292,134,062)                                 $320,860,955
                                                                                      -------------

                                                                        Principal       Market
                                                                          Amount         Value
                                                                         ----------   -------------
Corporate Bonds & Notes (0.90%)
Commercial Services (0.04%)
Browning-Ferris Industries, Inc., 6.75%, 07/18/05                        $150,000      $143,625
                                                                                      -------------
Computer Software (0.03%)
Automatic Data Processing, Inc., Zero Coupon, 02/20/12                    200,000        87,750
                                                                                      -------------
Consumer Products (0.01%)
Fieldcrest Cannon, Inc., 6.00%, 03/15/12                                   50,000        38,500
                                                                                      -------------
Electric Utilities (0.08%)
Oryx Energy Co., 7.50%, 05/15/14                                           50,000        41,500
Potomac Electric Power Corp., 7.00%, 01/15/18                             250,000       227,813
                                                                                      -------------
                                                                                        269,313
                                                                                      -------------

See Notes to Portfolio of Investments.

102  Aetna Mutual Funds Semi-Annual Report

Portfolio of Investments
April 30, 1995 (Unaudited)

Growth and Income Fund

                                                                        Principal        Market
                                                                          Amount         Value
                                                                         ----------   -------------
Electrical Equipment (0.01%)
Arrow Electric Inc., 5.75%, 10/15/02                                       15,000      $   21,019
                                                                                      -------------
Electronics (0.07%)
Motorola, Inc., Zero Coupon, 09/27/13                                    $300,000         216,750
                                                                                      -------------
Financial Services (0.06%)
Ogden Corp,. 6.00,                                                         25,000          21,750
Re Capital Corp., 5.50%, 08/01/00                                          50,000          53,813
Fremont General Corp., Zero Coupon, 10/12/13                              300,000         105,375
Old Republic International, 5.75%, 08/15/02                                15,000          15,825
                                                                                      -------------
                                                                                          196,763
                                                                                      -------------
Food & Beverage (0.05%)
Guilford Mills, 6.00%, 09/15/12                                            84,000          80,430
Kroger Co., 6.375%, 12/01/99                                               50,000          68,688
                                                                                      -------------
                                                                                          149,118
                                                                                      -------------
Hotel & Restaurant (0.01%)
Carnival Corp., 4.50%, 07/01/97                                            20,000          28,925
                                                                                      -------------
Media & Entertainment (0.05%)
Time Warner Inc., 8.75%, 01/10/15                                         150,000         150,563
                                                                                      -------------
Metals (0.02%)
Agnico-Eagle Mines Ltd., 3.50%, 01/27/04                                  100,000          79,250
                                                                                      -------------
Oil & Gas (0.25%)
Amoco Canada Petroleum Co. Ltd., 7.375%, 09/01/13                        $340,000      $  424,575
Apache Corp., 6.00%, 01/15/02                                              60,000          65,700
Baker Hughes Inc., Zero Coupon, 05/05/08                                  525,000         316,313
                                                                                      -------------
                                                                                          806,588
                                                                                      -------------
Oil & Gas Utilities (0.02%)
Consolidated Natural Gas Co., 7.25%, 12/15/15                              50,000          51,250
                                                                                      -------------
Retail (0.19%)
Costco Wholesale Inc., 5.75%, 05/15/02                                    175,000         151,156
Hechinger Co., 5.50%, 04/01/12                                            140,000          93,625
Rite Aid Corp., Zero Coupon, 07/24/06                                     800,000         377,000
                                                                                      -------------
                                                                                          621,781
                                                                                      -------------
Transportation (0.02%)
Delta Air Lines, 3.23%, 06/15/03                                           79,000          68,335
                                                                                      -------------
Total Bonds & Notes (cost $2,755,134)                                                  $2,929,530
                                                                                      -------------

                                     Aetna Mutual Funds Semi-Annual Report  103

Portfolio of Investments
April 30, 1995 (Unaudited)

Growth and Income Fund

                                                                        Principal        Market
                                                                          Amount         Value
                                                                         ----------   -------------
Short Term Investments (1.75%)
Peco Energy Co., Comm. Paper, 6.05%, 05/01/95                           $5,329,000    $  5,329,000
U.S. Treasury Note, 5.125%, 03/31/96                                       150,000         148,406
U.S. Treasury Note, 4.25%, 07/31/95                                        250,000         248,984
                                                                                      -------------
Total Short-Term Investments (cost $5,726,101)                                        $  5,726,390
                                                                                      -------------
Total Investments (cost $300,615,297)                                                 -------------
                                                                                      $329,516,875
                                                                                      -------------

Notes to Portfolio of Investments

(a) The cost of investments for income tax purposes amounted to $300,709,622. Unrealized gains and losses, based on identified tax cost at April 30, 1995 are as follows:

 Unrealized gains                       $31,707,904
Unrealized losses                        (2,900,651)
                                        ------------
 Net unrealized gain                    $28,807,253
                                        ------------

(b) At April 30, 1995, U.S. Treasury Note 5.125%, 03/31/96, par value $150,000 was pledged to cover margin requirements for open futures contracts (See Note 1 of Notes to Financial Statements). Information concerning open futures contracts is shown below:

                                    No. of         Face       Expiration      Unrealized
                                    Contracts     Value          Date         Gain/Loss
                                  -----------   -----------   ------------   -------------
Toronto Stock Exchange Future         3         $ 861,124       June 95        $    257
FTSE 100 Future                       7           240,469       June 95          54,018
Tokyo Stock Price Index Future        4          (626,256)      June 95         (23,327)
                                                                             -------------
                                                                               $ 30,948

+ Non-income producing security.

Category percentages are based on net assets.

See Notes to Financial Statements.

104  Aetna Mutual Funds Semi-Annual Report

Portfolio of Investments
April 30, 1995 (Unaudited)

Growth Fund

                                                                         Number of       Market
                                                                          Shares         Value
                                                                         ----------   -------------
Common Stocks (97.92%)
Aerospace & Defense (3.51%)
Boeing Co.                                                                21,000       $1,155,000
                                                                                      -------------
Air Transportation (2.05%)
AMR Corp.+                                                                10,000          673,750
                                                                                      -------------
Autos & Auto Equipment (2.10%)
Daimler Benz Aktiengesellschaft ADR                                       15,000          691,875
                                                                                      -------------
Building Materials & Construction (3.59%)
National Gypsum Co.+                                                      24,000        1,179,000
                                                                                      -------------
Chemicals (8.35%)
Engelhard Corp.                                                           25,000          959,375
Hercules Inc.                                                             20,000          997,500
PPG Industries, Inc.                                                      20,000          787,500
                                                                                      -------------
                                                                                        2,744,375
                                                                                      -------------
Computers & Office Equipment (8.21%)
Bay Networks Inc.+                                                        20,000          726,250
Compaq Computer Corp.+                                                    30,000        1,140,000
Sun Microsystems, Inc.+                                                   21,000          834,750
                                                                                      -------------
                                                                                        2,701,000
                                                                                      -------------
Diversified (2.86%)
ITT Corp.                                                                  9,000          940,500
                                                                                      -------------
Electrical & Electronics (8.29%)
Micron Technology Inc.                                                    20,000        1,645,000
Motorola, Inc.                                                            19,000        1,080,625
                                                                                      -------------
                                                                                        2,725,625
                                                                                      -------------
Financial Services (2.98%)
Sunamerica, Inc.                                                          20,000       $  980,000
                                                                                      -------------
Insurance (5.05%)
American International Group, Inc.                                         8,000          854,000
Partnerre Holdings Ltd.                                                   35,000          807,188
                                                                                      -------------
                                                                                        1,661,188
                                                                                      -------------
Machinery (6.33%)
Caterpillar Inc.                                                          10,000          585,000
Clark Equipment Co.+                                                      17,500        1,496,250
                                                                                      -------------
                                                                                        2,081,250
                                                                                      -------------
Media & Entertainment (6.68%)
Carmike Cinemas, Inc. Class "A"+                                          30,000          667,500
CBS, Inc.                                                                 10,880          697,680
Walt Disney Company                                                       15,000          830,625
                                                                                      -------------
                                                                                        2,195,805
                                                                                      -------------
Metals & Mining (5.21%)
Aluminum Company of America                                               20,000          897,500
Nucor Corp.                                                               17,000          816,000
                                                                                      -------------
                                                                                        1,713,500
                                                                                      -------------
Oil & Gas (8.15%)
Amoco Corp.                                                               15,000          984,375
Atlantic Richfield Co.                                                     7,000          801,500
Imperial Oil Ltd.                                                         25,000          893,750
                                                                                      -------------
                                                                                        2,679,625
                                                                                      -------------
Pharmaceuticals (10.04%)
Amgen Inc.+                                                               18,000        1,308,375
Becton, Dickinson & Co.                                                   10,000          557,500

See Notes to Portfolio of Investments.

                                    Aetna Mutual Funds Semi-Annual Report  105

Portfolio of Investments
April 30, 1995 (Unaudited)

Growth Fund

                                                                         Number of       Market
                                                                          Shares         Value
                                                                         ----------   -------------
Centocor, Inc.+                                                             50,000    $   709,375
Upjohn Co.                                                                  20,000        725,000
                                                                                      -------------
                                                                                        3,300,250
                                                                                      -------------

Retail (12.10%)
Home Depot, Inc.                                                            22,500        939,375
Nordstrom, Inc.                                                             27,000      1,034,438
Tandy Corp.                                                                 18,000        891,000
US Shoe Corp.                                                               40,000      1,115,000
                                                                                      -------------
                                                                                        3,979,813
                                                                                      -------------
Telecommunications (2.42%)
Scientific-Atlanta, Inc.                                                    35,000        796,250
                                                                                      -------------
Total Common Stocks (cost $27,098,645)                                                $32,198,806
                                                                                      -------------
                                                                           Shares          Value
                                                                         ----------   -------------
Put Options (0.08%)
S & P 500 Index Expiration Date 06/17/95                                    10,000          4,687
S & P 500 Index Expiration Date 09/16/95                                    10,000         23,125
                                                                                      -------------
Total Put Options (cost $233,100)                                                     $    27,812
                                                                                      -------------
Short-Term Investments (3.64%)
                                                                                         Market
                                                                         Principal       Value
                                                                         ----------   -------------
CCU of Michigan, 5.95%, 05/01/95                                        $1,197,000    $ 1,197,000
                                                                                      -------------
Total Short-Term Investments (cost $1,197,000)                                        $ 1,197,000
                                                                                      -------------
Total Investments (cost $28,528,745)                                                  $33,423,618
                                                                                      -------------

Notes to Portfolio of Investments

+Non-income producing security.

The cost of investments for income tax purposes amounted to $29,510,946. Unrealized gains and losses, based on identified tax cost at April 30, 1995 are as follows:

 Unrealized gains         $4,252,854
Unrealized losses           (340,182)
                          -----------
Net unrealized gain       $3,912,672
                          ===========

Category percentages are based on net assets.

Call Options

                         Exercise  Expiration   Market
             Contracts     Price      Date       Value
              ---------   -------   ---------   -------
CBS, Inc.        60         $65      5/20/95    $11,438

See Notes to Financial Statements.

106  Aetna Mutual Funds Semi-Annual Report

Portfolio of Investments
April 30, 1995 (Unaudited)

Small Company Growth Fund

                                                                         Number of       Market
                                                                          Shares         Value
                                                                         ----------   -------------
 Common Stocks (95.6%)
Aerospace & Defense (1.2%)
Orbital Sciences Corp.+                                                   20,500       $  348,500
                                                                                      -------------
Autos & Auto Equipment (2.0%)
Copart, Inc.+                                                             10,000          203,750
Lear Seating Corp.+                                                       19,500          375,375
                                                                                      -------------
                                                                                          579,125
                                                                                      -------------
Banks (2.4%)
Cullen/Frost Bankers, Inc.                                                10,000          370,000
Dime Bancorp Inc.+                                                        35,000          336,875
                                                                                      -------------
                                                                                          706,875
                                                                                      -------------
Building Materials & Construction (6.6%)
Corrpro Companies, Inc.+                                                  20,000          370,000
J. Ray McDermott, S.A.+                                                   27,000          742,500
Lone Star Industries, Inc.+                                               20,000          435,000
National Gypsum Co.+                                                       8,000          393,000
                                                                                      -------------
                                                                                        1,940,500
                                                                                      -------------
Chemicals (5.2%)
NL Industries, Inc.+                                                      50,200          740,450
Vigoro Corp.                                                              20,000          797,500
                                                                                      -------------
                                                                                        1,537,950
                                                                                      -------------
Commercial Services (2.9%)
ECC International Corp.+                                                  20,000          237,500
Sotheby's Holdings, Inc. Class "A"                                        45,000          601,875
                                                                                      -------------
                                                                                          839,375
                                                                                      -------------
Computer Software (1.8%)
BTG, Inc.+                                                                30,000       $  275,625
Softkey International, Inc.+                                              10,000          246,875
                                                                                      -------------
                                                                                          522,500
                                                                                      -------------
Electrical & Electronics (11.2%)
BMC Industries, Inc.                                                      35,000          630,000
Logicon, Inc.                                                             24,000          888,000
Oak Industries, Inc.+                                                     15,000          438,750
Silicon Valley Group, Inc.+                                               30,000          873,750
Tech-Sym Corp.+                                                           18,400          464,600
                                                                                      -------------
                                                                                        3,295,100
                                                                                      -------------
Financial Services (5.0%)
Foothill Group, Inc. Class A                                              32,500          706,875
The Money Store, Inc.                                                     32,500          765,781
                                                                                      -------------
                                                                                        1,472,656
                                                                                      -------------
Food & Beverage (3.0%)
International Multifoods Corp.                                            20,000          410,000
Ralcorp Holdings, Inc.+                                                   20,000          462,500
                                                                                      -------------
                                                                                          872,500
                                                                                      -------------
Health Care Products (6.3%)
Foxmeyer Health Corp.+                                                    45,200          858,800
McKesson Corp.                                                            25,000          990,625
                                                                                      -------------
                                                                                        1,849,425
                                                                                      -------------
Health Services (1.7%)
Coram Healthcare Corp.+                                                   25,000          512,500
                                                                                      -------------

See Notes to Portfolio of Investments.

                                    Aetna Mutual Funds Semi-Annual Report  107

Portfolio of Investments
April 30, 1995 (Unaudited)

Small Company Growth Fund

                                                                         Number of       Market
                                                                          Shares         Value
                                                                         ----------   -------------
Insurance (5.4%)
American Eagle group, Inc.                                                 30,000      $  281,250
Life Partners Group, Inc.                                                  20,000         390,000
Markel Corp.+                                                               6,300         325,238
Security-Connecticut Corp.                                                 23,000         575,000
                                                                                      -------------
                                                                                        1,571,488
                                                                                      -------------
Leisure & Entertainment (3.5%)
Carmike Cinemas, Inc. Class A+                                             23,500         522,875
Topps Co., Inc.+                                                           80,000         495,000
                                                                                      -------------
                                                                                        1,017,875
                                                                                      -------------
Machinery & Equipment (6.1%)
Acme-Cleveland Corp.                                                       35,700         740,775
Fedders Corp.+                                                             80,000         560,000
Millipore Corp.                                                             8,000         491,000
                                                                                      -------------
                                                                                        1,791,775
                                                                                      -------------
Metals & Mining (3.1%)
Brush Wellman, Inc.                                                        25,000         493,750
Cleveland-Cliffs, Inc.                                                     11,000         402,875
                                                                                      -------------
                                                                                          896,625
                                                                                      -------------
Oil & Gas (4.3%)
Arakis Energy Corp.+                                                       30,000         217,500
Basic Petroleum International, Ltd.+                                       10,000         137,500
Benton Oil & Gas Co.+                                                      35,000         433,125
Seitel, Inc.+                                                              15,000         480,000
                                                                                      -------------
                                                                                        1,268,125
                                                                                      -------------
Oil & Gas Utilities (0.7%)
Valero Energy Corp.                                                        10,000      $  216,250
                                                                                      -------------
Paper & Containers (4.2%)
Aptargroup, Inc.                                                           10,000         295,000
Gaylord Container Corp.+                                                   35,000         393,750
Repap Enterprises, Inc.+                                                   75,000         530,861
                                                                                      -------------
                                                                                        1,219,611
                                                                                      -------------
Personal Care (3.1%)
Alberto-Culver Company Class "B"                                           15,000         472,500
Helen Of Troy Ltd.+                                                        25,000         431,250
                                                                                      -------------
                                                                                          903,750
                                                                                      -------------
Pharmaceuticals (4.1%)
Biovail Corporation International+                                         20,000         337,500
Medeva Plc ADR                                                             30,000         487,500
Quidel Corp.+                                                             100,000         375,000
                                                                                      -------------
                                                                                        1,200,000
                                                                                      -------------
Publishing & Printing (3.2%)
Edmark Corporation+                                                        20,000         517,500
Media General, Inc. Class "A"                                              13,000         422,500
                                                                                      -------------
                                                                                          940,000
                                                                                      -------------
Retail (7.5%)
Friedman's Inc.
 Class "A"+                                                                15,000         264,375
Intelligent Electronics, Inc.                                              40,000         387,500
Medicine Shoppe International, Inc.                                        15,000         480,000

See Notes to Portfolio of Investments.

108  Aetna Mutual Funds Semi-Annual Report

Portfolio of Investments
April 30, 1995 (Unaudited)

Small Company Growth Fund

                                                                         Number of       Market
                                                                          Shares         Value
                                                                         ----------   -------------
National Presto Industries, Inc.                                             5,000    $   231,250
Wolverine World Wide, Inc.                                                  25,000        837,500
                                                                                      -------------
                                                                                        2,200,625
                                                                                      -------------
Telecommunications (1.2%)
General Cable Plc ADR+                                                      25,000        351,563
                                                                                      -------------
Total Common Stocks
 (cost $25,194,381)                                                                   $28,054,693
                                                                                      -------------

                                                                         Principal
                                                                          Amount         Value
                                                                         ----------   -------------
Short-Term Investments--3.9%
CCU Of Michigan, Comm. Paper, 5.95%, 05/01/95                           $1,132,000      1,132,000
                                                                                      -------------
Total Short-Term Investments (cost $1,132,000)                                        $ 1,132,000
                                                                                      -------------
Total Investments (cost $25,194,381)
                                                                                      $29,186,693
                                                                                      -------------

Notes to Portfolio of Investments

+ Non-income producing security.

(a) The cost of investments for income tax purposes is identical. Unrealized gains and losses, based on identified tax cost at April 30, 1995 are as follows:

Unrealized gains          $4,332,494
Unrealized losses           (340,182)
                          -----------
 Net Unrealized gain      $3,992,312
                          ===========

Category percentages are based on net assets.

See Notes to Financial Statements.

                                    Aetna Mutual Funds Semi-Annual Report  109

Portfolio of Investments
April 30, 1995 (Unaudited)
Aetna International Growth Fund

                                                                         Number of       Market
                                                                          Shares         Value
                                                                         ----------   -------------
Common Stocks (93.3%)
Australia (3.0%)
Energy Sources (0.8%)
Broken Hill Proprietary Company Ltd.                                       30,000      $  437,283
                                                                                      -------------
Hotels & Restaurants (0.4%)
AAPC Ltd.                                                                 378,000         200,705
                                                                                      -------------
Manufacturing (0.9%)
Australian National Industries Ltd.                                       508,000         524,681
                                                                                      -------------
Metals (0.5%)
QNI Ltd.+                                                                 202,000         273,280
                                                                                      -------------
Oil & Gas Utilities (0.4%)
Australian Gas & Light Company Ltd.                                        70,000         229,115
                                                                                      -------------
Total Australia                                                                         1,665,064
                                                                                      -------------
France (10.6%)
Autos & Auto Equipment (1.1%)
PSA Peugeot SA+                                                             4,500         648,015
                                                                                      -------------
Banks (1.9%)
Banque Nationale de Paris                                                  10,800         524,261
Credit Local de France                                                      6,300         536,143
                                                                                      -------------
                                                                                        1,060,404
                                                                                      -------------
Building Materials & Construction (0.9%)
Lafarge Coppee                                                              6,300         490,078
                                                                                      -------------
Consumer Products (1.0%)
Christian Dior SA                                                           6,000         535,473
                                                                                      -------------
Financial Services (0.6%)
Cetelem Group                                                               1,550      $  327,094
                                                                                      -------------
Food & Household Products (0.7%)
Eridania-Beghin Say SA                                                      2,400         370,468
                                                                                      -------------
Insurance (0.5%)
Assurances Generales de France                                              8,000         264,202
                                                                                      -------------
Metals (0.9%)
Ugine                                                                       7,500         530,111
                                                                                      -------------
Petroleum (1.0%)
Societe Nationale Elf Aquitaine                                             7,150         570,286
                                                                                      -------------
Pharmaceuticals (0.9%)
Sanofi SA                                                                   9,600         528,405
                                                                                      -------------
Retail (1.1%)
Pinault-Printemps SA                                                        2,800         632,396
                                                                                      -------------
Total France                                                                            5,956,932
                                                                                      -------------
Germany (4.5%)
Building Materials & Trade (0.8%)
Bilfinger & Berger Bau AG                                                   1,000         466,073
                                                                                      -------------
Banks (1.0%)
Deutsche Bank AG                                                            1,125         551,766
                                                                                      -------------
Machinery & Equipment (1.9%)
Linde AG                                                                      900         518,488
Mannesmann AG                                                               2,000         542,549
                                                                                      -------------
                                                                                        1,061,037
                                                                                      -------------
Transportation (0.8%)
Veba AG                                                                     1,250         465,351
                                                                                      -------------
Total Germany                                                                           2,544,227
                                                                                      -------------

See Notes to Financial Statements.
110  Aetna Mutual Funds Semi-Annual Report
Portfolio of Investments
April 30, 1995 (Unaudited)
Aetna International Growth Fund

                                                                         Number of       Market
                                                                          Shares         Value
                                                                         ----------   -------------
Great Britain (19.3%)
Autos & Auto Equipment (0.8%)
T & N                                                                     181,000     $   439,687
                                                                                      -------------
Banks (1.0%)
Abbey National                                                             74,000         554,761
                                                                                      -------------
Building Materials & Construction (0.7%)
BPB Industries                                                             95,000         412,644
                                                                                      -------------
Chemicals (1.7%)
Albright And Wilson Plc                                                   200,000         553,410
Hanson                                                                    100,000         380,469
                                                                                      -------------
                                                                                          933,879
                                                                                      -------------
Coal Mining & Steel (0.8%)
British Steel Plc                                                         170,000         462,194
                                                                                      -------------
Communications (1.2%)
British Telecommunications+                                               109,700         684,742
                                                                                      -------------
Food & Beverage (1.0%)
Grand Metropolitan                                                         51,000         327,364
Hillsdown Holdings                                                        100,000         296,010
                                                                                      -------------
                                                                                          623,374
                                                                                      -------------
Hotels & Restaurants (1.0%)
Ladbroke Group                                                            180,000         521,234
Greenalls Group Plc                                                        73,000         536,695
                                                                                      -------------
                                                                                        1,057,929
                                                                                      -------------
Machine Equipment (0.8%)
Siebe                                                                      50,000         452,863
Tomkins Plc                                                               129,000         485,617
                                                                                      -------------
                                                                                          938,480
                                                                                      -------------
Metals (1.0%)
Cookson Group                                                             144,000     $   542,084
                                                                                      -------------
Petroleum (0.5%)
British Petroleum                                                          40,000         287,966
                                                                                      -------------
Pharmaceutical (0.6%)
Smithkline Beecham Units                                                   44,711         340,583
                                                                                      -------------
Publishing & Printing (0.8%)
Mirror Group Plc                                                          214,000         461,325
                                                                                      -------------
Retail (1.6%)
Tesco                                                                      85,000         382,198
Great Universal Stores Plc                                                 55,000         522,924
                                                                                      -------------
                                                                                          905,122
                                                                                      -------------
Textile (0.9%)
Coats Viyella                                                             150,000         489,864
                                                                                      -------------
Transportation (0.7%)
Peninsular & Oriental Steam                                                45,000         417,712
                                                                                      -------------
Utilities (2.4%)
British Gas                                                                95,800         463,895
North West Water                                                           56,750         517,651
Powergen Plc+                                                             116,000         358,301
                                                                                      -------------
                                                                                        1,339,847
                                                                                      -------------
Total Great Britain                                                                    10,892,193
                                                                                      -------------
Italy (2.1%)
Building Materials & Construction (0.5%)
Italcementi                                                                48,100         288,869
                                                                                      -------------
Telecommunications (1.6%)
Stet D Risp Port                                                          400,000         916,159
                                                                                      -------------
Total Italy                                                                             1,205,028
                                                                                      -------------

                                     Aetna Mutual Funds Semi-Annual Report  111

Portfolio of Investments
April 30, 1995 (Unaudited)

Aetna International Growth Fund

                                                                         Number of       Market
                                                                          Shares         Value
                                                                         ----------   -------------
 Japan (35.9%)
Autos & Auto Equipment (4.0%)
Honda Motor Co.                                                            52,000     $   841,454
Mazda Motor+                                                              130,000         573,859
Nippondenso Co. Ltd.                                                       42,000         844,548
                                                                                      -------------
                                                                                        2,259,861
                                                                                      -------------
Banks (4.6%)
Shizuoka Bank                                                              94,000       1,297,400
Sumitomo Bank                                                              60,000       1,299,304
                                                                                      -------------
                                                                                        2,596,704
                                                                                      -------------
Chemicals (1.5%)
Shin-etsu Chemical Co.                                                     43,000         833,958
                                                                                      -------------
Consumer Products (4.8%)
Canon Inc.                                                                 57,000         942,709
Shimano Inc.                                                               34,000         659,409
Sony Corp.                                                                 22,000       1,109,882
                                                                                      -------------
                                                                                        2,712,000
                                                                                      -------------
Electrical Equipment (7.1%)
Hitachi Ltd.                                                              119,000       1,210,601
Mitsubishi Electric Corp.                                                 110,000         780,059
TDK Corp.                                                                  20,000         913,796
                                                                                      -------------
                                                                                        2,904,456
                                                                                      -------------
Electric Utilities (1.4%)
Tohoku Electric Power Co. Inc.                                             27,000         774,228
                                                                                      -------------
Financial Services (1.4%)
Nomura Securities Co. Ltd.                                                 40,000         809,090
                                                                                      -------------
Home Furnishings & Appliances (0.5%)
Keiyo Co.                                                                  26,250     $   304,212
                                                                                      -------------
Machine Equipment (7.7%)
Amada Sonoike Co. Ltd.                                                    110,000         844,191
Fuji Machine Manufacturing                                                 27,000         658,576
Mitsubishi Heavy Industries Ltd.                                          126,000         914,510
NTN Corp.                                                                 132,000         873,246
Sumitomo Corp.                                                            105,000       1,043,191
                                                                                      -------------
                                                                                        4,333,714
                                                                                      -------------
Publishing (1.5%)
Toppan Printing Co. Ltd.                                                   60,000         870,962
                                                                                      -------------
Retail (1.9%)
Aoyama Trading Co. Ltd.                                                    17,000         329,704
Best Denki Co. Ltd.                                                        45,000         717,473
                                                                                      -------------
                                                                                        1,047,177
                                                                                      -------------
Textiles (1.5%)
Kuraray Co. Ltd.                                                           65,000         772,622
                                                                                      -------------
Total Japan                                                                            20,218,984
                                                                                      -------------
Malaysia (2.3%)
Consumer Products (0.8%)
Sime Darby Bhd                                                            187,000         476,674
                                                                                      -------------
Financial Services (0.4%)
AMMB Holdings Bhd                                                          21,000         207,323
                                                                                      -------------
Metals (0.3%)
Aluminum Company of Malaysia                                              171,000         196,496
                                                                                      -------------

See Notes to Portfolio of Investments.

112  Aetna Mutual Funds Semi-Annual Report

Portfolio of Investments
April 30, 1995 (Unaudited)

Aetna International Growth Fund

                                                                         Number of       Market
                                                                          Shares         Value
                                                                         ----------   -------------
Transportation (0.8%)
Malaysian International Ship                                              154,666     $   400,511
Total Malaysia                                                                      -------------
                                                                                        1,281,004
                                                                                      -------------
Netherlands (4.8%)
Banks (0.7%)
ABN Amro Holdings NV                                                       10,506         404,049
                                                                                      -------------
Electrical Equipment (1.5%)
Philips Electronics                                                        21,600         823,755
                                                                                      -------------
Insurance (1.2%)
Internatinale Nederlanden Groep NV                                         13,100         690,314
                                                                                      -------------
Media & Entertainment (1.4%)
Polygram                                                                   13,500         761,834
                                                                                      -------------
Total Netherlands                                                                       2,679,952
                                                                                      -------------
Norway (0.8%)
Energy (0.8%)
Norsk Hydro AS                                                             11,111         452,828
                                                                                      -------------
Total Norway                                                                              452,828
                                                                                      -------------
Singapore (2.8%)
Banks (1.4%)
Development Bank of Singapore Ltd.                                         36,000         384,930
United Overseas Bank Ltd.                                                  38,900         404,772
                                                                                      -------------
                                                                                          789,702
                                                                                      -------------
Transportation (1.4%)
Jurong Shipyard Ltd.                                                       49,000         376,247
Singapore Airlines Ltd. (Foreign- Registered shares)                       40,000     $   384,643
                                                                                      -------------
                                                                                          760,890
                                                                                      -------------
Total Singapore                                                                         1,550,592
                                                                                      -------------
Spain (2.9%)
Building Materials & Construction (1.3%)
Dragados Y Construciones SA                                                25,000         378,666
Repsol SA                                                                  12,000         382,036
                                                                                      -------------
                                                                                          760,702
                                                                                      -------------
Metals (0.9%)
Acerinox SA                                                                 4,400         503,859
                                                                                      -------------
Telephone Utilities (0.7%)
Telefonica De Espana                                                       29,000         354,463
                                                                                      -------------
Total Spain                                                                             1,619,024
                                                                                      -------------
Sweden (2.1%)
Electrical Equipment (2.1%)
Electrolux Ab B Free                                                       13,500         688,614
                                                                                      -------------
Machine & Engineering (0.8%)
Atlas Copco Ab Free                                                        34,250         470,901
                                                                                      -------------
Total Sweden                                                                            1,159,515
                                                                                      -------------
Switzerland (2.3%)
Electrical Engineering & Electronics (1.1%)
BBC Brown Boveri AG                                                           660         651,219
                                                                                      -------------
Manufacturing (1.2%)
Holderbank Financiere Glaris AG                                               845         678,212
                                                                                      -------------
Total Switzerland                                                                       1,329,431
                                                                                      -------------
Total Common Stocks                                                                    52,554,774
                                                                                      -------------

                                     Aetna Mutual Funds Semi-Annual Report  113

Portfolio of Investments
April 30, 1995 (Unaudited)

Aetna International Growth Fund

                                                                         Number of       Market
                                                                          Shares         Value
                                                                         ----------   -------------
Preferred Stock (1.3%)
Italy (1.3%)
Auto & Auto Equipment
Fiat SpA                                                                   280,000    $   721,266
                                                                                      -------------
Total Preferred Stock                                                                     721,266
                                                                                      -------------
Warrants (0.0%)
Italy
Italcementi 12/31/96                                                        11,100          2,767
                                                                                      -------------
Total Warrants                                                                        $     2,767
                                                                                      -------------
                                                                         Principal       Market
                                                                          Amount         Value
                                                                         ----------   -------------
Short-term Investments (5.0%)
Ford Motor Company 5.85%, 05/01/95                                      $2,793,000    $ 2,793,000
                                                                                      -------------
Total Short-term Investments                                                          $ 2,793,000
                                                                                      -------------
Total Investments (cost $54,454,925)                                                  $56,071,807
                                                                                      -------------

Notes to Portfolio of Investments

+ Non-income producing security.

The cost of investments for income tax purposes is identical. Unrealized gains and losses, based on identified tax cost at April 30, 1995 are as follows:

Unrealized gains          $ 4,233,227
Unrealized losses          (2,616,345)
                          ------------
 Net unrealized gain      $ 1,616,882
                          ============

Category percentages are based on net assets.

See Notes to Financial Statements.

114  Aetna Mutual Funds Semi-Annual Report

Portfolio of Investments
April 30, 1995 (Unaudited)

Asian Growth Fund

                                                                         Number of       Market
                                                                          Shares         Value
                                                                         ----------   -------------
Common Stocks (95.1%)
Australia (0.1%)
Building Materials & Construction (0.1%)
Odin Mining & Investments                                                   38,750    $     15,502
                                                                                      -------------
Total Australia                                                                             15,502
                                                                                      -------------
Hong Kong (32.1%)
Automotive (0.9%)
Qingling Motor Companies
 Class "H"                                                               1,100,000         211,730
                                                                                      -------------
Banks (6.0%)
Hang Seng Bank                                                              86,000         566,593
HSBC Holdings Plc                                                           68,800         797,675
                                                                                      -------------
                                                                                         1,364,268
                                                                                      -------------
Building Materials & Construction (2.3%)
Hopewell Holdings                                                          735,000         522,219
                                                                                      -------------
Chemicals (1.7%)
Yizheng Chemical Fibre Company                                           1,150,000         378,827
                                                                                      -------------
Diversified (6.5%)
Citic Pacific Ltd.                                                         320,000         789,562
Hutchison Whampoa                                                          160,000         692,417
                                                                                      -------------
                                                                                         1,481,979
                                                                                      -------------
Electric Utilities (4.1%)
China Light & Power Co. Ltd.                                                50,000         235,757
Hong Kong Electric Holdings Ltd.                                           230,000         704,173
                                                                                      -------------
                                                                                           939,930
                                                                                      -------------
Financial Services (2.5%)
Guangdong Investment Ltd.                                                1,250,000         577,283
                                                                                      -------------
Real Estate (2.9%)
Hong Kong Land Holding                                                     225,000    $    423,000
Swire Pacific
 Class "A"                                                                 100,000         668,518
                                                                                      -------------
                                                                                         1,091,518
                                                                                      -------------
Telephone Utilities (3.3%)
Hong Kong Telecommunications Ltd.                                          390,000         760,754
                                                                                      -------------
Total Hong Kong                                                                          7,328,510
                                                                                      -------------
Indonesia (8.8%)
Banks (2.0%)
Bank Tiara Asia (Foreign-Registered shares)                                440,000         374,384
Modern Bank (Foreign-
 Registered shares)                                                        121,500          92,499
                                                                                      -------------
                                                                                           466,883
                                                                                      -------------
Financial Services (1.3%)
Wicaksana Overseas International (Foreign-
 Registered shares)                                                        129,000         294,626
                                                                                      -------------
Paper & Containers (4.6%)
Indorayon (Foreign- Registered shares)                                     250,000         459,023
Pabrik Kertas Tjiwi Kimia (Foreign- Registered shares)                      98,000         138,245
 Barito Pacific Timber (Foreign-Registered shares)                         250,000         279,893
Sumalindo Lestari Jaya (Foreign-Registered shares)+                        100,000         163,457
                                                                                      -------------
                                                                                         1,040,618
                                                                                      -------------

See Notes to Portfolio of Invesmtents.


                                    Aetna Mutual Funds Semi-Annual Report  115

Portfolio of Investments
April 30, 1995 (Unaudited)

Asian Growth Fund

                                                                         Number of       Market
                                                                          Shares         Value
                                                                         ----------   -------------
Real Estate (0.9%)
Pakuwon Jati (Foreign-Registered shares)                                   332,000    $    156,113
Dharmala Intiland (Foreign-Registered shares)                               75,000          43,663
                                                                                      -------------
                                                                                           199,776
                                                                                      -------------
Total Indonesia                                                                          2,001,903
                                                                                      -------------
South Korea (1.9%)
Oil & Gas (1.9%)
Yukong Ltd.                                                                  9,600         425,631
                                                                                      -------------
Total South Korea                                                                          425,631
                                                                                      -------------
Malaysia (16.6%)
Banking (1.5%)
Malayan Banking Bhd                                                         50,000         341,897
                                                                                      -------------
Building Materials & Construction (2.2%)
Sungei Way Holdings                                                        125,000         495,650
                                                                                      -------------
Diversified (2.8%)
Sime Darby Bhd                                                             250,000         637,265
                                                                                      -------------
Paper & Containers (1.4%)
Aokam Perdana Bhd                                                           70,000         314,384
                                                                                      -------------
Real Estate (6.0%)
Kampong Lanjut Tin Dredging                                                175,000         431,924
Land & General Bhd                                                         232,500         672,618
Tan & Tan Development Bhd                                                  250,000         266,033
                                                                                      -------------
                                                                                         1,370,575
                                                                                      -------------
Textiles (2.8%)
Jaya Tiasa Holdings Bhd                                                    170,000         629,375
                                                                                      -------------
Total Malaysia                                                                           3,789,146
                                                                                      -------------
Philippines (6.3%)
Banks (0.1%)
Philippine National Bank                                                     3,354    $     32,832
                                                                                      -------------
Building Materials & Construction (2.0%)
South East Asia Cement Holdings Inc.                                     3,500,000         298,273
Sanitary Wares Manufacturing Corp.                                         434,700         155,190
                                                                                      -------------
                                                                                           453,463
                                                                                      -------------
Electric Utilities (0.0%)
Manila Electric Company "B" Shares                                             400           4,261
                                                                                      -------------
Real Estate (2.1%)
Ayala Land Inc.                                                            212,000         260,422
SM Prime Holdings Inc.+                                                    700,000         214,971
                                                                                      -------------
                                                                                           475,393
                                                                                      -------------
Telephone Utilities (2.1%)
Philippine Long Distance Telephone                                           7,500         472,169
                                                                                      -------------
Total Philippines                                                                        1,438,118
                                                                                      -------------
Singapore (15.4%)
Banks (3.9%)
Development Bank of Singapore (Foreign-Registered shares)                   55,000         588,087
United Overseas Bank (Foreign-Registered shares)                            28,000         291,353
                                                                                      -------------
                                                                                           879,440
                                                                                      -------------
Diversified (1.7%)
Jardine Matheson                                                            48,000         381,600
                                                                                      -------------

116  Aetna Mutual Funds Semi-Annual Report

Portfolio of Investments
April 30, 1995 (Unaudited)

Asian Growth Fund

                                                                         Number of       Market
                                                                          Shares         Value
                                                                         ----------   -------------
Real Estate (2.9%)
Straits Steamship Land Ltd.                                               200,000     $   665,949
DBS Land                                                                  253,000         697,180
                                                                                      -------------
                                                                                        1,363,129
                                                                                      -------------
Ship Repair (2.4%)
Jurong Shipyard                                                            70,000         537,496
Sembawang Corporation Ltd.                                                 50,000         342,662
                                                                                      -------------
                                                                                          880,158
                                                                                      -------------
Total Singapore                                                                         3,504,327
                                                                                      -------------
Thailand (14.0%)
Banks & Financial Services (6.9%)
Bank Of Ayudhya Public Co. Ltd. (Foreign-Registered shares)               115,000         514,332
Bangkok Metropolitan Bank (Foreign- Registered shares)+                   550,000         559,057
Nava Finance & Securities P Co. Ltd. (Foreign- Registered shares)         120,000         246,391
Siam City Bank Public Co. Ltd. (Foreign-Registered shares)                250,000         256,658
                                                                                      -------------
                                                                                        1,576,438
                                                                                      -------------
Building Materials & Construction (2.8%)
Siam Cement Public Co. Ltd. (Foreign- Registered shares)                    7,000         402,440
TPI Polene Public Co. Ltd. (Foreign- Registered shares)                    40,000         226,062
                                                                                      -------------
                                                                                          628,502
                                                                                      -------------
Electrical Equipment (2.9%)
Electricity Generating Public Co. Ltd. (Foreign-Registered shares)+       220,000     $   670,868
                                                                                      -------------
Metals (1.4%)
Sahavirya Steel Industry Public Co. Ltd. (Foreign-Registered shares)+     125,000         322,728
                                                                                      -------------
Total Thailand                                                                          3,198,536
                                                                                      -------------

                                                                         Principal       Market
                                                                          Amount         Value
                                                                         ----------   -------------
Short-term Investments (2.6%)
Ford Motor Co., Comm. Paper 5.85% 05/01/95                                598,000         598,000
                                                                                      -------------
Total Short-term Investments                                                          $   598,000
                                                                                      -------------
Total Investments (cost $23,341,491) (a)                                              -------------
                                                                                      $22,299,673
                                                                                      -------------

Notes to Portfolio of Investments

(a) The cost of investments for income tax purposes is identical. Unrealized gains and losses, based on identified tax cost at April 30, 1995 are as follows:

 Unrealized gains         $ 1,481,597
Unrealized losses          (2,523,415)
                          ------------
Net unrealized loss       ($ 1,041,818)
                          ============

+ Non-income producing security.

Category percentages are based on net assets.

See Notes to Financial Statements.

                                    Aetna Mutual Funds Semi-Annual Report  117